UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of December 31, 2021

Days	% of fund's investments 12/31/21
1 - 7	73.1
8 - 30	2.2
31 - 60	2.1
61 - 90	2.4
91 - 180	12.8
> 180	7.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of December 31, 2021
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	30.9%
U.S. Government Agency Debt	10.1%
Repurchase Agreements	58.6%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

12/31/21
Initial Class	0.01%
Service Class	0.01%
Service Class 2	0.01%
Investor Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2021, the most recent period shown in the table, would have been (0.14)% for Initial Class, (0.24)% for Service Class, (0.39)% for Service Class 2 and (0.17)% for Investor Class.

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Debt - 30.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Notes
1/15/22	0.09 to 0.13%	$62,324,040	$62,515,286
U.S. Treasury Obligations - 29.7%
U.S. Treasury Bills
2/10/22 to 11/3/22	0.06 to 0.21	625,452,000	625,222,165
U.S. Treasury Notes
1/15/22 to 10/31/23	0.03 to 0.24 (b)	882,609,000	885,869,134
			1,511,091,299
TOTAL U.S. TREASURY DEBT
(Cost $1,573,606,585)			1,573,606,585

Variable Rate Demand Note - 0.3%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.07% 1/7/22, LOC Freddie Mac, VRDN
1/7/22	0.07 (b)(c)	400,000	400,000
New York - 0.3%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.1% 1/7/22, LOC Freddie Mac, VRDN
1/7/22	0.10 (b)(c)	1,100,000	1,100,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.1% 1/7/22, LOC Freddie Mac, VRDN
1/7/22	0.10 (b)(c)	600,000	600,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2002 A, 0.1% 1/7/22, LOC Freddie Mac, VRDN
1/7/22	0.10 (b)(c)	12,600,000	12,600,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.1% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.1% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.10 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.14% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.14 (b)(c)	1,600,000	1,600,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.1% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.07% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.07 (b)(c)	200,000	200,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.1% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.11% 1/7/22, LOC Fannie Mae, VRDN
1/7/22	0.11 (b)(c)	500,000	500,000
			18,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $18,700,000)			18,700,000

U.S. Government Agency Debt - 10.1%
Federal Agencies - 10.1%
Fannie Mae
3/9/22 to 7/29/22	0.17 to 0.32 (b)(d)	143,600,000	143,600,000
Federal Farm Credit Bank
2/18/22 to 11/7/22	0.07 to 0.51 (b)	16,000,000	16,002,795
Federal Home Loan Bank
2/10/22 to 12/15/22	0.05 to 0.17 (b)	208,000,000	207,997,896
Freddie Mac
1/18/22 to 9/9/22	0.14 to 0.25 (b)(d)	146,400,000	146,400,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $514,000,691)			514,000,691

U.S. Government Agency Repurchase Agreement - 12.2%
	Maturity Amount	Value
In a joint trading account at 0.05% dated 12/31/21 due 1/3/22 (Collateralized by (U.S. Government Obligations)) #	$305,802,377	$305,801,000
With:
ABN AMRO Bank NV at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Government Obligations valued at $10,200,043, 1.33% - 4.50%, 10/1/40 - 12/20/51)	10,000,042	10,000,000
BMO Harris Bank NA at 0.06%, dated:
9/7/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $3,060,639, 1.25% - 5.00%, 11/30/26 - 9/15/58)	3,000,905	3,000,000
12/1/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,224, 1.38% - 2.07%, 2/1/31 - 12/1/33)	4,000,507	4,000,000
12/13/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $2,040,109, 1.25% - 3.00%, 11/30/26 - 1/15/57)	2,000,103	2,000,000
CIBC Bank U.S.A. at:
0.06%, dated:
8/6/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $7,141,636, 2.00% - 5.50%, 3/1/31 - 12/20/51)	7,001,925	7,000,000
12/23/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,069, 2.50% - 4.00%, 2/1/40 - 5/1/51)	4,000,379	4,000,000
0.09%, dated 10/26/21 due 1/24/22 (Collateralized by U.S. Government Obligations valued at $2,097,842, 1.85% - 8.70%, 12/15/28 - 11/25/51)	2,000,450	2,000,000
Citibank NA at 0.06%, dated 12/28/21 due 1/4/22
(Collateralized by U.S. Treasury Obligations valued at $13,270,650, 0.00% - 4.38%, 3/24/22 - 5/15/51)	13,000,152	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,047,616, 0.00% - 6.13%, 1/15/22 - 11/15/51)	2,000,023	2,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 12/28/21 due 1/4/22 (Collateralized by U.S. Government Obligations valued at $8,160,999, 2.50% - 4.50%, 7/20/51)	8,000,093	8,000,000
Deutsche Bank AG, New York at:
0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Government Obligations valued at $4,120,017, 3.80%, 11/15/46)	4,000,017	4,000,000
0.06%, dated 12/29/21 due 1/5/22 (Collateralized by U.S. Government Obligations valued at $4,120,032, 3.80%, 11/15/46)	4,000,043	4,000,000
Deutsche Bank Securities, Inc. at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $7,166,050, 0.00%, 1/25/22 - 2/15/41)	7,000,029	7,000,000
Goldman Sachs & Co. at:
0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Government Obligations valued at $2,040,009, 3.73% - 4.00%, 9/1/30 - 3/20/46)	2,000,008	2,000,000
0.06%, dated 12/29/21 due 1/5/22 (Collateralized by U.S. Government Obligations valued at $34,680,265, 2.00% - 8.50%, 10/15/23 - 12/1/43)	34,000,364	34,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.07%, dated:
12/7/21 due 2/7/22 (Collateralized by U.S. Government Obligations valued at $7,140,375, 1.81% - 3.56%, 10/1/28 - 12/20/50)	7,000,844	7,000,000
12/15/21 due 2/14/22 (Collateralized by U.S. Government Obligations valued at $4,080,151, 2.50%, 9/1/31 - 9/1/51)	4,000,474	4,000,000
12/22/21 due 2/22/22 (Collateralized by U.S. Government Obligations valued at $4,080,095, 2.00%, 2/1/51)	4,000,482	4,000,000
12/29/21 due 2/28/22 (Collateralized by U.S. Government Obligations valued at $5,100,052, 2.00% - 4.38%, 4/15/32 - 7/20/51)	5,000,593	5,000,000
RBC Dominion Securities at 0.06%, dated:
10/13/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $4,095,108, 0.00% - 5.38%, 2/15/24 - 12/1/51)	4,000,613	4,000,000
10/14/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $9,182,572, 0.00% - 6.50%, 2/28/22 - 12/1/51)	9,001,380	9,000,000
10/29/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $4,080,894, 0.00% - 6.25%, 9/30/22 - 12/1/51)	4,000,627	4,000,000
11/18/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,180,937, 0.00% - 6.50%, 2/28/26 - 3/20/51)	9,001,440	9,000,000
11/19/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,180,937, 0.00% - 6.50%, 1/15/25 - 12/1/51)	9,001,440	9,000,000
11/22/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,180,713, 0.00% - 6.50%, 2/28/22 - 12/1/51)	9,001,410	9,000,000
12/3/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,231,661, 0.00% - 6.50%, 7/15/22 - 12/1/51)	9,001,425	9,000,000
12/10/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $9,185,378, 0.00% - 6.50%, 5/15/22 - 12/1/51)	9,000,550	9,000,000
12/16/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $9,185,684, 0.00% - 6.00%, 9/30/22 - 12/1/51)	9,000,481	9,000,000
12/17/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $9,180,249, 0.00% - 6.13%, 7/15/22 - 11/20/51)	9,000,481	9,000,000
12/20/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $6,120,183, 0.00% - 4.50%, 2/24/22 - 3/20/51)	6,000,284	6,000,000
RBC Financial Group at 0.06%, dated:
6/25/21 due 1/7/22
(Collateralized by U.S. Government Obligations valued at $5,101,633, 1.50% - 4.00%, 12/1/30 - 2/1/57)	5,001,783	5,000,000
(Collateralized by U.S. Government Obligations valued at $23,467,507, 1.50% - 5.50%, 12/1/30 - 8/1/58)	23,008,242	23,000,000
6/29/21 due 1/7/22
(Collateralized by U.S. Government Obligations valued at $9,182,877, 1.50% - 6.50%, 12/15/23 - 2/1/57)	9,003,180	9,000,000
(Collateralized by U.S. Government Obligations valued at $19,386,073, 1.50% - 5.80%, 12/1/30 - 2/1/57)	19,006,745	19,000,000
(Collateralized by U.S. Government Obligations valued at $19,386,073, 1.50% - 5.80%, 12/1/30 - 8/1/58)	19,006,840	19,000,000
6/30/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $5,101,590, 1.50% - 4.00%, 12/1/30 - 1/1/52)	5,001,800	5,000,000
8/6/21 due 1/7/22 (Collateralized by U.S. Government Obligations valued at $5,101,276, 1.50% - 4.00%, 12/1/30 - 8/1/58)	5,001,750	5,000,000
TD Securities (U.S.A.) at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $18,360,132, 0.63%, 8/15/30)	18,000,075	18,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $620,801,000)		620,801,000

U.S. Treasury Repurchase Agreement - 46.4%
With:
ABN AMRO Bank NV at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,106,356, 1.63% - 3.38%, 6/30/24 - 8/15/49)	4,000,017	4,000,000
Barclays Bank PLC at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $17,340,097, 2.00%, 11/15/41)	17,000,071	17,000,000
BMO Capital Markets Corp. at 0.06%, dated 10/12/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,120,102, 0.00% - 2.38%, 2/24/22 - 5/15/50)	4,000,562	4,000,000
BMO Harris Bank NA at 0.06%, dated:
10/14/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,118,497, 1.38% - 3.00%, 11/30/23 - 11/15/49)	4,000,587	4,000,000
11/1/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,250, 0.00% - 3.00%, 4/21/22 - 2/15/49)	2,000,450	2,000,000
11/5/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $6,180,455, 1.38% - 3.00%, 11/30/28 - 2/15/50)	6,001,260	6,000,000
12/2/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,195, 0.13% - 3.00%, 6/30/22 - 2/15/49)	2,000,131	2,000,000
12/7/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,099,924, 0.25% - 6.75%, 3/31/25 - 5/15/43)	4,000,293	4,000,000
12/8/21 due 1/7/22
(Collateralized by U.S. Treasury Obligations valued at $6,179,246, 0.25% - 2.88%, 6/15/23 - 11/15/47)	6,000,440	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,251, 0.13% - 6.25%, 6/30/22 - 11/15/49)	2,000,147	2,000,000
12/9/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,119,789, 0.13% - 3.00%, 6/30/22 - 11/15/49)	4,000,306	4,000,000
12/13/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,100,390, 0.00% - 3.00%, 4/21/22 - 11/15/45)	5,000,351	5,000,000
12/22/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,044, 0.38% - 3.88%, 9/15/24 - 8/15/41)	2,000,092	2,000,000
BNP Paribas, SA at 0.05%, dated:
12/15/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,292, 0.14% - 2.00%, 4/30/22 - 8/15/51)	8,000,211	8,000,000
12/16/21 due 1/4/22 (Collateralized by U.S. Treasury Obligations valued at $15,300,408, 0.13% - 2.25%, 4/30/22 - 8/15/41)	15,000,396	15,000,000
12/17/21 due 1/5/22 (Collateralized by U.S. Treasury Obligations valued at $13,260,474, 0.14% - 4.25%, 4/30/22 - 5/15/47)	13,000,343	13,000,000
12/20/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $10,200,308, 0.11% - 4.38%, 4/30/22 - 8/15/46)	10,000,292	10,000,000
12/21/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $12,325,451, 1.63% - 5.50%, 7/15/22 - 5/15/47)	12,000,267	12,000,000
12/22/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $12,287,455, 0.14% - 4.50%, 4/30/22 - 2/15/45)	12,000,267	12,000,000
12/23/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $13,300,070, 0.00% - 5.25%, 3/1/22 - 2/15/44)	13,000,343	13,000,000
12/27/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $15,300,211, 0.00% - 6.75%, 4/30/22 - 8/15/40)	15,000,333	15,000,000
12/28/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $23,460,299, 0.00% - 4.50%, 4/30/22 - 8/15/46)	23,000,511	23,000,000
12/29/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $12,240,159, 0.12% - 0.20%, 4/30/22 - 10/31/23)	12,000,267	12,000,000
12/30/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $14,280,107, 0.14% - 3.75%, 4/30/22 - 8/15/51)	14,000,369	14,000,000
CIBC Bank U.S.A. at 0.06%, dated:
8/9/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,480, 0.13% - 3.75%, 4/30/22 - 2/15/50)	2,000,556	2,000,000
10/13/21 due 1/7/22
(Collateralized by U.S. Treasury Obligations valued at $4,080,650, 0.13% - 3.00%, 5/31/22 - 11/15/46)	4,000,562	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,081,286, 0.13% - 3.75%, 7/31/22 - 11/15/46)	4,000,562	4,000,000
10/22/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,441, 0.13% - 3.00%, 11/30/22 - 2/15/50)	2,000,244	2,000,000
11/2/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,536, 0.13% - 3.13%, 7/31/22 - 11/15/46)	4,000,422	4,000,000
11/4/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,041,520, 0.13% - 6.25%, 4/30/22 - 2/15/50)	2,000,275	2,000,000
11/5/21 due 1/5/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,449, 0.13% - 2.88%, 4/30/22 - 11/15/46)	2,000,186	2,000,000
11/8/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,521, 0.13% - 3.75%, 4/30/22 - 8/15/51)	2,000,180	2,000,000
11/12/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,161,011, 0.13% - 3.00%, 7/31/22 - 8/15/51)	8,000,819	8,000,000
11/23/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,523, 0.00% - 3.13%, 4/30/22 - 2/15/50)	8,000,721	8,000,000
12/8/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,394, 0.13% - 1.38%, 8/15/23 - 11/15/40)	8,000,354	8,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 12/3/21 due 1/4/22 (Collateralized by U.S. Treasury Obligations valued at $12,240,645, 0.00% - 0.13%, 6/30/22 - 12/29/22)	12,000,640	12,000,000
Commerz Markets LLC at 0.05%, dated:
12/27/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $10,210,235, 0.38% - 1.13%, 7/31/27 - 5/15/40)	10,000,097	10,000,000
12/29/21 due 1/5/22 (Collateralized by U.S. Treasury Obligations valued at $12,249,530, 1.00%, 7/31/28)	12,000,117	12,000,000
12/30/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $2,041,833, 0.38%, 7/31/27)	2,000,019	2,000,000
Deutsche Bank Securities, Inc. at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,102, 0.00%, 1/25/22)	3,000,013	3,000,000
Federal Reserve Bank of New York at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $1,796,007,540, 1.63% - 1.75%, 5/15/23 - 8/15/29)	1,796,007,483	1,796,000,000
FICC ACAFB Repo Program at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,086,534, 2.75%, 2/15/24)	4,000,017	4,000,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $7,140,046, 0.13%, 5/31/22)	7,000,032	7,000,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $15,300,093, 1.63%, 5/15/26)	15,000,063	15,000,000
ING Financial Markets LLC at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,083,769, 0.38%, 9/30/27)	4,000,017	4,000,000
Lloyds Bank Corp. Markets PLC at 0.07%, dated:
9/8/21 due 1/10/22 (Collateralized by U.S. Treasury Obligations valued at $4,077,341, 0.13% - 2.25%, 7/31/22 - 8/15/41)	4,000,964	4,000,000
9/21/21 due 1/21/22 (Collateralized by U.S. Treasury Obligations valued at $4,079,682, 0.13% - 1.75%, 7/31/22 - 8/15/41)	4,000,949	4,000,000
9/22/21 due 1/24/22 (Collateralized by U.S. Treasury Obligations valued at $4,094,364, 0.13% - 2.25%, 7/31/22 - 8/15/41)	4,000,964	4,000,000
9/30/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $3,059,680, 1.13% - 2.38%, 1/31/23 - 8/15/41)	3,000,642	3,000,000
10/6/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $4,120,615, 1.88%, 2/15/51)	4,000,716	4,000,000
10/12/21 due:
1/13/22 (Collateralized by U.S. Treasury Obligations valued at $2,044,162, 1.13% - 1.63%, 9/30/28 - 5/15/31)	2,000,362	2,000,000
2/3/22 (Collateralized by U.S. Treasury Obligations valued at $2,044,162, 1.13% - 1.63%, 9/30/28 - 5/15/31)	2,000,443	2,000,000
10/14/21 due 2/14/22 (Collateralized by U.S. Treasury Obligations valued at $4,119,621, 3.00%, 5/15/45)	4,000,957	4,000,000
10/28/21 due 1/31/22 (Collateralized by U.S. Treasury Obligations valued at $4,083,582, 1.13% - 2.50%, 1/31/25 - 8/15/41)	4,000,739	4,000,000
11/17/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,253, 0.13% - 2.25%, 10/15/23 - 5/15/41)	2,000,241	2,000,000
Mizuho Bank, Ltd. at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $13,290,469, 1.38%, 2/15/23)	13,000,054	13,000,000
MUFG Securities EMEA PLC at 0.05%, dated:
12/23/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $16,347,597, 1.38% - 1.88%, 10/31/28 - 2/15/41)	16,000,311	16,000,000
12/30/21 due 1/5/22 (Collateralized by U.S. Treasury Obligations valued at $18,359,691, 1.75% - 1.88%, 6/30/22 - 2/15/41)	18,000,150	18,000,000
12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $22,433,723, 0.25% - 2.75%, 6/30/25 - 7/31/25)	22,000,092	22,000,000
Natixis SA at:
0.06%, dated:
11/16/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,210, 0.25% - 2.13%, 2/29/24 - 11/15/40)	2,000,307	2,000,000
11/19/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $12,240,907, 0.13% - 2.88%, 6/30/22 - 8/15/41)	12,001,100	12,000,000
0.07%, dated 8/17/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,081,109, 0.00% - 2.88%, 1/20/22 - 5/15/41)	4,001,431	4,000,000
Norinchukin Bank at:
0.08%, dated:
10/12/21 due 1/11/22 (Collateralized by U.S. Treasury Obligations valued at $6,121,162, 1.50% - 6.75%, 6/30/25 - 5/15/27)	6,001,213	6,000,000
10/13/21 due 1/12/22 (Collateralized by U.S. Treasury Obligations valued at $5,100,903, 1.50% - 6.75%, 6/30/25 - 5/15/27)	5,001,011	5,000,000
10/14/21 due 1/14/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,746, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,818	4,000,000
11/10/21 due 2/15/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,554, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,862	4,000,000
11/16/21 due 2/16/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,449, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,818	4,000,000
11/17/21 due 2/17/22 (Collateralized by U.S. Treasury Obligations valued at $3,060,327, 1.50% - 6.75%, 6/30/25 - 5/15/27)	3,000,613	3,000,000
11/19/21 due 2/18/22 (Collateralized by U.S. Treasury Obligations valued at $6,120,636, 1.50% - 6.75%, 6/30/25 - 5/15/27)	6,001,213	6,000,000
11/22/21 due 2/22/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,361, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,818	4,000,000
0.09%, dated 12/1/21 due 3/3/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,168, 1.50% - 6.75%, 6/30/25 - 5/15/27)	2,000,460	2,000,000
RBC Dominion Securities at 0.06%, dated:
10/15/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,161,130, 0.13% - 6.25%, 3/31/23 - 2/15/48)	8,001,161	8,000,000
10/22/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,161,052, 0.00% - 6.13%, 2/24/22 - 11/15/47)	8,001,161	8,000,000
10/25/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,209,002, 0.25% - 6.13%, 7/15/22 - 11/15/47)	8,001,137	8,000,000
10/26/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,211,352, 0.13% - 6.50%, 7/15/22 - 11/15/48)	8,001,137	8,000,000
10/27/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,908, 0.13% - 6.13%, 5/15/22 - 8/15/49)	8,001,051	8,000,000
10/28/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,923, 0.13% - 6.50%, 6/30/22 - 5/15/51)	8,001,124	8,000,000
10/29/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,161,025, 0.13% - 6.13%, 2/15/23 - 2/15/48)	8,001,149	8,000,000
12/15/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,160,433, 0.13% - 6.00%, 4/30/23 - 8/15/51)	8,000,416	8,000,000
Royal Bank of Canada at:
0.06%, dated:
10/28/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,230, 0.13% - 2.88%, 11/15/22 - 2/15/31)	2,000,278	2,000,000
11/12/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,217, 0.13% - 2.50%, 11/15/22 - 2/15/31)	2,000,186	2,000,000
12/6/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,130, 0.38% - 2.88%, 2/15/23 - 2/15/31)	2,000,107	2,000,000
12/7/21 due 1/7/22
(Collateralized by U.S. Treasury Obligations valued at $2,040,097, 0.13% - 2.88%, 2/15/23 - 2/15/31)	2,000,307	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,125, 0.13% - 2.88%, 2/15/23 - 5/15/31)	2,000,113	2,000,000
12/8/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,142, 0.13% - 2.88%, 11/15/22 - 5/15/31)	2,000,110	2,000,000
12/9/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,141, 0.13% - 2.88%, 11/15/22 - 5/15/31)	2,000,110	2,000,000
12/16/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,153, 0.13% - 2.50%, 2/15/23 - 2/15/31)	2,000,104	2,000,000
0.07%, dated 12/8/21 due 1/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,183, 0.13% - 2.88%, 11/15/22 - 2/15/31)	2,000,325	2,000,000
Societe Generale at 0.05%, dated 12/28/21 due 1/4/22 (Collateralized by U.S. Treasury Obligations valued at $4,080,043, 0.00% - 7.13%, 1/20/22 - 5/15/50)	4,000,039	4,000,000
TD Securities (U.S.A.) at 0.05%, dated 12/31/21 due 1/3/22 (Collateralized by U.S. Treasury Obligations valued at $2,040,045, 2.50%, 3/31/23)	2,000,008	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,366,000,000)		2,366,000,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,093,108,276)		5,093,108,276
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,834,312
NET ASSETS - 100%		$5,097,942,588

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$305,801,000 due 1/03/22 at 0.05%
BNY Mellon Capital Markets LLC	$20,498,000
Bank Of America, N.A.	26,502,000
Bank of Nova Scotia	5,304,000
Bank of America Securities, Inc.	25,367,000
Citigroup Global Markets, Inc.	11,043,000
Credit Agricole CIB New York Branch	6,869,000
Credit Suisse AG NY	1,326,000
HSBC Securities (USA), Inc.	3,313,000
ING Financial Markets LLC	1,348,000
JPMorgan Securities LLC	4,973,000
Mitsubishi UFJ Securities Holdings Ltd.	20,147,000
Mizuho Securities USA, Inc.	1,840,000
Nomura Securities International	66,696,000
RBC Dominion Securities, Inc.	3,681,000
Sumitomo Mitsui Banking Corporation NY (DI)	65,668,000
Sumitomo Mitsui Banking Corporation (REPO)	41,226,000
$305,801,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value (including repurchase agreements of $2,986,801,000) — See accompanying schedule: Unaffiliated issuers (cost $5,093,108,276)		$5,093,108,276
Cash		76
Receivable for fund shares sold		24,134,467
Interest receivable		2,375,471
Prepaid expenses		5,339
Total assets		5,119,623,629
Liabilities
Payable for investments purchased	$5,998,038
Payable for fund shares redeemed	15,341,709
Accrued management fee	235,804
Other affiliated payables	36,831
Other payables and accrued expenses	68,659
Total liabilities		21,681,041
Net Assets		$5,097,942,588
Net Assets consist of:
Paid in capital		$5,097,651,200
Total accumulated earnings (loss)		291,388
Net Assets		$5,097,942,588
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,477,559,309 ÷ 1,477,602,289 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,447,278,872 ÷ 1,447,274,694 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($203,035,072 ÷ 203,030,567 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,970,069,335 ÷ 1,969,552,533 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$4,701,524
Expenses
Management fee	$8,042,895
Transfer agent fees	4,150,603
Distribution and service plan fees	2,074,974
Accounting fees and expenses	460,673
Custodian fees and expenses	68,241
Independent trustees' fees and expenses	16,566
Registration fees	36,111
Audit	47,159
Legal	9,671
Miscellaneous	16,858
Total expenses before reductions	14,923,751
Expense reductions	(10,796,118)
Total expenses after reductions		4,127,633
Net investment income (loss)		573,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(912)
Total net realized gain (loss)		(912)
Net increase in net assets resulting from operations		$572,979

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$573,891	$17,659,930
Net realized gain (loss)	(912)	72,133
Net increase in net assets resulting from operations	572,979	17,732,063
Distributions to shareholders	(542,266)	(17,640,857)
Share transactions - net increase (decrease)	(1,115,001,983)	690,608,448
Total increase (decrease) in net assets	(1,114,971,270)	690,699,654
Net Assets
Beginning of period	6,212,913,858	5,522,214,204
End of period	$5,097,942,588	$6,212,913,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.020	.016	.007
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.003	.020	.016	.007
Distributions from net investment income	–A	(.003)	(.020)	(.016)	(.007)
Total distributions	–A	(.003)	(.020)	(.016)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.32%	2.02%	1.65%	.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.23%	.24%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.08%	.20%	.26%	.26%	.26%
Expenses net of all reductions	.08%	.20%	.26%	.26%	.26%
Net investment income (loss)	.01%	.29%	1.99%	1.65%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,477,559	$2,255,440	$2,182,100	$2,166,787	$1,310,275

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.019	.015	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.003	.019	.015	.006
Distributions from net investment income	–A	(.003)	(.019)	(.015)	(.006)
Total distributions	–A	(.003)	(.019)	(.015)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.28%	1.92%	1.55%	.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.34%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.08%	.23%	.36%	.36%	.36%
Expenses net of all reductions	.08%	.23%	.36%	.36%	.36%
Net investment income (loss)	.01%	.26%	1.89%	1.55%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,447,279	$1,641,207	$1,179,143	$1,191,142	$1,025,081

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.002	.017	.014	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.002	.017	.014	.004
Distributions from net investment income	–A	(.002)	(.017)	(.014)	(.004)
Total distributions	–A	(.002)	(.017)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.24%	1.76%	1.40%	.42%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	.49%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.08%	.28%	.51%	.51%	.51%
Expenses net of all reductions	.08%	.28%	.51%	.51%	.51%
Net investment income (loss)	.01%	.21%	1.74%	1.40%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$203,035	$221,428	$220,990	$220,358	$202,591

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.020	.016	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.003	.020	.016	.006
Distributions from net investment income	–A	(.003)	(.020)	(.016)	(.006)
Total distributions	–A	(.003)	(.020)	(.016)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.31%	1.99%	1.63%	.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.26%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.08%	.21%	.28%	.28%	.28%
Expenses net of all reductions	.08%	.21%	.28%	.28%	.28%
Net investment income (loss)	.01%	.28%	1.97%	1.62%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,970,069	$2,094,839	$1,939,981	$1,764,836	$1,287,257

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$5,093,108,276

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$240,189
Capital loss carryforward	$(437)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(437)
Total capital loss carryforward	$(437)

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$542,266	$ 17,640,857

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,796,203 or an annual rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .15% of the Fund's average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,540,961
Service Class 2	534,013
$2,074,974

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$1,138,672.07
Service Class	1,047,853.07
Service Class 2	145,252.07
Investor Class	1,818,826.09
	$4,150,603

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Initial Class	$2,529,464
Service Class	3,881,438
Service Class 2	858,162
Investor Class	3,476,850

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $39.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $50,165.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$167,465	$7,372,653
Service Class	154,032	3,519,212
Service Class 2	21,336	526,658
Investor Class	199,433	6,222,334
Total	$542,266	$17,640,857

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Government Money Market Portfolio
Initial Class
Shares sold	1,267,173,146	2,039,607,272	$1,267,173,146	$2,039,607,272
Reinvestment of distributions	167,465	7,372,650	167,465	7,372,650
Shares redeemed	(2,045,259,356)	(1,973,665,661)	(2,045,259,356)	(1,973,665,661)
Net increase (decrease)	(777,918,745)	73,314,261	$(777,918,745)	$73,314,261
Service Class
Shares sold	1,374,883,334	1,784,372,922	$1,374,883,335	$1,784,372,922
Reinvestment of distributions	154,033	3,518,317	154,032	3,518,317
Shares redeemed	(1,568,971,979)	(1,325,842,669)	(1,568,971,979)	(1,325,842,669)
Net increase (decrease)	(193,934,612)	462,048,570	$(193,934,612)	$462,048,570
Service Class 2
Shares sold	189,188,159	161,048,740	$189,188,157	$161,048,740
Reinvestment of distributions	21,334	526,538	21,336	526,538
Shares redeemed	(207,603,643)	(161,139,855)	(207,603,643)	(161,139,855)
Net increase (decrease)	(18,394,150)	435,423	$(18,394,150)	$435,423
Investor Class
Shares sold	545,811,804	1,230,062,138	$545,811,804	$1,230,062,138
Reinvestment of distributions	197,608	6,219,791	197,608	6,219,791
Shares redeemed	(670,763,888)	(1,081,471,735)	(670,763,888)	(1,081,471,735)
Net increase (decrease)	(124,754,476)	154,810,194	$(124,754,476)	$154,810,194

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	42%	1	14%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Government Money Market Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Government Money Market Portfolio
Initial Class	.07%
Actual		$1,000.00	$1,000.10	$.35**
Hypothetical-C		$1,000.00	$1,024.85	$.36**
Service Class	.07%
Actual		$1,000.00	$1,000.10	$.35**
Hypothetical-C		$1,000.00	$1,024.85	$.36**
Service Class 2.07%
Actual		$1,000.00	$1,000.10	$.35**
Hypothetical-C		$1,000.00	$1,024.85	$.36**
Investor Class	.07%
Actual		$1,000.00	$1,000.10	$.35**
Hypothetical-C		$1,000.00	$1,024.85	$.36**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio- (a)	Expenses Paid
VIP Government Money Market Portfolio
Initial Class	.23%
Actual		$1.16
Hypothetical-(b)		$1.17
Service Class	.33%
Actual		$1.66
Hypothetical-(b)		$1.68
Service Class 2.48%
Actual		$2.42
Hypothetical-(b)		$2.45
Investor Class	.25%
Actual		$1.26
Hypothetical-(b)		$1.28

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

A total of 48.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $122,769,569 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Initial Class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPMM-ANN-0322
1.701157.124

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	13.96%	12.47%	10.69%
Service Class	13.89%	12.37%	10.59%
Service Class 2	13.69%	12.19%	10.39%
Investor Class	13.89%	12.39%	10.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,616	VIP Asset Manager: Growth Portfolio - Initial Class
$46,257	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets. International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled. By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return. Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 14%, outpacing the 13.42% increase the Fidelity Asset Manager 70% Composite Index℠. Asset allocation drove the fund's relative outperformance in 2021, while security selection detracted versus the benchmark. The Fund’s core equity allocation strategy – an equal weighting in the U.S., combined with an underweighting in international developed markets (DM), and an overweighting in emerging markets (EM) – aided performance versus the Composite benchmark, led by U.S. equity positioning. A tactical position in real estate investment trusts (REITs) notably contributed to relative performance. The Fund’s fixed-income allocation strategy also boosted relative performance. This entailed underweightings in cash and investment-grade bonds in favor of out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), high-yield credit, bank loans, EM debt, long-term U.S. Treasuries and international corporate credit. Turning to security selection, stock choices in the U.S. worked against relative performance due to adverse results in the information technology, health care and consumer discretionary sectors. Picks in international markets provided a meaningful boost to the portfolio's relative performance, driven by favorable results in DM, despite a negative outcome in EM the past year. Within DM, investment choices in Japan and across a number of European markets added the most value. In EM, underweighted exposure to outperforming Taiwan, along with adverse positioning in several other EM economies, more than offset favorable picks in South Korea. Security selection among investment-grade bonds also contributed. Positive sector positioning here added value as well. An overweighting, coupled with favorable security selection among corporate bonds issued by energy and communications companies, along with REITs, banks and insurers, provided a significant boost versus the benchmark in 2021. Our allocation to asset-backed securities also helped. Outside of corporates, underweighted exposure to government-agency mortgage-backed securities, an out-of-benchmark allocation to TIPS and a small position in taxable municipal bonds helped as well. Elsewhere, security selection among high-yield corporate bonds slightly contributed, led overwhelmingly by picks in the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	3.6
Apple, Inc.	3.4
Alphabet, Inc. Class A	2.3
Amazon.com, Inc.	1.6
Meta Platforms, Inc. Class A	1.0
UnitedHealth Group, Inc.	0.7
Tesla, Inc.	0.7
Salesforce.com, Inc.	0.6
Adobe, Inc.	0.6
Wells Fargo & Co.	0.5
15.0

Top Market Sectors as of December 31, 2021

(stocks only)	% of fund's net assets
Information Technology	17.0
Financials	9.1
Health Care	8.6
Consumer Discretionary	8.3
Industrials	8.0
Communication Services	6.1
Consumer Staples	4.3
Real Estate	4.1
Materials	2.8
Energy	2.1

Asset Allocation (% of fund's net assets)

As of December 31, 2021 *
Stock Class and Equity Futures	75.8%
Bonds	22.1%
Short-Term Class	2.1%

 * Foreign investments - 24.7%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/13/22 to 3/3/22 (a)
(Cost $809,950)	810,000	809,963
	Shares	Value

Fixed-Income Funds - 22.9%
Fidelity Emerging Markets Debt Central Fund (b)	136,959	$1,229,893
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	7,328	683,888
Fidelity Floating Rate Central Fund (b)	101,669	10,232,956
Fidelity High Income Central Fund (b)	18,004	2,077,275
Fidelity Inflation-Protected Bond Index Central Fund (b)	74,571	7,906,056
Fidelity International Credit Central Fund (b)	41,274	4,155,499
Fidelity VIP Investment Grade Central Fund (b)	265,579	28,998,612
iShares 20+ Year Treasury Bond ETF	49,599	7,350,078
TOTAL FIXED-INCOME FUNDS
(Cost $60,398,562)		62,634,257

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.08% (c)
(Cost $253,014)	252,964	253,014

Equity Funds - 76.5%
Domestic Equity Funds - 57.5%
Fidelity Commodity Strategy Central Fund (b)	885,702	4,419,654
Fidelity Real Estate Equity Central Fund (b)	35,480	5,673,564
Fidelity U.S. Equity Central Fund (b)	1,120,109	147,070,309

TOTAL DOMESTIC EQUITY FUNDS		157,163,527

International Equity Funds - 19.0%
Fidelity Emerging Markets Equity Central Fund (b)	59,289	14,633,657
Fidelity International Equity Central Fund (b)	353,241	37,206,841

TOTAL INTERNATIONAL EQUITY FUNDS		51,840,498

TOTAL EQUITY FUNDS
(Cost $135,799,736)		209,004,025
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $197,261,262)		272,701,259
NET OTHER ASSETS (LIABILITIES) - 0.2%		670,616
NET ASSETS - 100%		$273,371,875

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	March 2022	$9,754,925	$(93,504)	$(93,504)
ICE E-mini MSCI EAFE Index Contracts (United States)	6	March 2022	696,540	1,029	1,029
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	55	March 2022	3,372,325	(19,456)	(19,456)
TOTAL FUTURES CONTRACTS					$(111,931)

The notional amount of futures sold as a percentage of Net Assets is 5.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,506,458.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,963.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$344,046	$23,726,261	$23,817,181	$302	$(112)	$--	$253,014	0.0
Fidelity Commodity Strategy Central Fund	1,727,241	5,472,120	3,101,525	891,762	157,705	164,113	4,419,654	0.7
Fidelity Emerging Markets Debt Central Fund	1,912,830	196,361	821,608	57,397	(63,330)	5,640	1,229,893	0.0
Fidelity Emerging Markets Debt Local Currency Central Fund	1,121,798	45,274	358,000	45,273	6,499	(131,683)	683,888	0.7
Fidelity Emerging Markets Equity Central Fund	20,318,472	3,409,238	7,014,244	1,461,649	1,489,286	(3,569,095)	14,633,657	0.8
Fidelity Floating Rate Central Fund	1,788,349	8,914,437	511,243	204,451	7,046	34,367	10,232,956	0.3
Fidelity High Income Central Fund	3,440,176	358,048	1,891,310	170,627	150,043	20,318	2,077,275	0.1
Fidelity Inflation-Protected Bond Index Central Fund	8,001,088	3,167,342	3,045,638	637,407	136,726	(353,462)	7,906,056	0.7
Fidelity International Credit Central Fund	2,878,568	1,734,833	333,459	109,164	(963)	(123,480)	4,155,499	0.6
Fidelity International Equity Central Fund	33,865,815	6,763,907	6,408,740	2,605,160	622,397	2,363,462	37,206,841	0.9
Fidelity Real Estate Equity Central Fund	324,389	4,553,215	311,590	89,611	(302)	1,107,852	5,673,564	0.3
Fidelity Securities Lending Cash Central Fund 0.08%	--	72,933,177	72,933,177	11,806	--	--	--	0.0
Fidelity U.S. Equity Central Fund	129,899,414	24,632,530	24,706,997	12,592,764	1,342,107	15,903,255	147,070,309	0.6
Fidelity VIP Investment Grade Central Fund	30,923,400	9,685,519	10,129,104	1,412,659	180,195	(1,661,398)	28,998,612	1.2
	$236,545,586	$165,592,262	$155,383,816	$20,290,032	$4,027,297	$13,759,889	$264,541,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$809,963	$--	$809,963	$--
Fixed-Income Funds	62,634,257	62,634,257	--	--
Money Market Funds	253,014	253,014	--	--
Equity Funds	209,004,025	209,004,025	--	--
Total Investments in Securities:	$272,701,259	$271,891,296	$809,963	$--
Derivative Instruments:
Assets
Futures Contracts	$1,029	$1,029	$--	$--
Total Assets	$1,029	$1,029	$--	$--
Liabilities
Futures Contracts	$(112,960)	$(112,960)	$--	$--
Total Liabilities	$(112,960)	$(112,960)	$--	$--
Total Derivative Instruments:	$(111,931)	$(111,931)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,029	$(112,960)
Total Equity Risk	1,029	(112,960)
Total Value of Derivatives	$1,029	$(112,960)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	8.6%
AAA,AA,A	2.3%
BBB	3.0%
BB	1.8%
B	3.0%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.4%
Equities	76.3%
Short-Term Investments and Net Other Assets	4.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.3%
France	2.3%
Cayman Islands	2.3%
United Kingdom	2.2%
Japan	1.8%
Netherlands	1.8%
Switzerland	1.6%
Germany	1.5%
Canada	1.4%
Ireland	1.3%
India	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,376,950)	$8,160,041
Fidelity Central Funds (cost $188,884,312)	264,541,218
Total Investment in Securities (cost $197,261,262)		$272,701,259
Cash		16,443
Receivable for investments sold		785,280
Receivable for fund shares sold		24,823
Dividends receivable		1,846
Distributions receivable from Fidelity Central Funds		797
Receivable for daily variation margin on futures contracts		46,753
Prepaid expenses		266
Other receivables		5,972
Total assets		273,583,439
Liabilities
Payable for fund shares redeemed	$14,159
Accrued management fee	117,540
Transfer agent fee payable	24,036
Distribution and service plan fees payable	1,107
Audit fee payable	32,464
Other affiliated payables	11,047
Other payables and accrued expenses	11,211
Total liabilities		211,564
Net Assets		$273,371,875
Net Assets consist of:
Paid in capital		$182,835,316
Total accumulated earnings (loss)		90,536,559
Net Assets		$273,371,875
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($111,780,965 ÷ 4,585,006 shares)		$24.38
Service Class:
Net Asset Value, offering price and redemption price per share ($3,609,031 ÷ 149,406 shares)		$24.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,948,197 ÷ 164,612 shares)		$23.98
Investor Class:
Net Asset Value, offering price and redemption price per share ($154,033,682 ÷ 6,363,029 shares)		$24.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends		$98,558
Interest		208
Income from Fidelity Central Funds (including $11,806 from security lending)		5,516,272
Total income		5,615,038
Expenses
Management fee	$1,387,396
Transfer agent fees	275,065
Distribution and service plan fees	12,690
Accounting fees	130,017
Custodian fees and expenses	16,825
Independent trustees' fees and expenses	780
Audit	50,688
Legal	6,861
Miscellaneous	1,042
Total expenses before reductions	1,881,364
Expense reductions	(4,172)
Total expenses after reductions		1,877,192
Net investment income (loss)		3,737,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	486,609
Fidelity Central Funds	4,027,297
Futures contracts	(2,078,776)
Capital gain distributions from Fidelity Central Funds	14,773,760
Total net realized gain (loss)		17,208,890
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(909,759)
Fidelity Central Funds	13,759,889
Assets and liabilities in foreign currencies	(133)
Futures contracts	88,907
Total change in net unrealized appreciation (depreciation)		12,938,904
Net gain (loss)		30,147,794
Net increase (decrease) in net assets resulting from operations		$33,885,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,737,846	$2,329,840
Net realized gain (loss)	17,208,890	2,246,885
Change in net unrealized appreciation (depreciation)	12,938,904	30,822,696
Net increase (decrease) in net assets resulting from operations	33,885,640	35,399,421
Distributions to shareholders	(7,380,601)	(5,460,436)
Share transactions - net increase (decrease)	1,589,433	(12,069,893)
Total increase (decrease) in net assets	28,094,472	17,869,092
Net Assets
Beginning of period	245,277,403	227,408,311
End of period	$273,371,875	$245,277,403

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.00	$19.20	$16.76	$19.21	$18.81
Income from Investment Operations
Net investment income (loss)A	.35	.21	.28	.26	.25
Net realized and unrealized gain (loss)	2.71	3.09	3.42	(1.69)	2.97
Total from investment operations	3.06	3.30	3.70	(1.43)	3.22
Distributions from net investment income	(.34)	(.22)	(.29)	(.28)	(.24)
Distributions from net realized gain	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(.68)	(.50)B	(1.26)	(1.02)	(2.82)
Net asset value, end of period	$24.38	$22.00	$19.20	$16.76	$19.21
Total ReturnC,D	13.96%	17.27%	22.83%	(7.65)%	18.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.66%	.67%	.68%	.68%	.69%
Expenses net of all reductions	.66%	.67%	.68%	.68%	.69%
Net investment income (loss)	1.46%	1.12%	1.58%	1.40%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$111,781	$106,148	$99,971	$89,477	$106,903
Portfolio turnover rateG	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.80	$19.04	$16.63	$19.07	$18.68
Income from Investment Operations
Net investment income (loss)A	.32	.19	.26	.24	.23
Net realized and unrealized gain (loss)	2.70	3.05	3.39	(1.68)	2.96
Total from investment operations	3.02	3.24	3.65	(1.44)	3.19
Distributions from net investment income	(.32)	(.20)	(.27)	(.26)	(.22)
Distributions from net realized gain	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(.66)	(.48)B	(1.24)	(1.00)	(2.80)
Net asset value, end of period	$24.16	$21.80	$19.04	$16.63	$19.07
Total ReturnC,D	13.89%	17.09%	22.72%	(7.75)%	18.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.77%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%	.77%	.78%	.78%	.79%
Expenses net of all reductions	.76%	.77%	.78%	.78%	.79%
Net investment income (loss)	1.36%	1.02%	1.48%	1.30%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$3,609	$3,363	$3,009	$2,621	$3,018
Portfolio turnover rateG	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.65	$18.91	$16.53	$18.95	$18.58
Income from Investment Operations
Net investment income (loss)A	.28	.16	.24	.21	.20
Net realized and unrealized gain (loss)	2.67	3.03	3.36	(1.67)	2.94
Total from investment operations	2.95	3.19	3.60	(1.46)	3.14
Distributions from net investment income	(.29)	(.17)	(.24)	(.22)	(.20)
Distributions from net realized gain	(.34)	(.27)	(.97)	(.74)	(2.57)
Total distributions	(.62)B	(.45)B	(1.22)B	(.96)	(2.77)
Net asset value, end of period	$23.98	$21.65	$18.91	$16.53	$18.95
Total ReturnC,D	13.69%	16.95%	22.49%	(7.88)%	18.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%	.92%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91%	.92%	.93%	.93%	.94%
Expenses net of all reductions	.91%	.92%	.93%	.93%	.94%
Net investment income (loss)	1.21%	.87%	1.33%	1.15%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,948	$3,359	$3,199	$2,904	$3,755
Portfolio turnover rateG	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.85	$19.07	$16.66	$19.10	$18.71
Income from Investment Operations
Net investment income (loss)A	.33	.20	.27	.25	.23
Net realized and unrealized gain (loss)	2.69	3.06	3.39	(1.69)	2.97
Total from investment operations	3.02	3.26	3.66	(1.44)	3.20
Distributions from net investment income	(.33)	(.21)	(.28)	(.26)	(.23)
Distributions from net realized gain	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(.66)B	(.48)	(1.25)	(1.00)	(2.81)
Net asset value, end of period	$24.21	$21.85	$19.07	$16.66	$19.10
Total ReturnC,D	13.89%	17.19%	22.70%	(7.72)%	18.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.74%	.75%	.76%	.76%	.77%
Expenses net of all reductions	.74%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.38%	1.04%	1.50%	1.32%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$154,034	$132,407	$121,229	$104,010	$116,417
Portfolio turnover rateG	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities Swaps	.03%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2021, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,156,908
Gross unrealized depreciation	(709,765)
Net unrealized appreciation (depreciation)	$76,447,143
Tax Cost	$196,254,116

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$80,703
Undistributed long-term capital gain	$15,000,496
Net unrealized appreciation (depreciation) on securities and other investments	$76,447,182

The Fund intends to elect to defer to its next fiscal year $572,426 of capital losses recognized during the period November 1, 2021 to December 31,2021.

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$5,916,975	$ 4,089,266
Long-term Capital Gains	1,463,626	1,371,170
Total	$7,380,601	$ 5,460,436

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	74,280,004	64,331,134

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .52% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$3,498
Service Class 2	9,192
$12,690

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$71,509.06
Service Class	2,202.06
Service Class 2	2,314.06
Investor Class	199,040.14
	$275,065

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$85

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager: Growth Portfolio	142,130	187,560	(30,747)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager: Growth Portfolio	$460

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager: Growth Portfolio	$1,272	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,172.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$3,092,818	$2,413,002
Service Class	96,780	72,979
Service Class 2	99,648	69,972
Investor Class	4,091,355	2,904,483
Total	$7,380,601	$5,460,436

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	261,912	95,855	$6,122,934	$1,850,935
Reinvestment of distributions	128,495	113,745	3,092,818	2,413,002
Shares redeemed	(631,037)	(590,642)	(15,106,667)	(11,300,119)
Net increase (decrease)	(240,630)	(381,042)	$(5,890,915)	$(7,036,182)
Service Class
Shares sold	1,020	2,931	$23,871	$60,678
Reinvestment of distributions	4,059	3,471	96,780	72,979
Shares redeemed	(9,938)	(10,186)	(227,423)	(193,366)
Net increase (decrease)	(4,859)	(3,784)	$(106,772)	$(59,709)
Service Class 2
Shares sold	21,643	6,605	$511,878	$125,398
Reinvestment of distributions	4,208	3,361	99,648	69,972
Shares redeemed	(16,357)	(24,016)	(386,029)	(452,650)
Net increase (decrease)	9,494	(14,050)	$225,497	$(257,280)
Investor Class
Shares sold	607,150	499,259	$14,266,762	$9,393,039
Reinvestment of distributions	171,004	137,918	4,091,355	2,904,483
Shares redeemed	(475,699)	(932,319)	(10,996,494)	(17,014,244)
Net increase (decrease)	302,455	(295,142)	$7,361,623	$(4,716,722)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Asset Manager: Growth Portfolio	87%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 16, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Asset Manager: Growth Portfolio
Initial Class	.67%
Actual		$1,000.00	$1,041.60	$3.45
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Service Class	.77%
Actual		$1,000.00	$1,041.00	$3.96
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Service Class 2.92%
Actual		$1,000.00	$1,039.90	$4.73
Hypothetical-C		$1,000.00	$1,020.57	$4.69
Investor Class	.74%
Actual		$1,000.00	$1,041.20	$3.81
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Asset Manager Growth Portfolio
Initial Class	02/11/22	02/11/22	$0.008	$1.340
Service Class	02/11/22	02/11/22	$0.008	$1.340
Service Class 2	02/11/22	02/11/22	$0.008	$1.340
Investor Class	02/11/22	02/11/22	$0.008	$1.340

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $15,013,184, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,567,772 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 6% and 23%; Service Class designates 13% and 24%; Service Class 2 designates 0% and 26%; and Investor Class designates 13% and 24%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Growth Portfolio
Initial Class	12/30/21	$0.0941	0.0108
Service Class	12/30/21	$0.0902	0.0108
Service Class 2	12/30/21	$0.0846	0.0108
Investor Class	12/30/21	$0.0914	0.0108

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conductsophisticated quantitative and fundamental analysis, as wellas credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Initial Class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAMG-ANN-0322
1.540207.124

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
VIP Investment Grade Bond Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	(0.61)%	4.33%	3.54%
Service Class	(0.79)%	4.23%	3.44%
Service Class 2	(0.90)%	4.08%	3.29%
Investor Class	(0.64)%	4.30%	3.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,167	VIP Investment Grade Bond Portfolio - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a moderate decline in the year ending December 31, 2021, amid a broad risk-on and inflationary environment. The Bloomberg U.S. Aggregate Bond Index returned -1.54% for the full period. Longer-term bond yields rose early in the year, as a $1.9 trillion COVID-relief bill offered hopes for a robust economic recovery. This led to rising inflation expectations that persisted through early April. Many investors preferred the potential for higher returns in riskier assets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell from May through early August in response to weaker-than-expected economic data. Then in the fourth quarter, rising inflation and tighter monetary policy increased short-term yields and decreased longer-term yields. By early December, U.S. Federal Reserve Chair Jerome Powell stated it was time to retire the term “transitory” in describing U.S. inflation. Also in December, the Fed accelerated its tapering plans and raised the prospects for three quarter-point interest-rate hikes in 2022. Within the Aggregate index, corporate bonds returned -2.92% for the period, edging the -3.30% return of U.S. Treasuries. Securitized segments of the market also posted negative returns, including commercial mortgage-backed securities (-2.42%). Outside the index, U.S. corporate high-yield bonds added roughly 5% and Treasury Inflation-Protected Securities (TIPS) rose 6%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For 2021, the fund's share classes posted returns of -0.61% to -0.90% outpacing the -1.54% return of the benchmark Bloomberg U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to overweight this asset class for much of the year, added notable relative value. Within this segment, larger-than-benchmark exposure to real estate investment trusts (REITs) and banks boosted the fund's relative return, led by standout holdings including Omega Healthcare Investors and Wells Fargo. Selections in the energy, consumer non-cyclical and communications segments also helped. Non-index exposure to investment-grade corporate bonds that had been downgraded to below-investment grade added value as well, particularly Ford Motor and Occidental Petroleum. Elsewhere, picks among government-related securities contributed, mostly due to investments in Illinois and California municipal bonds. Underweighting nominal U.S. Treasuries and mortgage-backed securities aided results for the period, as did non-benchmark exposure to Treasury Inflation-Protected Securities (TIPS). Lastly, the fund's small exposure to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) provided an additional boost to the relative return. Conversely, the fund's positioning along the yield curve and allocations among industrial bonds detracted. In late 2021, the fund transitioned from investing most of its assets in a dedicated Fidelity central fund to an underlying subportfolio--both managed by the fund's co-portfolio managers--for its investment-grade bond exposure.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2021
U.S. Government and U.S. Government Agency Obligations	50.9%
AAA	6.3%
AA	1.5%
A	7.5%
BBB	20.8%
BB and Below	6.5%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of December 31, 2021*,**
Corporate Bonds	33.3%
U.S. Government and U.S. Government Agency Obligations	50.9%
Asset-Backed Securities	5.4%
CMOs and Other Mortgage Related Securities	4.8%
Municipal Bonds	0.8%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 11.5%

 ** Futures and Swaps - 0.4%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

VIP Investment Grade Bond Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33	$10,360,000	$10,132,516
3.8% 12/1/57	10,572,000	11,006,106
4.3% 2/15/30	1,940,000	2,183,451
4.45% 4/1/24	333,000	355,437
4.75% 5/15/46	10,884,000	13,143,903
Verizon Communications, Inc.:
2.1% 3/22/28	4,146,000	4,153,897
2.55% 3/21/31	3,838,000	3,872,208
3% 3/22/27	898,000	948,894
4.862% 8/21/46	5,159,000	6,639,790
5.012% 4/15/49	200,000	264,726
		52,700,928
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	15,959,000	17,900,884
4.7% 3/23/50	5,039,000	6,647,874
		24,548,758
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,981,000	4,039,760
4.908% 7/23/25	2,676,000	2,946,566
5.375% 5/1/47	12,598,000	15,037,045
6.484% 10/23/45	1,902,000	2,597,347
Comcast Corp.:
3.9% 3/1/38	743,000	840,852
4.65% 7/15/42	1,760,000	2,153,721
Discovery Communications LLC:
3.625% 5/15/30	2,410,000	2,576,450
4.65% 5/15/50	6,516,000	7,643,954
Fox Corp.:
3.666% 1/25/22	500,000	500,987
4.03% 1/25/24	879,000	928,304
4.709% 1/25/29	1,272,000	1,451,858
5.476% 1/25/39	1,254,000	1,617,236
5.576% 1/25/49	833,000	1,136,958
Time Warner Cable LLC:
4.5% 9/15/42	641,000	698,826
5.5% 9/1/41	1,179,000	1,429,433
5.875% 11/15/40	1,040,000	1,297,829
6.55% 5/1/37	14,010,000	18,328,877
7.3% 7/1/38	2,621,000	3,709,535
		68,935,538
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	4,229,000	4,579,585
3.875% 4/15/30	6,115,000	6,688,303
4.375% 4/15/40	912,000	1,042,585
4.5% 4/15/50	1,793,000	2,098,533
		14,409,006

TOTAL COMMUNICATION SERVICES		160,594,230

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.25% 5/15/23	1,442,000	1,500,672
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	3,971,000	4,003,431
3.125% 5/12/23 (a)	3,459,000	3,555,947
		9,060,050
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,033,000	2,125,212
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	1,168,000	1,266,641
3.6% 7/1/30	1,390,000	1,536,031
		2,802,672
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	3,047,000	3,170,906
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	530,000	605,415
AutoZone, Inc.:
3.625% 4/15/25	792,000	844,559
4% 4/15/30	3,682,000	4,119,583
Lowe's Companies, Inc. 4.5% 4/15/30	2,645,000	3,070,322
O'Reilly Automotive, Inc. 4.2% 4/1/30	816,000	918,950
		9,558,829

TOTAL CONSUMER DISCRETIONARY		26,717,669

CONSUMER STAPLES - 2.4%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,423,000	7,646,902
4.9% 2/1/46	7,980,000	10,017,986
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,565,000	2,811,372
4.35% 6/1/40	2,445,000	2,873,653
4.5% 6/1/50	3,466,000	4,272,948
4.6% 6/1/60	2,565,000	3,174,633
4.75% 4/15/58	3,986,000	4,928,152
5.45% 1/23/39	3,251,000	4,254,767
5.55% 1/23/49	7,428,000	10,276,325
5.8% 1/23/59 (Reg. S)	7,849,000	11,348,453
Molson Coors Beverage Co.:
3% 7/15/26	5,200,000	5,443,081
5% 5/1/42	9,077,000	10,965,623
The Coca-Cola Co.:
3.375% 3/25/27	3,937,000	4,252,604
3.45% 3/25/30	2,406,000	2,663,650
		84,930,149
Food Products - 0.3%
General Mills, Inc. 2.875% 4/15/30	498,000	519,723
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	6,111,000	6,042,312
3.625% 1/15/32 (a)	615,000	617,312
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	750,000	809,070
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	5,470,000	5,470,000
5.5% 1/15/30 (a)	745,000	810,188
6.5% 4/15/29 (a)	590,000	649,000
		14,917,605
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,835,000	3,893,473
4.5% 5/2/43	2,570,000	2,663,568
4.8% 2/14/29	702,000	791,814
5.375% 1/31/44	2,329,000	2,688,225
5.95% 2/14/49	920,000	1,148,096
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	3,330,000	3,366,776
4.25% 7/21/25 (a)	10,737,000	11,527,730
Reynolds American, Inc.:
4.45% 6/12/25	1,623,000	1,752,831
5.7% 8/15/35	842,000	997,711
6.15% 9/15/43	2,773,000	3,395,751
7.25% 6/15/37	2,053,000	2,732,023
		34,957,998

TOTAL CONSUMER STAPLES		134,805,752

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Halliburton Co.:
3.8% 11/15/25	105,000	112,877
4.85% 11/15/35	1,493,000	1,754,677
		1,867,554
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	4,702,000	4,931,555
5.85% 2/1/35	1,731,000	2,150,866
Cenovus Energy, Inc. 4.25% 4/15/27	4,437,000	4,836,288
Columbia Pipeline Group, Inc. 4.5% 6/1/25	926,000	1,008,602
DCP Midstream Operating LP:
3.875% 3/15/23	1,228,000	1,258,061
5.6% 4/1/44	851,000	1,058,644
6.45% 11/3/36 (a)	1,717,000	2,247,004
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,454,000	2,607,835
Enable Midstream Partners LP 3.9% 5/15/24 (b)	917,000	957,497
Enbridge, Inc.:
4% 10/1/23	1,950,000	2,035,904
4.25% 12/1/26	1,229,000	1,350,761
Energy Transfer LP:
3.75% 5/15/30	1,605,000	1,700,748
4.2% 9/15/23	822,000	858,404
4.25% 3/15/23	705,000	724,452
4.5% 4/15/24	875,000	927,372
4.95% 6/15/28	2,806,000	3,156,469
5% 5/15/50	3,588,000	4,128,704
5.25% 4/15/29	1,423,000	1,629,904
5.4% 10/1/47	935,000	1,097,188
5.8% 6/15/38	1,565,000	1,895,615
6% 6/15/48	1,019,000	1,265,933
6.25% 4/15/49	977,000	1,276,218
Enterprise Products Operating LP 3.7% 2/15/26	3,328,000	3,569,669
Exxon Mobil Corp. 3.482% 3/19/30	9,318,000	10,202,814
Hess Corp.:
4.3% 4/1/27	3,390,000	3,691,886
5.6% 2/15/41	8,299,000	10,245,625
7.125% 3/15/33	695,000	928,611
7.3% 8/15/31	930,000	1,238,248
7.875% 10/1/29	3,041,000	4,115,038
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,179,000	1,203,969
6.55% 9/15/40	319,000	428,429
Kinder Morgan, Inc. 5.55% 6/1/45	1,689,000	2,135,440
MPLX LP:
4.5% 7/15/23	1,369,000	1,425,180
4.8% 2/15/29	781,000	891,760
4.875% 12/1/24	1,897,000	2,058,995
5.5% 2/15/49	2,341,000	2,989,455
Occidental Petroleum Corp.:
3.2% 8/15/26	421,000	433,849
3.5% 8/15/29	1,323,000	1,359,118
4.3% 8/15/39	193,000	192,473
4.4% 8/15/49	193,000	195,413
5.55% 3/15/26	3,587,000	3,993,407
6.2% 3/15/40	1,179,000	1,450,170
6.45% 9/15/36	3,190,000	4,067,266
6.6% 3/15/46	3,957,000	5,134,208
7.5% 5/1/31	5,324,000	7,004,388
Petroleos Mexicanos:
4.5% 1/23/26	3,688,000	3,728,568
5.95% 1/28/31	1,054,000	1,022,986
6.35% 2/12/48	9,151,000	7,850,414
6.49% 1/23/27	2,655,000	2,830,230
6.5% 3/13/27	3,349,000	3,560,422
6.5% 1/23/29	3,855,000	3,990,648
6.7% 2/16/32 (a)	3,500,000	3,526,250
6.75% 9/21/47	8,392,000	7,405,940
6.84% 1/23/30	14,271,000	14,788,324
6.95% 1/28/60	5,462,000	4,820,215
7.69% 1/23/50	11,238,000	10,788,480
Phillips 66 Co.:
3.7% 4/6/23	330,000	341,140
3.85% 4/9/25	426,000	454,228
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	917,000	949,944
3.6% 11/1/24	963,000	1,006,603
3.65% 6/1/22	1,494,000	1,501,335
Sabine Pass Liquefaction LLC 4.5% 5/15/30	5,530,000	6,237,967
The Williams Companies, Inc.:
3.5% 11/15/30	5,897,000	6,267,968
3.7% 1/15/23	837,000	855,458
3.9% 1/15/25	843,000	895,824
4.3% 3/4/24	3,778,000	3,986,640
4.5% 11/15/23	1,214,000	1,278,945
4.55% 6/24/24	9,246,000	9,894,169
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	705,000	743,076
3.95% 5/15/50	2,275,000	2,548,405
Valero Energy Corp. 2.85% 4/15/25	663,000	686,779
Western Gas Partners LP:
3.95% 6/1/25	602,000	630,863
4.5% 3/1/28	1,387,000	1,508,363
4.65% 7/1/26	6,278,000	6,832,944
4.75% 8/15/28	801,000	885,105
		223,877,668

TOTAL ENERGY		225,745,222

FINANCIALS - 14.8%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (b)	10,524,000	10,347,270
3.3% 1/11/23	3,010,000	3,092,386
3.419% 12/20/28 (b)	13,148,000	14,037,656
3.5% 4/19/26	3,483,000	3,751,846
3.864% 7/23/24 (b)	3,030,000	3,156,831
3.95% 4/21/25	2,860,000	3,057,057
4.2% 8/26/24	13,850,000	14,845,247
4.25% 10/22/26	2,954,000	3,259,449
4.45% 3/3/26	1,052,000	1,158,207
Barclays PLC:
2.852% 5/7/26 (b)	5,610,000	5,785,910
4.375% 1/12/26	4,313,000	4,714,960
5.088% 6/20/30 (b)	5,094,000	5,778,289
5.2% 5/12/26	4,314,000	4,813,863
BNP Paribas SA 2.219% 6/9/26 (a)(b)	5,228,000	5,276,630
CIT Group, Inc. 3.929% 6/19/24 (b)	1,158,000	1,195,546
Citigroup, Inc.:
2.7% 10/27/22	6,931,000	7,040,065
3.352% 4/24/25 (b)	3,438,000	3,589,784
3.875% 3/26/25	6,586,000	7,028,642
4.05% 7/30/22	1,248,000	1,273,430
4.3% 11/20/26	1,201,000	1,328,877
4.412% 3/31/31 (b)	7,364,000	8,410,127
4.45% 9/29/27	11,855,000	13,218,563
4.6% 3/9/26	1,522,000	1,678,540
5.5% 9/13/25	3,830,000	4,331,439
Citizens Financial Group, Inc. 2.638% 9/30/32	3,367,000	3,325,899
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	1,813,000	1,895,505
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	5,019,000	5,127,298
Discover Bank 4.2% 8/8/23	1,975,000	2,074,071
HSBC Holdings PLC:
4.25% 3/14/24	1,525,000	1,610,280
4.95% 3/31/30	988,000	1,159,320
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,007,000	3,222,692
5.71% 1/15/26 (a)	8,910,000	9,854,783
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	2,994,000	3,099,909
3.797% 7/23/24 (b)	3,965,000	4,132,226
3.875% 9/10/24	30,332,000	32,172,245
4.125% 12/15/26	9,761,000	10,766,100
4.493% 3/24/31 (b)	8,874,000	10,269,068
NatWest Group PLC:
3.073% 5/22/28 (b)	3,224,000	3,353,248
5.125% 5/28/24	14,227,000	15,343,464
6% 12/19/23	7,233,000	7,859,695
6.1% 6/10/23	9,268,000	9,880,265
6.125% 12/15/22	5,712,000	5,974,177
NatWest Markets PLC 2.375% 5/21/23 (a)	6,028,000	6,142,282
Rabobank Nederland 4.375% 8/4/25	5,166,000	5,596,289
Societe Generale:
1.038% 6/18/25 (a)(b)	10,968,000	10,714,511
1.488% 12/14/26 (a)(b)	6,749,000	6,573,151
Synchrony Bank 3% 6/15/22	3,149,000	3,176,427
UniCredit SpA 6.572% 1/14/22 (a)	3,858,000	3,863,594
Wells Fargo & Co.:
2.406% 10/30/25 (b)	3,163,000	3,241,980
4.478% 4/4/31 (b)	9,914,000	11,517,269
5.013% 4/4/51 (b)	14,623,000	19,968,204
Westpac Banking Corp. 4.11% 7/24/34 (b)	2,573,000	2,776,775
		336,861,341
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,841,000	4,082,287
4.25% 2/15/24	2,972,000	3,155,972
Ares Capital Corp.:
3.875% 1/15/26	8,639,000	9,104,589
4.2% 6/10/24	6,174,000	6,514,828
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	7,335,000	7,490,161
3.75% 3/26/25	3,231,000	3,428,428
3.8% 6/9/23	5,950,000	6,164,493
3.869% 1/12/29 (a)(b)	2,787,000	2,983,273
4.194% 4/1/31 (a)(b)	6,669,000	7,354,828
4.55% 4/17/26	1,785,000	1,966,607
Deutsche Bank AG 4.5% 4/1/25	8,292,000	8,826,321
Deutsche Bank AG New York Branch:
3.3% 11/16/22	6,454,000	6,587,732
5% 2/14/22	6,296,000	6,324,540
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	6,540,000	6,439,258
3.2% 2/23/23	4,957,000	5,083,779
3.691% 6/5/28 (b)	28,871,000	31,089,571
3.8% 3/15/30	10,739,000	11,821,666
4.25% 10/21/25	1,573,000	1,715,442
6.75% 10/1/37	1,557,000	2,207,668
Moody's Corp.:
3.25% 1/15/28	1,654,000	1,773,132
3.75% 3/24/25	3,518,000	3,758,195
4.875% 2/15/24	1,553,000	1,659,221
Morgan Stanley:
3.125% 1/23/23	18,025,000	18,481,432
3.125% 7/27/26	15,227,000	16,130,303
3.622% 4/1/31 (b)	6,958,000	7,582,084
3.625% 1/20/27	7,626,000	8,267,793
3.737% 4/24/24 (b)	3,466,000	3,585,721
4.431% 1/23/30 (b)	3,047,000	3,472,232
4.875% 11/1/22	5,374,000	5,555,161
5% 11/24/25	10,147,000	11,358,934
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	3,466,000	3,691,639
State Street Corp. 2.825% 3/30/23 (b)	472,000	474,472
UBS Group AG:
1.494% 8/10/27 (a)(b)	4,041,000	3,942,114
4.125% 9/24/25 (a)	3,647,000	3,937,489
		226,011,365
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	7,659,000	7,645,107
2.45% 10/29/26	2,795,000	2,817,919
2.875% 8/14/24	4,157,000	4,275,744
3% 10/29/28	2,927,000	2,968,375
3.3% 1/30/32	3,131,000	3,189,774
3.5% 5/26/22	348,000	351,077
3.5% 1/15/25	5,754,000	6,006,457
4.125% 7/3/23	2,906,000	3,018,215
4.45% 4/3/26	2,167,000	2,353,844
4.875% 1/16/24	3,477,000	3,697,641
6.5% 7/15/25	2,513,000	2,871,705
Ally Financial, Inc.:
1.45% 10/2/23	1,531,000	1,538,025
3.05% 6/5/23	6,677,000	6,845,680
5.125% 9/30/24	1,482,000	1,619,258
5.8% 5/1/25	3,631,000	4,097,467
8% 11/1/31	1,874,000	2,652,776
Capital One Financial Corp.:
2.6% 5/11/23	5,180,000	5,292,052
3.65% 5/11/27	9,345,000	10,066,861
3.8% 1/31/28	4,892,000	5,325,772
Discover Financial Services:
3.85% 11/21/22	3,494,000	3,586,042
3.95% 11/6/24	1,974,000	2,099,412
4.1% 2/9/27	1,978,000	2,143,926
4.5% 1/30/26	3,249,000	3,557,979
Ford Motor Credit Co. LLC:
4.063% 11/1/24	12,207,000	12,843,839
5.584% 3/18/24	4,330,000	4,665,575
5.596% 1/7/22	4,265,000	4,267,986
Synchrony Financial:
2.85% 7/25/22	1,057,000	1,067,770
3.95% 12/1/27	5,325,000	5,718,088
4.25% 8/15/24	4,637,000	4,911,189
4.375% 3/19/24	3,791,000	3,999,602
5.15% 3/19/29	5,824,000	6,692,975
Toyota Motor Credit Corp. 2.9% 3/30/23	5,372,000	5,520,766
		137,708,898
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	3,511,000	3,831,145
4.125% 6/15/26	3,222,000	3,489,954
4.125% 5/15/29	3,502,000	3,879,622
Equitable Holdings, Inc.:
3.9% 4/20/23	469,000	485,318
4.35% 4/20/28	2,946,000	3,302,507
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,229,000	4,534,862
Pine Street Trust I 4.572% 2/15/29 (a)	3,957,000	4,465,184
Pine Street Trust II 5.568% 2/15/49 (a)	3,952,000	5,210,795
		29,199,387
Insurance - 1.7%
AIA Group Ltd.:
3.2% 9/16/40 (a)	2,417,000	2,482,514
3.375% 4/7/30 (a)	5,101,000	5,511,586
American International Group, Inc.:
2.5% 6/30/25	8,250,000	8,506,540
3.4% 6/30/30	8,250,000	8,921,245
3.75% 7/10/25	5,762,000	6,165,451
Five Corners Funding Trust II 2.85% 5/15/30 (a)	6,620,000	6,859,579
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,838,000	3,261,151
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,758,000	3,143,834
4.75% 3/15/39	1,265,000	1,577,437
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	4,028,000	4,457,533
MetLife, Inc. 4.55% 3/23/30	7,973,000	9,422,578
Metropolitan Life Global Funding I 3% 1/10/23 (a)	1,827,000	1,870,530
Pacific LifeCorp 5.125% 1/30/43 (a)	3,641,000	4,592,707
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,600,000	1,790,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	3,707,000	4,758,808
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,228,000	1,320,457
Unum Group:
3.875% 11/5/25	3,369,000	3,595,462
4% 3/15/24	4,111,000	4,340,182
4% 6/15/29	3,057,000	3,374,174
5.75% 8/15/42	5,046,000	6,160,439
		92,112,207

TOTAL FINANCIALS		821,893,198

HEALTH CARE - 1.4%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	4,761,000	4,765,355
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	6,801,000	6,698,985
2.625% 8/1/31	3,172,000	3,108,560
3.375% 2/15/30	3,536,000	3,601,027
4.25% 12/15/27	3,983,000	4,152,278
4.625% 12/15/29	6,187,000	6,672,432
Cigna Corp.:
3.05% 10/15/27	2,218,000	2,354,476
4.375% 10/15/28	4,204,000	4,777,849
4.8% 8/15/38	2,618,000	3,220,142
4.9% 12/15/48	2,615,000	3,378,907
CVS Health Corp.:
3% 8/15/26	433,000	457,211
3.625% 4/1/27	1,244,000	1,349,864
4.78% 3/25/38	4,137,000	5,035,759
HCA Holdings, Inc. 4.75% 5/1/23	149,000	156,058
Sabra Health Care LP 3.2% 12/1/31	6,486,000	6,338,383
Toledo Hospital 5.325% 11/15/28	1,462,000	1,638,360
		52,940,291
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,025,000	3,271,805
Elanco Animal Health, Inc. 5.9% 8/28/28 (b)	925,000	1,073,000
Mylan NV 4.55% 4/15/28	2,773,000	3,103,896
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,767,000	1,905,157
Viatris, Inc.:
1.125% 6/22/22	2,120,000	2,124,750
1.65% 6/22/25	681,000	678,419
2.7% 6/22/30	3,464,000	3,476,291
3.85% 6/22/40	1,509,000	1,598,147
4% 6/22/50	2,606,000	2,775,613
Zoetis, Inc. 3.25% 2/1/23	1,143,000	1,164,732
		21,171,810

TOTAL HEALTH CARE		78,877,456

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	1,572,000	1,677,887
The Boeing Co.:
5.04% 5/1/27	2,053,000	2,311,667
5.15% 5/1/30	2,053,000	2,391,952
5.705% 5/1/40	2,080,000	2,671,567
5.805% 5/1/50	2,080,000	2,816,582
5.93% 5/1/60	2,052,000	2,847,527
		14,717,182
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	717,000	757,628
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	919,000	930,377
3% 9/15/23	608,000	623,979
3.375% 7/1/25	4,468,000	4,662,001
3.875% 7/3/23	3,869,000	4,007,029
4.25% 2/1/24	3,979,000	4,192,120
4.25% 9/15/24	2,472,000	2,629,001
		17,044,507
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	1,448,000	1,517,213
4.25% 4/15/26 (a)	1,095,000	1,160,366
4.375% 5/1/26 (a)	3,240,000	3,470,230
5.25% 5/15/24 (a)	2,643,000	2,835,392
		8,983,201

TOTAL INDUSTRIALS		41,502,518

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	1,200,000	1,265,872
5.85% 7/15/25	897,000	1,016,701
6.02% 6/15/26	1,084,000	1,252,943
6.1% 7/15/27	1,647,000	1,964,566
6.2% 7/15/30	1,425,000	1,798,164
		7,298,246
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	1,153,000	1,139,899
2.45% 2/15/31 (a)	9,811,000	9,619,814
2.6% 2/15/33 (a)	9,811,000	9,564,703
3.5% 2/15/41 (a)	7,923,000	8,129,144
3.75% 2/15/51 (a)	3,718,000	3,887,182
		32,340,742
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	4,502,000	4,467,190
2.3% 3/25/28	7,112,000	7,089,958
2.8% 4/1/27	4,061,000	4,186,829
2.875% 3/25/31	7,467,000	7,514,564
3.6% 4/1/40	4,063,000	4,074,598
		27,333,139

TOTAL INFORMATION TECHNOLOGY		66,972,127

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,889,000	3,470,208
American Homes 4 Rent LP 2.375% 7/15/31	522,000	511,578
Boston Properties, Inc.:
3.25% 1/30/31	2,690,000	2,818,311
4.5% 12/1/28	2,698,000	3,040,592
Corporate Office Properties LP:
2.25% 3/15/26	1,154,000	1,167,093
2.75% 4/15/31	842,000	837,176
Duke Realty LP 3.75% 12/1/24	1,093,000	1,158,740
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	910,000	939,322
3.5% 8/1/26	947,000	1,009,465
Healthpeak Properties, Inc.:
3.25% 7/15/26	397,000	421,544
3.5% 7/15/29	455,000	493,374
Hudson Pacific Properties LP 4.65% 4/1/29	5,367,000	6,060,900
Kimco Realty Corp. 3.375% 10/15/22	563,000	570,264
Kite Realty Group Trust:
4% 3/15/25	4,320,000	4,530,837
4.75% 9/15/30	6,734,000	7,448,631
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,267,000	1,254,975
4.4% 6/15/24	999,000	1,050,088
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,640,000	3,547,831
3.375% 2/1/31	2,321,000	2,337,820
3.625% 10/1/29	4,099,000	4,254,430
4.375% 8/1/23	860,000	897,377
4.5% 1/15/25	1,856,000	1,982,751
4.5% 4/1/27	11,228,000	12,279,428
4.75% 1/15/28	4,424,000	4,880,992
4.95% 4/1/24	939,000	1,002,663
5.25% 1/15/26	3,942,000	4,383,622
Piedmont Operating Partnership LP 2.75% 4/1/32	1,018,000	995,356
Realty Income Corp.:
2.2% 6/15/28	553,000	558,174
2.85% 12/15/32	679,000	704,596
3.25% 1/15/31	707,000	760,211
3.4% 1/15/28	1,104,000	1,190,606
Retail Opportunity Investments Partnership LP:
4% 12/15/24	678,000	712,170
5% 12/15/23	511,000	540,043
Simon Property Group LP 2.45% 9/13/29	1,129,000	1,136,688
SITE Centers Corp.:
3.625% 2/1/25	1,568,000	1,641,490
4.25% 2/1/26	2,048,000	2,187,787
Store Capital Corp.:
2.75% 11/18/30	6,048,000	5,997,692
4.625% 3/15/29	1,243,000	1,392,511
Ventas Realty LP:
3% 1/15/30	5,289,000	5,458,521
3.5% 2/1/25	4,467,000	4,708,894
4% 3/1/28	1,555,000	1,720,602
4.125% 1/15/26	1,079,000	1,174,072
4.375% 2/1/45	529,000	619,565
4.75% 11/15/30	6,944,000	8,087,494
Vornado Realty LP 2.15% 6/1/26	1,306,000	1,305,029
WP Carey, Inc.:
2.4% 2/1/31	2,634,000	2,588,232
3.85% 7/15/29	884,000	973,297
4% 2/1/25	3,716,000	3,952,928
		120,755,970
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,820,000	3,911,016
3.95% 11/15/27	3,198,000	3,437,207
4.1% 10/1/24	3,515,000	3,712,237
4.55% 10/1/29	4,050,000	4,514,786
CBRE Group, Inc. 2.5% 4/1/31	3,859,000	3,881,222
Post Apartment Homes LP 3.375% 12/1/22	274,000	278,392
Sun Communities Operating LP:
2.3% 11/1/28	1,158,000	1,156,528
2.7% 7/15/31	2,990,000	2,965,669
Tanger Properties LP:
2.75% 9/1/31	3,041,000	2,951,837
3.125% 9/1/26	4,235,000	4,374,722
		31,183,616

TOTAL REAL ESTATE		151,939,586

UTILITIES - 1.2%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,390,000	2,430,710
3.743% 5/1/26	9,137,000	9,742,914
Duke Energy Corp. 2.45% 6/1/30	1,929,000	1,915,128
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	916,000	895,420
2.775% 1/7/32 (a)	3,169,000	3,131,118
Entergy Corp. 2.8% 6/15/30	1,980,000	2,014,967
Eversource Energy 2.8% 5/1/23	3,543,000	3,604,781
Exelon Corp.:
4.05% 4/15/30	1,206,000	1,339,940
4.7% 4/15/50	537,000	674,117
FirstEnergy Corp. 7.375% 11/15/31	3,718,000	5,017,069
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,495,000	1,563,772
		32,329,936
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,187,243	1,449,402
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	1,311,000	1,394,382
The AES Corp.:
3.3% 7/15/25 (a)	5,956,000	6,166,842
3.95% 7/15/30 (a)	5,194,000	5,533,688
		13,094,912
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	8,619,000	9,325,058
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	548,000	589,324
NiSource, Inc. 2.95% 9/1/29	5,930,000	6,145,349
Puget Energy, Inc. 4.1% 6/15/30	2,331,000	2,519,687
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (b)(c)	989,000	918,534
		19,497,952

TOTAL UTILITIES		66,372,202

TOTAL NONCONVERTIBLE BONDS
(Cost $1,769,903,837)		1,775,419,960

U.S. Government and Government Agency Obligations - 36.0%
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	2,141,525	2,541,143
U.S. Treasury Obligations - 35.9%
U.S. Treasury Bonds:
1.125% 5/15/40	$27,923,100	$24,474,161
1.75% 8/15/41	98,418,200	95,419,520
1.875% 11/15/51	58,998,200	58,528,058
2% 11/15/41	400,000	404,563
2% 8/15/51	253,059,800	257,962,834
3% 2/15/47	67,280,100	81,419,434
U.S. Treasury Notes:
0.125% 8/15/23	79,149,300	78,503,120
0.125% 8/31/23	79,588,100	78,888,595
0.25% 5/15/24	15,451,000	15,240,359
0.25% 7/31/25	208,468,400	202,214,348
0.375% 12/31/25	39,399,600	38,189,909
0.625% 7/31/26	17,331,900	16,853,242
0.75% 3/31/26	117,696,800	115,462,399
0.75% 8/31/26	34,663,800	33,887,927
0.875% 9/30/26	20,798,300	20,427,018
1% 7/31/28	15,876,000	15,456,154
1.125% 10/31/26	41,596,600	41,320,373
1.125% 8/31/28	86,127,100	84,458,387
1.125% 2/15/31 (d)	170,849,300	165,810,580
1.25% 5/31/28	280,574,300	277,801,424
1.25% 9/30/28	44,563,800	44,039,827
1.375% 11/15/31	73,597,100	72,665,637
1.5% 11/30/28 (e)(f)	2,000,000	2,007,813
1.625% 9/30/26	71,350,100	72,562,494
2.125% 3/31/24	41,897,500	43,121,693
2.125% 11/30/24	8,032,300	8,300,253
2.5% 1/31/24	53,590,300	55,507,828

TOTAL U.S. TREASURY OBLIGATIONS		2,000,927,950

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,016,827,477)		2,003,469,093

U.S. Government Agency - Mortgage Securities - 17.8%
Fannie Mae - 4.9%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	5,184	5,408
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	5,390	5,651
12 month U.S. LIBOR + 1.630% 1.925% 11/1/36 (b)(c)	77,285	81,031
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	42,040	44,076
12 month U.S. LIBOR + 1.730% 2.023% 5/1/36 (b)(c)	41,369	43,659
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (b)(c)	4,794	5,031
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	27,561	29,048
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	32,945	34,679
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (b)(c)	37,158	39,281
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	14,725	15,561
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	16,720	17,661
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	13,403	13,759
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (b)(c)	11,633	12,341
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (b)(c)	34,800	36,333
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (b)(c)	29,928	30,892
6 month U.S. LIBOR + 1.420% 1.41% 9/1/33 (b)(c)	44,812	46,182
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (b)(c)	3,268	3,399
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (b)(c)	4,874	5,089
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.945% 10/1/33 (b)(c)	79,225	83,251
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	4,096	4,326
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.345% 8/1/36 (b)(c)	134,375	142,029
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (b)(c)	9,053	9,502
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.537% 5/1/35 (b)(c)	13,144	13,833
2% 7/1/50 to 12/1/51	53,385,846	53,469,994
2.5% 7/1/31 to 12/1/51	61,662,243	63,517,769
3% 8/1/32 to 12/1/51	61,700,039	64,829,164
3.5% 8/1/37 to 11/1/49	32,411,164	34,705,999
4% 7/1/39 to 11/1/49	30,000,078	32,429,589
4.5% to 4.5% 5/1/25 to 9/1/49	17,693,189	19,268,864
5% 3/1/23 to 5/1/44	782,596	872,317
6% 10/1/34 to 1/1/42	2,767,565	3,196,536
6.5% 12/1/23 to 8/1/36	510,410	588,841
7% to 7% 11/1/23 to 8/1/32	86,133	94,997
7.5% to 7.5% 9/1/22 to 11/1/31	101,385	114,550
8% 1/1/30	250	289
8.5% 3/1/25	66	71

TOTAL FANNIE MAE		273,811,002

Freddie Mac - 3.2%
12 month U.S. LIBOR + 1.370% 1.666% 3/1/36 (b)(c)	38,344	39,951
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	5,761	6,095
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	21,073	22,194
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	43,273	45,816
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	56,463	59,774
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	14,724	15,586
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (b)(c)	41,174	43,620
12 month U.S. LIBOR + 2.030% 2.293% 3/1/33 (b)(c)	657	687
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	10,378	10,956
6 month U.S. LIBOR + 1.650% 1.78% 4/1/35 (b)(c)	40,518	42,291
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (b)(c)	7,252	7,664
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (b)(c)	4,759	5,026
1.5% 12/1/51	6,100,003	5,905,400
2% 6/1/50 to 12/1/51	36,043,584	36,080,013
2.5% 8/1/32 to 12/1/51	41,967,140	43,112,280
3% 6/1/31 to 6/1/50	20,237,749	21,315,889
3.5% 3/1/32 to 10/1/49	35,056,748	37,447,614
4% 5/1/37 to 6/1/48	19,659,072	21,262,014
4.5% 7/1/25 to 10/1/48	12,240,203	13,378,910
5% 1/1/40 to 6/1/41	968,133	1,085,770
6% 4/1/32 to 8/1/37	275,781	313,749
7.5% 8/1/26 to 11/1/31	10,600	12,226
8% 4/1/27 to 5/1/27	833	925
8.5% 5/1/27 to 1/1/28	1,782	1,973

TOTAL FREDDIE MAC		180,216,423

Ginnie Mae - 3.9%
3% 12/20/42 to 6/20/51	18,087,799	18,848,487
3.5% 12/20/40 to 6/20/50	23,563,544	24,758,105
4% 2/15/40 to 4/20/48	18,517,323	19,963,104
4.5% 5/15/39 to 5/20/41	3,640,908	4,023,298
5% 3/15/39 to 4/20/48	2,198,167	2,424,767
6.5% 4/15/35 to 11/15/35	40,572	46,844
7% 1/15/28 to 7/15/32	284,990	322,055
7.5% to 7.5% 4/15/22 to 10/15/28	51,456	56,569
8% 3/15/30 to 9/15/30	5,404	6,226
2% 1/1/52 (g)	9,400,000	9,490,572
2% 1/1/52 (g)	3,950,000	3,988,059
2% 1/1/52 (g)	7,850,000	7,925,637
2% 1/1/52 (g)	3,900,000	3,937,578
2% 1/1/52 (g)	3,600,000	3,634,687
2% 1/1/52 (g)	2,050,000	2,069,752
2% 1/1/52 (g)	2,150,000	2,170,716
2% 1/1/52 (g)	1,800,000	1,817,344
2% 1/1/52 (g)	1,800,000	1,817,344
2% 2/1/52 (g)	2,800,000	2,821,838
2.5% 1/1/52 (g)	5,500,000	5,637,690
2.5% 1/1/52 (g)	7,900,000	8,097,773
2.5% 1/1/52 (g)	6,300,000	6,457,718
2.5% 1/1/52 (g)	7,800,000	7,995,270
2.5% 1/1/52 (g)	3,900,000	3,997,635
2.5% 1/1/52 (g)	1,650,000	1,691,307
2.5% 1/1/52 (g)	3,100,000	3,177,607
2.5% 1/1/52 (g)	2,000,000	2,050,069
3% 1/1/52 (g)	5,150,000	5,331,281
3% 1/1/52 (g)	1,250,000	1,294,000
3% 1/1/52 (g)	3,600,000	3,726,720
3% 1/1/52 (g)	5,000,000	5,176,001
3% 1/1/52 (g)	4,350,000	4,503,120
3% 2/1/52 (g)	4,350,000	4,495,134
3.5% 1/1/52 (g)	5,950,000	6,196,521
3.5% 1/1/52 (g)	3,550,000	3,697,084
3.5% 1/1/52 (g)	3,300,000	3,436,726
3.5% 1/1/52 (g)	7,050,000	7,342,096
3.5% 1/1/52 (g)	8,850,000	9,216,674
3.5% 1/1/52 (g)	4,800,000	4,998,874
3.5% 1/1/52 (g)	1,950,000	2,030,793
3.5% 1/1/52 (g)	4,400,000	4,582,301

TOTAL GINNIE MAE		215,255,376

Uniform Mortgage Backed Securities - 5.8%
1.5% 1/1/52 (g)	3,500,000	3,385,799
1.5% 1/1/52 (g)	11,600,000	11,221,505
1.5% 1/1/52 (g)	2,300,000	2,224,954
1.5% 1/1/52 (g)	8,000,000	7,738,969
1.5% 2/1/52 (g)	5,750,000	5,553,399
2% 1/1/52 (g)	21,000,000	20,949,470
2% 1/1/52 (g)	21,400,000	21,348,507
2% 1/1/52 (g)	13,700,000	13,667,035
2% 1/1/52 (g)	7,850,000	7,831,111
2% 1/1/52 (g)	11,750,000	11,721,727
2% 1/1/52 (g)	1,600,000	1,596,150
2% 1/1/52 (g)	10,250,000	10,225,336
2% 1/1/52 (g)	8,200,000	8,180,269
2% 1/1/52 (g)	14,650,000	14,614,749
2% 2/1/52 (g)	14,650,000	14,582,702
2% 2/1/52 (g)	12,550,000	12,492,349
2.5% 1/1/52 (g)	23,100,000	23,587,276
2.5% 1/1/52 (g)	14,750,000	15,061,139
2.5% 1/1/52 (g)	18,300,000	18,686,024
2.5% 1/1/52 (g)	1,500,000	1,531,641
2.5% 1/1/52 (g)	3,000,000	3,063,283
2.5% 1/1/52 (g)	3,000,000	3,063,283
2.5% 1/1/52 (g)	10,400,000	10,619,380
2.5% 1/1/52 (g)	1,450,000	1,480,587
2.5% 1/1/52 (g)	1,450,000	1,480,587
2.5% 1/1/52 (g)	2,000,000	2,042,188
3% 1/1/52 (g)	13,250,000	13,731,865
3% 1/1/52 (g)	11,050,000	11,451,858
3% 1/1/52 (g)	7,050,000	7,306,389
3% 1/1/52 (g)	5,650,000	5,855,475
3% 1/1/52 (g)	7,500,000	7,772,754
3% 1/1/52 (g)	3,900,000	4,041,832
3% 1/1/52 (g)	2,250,000	2,331,826
3% 1/1/52 (g)	50,000	51,818
3% 1/1/52 (g)	8,300,000	8,601,848
3% 1/1/52 (g)	5,000,000	5,181,836
3% 1/1/52 (g)	10,450,000	10,830,037

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		325,106,957

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $994,731,688)		994,389,758

Asset-Backed Securities - 5.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,075,354	$1,809,361
Series 2019-1 Class A, 3.844% 5/15/39 (a)	2,215,782	2,003,311
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	3,862,117	3,677,521
Class B, 4.458% 10/16/39 (a)	713,637	589,374
Series 2021-1A Class A, 2.95% 11/16/41 (a)	4,613,994	4,522,536
Series 2021-2A Class A, 2.798% 1/15/47 (a)	8,152,000	8,091,731
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (a)(b)(c)	1,196,595	1,196,611
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.253% 10/17/34 (a)(b)(c)	2,895,122	2,888,339
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (a)(b)(c)	4,610,287	4,607,064
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (a)(b)(c)	7,080,431	7,011,206
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (a)(b)(c)	2,094,388	2,094,721
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (a)(b)(c)	3,462,915	3,457,049
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	1,672,332	1,569,471
Class B, 4.335% 1/16/40 (a)	473,101	336,686
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (a)(b)(c)	3,790,141	3,790,721
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (a)(b)(c)	5,580,874	5,581,560
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (a)(b)(c)	2,349,513	2,335,357
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (a)(b)(c)	4,364,867	4,362,423
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (a)(b)(c)	4,911,862	4,893,172
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (a)(b)(c)	1,505,103	1,505,460
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (a)(b)(c)	2,921,466	2,921,980
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (a)(b)(c)	5,159,362	5,125,780
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (a)(b)(c)	4,679,615	4,679,681
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (a)(b)(c)	3,567,600	3,568,253
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(c)	4,414,783	4,412,161
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	4,735,852	4,650,458
Class AA, 2.487% 12/16/41 (a)(b)	677,177	666,379
Series 2021-1A Class A, 2.443% 7/15/46 (a)	6,203,140	6,122,237
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (a)(b)(c)	4,500,750	4,492,482
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	3,476,184	3,471,254
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	3,263,199	3,216,852
Class B, 5.095% 4/15/39 (a)	1,505,423	1,417,021
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,042,270	2,980,022
Series 2021-1A Class A, 3.474% 1/15/46 (a)	1,368,830	1,384,480
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (a)(b)(c)	3,529,470	3,528,030
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2626% 10/25/34 (a)(b)(c)	2,709,324	2,703,022
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (a)(b)(c)	4,267,116	4,238,799
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (a)(b)(c)	4,393,985	4,393,976
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (a)(b)(c)	4,714,279	4,716,457
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (a)(b)(c)	6,170,159	6,181,395
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	4,022,288	4,198,182
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.31% 10/20/34 (a)(b)(c)	2,917,307	2,916,125
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (a)(b)(c)	3,577,306	3,577,585
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (a)(b)(c)	2,981,088	2,982,242
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (a)(b)(c)	3,880,961	3,881,644
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(c)	2,307,917	2,306,502
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (a)(b)(c)	2,000,795	2,001,983
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.2598% 1/15/35 (a)(b)(c)	5,288,000	5,283,532
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (a)(b)(c)	1,005,251	1,005,776
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (a)(b)(c)	3,148,168	3,137,530
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (a)(b)(c)	4,506,296	4,506,282
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (a)(b)(c)	4,388,439	4,391,954
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,697,339	1,646,597
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,768,800	1,733,115
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(c)	3,092,012	3,084,730
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (a)(b)(c)	2,218,484	2,218,713
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (a)(b)(c)	3,071,668	3,069,389
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (a)(b)(c)	4,943,060	4,943,050
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(c)	5,026,253	5,017,271
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (a)(b)(c)	3,141,928	3,140,178
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (a)(b)(c)	1,296,427	1,296,484
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (a)(b)(c)	2,047,938	2,048,446
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (a)(b)(c)	1,041,994	1,041,992
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (a)(b)(c)	5,328,522	5,325,368
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (a)(b)(c)	6,268,604	6,269,055
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (a)(b)(c)	4,120,834	4,094,168
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (a)(b)(c)	4,305,246	4,306,705
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (a)(b)(c)	4,514,615	4,514,629
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3469% 1/25/36 (b)(c)	190,263	190,439
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (a)(b)(c)	1,720,018	1,720,013
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	3,292,800	3,384,350
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	3,304,974	3,204,197
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (a)(b)(c)	5,887,302	5,884,135
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	3,487,526	3,386,570
Class B, 4.335% 3/15/40 (a)	521,805	450,792
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	4,299,000	4,411,425
1.884% 7/15/50 (a)	1,656,000	1,653,819
2.328% 7/15/52 (a)	1,266,000	1,292,311
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (a)(b)(c)	580,272	580,334
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (a)(b)(c)	5,230,076	5,207,304
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (a)(b)(c)	3,750,625	3,742,426
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (a)(b)(c)	3,010,206	3,008,520
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9619% 9/25/34 (b)(c)	6,068	6,008
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	4,197,474	4,119,962
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	5,171,684	5,120,181
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (a)(b)(c)	4,542,346	4,542,460
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (a)(b)(c)	2,886,802	2,886,796
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (a)(b)(c)	5,908,100	5,901,188
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (a)(b)(c)	2,915,227	2,911,959
TOTAL ASSET-BACKED SECURITIES
(Cost $299,877,946)		298,738,809

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	4,850,493	4,845,215
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	1,380	1,351

TOTAL PRIVATE SPONSOR		4,846,566

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	46,699	49,249
Series 1999-57 Class PH, 6.5% 12/25/29	71,095	77,181
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	27,232	27,305
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.555% 6/16/37 (b)(i)	11,537	19,411

TOTAL U.S. GOVERNMENT AGENCY		173,146

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,003,973)		5,019,712

Commercial Mortgage Securities - 4.8%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,673,000	2,725,330
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	600,000	604,439
Class CNM, 3.7186% 11/5/32 (a)(b)	248,000	245,451
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	266,911	291,958
Series 2019-BN21 Class A5, 2.851% 10/17/52	456,176	479,609
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	950,482	1,064,104
Series 2019-B10 Class A4, 3.717% 3/15/62	881,154	971,297
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,516,104	7,375,132
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.16% 11/15/28 (a)(b)(c)	2,439,000	2,440,904
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class A, 1 month U.S. LIBOR + 0.670% 0.7811% 3/15/37 (a)(b)(c)	4,497,809	4,495,032
Class C, 1 month U.S. LIBOR + 1.120% 1.2311% 3/15/37 (a)(c)	483,948	482,431
Class D, 1 month U.S. LIBOR + 1.320% 1.4311% 3/15/37 (a)(b)(c)	3,373,115	3,359,308
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.11% 12/15/36 (a)(b)(c)	2,042,988	2,040,527
Class C, 1 month U.S. LIBOR + 1.120% 1.23% 12/15/36 (a)(b)(c)	1,629,643	1,626,062
Class D, 1 month U.S. LIBOR + 1.250% 1.36% 12/15/36 (a)(b)(c)	2,528,118	2,518,600
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7991% 10/15/36 (a)(b)(c)	6,127,747	6,105,153
Class B, 1 month U.S. LIBOR + 0.890% 1.0088% 10/15/36 (a)(b)(c)	895,713	892,348
Class C, 1 month U.S. LIBOR + 1.090% 1.2086% 10/15/36 (a)(b)(c)	1,198,675	1,193,632
Class D, 1 month U.S. LIBOR + 1.290% 1.4083% 10/15/36 (a)(b)(c)	1,163,318	1,157,900
Class E, 1 month U.S. LIBOR + 1.940% 2.0575% 10/15/36 (a)(b)(c)	4,045,267	4,026,572
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	450,000	448,036
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.91% 12/15/36 (a)(b)(c)	12,615,917	12,608,329
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.11% 11/15/32 (a)(b)(c)	2,989,425	2,988,520
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.735% 9/15/37 (a)(b)(c)	1,211,474	1,032,898
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.91% 11/15/35 (a)(b)(c)	1,419,968	1,419,112
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.41% 4/15/34 (a)(b)(c)	2,276,719	2,262,554
Class C, 1 month U.S. LIBOR + 1.600% 1.71% 4/15/34 (a)(b)(c)	1,505,103	1,489,999
Class D, 1 month U.S. LIBOR + 1.900% 2.01% 4/15/34 (a)(b)(c)	1,579,977	1,560,155
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.19% 10/15/36 (a)(b)(c)	4,883,247	4,877,116
Class C, 1 month U.S. LIBOR + 1.250% 1.36% 10/15/36 (a)(b)(c)	2,292,318	2,288,723
Class D, 1 month U.S. LIBOR + 1.450% 1.56% 10/15/36 (a)(b)(c)	3,246,370	3,240,254
Class E, 1 month U.S. LIBOR + 1.800% 1.91% 10/15/36 (a)(b)(c)	4,561,654	4,553,066
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.71% 12/15/36 (a)(b)(c)	2,067,881	2,058,798
floater sequential payer Series 2021-SOAR Class A, 0.78% 6/15/38 (a)(b)	8,415,000	8,367,763
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.11% 4/15/34 (a)(b)(c)	6,596,864	6,584,445
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	6,750,879	6,625,472
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.23% 6/15/34 (a)(b)(c)	5,470,232	5,463,633
Class B, 1 month U.S. LIBOR + 1.500% 1.61% 6/15/34 (a)(b)(c)	1,077,115	1,070,407
Class C, 1 month U.S. LIBOR + 1.750% 1.86% 6/15/34 (a)(b)(c)	1,216,830	1,206,135
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.51% 8/15/36 (a)(b)(c)	3,753,000	3,743,553
Class B, 1 month U.S. LIBOR + 1.900% 2.01% 8/15/36 (a)(b)(c)	1,156,000	1,148,803
Class C, 1 month U.S. LIBOR + 2.300% 2.41% 8/15/36 (a)(b)(c)	860,000	853,527
Class D, 1 month U.S. LIBOR + 3.050% 3.16% 8/15/36 (a)(b)(c)	1,061,000	1,050,352
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	876,301	922,208
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,079,000	4,276,433
Series 2013-LC13 Class AM, 4.557% 8/10/46 (a)	2,400,000	2,514,195
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.09% 5/15/36 (a)(b)(c)	495,000	494,851
Class B, 1 month U.S. LIBOR + 1.230% 1.34% 5/15/36 (a)(b)(c)	2,282,000	2,279,511
Class C, 1 month U.S. LIBOR + 1.430% 1.54% 5/15/36 (a)(b)(c)	549,000	547,293
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,367,141	1,378,256
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,552,643	2,618,616
Class B, 4.5349% 4/15/36 (a)	784,789	797,253
Class C, 4.782% 4/15/36 (a)(b)	526,890	530,866
Class D, 4.782% 4/15/36 (a)(b)	1,053,087	1,034,331
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.8108% 11/15/38 (a)(b)(c)	8,268,706	8,219,794
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.19% 7/15/38 (a)(b)(c)	2,726,814	2,730,403
Class B, 1 month U.S. LIBOR + 1.380% 1.49% 7/15/38 (a)(b)(c)	1,552,921	1,552,920
Class C, 1 month U.S. LIBOR + 1.700% 1.81% 7/15/38 (a)(b)(c)	1,145,043	1,145,042
Class D, 1 month U.S. LIBOR + 2.250% 2.36% 7/15/38 (a)(b)(c)	2,306,998	2,306,996
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (b)(c)	2,000,000	1,996,626
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (b)(c)	600,000	600,514
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (b)(c)	2,850,000	2,840,179
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	4,030,000	4,144,598
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.81% 9/15/31 (a)(b)(c)	2,737,705	2,721,073
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.06% 10/15/36 (a)(b)(c)	3,525,310	3,523,074
Class B, 1 month U.S. LIBOR + 1.150% 1.26% 10/15/36 (a)(b)(c)	544,915	544,323
Class C, 1 month U.S. LIBOR + 1.550% 1.66% 10/15/36 (a)(b)(c)	449,243	448,555
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,922,000	4,013,279
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	5,700,000	5,988,995
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	4,481,918	4,692,984
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	277,000	287,399
Class CFX, 4.9498% 7/5/33 (a)	505,398	521,632
Class DFX, 5.3503% 7/5/33 (a)	874,221	899,645
Class EFX, 5.5422% 7/5/33 (a)	1,062,793	1,082,515
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.81% 3/15/38 (a)(b)(c)	6,816,757	6,801,942
Class B, 1 month U.S. LIBOR + 0.880% 0.99% 3/15/38 (a)(b)(c)	1,220,166	1,207,918
Class C, 1 month U.S. LIBOR + 1.100% 1.21% 3/15/38 (a)(b)(c)	767,457	759,752
Class D, 1 month U.S. LIBOR + 1.400% 1.51% 3/15/38 (a)(b)(c)	1,067,645	1,056,926
Class E, 1 month U.S. LIBOR + 1.750% 1.86% 3/15/38 (a)(b)(c)	933,150	923,784
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.26% 8/15/37 (a)(b)(c)	1,250,463	1,250,087
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.9107% 4/15/38 (a)(b)(c)	5,705,000	5,692,489
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.36% 8/15/33 (a)(b)(c)	2,884,102	2,877,119
Class C, 1 month U.S. LIBOR + 1.500% 1.61% 8/15/33 (a)(b)(c)	6,946,424	6,908,225
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	5,810,349	5,950,189
Series 2018-H4 Class A4, 4.31% 12/15/51	4,283,754	4,873,949
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	839,558	845,831
Class C, 3.1771% 11/10/36 (a)(b)	805,587	801,600
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (a)	8,342,000	8,542,931
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5539% 12/15/37 (a)(b)(c)	1,662,519	1,661,480
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,263,638	2,658,771
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (a)(b)(c)	5,583,647	5,557,524
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (a)(b)(c)	3,198,083	3,175,651
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (a)(b)(c)	1,986,237	1,971,398
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (a)(b)(c)	1,305,439	1,295,098
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	3,993,271	3,947,559
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	256,512	253,913
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.31% 5/15/31 (a)(b)(c)	3,048,000	3,046,161
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	2,321,089	2,424,354
Series 2018-C48 Class A5, 4.302% 1/15/52	1,922,455	2,181,916
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $265,663,461)		265,358,365

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	560,000	883,830
7.55% 4/1/39	2,485,000	4,147,105
Series 2010, 6.65% 3/1/22	1,510,000	1,525,403
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,040,000	2,853,906
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,746,182	1,813,086
5.1% 6/1/33	3,330,000	3,849,095
Series 2010-1, 6.63% 2/1/35	8,520,000	10,409,355
Series 2010-3:
6.725% 4/1/35	6,570,000	8,080,151
7.35% 7/1/35	3,840,000	4,833,789
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,019,000	6,308,040
TOTAL MUNICIPAL SECURITIES
(Cost $45,152,819)		44,703,760

Foreign Government and Government Agency Obligations - 0.5%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$4,576,000	$4,953,520
3.875% 4/16/50 (a)	3,952,000	4,609,020
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	2,184,000	2,284,328
3.25% 10/22/30 (a)	2,184,000	2,348,892
4.5% 4/22/60 (a)	1,664,000	2,042,040
State of Qatar:
3.4% 4/16/25 (a)	2,534,000	2,686,515
3.75% 4/16/30 (a)	5,155,000	5,783,910
4.4% 4/16/50 (a)	4,929,000	6,099,638
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,382,058)		30,807,863

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $4,175,019)	4,090,000	4,164,911

Bank Notes - 0.2%
Discover Bank:
3.35% 2/6/23	$2,223,000	$2,276,173
4.682% 8/9/28 (b)	1,914,000	2,000,371
KeyBank NA 6.95% 2/1/28	800,000	1,006,458
Regions Bank 6.45% 6/26/37	5,352,000	7,493,873
TOTAL BANK NOTES
(Cost $12,855,377)		12,776,875
	Shares	Value

Fixed-Income Funds - 1.6%
Fidelity Specialized High Income Central Fund (j)
(Cost $82,333,503)	901,797	87,005,374

Money Market Funds - 12.1%
Fidelity Cash Central Fund 0.08% (k)	515,305,729	515,408,790
Fidelity Securities Lending Cash Central Fund 0.08% (k)(l)	161,478,322	161,494,470
TOTAL MONEY MARKET FUNDS
(Cost $676,902,900)		676,903,260
TOTAL INVESTMENT IN SECURITIES - 111.3%
(Cost $6,203,810,058)		6,198,757,740
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(627,971,359)
NET ASSETS - 100%		$5,570,786,381

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 1/1/52	$(2,800,000)	$(2,826,979)
3% 1/1/52	(4,350,000)	(4,503,120)
3% 1/1/52	(4,350,000)	(4,503,120)

TOTAL GINNIE MAE		(11,833,219)

Uniform Mortgage Backed Securities
1.5% 1/1/52	(5,750,000)	(5,562,384)
2% 1/1/52	(14,650,000)	(14,614,749)
2% 1/1/52	(5,900,000)	(5,885,803)
2% 1/1/52	(1,500,000)	(1,496,391)
2% 1/1/52	(12,550,000)	(12,519,802)
2% 1/1/52	(10,250,000)	(10,225,336)
2% 1/1/52	(8,200,000)	(8,180,269)
2% 1/1/52	(14,650,000)	(14,614,749)
2.5% 1/1/52	(12,200,000)	(12,457,349)
2.5% 1/1/52	(12,200,000)	(12,457,349)
2.5% 1/1/52	(2,000,000)	(2,042,188)
3% 1/1/52	(5,000,000)	(5,181,836)
3% 1/1/52	(6,150,000)	(6,373,658)
3% 1/1/52	(8,300,000)	(8,601,848)
3% 1/1/52	(10,500,000)	(10,881,856)
3% 1/1/52	(2,250,000)	(2,331,826)
3% 1/1/52	(50,000)	(51,818)
3% 1/1/52	(8,300,000)	(8,601,848)
3% 1/1/52	(5,000,000)	(5,181,836)
3% 1/1/52	(10,450,000)	(10,830,040)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(158,092,935)

TOTAL TBA SALE COMMITMENTS
(Proceeds $169,748,987)		$(169,926,154)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	295	March 2022	$38,488,281	$(84,727)	$(84,727)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	50	March 2022	10,908,594	11,219	11,219
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	March 2022	19,598,203	15,094	15,094
CBOT Long Term U.S. Treasury Bond Contracts (United States)	184	March 2022	29,520,500	359,478	359,478

TOTAL SOLD					385,791

TOTAL FUTURES CONTRACTS					$301,064

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,156,988 or 14.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $654,591.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $119,473.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$55,052,793	$1,160,593,517	$700,237,756	$62,738	$248	$(12)	$515,408,790	0.9%
Fidelity Securities Lending Cash Central Fund 0.08%	--	470,276,735	308,782,265	16,750	--	--	161,494,470	0.5%
Fidelity Specialized High Income Central Fund	244,314,420	7,007,374	160,000,000	7,007,412	4,061,141	(8,377,561)	87,005,374	23.9%
Fidelity VIP Investment Grade Central Fund	4,998,183,586	630,800,579	5,426,666,950	189,100,495	209,980,501	(412,297,716)	--	0.0%
Total	$5,297,550,799	$2,268,678,205	$6,595,686,971	$196,187,395	$214,041,890	$(420,675,289)	$763,908,634

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,775,419,960	$--	$1,775,419,960	$--
U.S. Government and Government Agency Obligations	2,003,469,093	--	2,003,469,093	--
U.S. Government Agency - Mortgage Securities	994,389,758	--	994,389,758	--
Asset-Backed Securities	298,738,809	--	298,738,809	--
Collateralized Mortgage Obligations	5,019,712	--	5,019,712	--
Commercial Mortgage Securities	265,358,365	--	265,358,365	--
Municipal Securities	44,703,760	--	44,703,760	--
Foreign Government and Government Agency Obligations	30,807,863	--	30,807,863	--
Supranational Obligations	4,164,911	--	4,164,911	--
Bank Notes	12,776,875	--	12,776,875	--
Fixed-Income Funds	87,005,374	87,005,374	--	--
Money Market Funds	676,903,260	676,903,260	--	--
Total Investments in Securities:	$6,198,757,740	$763,908,634	$5,434,849,106	$--
Derivative Instruments:
Assets
Futures Contracts	$385,791	$385,791	$--	$--
Total Assets	$385,791	$385,791	$--	$--
Liabilities
Futures Contracts	$(84,727)	$(84,727)	$--	$--
Total Liabilities	$(84,727)	$(84,727)	$--	$--
Total Derivative Instruments:	$301,064	$301,064	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(169,926,154)	$--	$(169,926,154)	$--
Total Other Financial Instruments:	$(169,926,154)	$--	$(169,926,154)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$385,791	$(84,727)
Total Interest Rate Risk	385,791	(84,727)
Total Value of Derivatives	$385,791	$(84,727)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Cayman Islands	4.2%
United Kingdom	1.6%
Mexico	1.4%
Others (Individually Less Than 1%)	4.3%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value (including securities loaned of $157,696,510) — See accompanying schedule: Unaffiliated issuers (cost $5,444,573,655)	$5,434,849,106
Fidelity Central Funds (cost $759,236,403)	763,908,634
Total Investment in Securities (cost $6,203,810,058)		$6,198,757,740
Cash		2,427,333
Receivable for investments sold		104,056
Receivable for TBA sale commitments		169,748,987
Receivable for fund shares sold		13,480,878
Interest receivable		28,488,262
Distributions receivable from Fidelity Central Funds		38,412
Prepaid expenses		5,463
Other receivables		342
Total assets		6,413,051,473
Liabilities
Payable for investments purchased
Regular delivery	$34,079,621
Delayed delivery	469,480,750
TBA sale commitments, at value	169,926,154
Payable for fund shares redeemed	4,807,368
Accrued management fee	1,374,957
Distribution and service plan fees payable	506,435
Payable for daily variation margin on futures contracts	103,469
Other affiliated payables	453,751
Other payables and accrued expenses	38,117
Collateral on securities loaned	161,494,470
Total liabilities		842,265,092
Net Assets		$5,570,786,381
Net Assets consist of:
Paid in capital		$5,313,036,681
Total accumulated earnings (loss)		257,749,700
Net Assets		$5,570,786,381
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,347,145,291 ÷ 100,899,229 shares)		$13.35
Service Class:
Net Asset Value, offering price and redemption price per share ($732,761,516 ÷ 55,578,906 shares)		$13.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,135,985,669 ÷ 164,576,360 shares)		$12.98
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,354,893,905 ÷ 101,940,508 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$9,688,340
Income from Fidelity Central Funds (including $16,750 from security lending)		103,335,805
Total income		113,024,145
Expenses
Management fee	$16,374,471
Transfer agent fees	4,218,344
Distribution and service plan fees	5,922,379
Accounting fees	1,192,969
Custodian fees and expenses	10,455
Independent trustees' fees and expenses	16,383
Registration fees	66,350
Audit	47,482
Legal	9,438
Miscellaneous	23,819
Total expenses before reductions	27,882,090
Expense reductions	(49,671)
Total expenses after reductions		27,832,419
Net investment income (loss)		85,191,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,405,499
Fidelity Central Funds	214,041,890
Futures contracts	(14,419)
Capital gain distributions from Fidelity Central Funds	92,851,590
Total net realized gain (loss)		308,284,560
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,924,856)
Fidelity Central Funds	(420,675,289)
Futures contracts	301,064
Delayed delivery commitments	(177,167)
Total change in net unrealized appreciation (depreciation)		(432,476,248)
Net gain (loss)		(124,191,688)
Net increase (decrease) in net assets resulting from operations		$(38,999,962)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,191,726	$111,127,271
Net realized gain (loss)	308,284,560	74,370,588
Change in net unrealized appreciation (depreciation)	(432,476,248)	235,357,818
Net increase (decrease) in net assets resulting from operations	(38,999,962)	420,855,677
Distributions to shareholders	(259,145,498)	(111,088,904)
Share transactions - net increase (decrease)	478,920,867	494,727,468
Total increase (decrease) in net assets	180,775,407	804,494,241
Net Assets
Beginning of period	5,390,010,974	4,585,516,733
End of period	$5,570,786,381	$5,390,010,974

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$13.17	$12.34	$12.80	$12.64
Income from Investment Operations
Net investment income (loss)A	.228	.328	.382	.311	.325
Net realized and unrealized gain (loss)	(.313)	.903	.806	(.381)	.204
Total from investment operations	(.085)	1.231	1.188	(.070)	.529
Distributions from net investment income	(.282)	(.306)	(.358)	(.313)	(.312)
Distributions from net realized gain	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.655)	(.311)	(.358)	(.390)	(.369)
Net asset value, end of period	$13.35	$14.09	$13.17	$12.34	$12.80
Total ReturnB,C	(.61)%	9.39%	9.67%	(.53)%	4.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%	.39%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.39%	.39%	.40%	.40%	.41%
Expenses net of all reductions	.39%	.39%	.40%	.40%	.41%
Net investment income (loss)	1.66%	2.38%	2.93%	2.49%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,347,145	$1,322,750	$1,146,767	$928,285	$1,069,371
Portfolio turnover rateF	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$13.02	$12.20	$12.66	$12.50
Income from Investment Operations
Net investment income (loss)A	.212	.310	.364	.295	.309
Net realized and unrealized gain (loss)	(.322)	.899	.800	(.377)	.207
Total from investment operations	(.110)	1.209	1.164	(.082)	.516
Distributions from net investment income	(.267)	(.294)	(.344)	(.301)	(.299)
Distributions from net realized gain	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.640)	(.299)	(.344)	(.378)	(.356)
Net asset value, end of period	$13.18	$13.93	$13.02	$12.20	$12.66
Total ReturnB,C	(.79)%	9.33%	9.58%	(.63)%	4.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.56%	2.28%	2.83%	2.39%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$732,762	$692,787	$582,182	$553,442	$587,652
Portfolio turnover rateF	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$12.83	$12.03	$12.49	$12.34
Income from Investment Operations
Net investment income (loss)A	.188	.285	.340	.272	.286
Net realized and unrealized gain (loss)	(.310)	.885	.787	(.372)	.203
Total from investment operations	(.122)	1.170	1.127	(.100)	.489
Distributions from net investment income	(.245)	(.275)	(.327)	(.283)	(.282)
Distributions from net realized gain	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.618)	(.280)	(.327)	(.360)	(.339)
Net asset value, end of period	$12.98	$13.72	$12.83	$12.03	$12.49
Total ReturnB,C	(.90)%	9.16%	9.40%	(.79)%	3.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	.64%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.64%	.64%	.65%	.65%	.66%
Expenses net of all reductions	.64%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.41%	2.13%	2.68%	2.24%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,135,986	$1,935,645	$1,698,902	$1,505,566	$1,514,502
Portfolio turnover rateF	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$13.12	$12.29	$12.75	$12.59
Income from Investment Operations
Net investment income (loss)A	.223	.322	.376	.305	.319
Net realized and unrealized gain (loss)	(.313)	.896	.808	(.380)	.206
Total from investment operations	(.090)	1.218	1.184	(.075)	.525
Distributions from net investment income	(.277)	(.303)	(.354)	(.308)	(.308)
Distributions from net realized gain	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.650)	(.308)	(.354)	(.385)	(.365)
Net asset value, end of period	$13.29	$14.03	$13.12	$12.29	$12.75
Total ReturnB,C	(.64)%	9.33%	9.67%	(.57)%	4.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%	.43%	.43%	.44%	.44%
Expenses net of fee waivers, if any	.42%	.43%	.43%	.44%	.44%
Expenses net of all reductions	.42%	.43%	.43%	.44%	.44%
Net investment income (loss)	1.63%	2.34%	2.90%	2.46%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,354,894	$1,438,829	$1,157,666	$879,703	$1,030,725
Portfolio turnover rateF	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,321,030
Gross unrealized depreciation	(21,575,940)
Net unrealized appreciation (depreciation)	$(5,254,910)
Tax Cost	$6,203,835,483

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$263,004,610
Net unrealized appreciation (depreciation) on securities and other investments	$(5,254,910)

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$167,565,613	$ 111,088,904
Long-term Capital Gains	91,579,885	–
Total	$259,145,498	$ 111,088,904

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	3,782,758,367	6,210,008,230

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$686,818
Service Class 2	5,235,561
$5,922,379

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$915,528.07
Service Class	467,036.07
Service Class 2	1,424,073.07
Investor Class	1,411,707.10
	$4,218,344

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 48,402,199 shares of Fidelity VIP Investment Grade Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $5,391,666,950. The net realized gain of $211,422,352 on the Fund's redemptions of Fidelity VIP Investment Grade Central Fund shares is included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized net gain on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Investment Grade Bond Portfolio	$9,874

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Investment Grade Bond Portfolio	$1,826	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49,664.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$63,573,154	$28,048,946
Service Class	33,731,276	14,160,911
Service Class 2	96,642,003	38,501,835
Investor Class	65,199,065	30,377,212
Total	$259,145,498	$111,088,904

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	23,787,330	30,483,697	$326,447,227	$422,064,639
Reinvestment of distributions	4,685,105	2,022,440	63,573,154	28,048,946
Shares redeemed	(21,419,922)	(25,700,849)	(294,255,196)	(350,518,289)
Net increase (decrease)	7,052,513	6,805,288	$95,765,185	$99,595,296
Service Class
Shares sold	14,736,969	17,304,739	$200,617,709	$233,371,592
Reinvestment of distributions	2,517,896	1,033,506	33,731,276	14,160,911
Shares redeemed	(11,426,710)	(13,295,570)	(154,576,440)	(177,433,533)
Net increase (decrease)	5,828,155	5,042,675	$79,772,545	$70,098,970
Service Class 2
Shares sold	29,363,179	28,919,035	$392,701,313	$386,078,627
Reinvestment of distributions	7,325,672	2,852,841	96,642,003	38,501,835
Shares redeemed	(13,231,365)	(23,047,687)	(177,343,438)	(301,721,522)
Net increase (decrease)	23,457,486	8,724,189	$311,999,878	$122,858,940
Investor Class
Shares sold	11,506,591	28,051,409	$157,377,309	$386,506,351
Reinvestment of distributions	4,825,246	2,198,924	65,199,065	30,377,212
Shares redeemed	(16,917,270)	(15,954,766)	(231,193,115)	(214,709,301)
Net increase (decrease)	(585,433)	14,295,567	$(8,616,741)	$202,174,262

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	21%	1	32%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Investment Grade Bond Portfolio
Initial Class	.38%
Actual		$1,000.00	$1,002.60	$1.92
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Service Class	.48%
Actual		$1,000.00	$1,001.80	$2.42
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Service Class 2.63%
Actual		$1,000.00	$1,001.80	$3.18
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Investor Class	.42%
Actual		$1,000.00	$1,002.40	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Investment Grade Bond Portfolio
Initial Class	02/04/22	02/04/22	$0.628
Service Class	02/04/22	02/04/22	$0.628
Service Class 2	02/04/22	02/04/22	$0.628
Investor Class	02/04/22	02/04/22	$0.628

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $356,092,422, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $192,153,110 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Initial Class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPIGB-ANN-0322
1.540025.124

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	9.92%	10.01%	8.65%
Service Class	9.80%	9.91%	8.54%
Service Class 2	9.68%	9.74%	8.37%
Investor Class	9.85%	9.93%	8.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,925	VIP Asset Manager Portfolio - Initial Class
$46,257	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets. International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled. By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return. Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 10%, outpacing the 9.11% increase in the Fidelity Asset Manager 50% Composite Index℠. Asset allocation drove the fund's relative outperformance in 2021, while security selection had a neutral impact versus the benchmark. The Fund’s core equity allocation strategy – an equal weighting in the U.S., combined with an underweighting in international developed markets (DM), and an overweighting in emerging markets (EM) – aided performance versus the Composite benchmark, led by U.S. equity positioning. A tactical position in real estate investment trusts (REITs) notably contributed to relative performance. Exposure to commodity-related securities also added value. The Fund’s fixed-income allocation strategy further boosted relative performance. This entailed underweightings in cash and investment-grade bonds, in favor of out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), high-yield credit, bank loans, EM debt, long-term U.S. Treasuries and international corporate credit. Turning to security selection, stock choices in the U.S. worked against relative performance due to adverse results in the information technology, health care and consumer discretionary sectors. Picks in international markets provided a meaningful boost to the portfolio's relative performance, driven by favorable results in DM despite a negative outcome in EM the past year. Within DM, investment choices in Japan and across a number of European markets added the most value. In EM, underweighted exposure to outperforming Taiwan, along with adverse positioning in several other EM economies, more than offset favorable picks in South Korea. Security selection among investment-grade bonds also notably contributed. Positive sector positioning here added value as well. An overweighting, coupled with favorable security selection among corporate bonds issued by energy and communications companies, along with REITs, banks and insurers, provided a significant boost versus the benchmark in 2021. Our allocation to asset-backed securities also helped. Outside of corporates, underweighted exposure to government-agency mortgage-backed securities, an out-of-benchmark allocation to TIPS and a small position in taxable municipal bonds helped as well. Elsewhere, security selection among high-yield corporate bonds slightly contributed, led overwhelmingly by picks in the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	2.7
Apple, Inc.	2.6
iShares 20+ Year Treasury Bond ETF	2.5
Alphabet, Inc. Class A	1.7
Amazon.com, Inc.	1.2
10.7

Top Five Bond Issuers as of December 31, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.3
Fannie Mae	1.2
Ginnie Mae	1.2
Uniform Mortgage Backed Securities	0.9
Freddie Mac	0.8
17.4

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	13.5
Financials	12.9
Consumer Discretionary	7.4
Health Care	7.3
Industrials	6.8

Asset Allocation (% of fund's net assets)

As of December 31, 2021 *
Stock Class and Equity Futures	57.5%
Bonds	37.4%
Short-Term Class	5.1%

 * Foreign investments - 21.3%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 1/13/22 to 3/31/22 (a)
(Cost $4,369,728)	4,370,000	4,369,795
	Shares	Value

Fixed-Income Funds - 39.0%
Fidelity Emerging Markets Debt Central Fund (b)	306,349	$2,751,017
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	30,977	2,891,098
Fidelity Floating Rate Central Fund (b)	418,615	42,133,576
Fidelity High Income Central Fund (b)	79,333	9,153,490
Fidelity Inflation-Protected Bond Index Central Fund (b)	330,442	35,033,428
Fidelity International Credit Central Fund (b)	168,854	17,000,205
Fidelity VIP Investment Grade Central Fund (b)	3,010,786	328,747,739
iShares 20+ Year Treasury Bond ETF	203,496	30,156,074
TOTAL FIXED-INCOME FUNDS
(Cost $448,231,010)		467,866,627

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.08% (c)
(Cost $28,742,301)	28,736,553	28,742,301

Equity Funds - 57.8%
Domestic Equity Funds - 43.5%
Fidelity Commodity Strategy Central Fund (b)	2,876,200	14,352,238
Fidelity Real Estate Equity Central Fund (b)	156,179	24,974,660
Fidelity U.S. Equity Central Fund (b)	3,676,396	482,710,833

TOTAL DOMESTIC EQUITY FUNDS		522,037,731

International Equity Funds - 14.3%
Fidelity Emerging Markets Equity Central Fund (b)	214,610	52,970,146
Fidelity International Equity Central Fund (b)	1,129,126	118,930,889

TOTAL INTERNATIONAL EQUITY FUNDS		171,901,035

TOTAL EQUITY FUNDS
(Cost $443,890,539)		693,938,766
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $925,233,578)		1,194,917,489
NET OTHER ASSETS (LIABILITIES) - 0.4%		4,582,338
NET ASSETS - 100%		$1,199,499,827

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	March 2022	$49,964,250	$(547,686)	$(547,686)
ICE E-mini MSCI EAFE Index Contracts (United States)	78	March 2022	9,055,020	(126,185)	(126,185)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	384	March 2022	23,544,960	(135,836)	(135,836)
TOTAL FUTURES CONTRACTS					$(809,707)

The notional amount of futures sold as a percentage of Net Assets is 6.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $73,174,375.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,369,795.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$1,741,225	$145,076,978	$118,075,387	$12,634	$(515)	$--	$28,742,301	0.1%
Fidelity Commodity Strategy Central Fund	--	21,832,100	7,618,123	3,427,786	(126,431)	264,692	14,352,238	2.2%
Fidelity Emerging Markets Debt Central Fund	9,932,336	433,488	7,405,752	226,649	(472,887)	263,832	2,751,017	0.1%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,544,231	201,317	2,281,000	201,318	44,116	(617,566)	2,891,098	3.1%
Fidelity Emerging Markets Equity Central Fund	81,956,840	6,692,186	27,886,101	5,363,464	7,315,203	(15,107,982)	52,970,146	2.9%
Fidelity Floating Rate Central Fund	8,564,031	35,582,410	2,201,273	865,851	22,448	165,960	42,133,576	1.3%
Fidelity High Income Central Fund	17,631,951	1,120,491	10,422,077	807,336	1,054,850	(231,725)	9,153,490	0.4%
Fidelity Inflation-Protected Bond Index Central Fund	50,576,543	3,627,761	18,557,017	2,859,837	1,461,862	(2,075,721)	35,033,428	3.2%
Fidelity International Credit Central Fund	14,720,662	4,415,213	1,574,715	508,870	35,993	(596,948)	17,000,205	2.6%
Fidelity International Equity Central Fund	114,403,396	22,627,304	27,669,968	8,735,286	5,311,766	4,258,391	118,930,889	2.8%
Fidelity Real Estate Equity Central Fund	1,609,363	19,793,992	1,488,791	399,527	22,414	5,037,682	24,974,660	1.3%
Fidelity Securities Lending Cash Central Fund 0.08%	22,737,100	218,418,757	241,155,857	52,407	--	--	--	0.0%
Fidelity U.S. Equity Central Fund	465,433,625	51,535,483	97,823,657	41,579,611	18,433,348	45,132,034	482,710,833	2.0%
Fidelity VIP Investment Grade Central Fund	365,332,953	43,853,657	62,628,913	16,478,202	(421,387)	(17,388,571)	328,747,739	13.7%
Total	$1,160,184,256	$575,211,137	$626,788,631	$81,518,778	$32,680,780	$19,104,078	$1,160,391,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,369,795	$--	$4,369,795	$--
Fixed-Income Funds	467,866,627	467,866,627	--	--
Money Market Funds	28,742,301	28,742,301	--	--
Equity Funds	693,938,766	693,938,766	--	--
Total Investments in Securities:	$1,194,917,489	$1,190,547,694	$4,369,795	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(809,707)	$(809,707)	$--	$--
Total Liabilities	$(809,707)	$(809,707)	$--	$--
Total Derivative Instruments:	$(809,707)	$(809,707)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(809,707)
Total Equity Risk	0	(809,707)
Total Value of Derivatives	$0	$(809,707)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	17.4%
AAA,AA,A	4.7%
BBB	6.4%
BB	2.7%
B	2.8%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.6%
Equities	57.0%
Short-Term Investments and Net Other Assets	8.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.7%
Cayman Islands	2.9%
United Kingdom	2.2%
France	1.7%
Netherlands	1.6%
Japan	1.4%
Switzerland	1.4%
Germany	1.2%
Others (Individually Less Than 1%)	8.9%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $35,723,905)	$34,525,869
Fidelity Central Funds (cost $889,509,673)	1,160,391,620
Total Investment in Securities (cost $925,233,578)		$1,194,917,489
Cash		1,467
Foreign currency held at value (cost $1)		1
Receivable for investments sold		4,823,760
Receivable for fund shares sold		324,987
Dividends receivable		432
Distributions receivable from Fidelity Central Funds		1,501
Receivable for daily variation margin on futures contracts		282,432
Prepaid expenses		1,208
Other receivables		52,633
Total assets		1,200,405,910
Liabilities
Payable for investments purchased	$15,266
Payable for fund shares redeemed	219,830
Accrued management fee	469,670
Transfer agent fee payable	81,687
Distribution and service plan fees payable	4,434
Other affiliated payables	40,806
Other payables and accrued expenses	74,390
Total liabilities		906,083
Net Assets		$1,199,499,827
Net Assets consist of:
Paid in capital		$859,706,110
Total accumulated earnings (loss)		339,793,717
Net Assets		$1,199,499,827
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($889,922,541 ÷ 48,555,552 shares)		$18.33
Service Class:
Net Asset Value, offering price and redemption price per share ($3,626,971 ÷ 199,922 shares)		$18.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,037,901 ÷ 1,125,235 shares)		$17.81
Investor Class:
Net Asset Value, offering price and redemption price per share ($285,912,414 ÷ 15,719,345 shares)		$18.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends		$397,595
Interest		336
Income from Fidelity Central Funds (including $52,407 from security lending)		26,171,577
Total income		26,569,508
Expenses
Management fee	$5,721,133
Transfer agent fees	967,579
Distribution and service plan fees	54,577
Accounting fees	494,639
Custodian fees and expenses	17,426
Independent trustees' fees and expenses	3,583
Audit	54,329
Legal	8,305
Miscellaneous	5,288
Total expenses before reductions	7,326,859
Expense reductions	(18,992)
Total expenses after reductions		7,307,867
Net investment income (loss)		19,261,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,926,152
Fidelity Central Funds	32,680,780
Futures contracts	(12,700,413)
Capital gain distributions from Fidelity Central Funds	55,347,201
Total net realized gain (loss)		78,253,720
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,760,017)
Fidelity Central Funds	19,104,078
Futures contracts	393,749
Total change in net unrealized appreciation (depreciation)		15,737,810
Net gain (loss)		93,991,530
Net increase (decrease) in net assets resulting from operations		$113,253,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,261,641	$14,779,794
Net realized gain (loss)	78,253,720	7,852,328
Change in net unrealized appreciation (depreciation)	15,737,810	127,053,546
Net increase (decrease) in net assets resulting from operations	113,253,171	149,685,668
Distributions to shareholders	(25,440,391)	(30,027,237)
Share transactions - net increase (decrease)	(57,468,969)	(46,098,465)
Total increase (decrease) in net assets	30,343,811	73,559,966
Net Assets
Beginning of period	1,169,156,016	1,095,596,050
End of period	$1,199,499,827	$1,169,156,016

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.23	$13.68	$15.23	$15.29
Income from Investment Operations
Net investment income (loss)A	.29	.22	.27	.24	.23
Net realized and unrealized gain (loss)	1.40	2.03	2.16	(1.04)	1.76
Total from investment operations	1.69	2.25	2.43	(.80)	1.99
Distributions from net investment income	(.30)	(.24)	(.27)	(.26)B	(.29)
Distributions from net realized gain	(.10)	(.21)	(.61)	(.49)B	(1.76)
Total distributions	(.40)	(.44)C	(.88)	(.75)	(2.05)
Net asset value, end of period	$18.33	$17.04	$15.23	$13.68	$15.23
Total ReturnD,E	9.92%	14.87%	18.25%	(5.35)%	14.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	1.62%	1.41%	1.88%	1.64%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$889,923	$889,473	$843,000	$788,193	$937,508
Portfolio turnover rateH	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.86	$15.08	$13.55	$15.09	$15.16
Income from Investment Operations
Net investment income (loss)A	.27	.20	.26	.23	.21
Net realized and unrealized gain (loss)	1.38	2.01	2.13	(1.03)	1.75
Total from investment operations	1.65	2.21	2.39	(.80)	1.96
Distributions from net investment income	(.27)	(.23)	(.25)	(.25)B	(.27)
Distributions from net realized gain	(.10)	(.21)	(.61)	(.49)B	(1.76)
Total distributions	(.37)	(.43)C	(.86)	(.74)	(2.03)
Net asset value, end of period	$18.14	$16.86	$15.08	$13.55	$15.09
Total ReturnD,E	9.80%	14.74%	18.16%	(5.44)%	13.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.69%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.69%	.69%	.70%	.70%	.71%
Expenses net of all reductions	.69%	.69%	.70%	.70%	.71%
Net investment income (loss)	1.52%	1.31%	1.78%	1.54%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,627	$5,108	$3,923	$4,378	$5,004
Portfolio turnover rateH	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.56	$14.82	$13.33	$14.86	$14.96
Income from Investment Operations
Net investment income (loss)A	.24	.17	.23	.20	.19
Net realized and unrealized gain (loss)	1.36	1.97	2.11	(1.02)	1.71
Total from investment operations	1.60	2.14	2.34	(.82)	1.90
Distributions from net investment income	(.25)	(.20)	(.23)	(.22)B	(.25)
Distributions from net realized gain	(.10)	(.21)	(.61)	(.49)B	(1.76)
Total distributions	(.35)	(.40)C	(.85)C	(.71)	(2.00)C
Net asset value, end of period	$17.81	$16.56	$14.82	$13.33	$14.86
Total ReturnD,E	9.68%	14.54%	18.01%	(5.61)%	13.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.84%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.83%	.84%	.85%	.85%	.86%
Net investment income (loss)	1.37%	1.16%	1.63%	1.39%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$20,038	$19,943	$19,343	$18,211	$20,807
Portfolio turnover rateH	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$15.12	$13.59	$15.13	$15.20
Income from Investment Operations
Net investment income (loss)A	.28	.20	.26	.23	.22
Net realized and unrealized gain (loss)	1.39	2.02	2.14	(1.03)	1.74
Total from investment operations	1.67	2.22	2.40	(.80)	1.96
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)B	(.28)
Distributions from net realized gain	(.10)	(.21)	(.61)	(.49)B	(1.76)
Total distributions	(.39)C	(.43)C	(.87)C	(.74)	(2.03)C
Net asset value, end of period	$18.19	$16.91	$15.12	$13.59	$15.13
Total ReturnD,E	9.85%	14.77%	18.14%	(5.39)%	13.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.66%	.67%	.68%	.68%	.69%
Expenses net of all reductions	.66%	.67%	.68%	.68%	.69%
Net investment income (loss)	1.55%	1.33%	1.80%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$285,912	$254,632	$229,330	$202,182	$213,497
Portfolio turnover rateH	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Futures Options Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities Swaps	.03%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2021, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$27,052

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$281,678,148
Gross unrealized depreciation	(2,519,057)
Net unrealized appreciation (depreciation)	$279,159,091
Tax Cost	$915,758,398

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$529,085
Undistributed long-term capital gain	$69,313,812
Net unrealized appreciation (depreciation) on securities and other investments	$279,159,091

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$25,440,391	$ 26,031,633
Long-term Capital Gains	–	3,995,604
Total	$25,440,391	$ 30,027,237

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	229,049,789	282,507,911

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .47% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,597
Service Class 2	49,980
$54,577

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$568,728.06
Service Class	2,898.06
Service Class 2	12,584.06
Investor Class	383,369.14
	$967,579

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$148

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager Portfolio	957,939	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager Portfolio	$2,154

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager Portfolio	$5,651	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,992.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$19,036,251	$23,007,844
Service Class	73,125	127,874
Service Class 2	389,732	488,100
Investor Class	5,941,283	6,403,419
Total	$25,440,391	$30,027,237

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Asset Manager Portfolio
Initial Class
Shares sold	1,565,172	1,304,784	$28,027,268	$20,262,782
Reinvestment of distributions	1,038,999	1,380,922	19,036,251	23,007,844
Shares redeemed	(6,257,413)	(5,825,344)	(112,836,037)	(88,982,044)
Net increase (decrease)	(3,653,242)	(3,139,638)	$(65,772,518)	$(45,711,418)
Service Class
Shares sold	11,808	146,389	$207,827	$2,322,889
Reinvestment of distributions	4,031	7,749	73,125	127,874
Shares redeemed	(118,919)	(111,308)	(2,149,060)	(1,599,194)
Net increase (decrease)	(103,080)	42,830	$(1,868,108)	$851,569
Service Class 2
Shares sold	115,026	159,896	$2,006,571	$2,395,498
Reinvestment of distributions	21,888	30,193	389,732	488,100
Shares redeemed	(215,790)	(291,218)	(3,753,491)	(4,396,065)
Net increase (decrease)	(78,876)	(101,129)	$(1,357,188)	$(1,512,467)
Investor Class
Shares sold	1,293,616	1,528,840	$22,760,339	$23,661,477
Reinvestment of distributions	326,549	387,134	5,941,283	6,403,419
Shares redeemed	(958,777)	(2,023,779)	(17,172,777)	(29,791,045)
Net increase (decrease)	661,388	(107,805)	$11,528,845	$273,851

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager Portfolio	44%	2	27%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 16, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Asset Manager Portfolio
Initial Class	.58%
Actual		$1,000.00	$1,031.70	$2.97
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Service Class	.68%
Actual		$1,000.00	$1,031.10	$3.48
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Service Class 2.83%
Actual		$1,000.00	$1,030.70	$4.25
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Investor Class	.66%
Actual		$1,000.00	$1,031.20	$3.38
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Asset Manager Portfolio
Initial Class	02/11/22	02/11/22	$0.008	$1.068
Service Class	02/11/22	02/11/22	$0.008	$1.068
Service Class 2	02/11/22	02/11/22	$0.008	$1.068
Investor Class	02/11/22	02/11/22	$0.008	$1.068

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $69,313,813, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 8% and 18%; Service Class designates 10% and 20%; Service Class 2 designates 15% and 21%; and Investor Class designates 10% and 19%; of the dividends distributed in February and December respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Portfolio
Initial Class	12/30/21	$0.0558	$0.0065
Service Class	12/30/21	$0.0521	$0.0065
Service Class 2	12/30/21	$0.0496	$0.0065
Investor Class	12/30/21	$0.0540	$0.0065

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Initial Class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAM-ANN-0322
1.540206.124

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	3.74%	5.37%	4.74%
Service Class	3.57%	5.29%	4.64%
Service Class 2	3.44%	5.11%	4.47%
Investor Class	3.72%	5.35%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 31, 2021.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Universal Bond Index performed over the same period.

Period Ending Values
$15,884	VIP Strategic Income Portfolio - Initial Class
$13,846	Bloomberg U.S. Universal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  Longer-term bond yields rose early in the year ending December 31, 2021, as a $1.9 trillion COVID-relief bill offered hopes for a robust economic recovery, generating higher inflation expectations that persisted through early April. Many investors preferred the potential for higher returns in riskier assets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell from May through early August amid weaker-than-expected economic data. Then in the fourth quarter, rising inflation and tighter monetary policy concerns increased short-term yields and decreased longer-term yields. By December, the Fed raised the prospects for three quarter-point interest-rate hikes in 2022. Against this economic backdrop, the Fidelity Strategic Income Composite Index℠ gained 1.25%. Within the index, high-yield bonds did best, with the ICE BofA® U.S. High Yield Constrained Index, a proxy for the high-yield bond market, gaining 5.35%. U.S. government debt, as reflected in the Bloomberg U.S. Government Bond Index, returned -2.28%, while non-U.S. developed-markets debt, as measured by the Bloomberg Global Aggregate Developed Markets GDP Weighted Ex USD Index (Hedged), returned -2.02%. Emerging markets debt returned -1.65%, reflecting the Bloomberg Emerging Markets Aggregate USD Bond Index, while floating-rate bonds, as measured by the S&P/LSTA® Leveraged Performing Loan Index, were up 5.42% this period.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the year, the fund's share classes rose roughly 3% to 4%, significantly outperforming the 1.25% gain of the Fidelity Strategic Income Composite Index℠. Security selection was positive within all the fund's subportfolios, while asset allocation added value across most of the categories we invest in. Investment choices in the high-yield bond subportfolio were especially strong, driven by picks in the energy industry. Credit selection in the emerging markets debt subportfolio added further value in 2021. The biggest benefits here included a large underweighting in China – a weak performer and large component of the emerging-markets asset class benchmark – along with security selection in Argentina, Ghana and Mexico. Also contributing was an underweighting in non-U.S. developed investment grade bonds, which trailed the Composite index. We found this asset class unattractive for its minimal yield, relatively high duration, degree of credit risk, and limited opportunity for capital appreciation. In addition, we maintained smaller-than-index exposure to the lagging U.S. government bonds category – also a positive relative performance factor this period – although during the year we were steadily adding exposure to this asset class to manage the fund's risk, finishing the period with a modest overweight. Additionally, the fund's outsized allocation to floating-rate loans added further value, since the category outperformed the Composite benchmark. There were no material negative influences on the fund's relative result this past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	20.2
German Federal Republic	6.1
Freddie Mac	1.5
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5
United Kingdom, Great Britain and Northern Ireland	1.2
30.5

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Energy	8.4
Communication Services	8.0
Financials	7.7
Consumer Discretionary	7.1
Industrials	5.8

Quality Diversification (% of fund's net assets)

As of December 31, 2021
U.S. Government and U.S. Government Agency Obligations	23.3%
AAA,AA,A	6.5%
BBB	6.2%
BB	17.3%
B	22.0%
CCC,CC,C	3.9%
D	0.1%
Not Rated	7.3%
Equities	5.3%
Short-Term Investments and Net Other Assets	8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2021*,**,***
Preferred Securities	4.3%
Corporate Bonds	35.1%
U.S. Government and U.S. Government Agency Obligations	23.3%
Foreign Government & Government Agency Obligations	14.6%
Bank Loan Obligations	9.2%
Stocks	5.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.1%

 * Foreign investments - 25.9%

 ** Foreign Currency Contracts - (8.2)%

 *** Futures and Swaps - 6.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Corporate Bonds - 34.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		$201,041	$631,269
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		115,537	400,913
			1,032,182
Nonconvertible Bonds - 34.8%
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.4%
Altice France SA:
5.125% 7/15/29 (d)		3,835,000	3,740,851
5.5% 1/15/28 (d)		1,190,000	1,179,611
5.5% 10/15/29 (d)		2,810,000	2,767,850
8.125% 2/1/27 (d)		370,000	394,226
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	102,800
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,520,000	2,620,800
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	315,250
5.625% 9/15/28 (d)		260,000	256,311
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	209,252
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		1,165,000	1,199,950
5.875% 10/15/27 (d)		620,000	655,650
6% 1/15/30 (d)		555,000	557,775
6.75% 5/1/29 (d)		745,000	774,800
IHS Holding Ltd. 5.625% 11/29/26 (d)		595,000	599,463
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	1,083,000
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	621,448
Lumen Technologies, Inc. 5.375% 6/15/29 (d)		715,000	715,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		280,000	277,200
6% 2/15/28 (d)		235,000	230,300
10.75% 6/1/28 (d)		365,000	397,850
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		460,000	461,006
3.25% 2/21/23 (d)		450,000	459,984
5% 10/19/25 (d)		230,000	258,578
Qwest Corp. 7.25% 9/15/25		35,000	40,862
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,352,000	1,384,110
Sprint Capital Corp.:
6.875% 11/15/28		6,422,000	8,123,830
8.75% 3/15/32		3,506,000	5,259,000
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	471,153
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	618,000
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,378,075
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,619,336
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	887,193
			40,660,514
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		410,000	415,884
Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	453,017
2.375% 10/9/30		270,000	262,718
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		240,000	239,070
2.39% 6/3/30 (d)		295,000	288,879
2.88% 4/22/31 (d)		200,000	203,520
3.975% 4/11/29 (d)		180,000	195,953
			1,643,157
Media - 3.3%
Altice Financing SA:
5% 1/15/28 (d)		2,250,000	2,195,753
5.75% 8/15/29 (d)		1,125,000	1,113,750
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	410,000
Cable Onda SA 4.5% 1/30/30 (d)		740,000	761,645
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	1,013,824
4.5% 8/15/30 (d)		4,690,000	4,798,761
4.5% 5/1/32		665,000	684,119
4.75% 3/1/30 (d)		4,810,000	5,002,400
5% 2/1/28 (d)		4,665,000	4,851,600
5.125% 5/1/27 (d)		1,840,000	1,895,200
5.375% 6/1/29 (d)		4,800,000	5,179,848
5.5% 5/1/26 (d)		1,225,000	1,262,010
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	1,001,188
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	608,475
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	805,175
4.5% 11/15/31 (d)		1,435,000	1,417,063
5.375% 2/1/28 (d)		1,190,000	1,232,090
5.75% 1/15/30 (d)		680,000	677,450
6.5% 2/1/29 (d)		1,320,000	1,412,400
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	1,227,500
DISH DBS Corp.:
5.25% 12/1/26 (d)		685,000	695,813
5.75% 12/1/28 (d)		685,000	691,850
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	408,500
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		850,000	874,438
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		1,370,000	1,376,850
6.75% 10/15/27 (d)		544,000	571,200
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,335,000	1,360,031
5.625% 7/15/27 (d)		1,275,000	1,344,003
Quebecor Media, Inc. 5.75% 1/15/23		790,000	821,600
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	499,950
6.5% 9/15/28 (d)		1,325,000	1,331,009
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	164,794
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)		425,000	425,123
3.875% 9/1/31 (d)		570,000	558,857
4% 7/15/28 (d)		1,125,000	1,131,289
5% 8/1/27 (d)		800,000	831,472
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	344,906
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		1,500,000	1,019,531
Univision Communications, Inc. 4.5% 5/1/29 (d)		570,000	575,700
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	633,450
VTR Finance BV 6.375% 7/15/28 (d)		320,000	334,400
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	316,575
6% 1/15/27 (d)		635,000	654,050
Ziggo BV:
4.875% 1/15/30 (d)		430,000	441,008
5.5% 1/15/27 (d)		1,013,000	1,040,858
			55,997,508
Wireless Telecommunication Services - 0.5%
Bharti Airtel International BV 5.35% 5/20/24 (d)		325,000	349,741
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	260,550
Intelsat Jackson Holdings SA 8% 2/15/24 (d)		1,285,000	1,302,669
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	649,152
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		170,000	177,629
6.5% 10/13/26 (d)		315,000	351,678
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	213,000
Sprint Corp. 7.625% 3/1/26		540,000	648,324
T-Mobile U.S.A., Inc.:
2.875% 2/15/31		1,465,000	1,446,834
3.375% 4/15/29		590,000	601,175
3.5% 4/15/31		590,000	613,824
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		535,000	522,203
7.25% 4/26/23 (d)		445,000	467,962
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		250,000	248,750
5.125% 1/15/28 (d)		580,000	590,621
			8,444,112
TOTAL COMMUNICATION SERVICES			107,161,175
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	456,750
Dana, Inc. 4.5% 2/15/32		410,000	408,975
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	438,876
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	738,238
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	258,875
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	427,283
			2,812,629
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		1,335,000	1,367,040
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	393,413
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (c)(d)(f)(g)		1,395,000	1,454,288
			3,214,741
Distributors - 0.0%
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)		305,000	318,344
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,159,874
Service Corp. International 4% 5/15/31		570,000	577,125
Sotheby's 7.375% 10/15/27 (d)		295,000	314,175
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	438,600
TKC Holdings, Inc.:
6.875% 5/15/28 (d)		575,000	586,500
10.5% 5/15/29 (d)		575,000	621,000
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	499,201
			4,196,475
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)		570,000	577,273
4% 10/15/30 (d)		2,320,000	2,279,400
4.375% 1/15/28 (d)		560,000	571,200
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	260,000
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	274,201
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	729,300
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		835,000	835,000
6.25% 7/1/25 (d)		2,520,000	2,645,055
8.125% 7/1/27 (d)		3,360,000	3,720,998
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	877,225
Carnival Corp.:
4% 8/1/28 (d)		855,000	848,588
7.625% 3/1/26 (d)		500,000	524,125
9.875% 8/1/27 (d)		1,000,000	1,142,715
10.5% 2/1/26 (d)		730,000	833,291
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	147,915
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	581,352
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		330,000	332,475
4% 5/1/31 (d)		500,000	511,270
4.875% 1/15/30		975,000	1,042,031
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	448,050
Melco Resorts Finance Ltd.:
4.875% 6/6/25 (d)		1,502,000	1,479,470
5.25% 4/26/26 (d)		640,000	631,123
5.375% 12/4/29 (d)		435,000	421,950
5.75% 7/21/28 (d)		335,000	336,843
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	410,800
MGM Resorts International:
4.75% 10/15/28		665,000	684,950
6.75% 5/1/25		1,485,000	1,551,825
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	976,750
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		695,000	691,921
12.25% 5/15/24 (d)		588,000	696,780
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	265,950
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	253,725
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	718,200
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		1,285,000	1,274,964
5.875% 9/1/31 (d)		1,095,000	1,098,800
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		845,000	923,163
11.5% 6/1/25 (d)		734,000	821,163
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	570,223
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	413,362
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	287,460
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	395,200
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		595,000	566,559
13% 5/15/25 (d)		570,000	645,308
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	539,550
Wynn Macau Ltd. 5.125% 12/15/29 (d)		890,000	792,100
Yum! Brands, Inc. 4.625% 1/31/32		590,000	626,946
			37,256,549
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	402,825
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	414,238
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	423,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	69,225
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		735,000	736,389
4% 4/15/29 (d)		790,000	803,825
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	307,288
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	849,225
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	951,500
			4,957,665
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	289,845
Angi Group LLC 3.875% 8/15/28 (d)		335,000	327,463
B2W Digital Lux SARL 4.375% 12/20/30 (d)		895,000	804,549
JD.com, Inc. 3.375% 1/14/30		665,000	693,928
Meituan:
2.125% 10/28/25 (d)		510,000	492,099
3.05% 10/28/30 (d)		335,000	310,147
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	571,425
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	236,096
3.68% 1/21/30 (d)		370,000	380,707
4.027% 8/3/50 (d)		595,000	566,552
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,334,463
			7,007,274
Multiline Retail - 0.1%
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	1,139,706
4.375% 4/1/30		175,000	176,537
5% 1/15/44		80,000	74,600
6.95% 3/15/28		25,000	28,156
			1,418,999
Specialty Retail - 0.7%
Arko Corp. 5.125% 11/15/29 (d)		415,000	400,994
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	187,680
4.625% 11/15/29 (d)		450,000	458,438
4.75% 3/1/30		184,000	186,990
5% 2/15/32 (d)		485,000	503,285
At Home Group, Inc.:
4.875% 7/15/28 (d)		285,000	280,725
7.125% 7/15/29 (d)		425,000	417,563
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)		330,000	373,725
6.75% 7/1/36		1,575,000	1,945,125
6.875% 11/1/35		430,000	534,275
7.5% 6/15/29		500,000	569,170
Carvana Co.:
4.875% 9/1/29 (d)		980,000	933,450
5.5% 4/15/27 (d)		590,000	584,100
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	280,469
Gap, Inc.:
3.625% 10/1/29 (d)		560,000	553,896
3.875% 10/1/31 (d)		560,000	552,300
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	318,581
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		685,000	685,301
7.875% 5/1/29 (d)		395,000	389,075
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	1,088,963
			11,244,105
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31 (d)		280,000	273,700
4.25% 3/15/29 (d)		435,000	429,563
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	240,000
			943,263
TOTAL CONSUMER DISCRETIONARY			73,370,044
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (d)		325,000	333,186
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	302,117
			635,303
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		525,000	526,029
4.625% 1/15/27 (d)		1,310,000	1,374,766
4.875% 2/15/30 (d)		5,365,000	5,792,698
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	482,588
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	449,400
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,000,000	1,091,125
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		400,000	396,824
5.5% 10/15/27 (d)		475,000	495,781
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	696,588
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	497,922
			11,803,721
Food Products - 1.0%
Adecoagro SA 6% 9/21/27 (d)		700,000	721,131
Camposol SA 6% 2/3/27 (d)		225,000	232,073
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	385,296
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	423,483
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		250,000	247,190
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)		1,155,000	1,204,099
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		925,000	997,853
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,179,938
6.5% 4/15/29 (d)		1,835,000	2,018,500
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)		555,000	569,535
4.375% 1/31/32 (d)		275,000	283,599
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	1,071,000
Post Holdings, Inc.:
4.5% 9/15/31 (d)		1,215,000	1,205,888
4.625% 4/15/30 (d)		3,850,000	3,921,225
5.5% 12/15/29 (d)		1,085,000	1,139,934
5.75% 3/1/27 (d)		405,000	418,163
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	423,550
TreeHouse Foods, Inc. 4% 9/1/28		220,000	211,200
			16,653,657
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		335,000	332,310
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	424,625
			756,935
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		670,000	654,004
TOTAL CONSUMER STAPLES			30,503,620
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (d)		590,000	582,625
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	534,750
Guara Norte SARL 5.198% 6/15/34 (d)		479,770	472,513
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	550,375
7.5% 1/15/28 (d)		510,000	461,550
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	139,500
NuStar Logistics LP 6% 6/1/26		640,000	694,400
Oleoducto Central SA 4% 7/14/27 (d)		585,000	581,636
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		985,000	1,131,088
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	206,663
6.95% 3/18/30 (Reg. S)		400,000	481,700
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	256,500
8.5% (d)(h)		415,000	432,401
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		665,000	717,992
7.625% 11/7/24 (d)		855,000	920,995
8.375% 11/7/28 (d)		180,000	204,469
			8,369,157
Oil, Gas & Consumable Fuels - 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		430,000	453,656
5.75% 1/15/28 (d)		955,000	1,001,442
Callon Petroleum Co. 6.125% 10/1/24		225,000	221,625
Canacol Energy Ltd. 5.75% 11/24/28 (d)		380,000	377,696
Cheniere Energy Partners LP:
3.25% 1/31/32 (d)		420,000	424,200
4% 3/1/31		910,000	954,545
Cheniere Energy, Inc. 4.625% 10/15/28		1,325,000	1,409,429
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		310,000	331,623
7% 10/1/24 (c)(e)		360,000	0
8% 1/15/25 (c)(e)		180,000	0
8% 6/15/27 (c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,205,975
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		470,000	477,050
7% 6/15/25 (d)		1,340,000	1,378,981
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	293,894
CNX Resources Corp. 6% 1/15/29 (d)		315,000	327,600
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	417,150
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		1,185,000	1,214,625
6.75% 3/1/29 (d)		1,030,000	1,117,138
7.5% 5/15/25 (d)		199,000	205,219
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		715,000	746,281
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	978,000
5.75% 4/1/25		250,000	255,625
6% 2/1/29 (d)		1,685,000	1,750,285
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	254,188
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	863,675
5.75% 2/15/28 (d)		2,320,000	2,227,200
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	858,450
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		870,000	896,100
DT Midstream, Inc.:
4.125% 6/15/29 (d)		430,000	440,213
4.375% 6/15/31 (d)		430,000	447,200
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	885,994
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		880,000	937,979
6.625% 7/15/25 (d)		335,000	354,440
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	565,013
Energean PLC 6.5% 4/30/27 (d)		550,000	546,838
Energy Transfer LP 5.5% 6/1/27		860,000	980,547
EQT Corp.:
3.125% 5/15/26 (d)		285,000	292,561
3.625% 5/15/31(d)		285,000	295,688
3.9% 10/1/27		1,413,000	1,515,471
FEL Energy VI SARL 5.75% 12/1/40 (d)		274,972	272,531
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		585,000	570,923
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	527,167
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		460,000	456,550
5.125% 6/15/28 (d)		595,000	619,544
5.625% 2/15/26 (d)		795,000	818,850
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	620,238
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	398,500
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	358,800
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		335,000	347,730
4.75% 4/24/25 (d)		105,000	114,240
5.75% 4/19/47 (d)		170,000	207,706
Kosmos Energy Ltd.:
7.125% 4/4/26 (d)		1,610,000	1,561,499
7.75% 5/1/27 (d)		265,000	252,413
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	379,383
6.125% 6/30/25 (Reg. S) (d)		485,000	511,830
Lukoil Capital DAC 2.8% 4/26/27 (d)		345,000	339,722
Lukoil International Finance BV 4.75% 11/2/26 (d)		305,000	325,740
Lukoil Securities BV 3.875% 5/6/30 (d)		210,000	215,292
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		625,000	621,680
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		640,000	635,200
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	108,549
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		405,000	413,176
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	633,627
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	389,425
5.625% 5/1/27		305,000	317,200
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		655,000	639,976
7.625% 11/8/26 (d)		230,000	201,149
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		1,035,000	1,027,238
6.75% 9/15/25 (d)		2,765,000	2,792,650
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	538,650
7.5% 4/15/26		860,000	737,450
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	166,898
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		2,620,000	713,131
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	380,101
4.4% 4/15/46		575,000	589,375
4.4% 8/15/49		1,455,000	1,473,188
4.625% 6/15/45		475,000	492,813
5.875% 9/1/25		670,000	738,675
6.2% 3/15/40		350,000	430,500
6.375% 9/1/28		670,000	795,518
6.45% 9/15/36		1,171,000	1,493,031
6.6% 3/15/46		940,000	1,219,650
6.625% 9/1/30		1,340,000	1,658,250
7.2% 3/15/29		240,000	283,200
7.5% 5/1/31		65,000	85,516
Parkland Corp.:
4.5% 10/1/29 (d)		440,000	440,348
4.625% 5/1/30 (d)		550,000	546,563
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	928,413
7.25% 6/15/25		1,145,000	815,813
9.25% 5/15/25 (d)		1,490,000	1,415,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	423,038
PDC Energy, Inc. 6.125% 9/15/24		100,000	101,250
Petrobras Global Finance BV:
6.75% 6/3/50		430,000	447,818
6.875% 1/20/40		569,000	622,450
8.75% 5/23/26		735,000	892,014
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	18,000
6% 5/16/24 (d)(e)		585,000	19,013
6% 11/15/26 (d)(e)		930,000	34,875
12.75% 2/17/22 (d)(e)		110,000	3,575
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (f)(g)		410,000	408,847
3.5% 1/30/23		750,000	754,828
4.875% 1/24/22		760,000	759,430
4.875% 1/18/24		1,750,000	1,811,031
5.375% 3/13/22		290,000	291,631
6.5% 3/13/27		240,000	255,151
6.5% 6/2/41		170,000	151,955
6.625% 6/15/35		1,965,000	1,881,488
6.7% 2/16/32 (d)		821,000	827,158
6.75% 9/21/47		798,000	704,235
6.875% 10/16/25 (d)		520,000	568,100
6.95% 1/28/60		145,000	127,963
7.69% 1/23/50		4,043,000	3,881,280
8.625% 2/1/22		140,000	140,394
8.625% 12/1/23 (f)		250,000	272,422
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	248,699
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	804,714
Qatar Petroleum:
1.375% 9/12/26 (d)		655,000	641,695
2.25% 7/12/31 (d)		930,000	919,247
3.3% 7/12/51 (d)		625,000	642,188
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		300,000	308,250
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		660,000	648,904
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		940,000	931,716
3.5% 4/16/29 (d)		2,130,000	2,273,109
4.25% 4/16/39 (d)		1,260,000	1,420,256
4.375% 4/16/49 (d)		355,000	411,689
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	226,193
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		355,000	349,995
2.7% 5/13/30 (d)		220,000	224,642
SM Energy Co.:
5.625% 6/1/25		330,000	332,475
6.625% 1/15/27		1,125,000	1,158,750
6.75% 9/15/26		250,000	256,875
Southwestern Energy Co.:
5.375% 3/15/30		560,000	600,029
6.45% 1/23/25 (f)		14,000	15,386
7.75% 10/1/27		680,000	733,550
SUEK Securities DAC 3.375% 9/15/26 (d)		890,000	884,637
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	614,393
4.5% 4/30/30 (d)		555,000	568,828
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)		420,000	415,617
7.5% 10/1/25 (d)		495,000	535,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	678,719
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	451,675
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	648,895
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	71,064
Tullow Oil PLC:
7% 3/1/25 (d)		180,000	147,600
10.25% 5/15/26 (d)		1,050,000	1,053,150
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		543,409	27,170
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	192,500
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		355,000	368,313
4.125% 8/15/31 (d)		355,000	376,300
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		440,000	477,400
YPF SA:
8.5% 3/23/25 (d)		547,750	465,177
8.75% 4/4/24 (d)		1,575,000	1,358,241
			99,406,532
TOTAL ENERGY			107,775,689
FINANCIALS - 3.1%
Banks - 0.2%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	198,500
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	93,966
Bank of America Corp. 0.583% 8/24/28 (Reg. S) (f)	EUR	270,000	306,636
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		45,000	34,191
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		305,000	316,342
Biz Finance PLC 9.625% 4/27/22 (d)		84,167	84,209
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	110,467
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	870,375
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	224,168
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		120,000	119,760
SB Capital SA 5.125% 10/29/22 (d)		240,000	244,545
			2,603,159
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		390,000	379,275
7% 8/15/25 (d)		245,000	246,838
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	712,313
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		420,000	392,175
3.625% 10/1/31 (d)		420,000	386,400
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	292,125
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	398,950
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	452,788
MSCI, Inc.:
3.25% 8/15/33 (d)		420,000	424,725
4% 11/15/29 (d)		340,000	355,300
			4,040,889
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,131,125
8% 11/1/31		5,273,000	7,464,295
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,646,688
3.625% 6/17/31		740,000	776,693
4% 11/13/30		2,525,000	2,716,395
5.113% 5/3/29		610,000	693,113
OneMain Finance Corp.:
4% 9/15/30		330,000	324,515
5.375% 11/15/29		500,000	543,648
6.625% 1/15/28		385,000	431,200
6.875% 3/15/25		2,580,000	2,870,250
7.125% 3/15/26		3,405,000	3,881,700
			22,479,622
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,013,250
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		425,000	377,719
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	281,875
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	614,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	614,250
5.25% 5/15/27		2,150,000	2,203,750
6.25% 5/15/26		1,305,000	1,358,831
6.375% 12/15/25		2,785,000	2,833,738
6.75% 2/1/24		535,000	536,338
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	473,200
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		530,000	551,200
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		355,368	11,336
5.25% 12/27/33 pay-in-kind (d)		323,918	9,718
7.125% 12/26/46 pay-in-kind (d)		167,031	5,145
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	229,684
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	233,102
Sparc Em Spc 0% 12/5/22 (d)		24,805	24,476
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	1,007,438
			15,379,388
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)		425,000	419,688
7% 11/15/25 (d)		1,805,000	1,803,682
10.125% 8/1/26 (d)		605,000	666,256
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		665,000	665,000
5.875% 11/1/29 (d)		415,000	422,221
6.75% 10/15/27 (d)		965,000	1,001,188
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	419,150
HUB International Ltd.:
5.625% 12/1/29 (d)		595,000	612,981
7% 5/1/26 (d)		595,000	611,363
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	353,625
			6,975,154
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	488,250
TOTAL FINANCIALS			51,966,462
HEALTH CARE - 2.0%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	285,662
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	278,000
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	225,750
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (d)		835,000	832,052
			1,335,802
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		300,000	303,750
AMN Healthcare 4.625% 10/1/27 (d)		165,000	171,023
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	185,005
Centene Corp.:
4.25% 12/15/27		615,000	641,138
4.625% 12/15/29		2,150,000	2,318,689
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		880,000	887,700
5.625% 3/15/27 (d)		330,000	349,249
6% 1/15/29 (d)		485,000	517,131
6.125% 4/1/30 (d)		1,145,000	1,132,771
6.625% 2/15/25 (d)		685,000	708,975
8% 3/15/26 (d)		3,270,000	3,437,588
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		210,000	204,609
4.625% 6/1/30 (d)		1,590,000	1,627,763
Encompass Health Corp. 5.125% 3/15/23		110,000	110,000
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	292,050
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	682,988
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	331,910
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	509,250
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		640,000	664,000
3.875% 5/15/32 (d)		550,000	553,438
4.375% 6/15/28 (d)		465,000	478,950
Option Care Health, Inc. 4.375% 10/31/29 (d)		300,000	300,750
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,824,823
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	620,381
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	127,575
4.625% 9/1/24 (d)		650,000	664,625
4.875% 1/1/26 (d)		1,625,000	1,669,086
5.125% 11/1/27 (d)		975,000	1,015,219
6.125% 10/1/28 (d)		1,140,000	1,204,079
6.25% 2/1/27 (d)		1,850,000	1,914,750
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	151,344
			26,600,609
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	662,592
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		475,000	479,750
4% 3/15/31 (d)		605,000	619,889
4.25% 5/1/28 (d)		185,000	192,400
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	493,750
			1,785,789
Pharmaceuticals - 0.2%
Catalent Pharma Solutions:
3.5% 4/1/30 (d)		280,000	277,446
5% 7/15/27 (d)		205,000	212,995
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		1,015,000	1,031,494
5.125% 4/30/31 (d)		885,000	924,542
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		250,000	250,283
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	549,450
5.125% 5/9/29		275,000	269,585
			3,515,795
TOTAL HEALTH CARE			34,186,249
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28 (d)		280,000	280,848
7.125% 6/15/26 (d)		570,000	591,324
7.5% 12/1/24 (d)		520,000	541,775
7.5% 3/15/25 (d)		895,000	911,781
7.875% 4/15/27 (d)		2,685,000	2,782,331
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	639,450
DAE Funding LLC 1.55% 8/1/24 (d)		460,000	450,800
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	737,925
Moog, Inc. 4.25% 12/15/27 (d)		185,000	186,388
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	718,835
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	949,119
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,886,225
TransDigm, Inc.:
4.625% 1/15/29		930,000	926,912
5.5% 11/15/27		7,825,000	8,040,188
6.25% 3/15/26 (d)		955,000	992,603
6.375% 6/15/26		2,060,000	2,116,599
7.5% 3/15/27		960,000	1,003,200
			23,756,303
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		280,000	285,828
5.125% 8/11/61 (d)		205,000	214,712
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	371,844
			872,384
Airlines - 0.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		135,000	129,752
Air Canada 3.875% 8/15/26 (d)		425,000	433,500
Azul Investments LLP:
5.875% 10/26/24 (d)		765,000	710,876
7.25% 6/15/26 (d)		265,000	242,690
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	187,519
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,586,125
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		102,760	102,774
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,183,038
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	510,087
United Airlines, Inc.:
4.375% 4/15/26 (d)		1,450,000	1,511,966
4.625% 4/15/29 (d)		870,000	897,188
			9,495,515
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	129,219
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	323,375
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	484,025
Victors Merger Corp. 6.375% 5/15/29 (d)		570,000	535,800
			1,472,419
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		815,000	792,588
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		1,032,000	1,031,360
4.625% 6/1/28 (d)		683,000	670,354
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,562,275
Covanta Holding Corp.:
5% 9/1/30		670,000	683,400
6% 1/1/27		585,000	604,013
GFL Environmental, Inc.:
4% 8/1/28 (d)		420,000	411,600
4.75% 6/15/29 (d)		575,000	580,031
IAA, Inc. 5.5% 6/15/27 (d)		250,000	259,063
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	532,875
Madison IAQ LLC:
4.125% 6/30/28 (d)		535,000	536,338
5.875% 6/30/29 (d)		425,000	425,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		285,000	280,366
4.75% 7/15/31 (d)		285,000	281,438
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		295,000	306,358
7.25% 3/15/29 (d)		295,000	303,113
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	332,488
The Brink's Co. 4.625% 10/15/27 (d)		620,000	638,600
			10,231,260
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	680,841
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	420,706
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		256,000	258,208
Pike Corp. 5.5% 9/1/28 (d)		525,000	526,197
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		550,000	552,063
6% 12/1/29 (d)		505,000	507,525
6.125% 7/1/29 (d)		300,000	305,736
			3,251,276
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	602,538
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	454,679
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	463,450
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	165,269
			628,719
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	225,817
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	429,250
			655,067
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	528,003
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		620,000	630,850
4% 7/1/29 (d)		280,000	289,208
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	453,294
			1,901,355
Road & Rail - 0.7%
Hertz Corp.:
4.625% 12/1/26 (d)		230,000	231,438
5% 12/1/29 (d)		450,000	450,385
5.5% 10/15/24 (c)(d)(e)		650,000	813
6% 1/15/28 (c)(d)(e)		575,000	31,625
6.25% 10/15/22 (c)(e)		670,000	838
7.125% 8/1/26 (c)(d)(e)		620,000	34,100
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	159,323
Uber Technologies, Inc.:
4.5% 8/15/29 (d)		1,260,000	1,283,108
6.25% 1/15/28 (d)		545,000	585,058
7.5% 9/15/27 (d)		2,950,000	3,210,470
8% 11/1/26 (d)		4,260,000	4,536,900
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,192,725
			11,716,783
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	304,575
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	987,538
			1,292,113
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		765,000	806,836
3.875% 7/18/29 (Reg. S)		400,000	425,875
DP World Ltd. 5.625% 9/25/48 (d)		155,000	190,650
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		425,000	413,100
			1,836,461
TOTAL INDUSTRIALS			68,166,872
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		455,000	473,854
Electronic Equipment & Components - 0.0%
II-VI, Inc. 5% 12/15/29 (d)		435,000	444,231
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	452,156
			896,387
IT Services - 0.4%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	427,850
Block, Inc. 3.5% 6/1/31 (d)		570,000	584,250
CA Magnum Holdings 5.375% (d)(h)		955,000	987,279
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	589,950
Gartner, Inc.:
3.625% 6/15/29 (d)		405,000	409,475
3.75% 10/1/30 (d)		685,000	700,344
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		610,000	605,330
5.25% 12/1/27 (d)		500,000	516,875
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	424,740
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	370,500
Unisys Corp. 6.875% 11/1/27 (d)		365,000	395,113
			6,011,706
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	707,250
Synaptics, Inc. 4% 6/15/29 (d)		350,000	355,250
			1,062,500
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	689,096
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		500,000	502,500
4.875% 7/1/29 (d)		475,000	481,707
Elastic NV 4.125% 7/15/29 (d)		810,000	801,398
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	596,199
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	592,250
MicroStrategy, Inc. 6.125% 6/15/28 (d)		520,000	521,300
NCR Corp.:
5% 10/1/28 (d)		335,000	345,050
5.25% 10/1/30 (d)		335,000	344,213
5.75% 9/1/27 (d)		485,000	506,825
6.125% 9/1/29 (d)		485,000	518,292
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	534,041
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	305,775
3.875% 12/1/29 (d)		300,000	303,750
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)		300,000	309,000
4.125% 12/1/31 (d)		245,000	247,450
PTC, Inc.:
3.625% 2/15/25 (d)		350,000	354,813
4% 2/15/28 (d)		345,000	351,038
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	1,205,775
			9,510,472
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		485,000	490,244
5.875% 4/24/25 (Reg. S)		200,000	220,250
			710,494
TOTAL INFORMATION TECHNOLOGY			18,665,413
MATERIALS - 2.8%
Chemicals - 0.9%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	129,867
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	616,900
Equate Petrochemical BV 2.625% 4/28/28 (d)		275,000	275,688
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	841,595
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	647,544
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		435,000	450,273
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	202,505
LSB Industries, Inc. 6.25% 10/15/28 (d)		680,000	707,200
MEGlobal Canada, Inc. 5% 5/18/25 (d)		105,000	114,503
OCP SA:
3.75% 6/23/31 (d)		525,000	510,398
4.5% 10/22/25 (d)		115,000	121,167
6.875% 4/25/44 (d)		95,000	110,248
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		560,000	556,853
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		275,000	270,531
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	724,773
SABIC Capital II BV 4% 10/10/23 (d)		560,000	587,125
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	639,001
5.875% 3/27/24		690,000	718,497
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	360,000
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	656,800
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,819,000
5.75% 11/15/28 (d)		995,000	1,041,138
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		595,000	587,563
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	560,157
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	443,796
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		695,000	711,506
			14,404,628
Construction Materials - 0.1%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	229,281
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	675,573
			904,854
Containers & Packaging - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		595,000	612,850
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		300,000	296,633
4% 9/1/29 (d)		605,000	598,309
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	312,000
5.375% 1/15/28 (d)		300,000	307,836
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,459,563
7.5% 12/15/96		160,000	194,600
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	377,804
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	358,799
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	262,013
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		430,000	430,000
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	390,000
			5,600,407
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		775,000	798,250
6.125% 5/15/28 (d)		200,000	215,250
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Allegheny Technologies, Inc.:
4.875% 10/1/29		280,000	280,280
5.125% 10/1/31		245,000	246,838
Alrosa Finance SA 3.1% 6/25/27 (d)		225,000	226,530
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	650,878
Arconic Corp.:
6% 5/15/25 (d)		400,000	418,000
6.125% 2/15/28 (d)		875,000	931,175
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		445,000	457,015
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		465,000	474,300
4.875% 3/1/31 (d)		465,000	483,077
5.875% 6/1/27		960,000	999,600
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,381,773
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		105,000	106,332
3.15% 1/14/30 (d)		280,000	285,040
3.7% 1/30/50 (d)		650,000	663,731
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	425,460
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	346,500
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	618,769
6.875% 3/1/26 (d)		1,265,000	1,309,275
7.25% 4/1/23 (d)		1,392,000	1,408,095
7.5% 4/1/25 (d)		1,330,000	1,369,069
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		445,000	467,250
4.5% 9/15/27 (d)		485,000	516,525
5.125% 5/15/24 (d)		495,000	524,700
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	376,943
Gcm Mining Corp. 6.875% 8/9/26 (d)		655,000	656,638
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	170,430
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	360,000
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		460,000	524,630
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	587,100
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	454,250
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	600,950
Metinvest BV:
7.75% 4/23/23 (d)		669,000	677,488
8.5% 4/23/26 (Reg. S)		200,000	208,225
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,035,053
Murray Energy Corp.:
11.25% (c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		548,100	0
Polyus Finance PLC 3.25% 10/14/28 (d)		255,000	248,013
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	204,000
Stillwater Mining Co. 4% 11/16/26 (d)		415,000	406,202
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	399,700
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	577,255
Vedanta Resources PLC 6.375% 7/30/22 (d)		665,000	656,189
VM Holding SA 6.5% 1/18/28 (d)		525,000	576,778
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	178,502
			24,502,058
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	427,969
LABL, Inc. 5.875% 11/1/28 (d)		665,000	685,366
			1,113,335
TOTAL MATERIALS			46,525,282
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,345,474
5% 7/15/28 (d)		630,000	647,325
5.25% 7/15/30 (d)		585,000	616,486
5.625% 7/15/32 (d)		585,000	626,058
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	698,250
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	672,481
4.625% 8/1/29		970,000	1,023,350
5% 10/15/27		1,295,000	1,354,894
SBA Communications Corp. 3.875% 2/15/27		890,000	916,700
The GEO Group, Inc.:
5.125% 4/1/23		695,000	661,988
5.875% 10/15/24		810,000	712,800
6% 4/15/26		521,000	420,343
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		940,000	932,226
6.5% 2/15/29 (d)		1,965,000	1,958,250
Uniti Group, Inc.:
6% 1/15/30 (d)		695,000	668,830
7.875% 2/15/25 (d)		920,000	960,250
VICI Properties, Inc.:
4.25% 12/1/26 (d)		1,140,000	1,187,276
4.625% 12/1/29 (d)		650,000	691,746
			16,094,727
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	695,500
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		850,000	871,250
7.625% 6/15/25 (d)		2,000,000	2,120,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		635,000	698,500
5.875% 6/15/27 (d)		495,000	554,400
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	309,000
			5,248,650
TOTAL REAL ESTATE			21,343,377
UTILITIES - 1.7%
Electric Utilities - 1.5%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		325,000	316,202
Clearway Energy Operating LLC:
3.75% 1/15/32 (d)		280,000	277,900
4.75% 3/15/28 (d)		365,000	383,706
Comision Federal de Electricid 3.348% 2/9/31 (d)		130,000	127,465
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (d)		1,840,000	1,886,920
7.125% 2/11/25 (d)		75,000	77,522
Lamar Funding Ltd. 3.958% 5/7/25 (d)		255,000	253,773
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	635,882
NRG Energy, Inc.:
3.375% 2/15/29 (d)		305,000	298,870
3.625% 2/15/31 (d)		605,000	589,875
3.875% 2/15/32 (d)		700,000	686,000
5.75% 1/15/28		1,740,000	1,839,371
6.625% 1/15/27		410,000	426,209
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	516,458
3.95% 12/1/47		2,880,000	2,773,953
4% 12/1/46		1,315,000	1,276,133
4.25% 3/15/46		125,000	124,732
4.3% 3/15/45		315,000	318,468
4.55% 7/1/30		5,339,000	5,772,511
PG&E Corp.:
5% 7/1/28		1,345,000	1,414,698
5.25% 7/1/30		510,000	534,837
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		1,105,000	1,106,801
5% 7/31/27 (d)		1,220,000	1,266,140
5.5% 9/1/26 (d)		820,000	846,765
5.625% 2/15/27 (d)		1,495,000	1,539,850
			25,291,041
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	329,514
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	229,107
8% 3/1/32		335,000	465,858
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	576,413
			1,600,892
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	372,775
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	197,577
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		605,000	552,063
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	520,769
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		531,875	531,709
			2,174,893
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		143,000	163,181
4.875% 4/23/30 (d)		95,000	112,533
			275,714
TOTAL UTILITIES			29,342,540

TOTAL NONCONVERTIBLE BONDS			589,006,723

TOTAL CORPORATE BONDS
(Cost $570,740,159)			590,038,905

U.S. Government and Government Agency Obligations - 20.4%
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25		210,000	207,099
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,902,173
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$181,779
5.375% 4/1/56		302,000	498,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,789,635

U.S. Treasury Obligations - 20.2%
U.S. Treasury Bills, yield at date of purchase 0.05% 1/13/22 (i)		630,000	629,997
U.S. Treasury Bonds:
1.875% 11/15/51		200,000	198,406
2% 11/15/41		5,645,000	5,709,388
2% 8/15/51		19,656,000	20,036,835
2.375% 5/15/51		5,630,000	6,218,511
2.5% 2/15/45 (i)		17,524,000	19,271,608
3% 5/15/45		1,800,000	2,152,898
3% 2/15/49		16,081,000	19,770,836
4.75% 2/15/37 (i)		8,126,000	11,526,223
6.25% 8/15/23 (i)		2,249,000	2,453,518
U.S. Treasury Notes:
0.125% 5/31/22		7,075,000	7,073,895
0.125% 6/30/22		575,000	574,775
0.125% 8/31/22		5,100,000	5,095,617
0.125% 11/30/22		4,000,000	3,990,938
0.125% 12/31/22		3,400,000	3,389,507
0.125% 2/28/23		7,200,000	7,170,469
0.125% 3/31/23		3,000,000	2,986,172
0.125% 5/31/23		3,800,000	3,776,398
0.125% 8/15/23		374,000	370,947
0.125% 10/15/23		280,000	277,200
0.25% 5/15/24		73,000	72,005
0.25% 7/31/25		1,221,000	1,184,370
0.25% 9/30/25		1,207,000	1,168,810
0.25% 10/31/25		1,700,000	1,643,090
0.375% 10/31/23		2,000,000	1,988,203
0.375% 12/31/25		8,019,000	7,772,792
0.375% 1/31/26		2,100,000	2,031,586
0.5% 11/30/23		12,900,000	12,850,617
0.625% 7/31/26		2,400,000	2,333,719
0.75% 3/31/26		4,704,000	4,614,697
0.75% 8/31/26		3,400,000	3,323,898
0.875% 9/30/26		16,300,000	16,009,020
1% 7/31/28		4,418,000	4,301,165
1.125% 10/31/26		1,700,000	1,688,711
1.125% 8/31/28		61,122,000	59,937,679
1.25% 12/31/26		2,667,000	2,664,083
1.25% 9/30/28		2,930,000	2,895,550
1.375% 8/31/23		500,000	505,918
1.375% 10/31/28		3,514,000	3,499,724
1.375% 12/31/28		625,000	622,168
1.375% 11/15/31		7,793,000	7,694,370
1.5% 9/30/24		1,995,000	2,026,484
1.5% 10/31/24		280,000	284,386
1.5% 1/31/27		5,095,000	5,151,324
1.5% 11/30/28		860,000	863,359
1.625% 11/15/22		3,584,000	3,622,360
1.625% 5/31/23		760,000	771,459
1.625% 9/30/26		4,153,000	4,223,569
2.125% 3/31/24		5,843,000	6,013,725
2.125% 7/31/24		9,671,000	9,978,130
2.25% 4/30/24		3,531,000	3,646,447
2.25% 3/31/26		3,329,000	3,471,393
2.5% 1/15/22		18,456,000	18,470,741
2.5% 1/31/24		630,000	652,542
2.5% 2/28/26		7,215,000	7,594,633
2.625% 12/31/23		7,427,000	7,703,482
2.875% 11/30/25		3,162,000	3,370,371
3.125% 11/15/28		1,580,000	1,756,207

TOTAL U.S. TREASURY OBLIGATIONS			341,076,925

Other Government Related - 0.0%
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,048,797
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $336,715,156)			345,915,357

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 0.3%
2% 12/1/51		1,296,862	1,299,713
2.5% 9/1/51 to 12/1/51		2,494,608	2,563,638
3% 11/1/34		1,071,797	1,125,713

TOTAL FANNIE MAE			4,989,064

Freddie Mac - 0.1%
2% 11/1/51		697,459	697,768
2.5% 12/1/51		550,148	564,138
3% 9/1/34		475,529	500,194

TOTAL FREDDIE MAC			1,762,100

Ginnie Mae - 1.1%
3.5% 1/1/52 (j)		1,650,000	1,718,363
3.5% 1/1/52 (j)		1,600,000	1,666,291
3.5% 1/1/52 (j)		1,650,000	1,718,363
3.5% 1/1/52 (j)		2,050,000	2,134,936
3.5% 1/1/52 (j)		900,000	937,289
3.5% 1/1/52 (j)		800,000	833,146
3.5% 1/1/52 (j)		1,750,000	1,822,506
3.5% 1/1/52 (j)		2,150,000	2,239,079
3.5% 1/1/52 (j)		1,200,000	1,249,719
3.5% 1/1/52 (j)		450,000	468,644
3.5% 1/1/52 (j)		1,100,000	1,145,575
3.5% 1/1/52 (j)		1,100,000	1,145,575
3.5% 1/1/52 (j)		450,000	468,644
3.5% 1/1/52 (j)		700,000	729,002

TOTAL GINNIE MAE			18,277,132

Uniform Mortgage Backed Securities - 0.1%
2.5% 1/1/52 (j)		50,000	51,055
2.5% 1/1/52 (j)		50,000	51,055
2.5% 1/1/52 (j)		50,000	51,055
2.5% 1/1/52 (j)		50,000	51,055
2.5% 1/1/52 (j)		50,000	51,055
2.5% 1/1/52 (j)		50,000	51,055
3.5% 1/1/52 (j)		700,000	737,188
3.5% 1/1/52 (j)		700,000	737,188

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,780,706

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,860,974)			26,809,002

Commercial Mortgage Securities - 1.4%
Freddie Mac:		$	$
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31(f)(g)		1,900,000	1,896,795
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (f)(g)		3,700,000	3,703,167
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (f)(g)		1,900,000	1,897,028
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (f)(g)		1,299,868	1,298,699
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (f)(g)		1,600,000	1,594,487
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (f)(g)		1,574,921	1,574,921
Series 2021-F114 Class A/S, 0.27% 5/25/31 (f)		600,000	599,469
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 7/25/31 (f)(g)		3,576,964	3,573,823
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.25% 8/25/31 (f)(g)		3,388,000	3,383,925
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/25/28 (f)(g)		2,515,000	2,510,098
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31		1,400,000	1,441,908
Series 2021-K136 Class A2, 2.127% 11/25/31		500,000	514,218
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $24,017,954)			23,988,538

Foreign Government and Government Agency Obligations - 14.6%
Angola Republic:
8.25% 5/9/28 (d)		380,000	380,665
9.375% 5/8/48 (d)		85,000	82,944
9.5% 11/12/25 (d)		1,105,000	1,181,867
Arab Republic of Egypt:
yield at date of purchase 11.8507% to 12.5092% 1/18/22 to 4/12/22	EGP	11,275,000	703,466
5.8% 9/30/27 (d)		385,000	369,908
7.0529% 1/15/32 (d)		280,000	257,908
7.5% 1/31/27 (d)		2,850,000	2,962,860
7.6003% 3/1/29 (d)		500,000	494,700
7.903% 2/21/48 (d)		385,000	321,552
8.5% 1/31/47 (d)		580,000	512,836
8.7002% 3/1/49 (d)		200,000	176,900
Argentine Republic:
0.5% 7/9/30 (k)		7,000,308	2,467,609
1% 7/9/29		738,798	267,814
1.125% 7/9/35 (k)		1,857,241	598,960
2% 1/9/38 (k)		897,304	342,770
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	2,500,000	1,576,862
Barbados Government 6.5% 10/1/29 (d)		859,000	858,356
Belarus Republic 6.875% 2/28/23 (d)		250,000	246,250
Bermuda Government:
2.375% 8/20/30 (d)		55,000	54,753
3.375% 8/20/50 (d)		165,000	164,722
3.717% 1/25/27 (d)		645,000	688,658
4.75% 2/15/29 (d)		360,000	413,055
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,179,781
3.875% 6/12/30		745,000	723,023
7.125% 1/20/37		565,000	679,872
8.25% 1/20/34		1,045,000	1,362,615
Buenos Aires Province 3.9% 9/1/37 (d)(k)		550,000	233,681
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	622,731
Canadian Government:
1.5% 6/1/31	CAD	3,500,000	2,784,920
2% 12/1/51	CAD	1,300,000	1,104,581
Chilean Republic 2.45% 1/31/31		770,000	765,091
Colombian Republic:
3% 1/30/30		490,000	447,370
3.125% 4/15/31		535,000	481,935
3.25% 4/22/32		600,000	540,000
4.125% 5/15/51		220,000	178,998
5% 6/15/45		855,000	769,660
6.125% 1/18/41		40,000	41,145
7.375% 9/18/37		140,000	162,470
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	171,163
6.125% 2/19/31 (d)		150,000	151,622
7% 4/4/44 (d)		60,000	58,718
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		155,000	78,256
7.85% 3/14/29 (d)		415,000	208,356
Dominican Republic:
4.5% 1/30/30 (d)		225,000	229,050
4.875% 9/23/32 (d)		860,000	873,868
5.875% 1/30/60 (d)		270,000	259,335
5.95% 1/25/27 (d)		445,000	495,063
6% 7/19/28 (d)		360,000	401,355
6.4% 6/5/49 (d)		160,000	167,980
6.5% 2/15/48 (d)		65,000	69,014
6.5% 2/15/48 (Reg. S)		150,000	159,263
6.85% 1/27/45 (d)		300,000	330,244
6.875% 1/29/26 (d)		780,000	885,300
7.45% 4/30/44 (d)		335,000	395,886
Dutch Government 0% 7/15/31 (Reg. S) (d)	EUR	310,000	354,235
Ecuador Republic:
1% 7/31/35 (d)(k)		705,000	459,924
5% 7/31/30 (d)(k)		1,320,000	1,087,185
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	44,522
7.1246% 1/20/50 (d)		290,000	157,923
7.625% 2/1/41 (d)		90,000	49,573
7.75% 1/24/23 (d)		730,000	574,556
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	554,325
3.125% 4/16/30 (d)		715,000	773,988
3.125% 9/30/49 (d)		920,000	936,100
3.875% 4/16/50 (d)		620,000	723,075
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	191,163
Gabonese Republic 7% 11/24/31 (d)		455,000	444,763
Georgia Republic 2.75% 4/22/26 (d)		480,000	476,250
German Federal Republic:
0% 12/15/22 (Reg. S)	EUR	14,070,000	16,116,409
0% 10/9/26 (Reg. S)	EUR	10,000,000	11,636,893
0% 2/15/31 (Reg. S)	EUR	31,885,000	37,041,324
0% 8/15/31	EUR	31,480,000	36,484,756
Ghana Republic:
7.75% 4/7/29 (d)		660,000	550,308
8.125% 1/18/26 (d)		220,000	203,236
10.75% 10/14/30 (d)		360,000	402,282
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	43,008
5.375% 4/24/32 (d)		380,000	423,178
6.125% 6/1/50 (d)		225,000	258,019
Hungarian Republic 2.125% 9/22/31 (d)		205,000	200,969
Indonesian Republic:
3.85% 10/15/30		330,000	370,178
4.1% 4/24/28		665,000	741,600
4.35% 1/11/48		300,000	342,375
5.125% 1/15/45 (d)		825,000	1,024,031
5.25% 1/17/42 (d)		305,000	382,260
5.95% 1/8/46 (d)		350,000	483,284
6.625% 2/17/37 (d)		220,000	306,666
6.75% 1/15/44 (d)		330,000	487,988
7.75% 1/17/38 (d)		730,000	1,111,106
8.5% 10/12/35 (Reg. S)		875,000	1,395,516
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,110,000	1,108,613
6.875% 12/5/27 (d)		130,000	131,040
8.25% 4/15/24 (d)		95,000	100,837
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	5,830,876
5.5% 12/4/23		1,628,000	1,773,453
3.375% 1/15/50		595,000	642,633
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	584,122
6.125% 6/15/33 (d)		400,000	421,200
6.375% 3/3/28 (d)		490,000	530,670
Jamaican Government:
6.75% 4/28/28		255,000	292,501
7.875% 7/28/45		160,000	221,880
Japan Government:
0.1% 12/20/30	JPY	850,200,000	7,444,775
0.4% 3/20/56	JPY	418,450,000	3,297,508
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	592,070
7.375% 10/10/47 (d)		110,000	111,121
Kazakhstan Republic 10.5% 8/4/26	KZT	267,560,000	618,383
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	648,998
2.9% 10/22/25 (d)		535,000	559,577
3.625% 3/4/28 (d)		315,000	342,858
3.75% 1/21/55 (d)		255,000	272,770
4% 4/17/25 (d)		350,000	376,841
4.5% 10/26/46 (d)		420,000	493,898
4.5% 4/22/60 (d)		225,000	276,117
4.625% 10/4/47 (d)		330,000	395,072
Korean Republic 1% 9/16/30		590,000	558,131
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	64,843
6.375% 12/31/49 (e)		810,000	84,037
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		600,000	646,500
4.375% 3/21/29(Reg. S)		600,000	660,000
5.1% 3/28/35(Reg. S)		1,000,000	1,176,300
5.25% 6/23/47(Reg. S)		600,000	756,000
5.625% 4/4/42 (d)		200,000	259,500
Mongolia Government 5.125% 4/7/26 (d)		480,000	491,400
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	506,188
4% 12/15/50 (d)		200,000	180,938
5.5% 12/11/42 (d)		70,000	77,232
Panamanian Republic:
2.252% 9/29/32		315,000	299,900
3.87% 7/23/60		235,000	234,457
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	416,154
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,762,575
3% 1/15/34		440,000	437,800
3.3% 3/11/41		360,000	359,438
Province of Santa Fe 7% 3/23/23 (d)		735,000	690,441
Provincia de Cordoba:
5% 12/10/25 (d)(k)		1,051,837	789,075
5% 6/1/27 (d)(k)		515,562	326,995
Republic of Armenia 7.15% 3/26/25 (d)		245,000	273,068
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	566,772
5.75% 3/26/26(d)	EUR	245,000	299,643
Republic of Honduras 5.625% 6/24/30 (d)		230,000	238,812
Republic of Iraq 5.8% 1/15/28 (Reg. S)		243,750	233,284
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	570,402
7% 5/22/27 (d)		620,000	654,100
Republic of Nigeria:
6.125% 9/28/28 (d)		545,000	524,665
6.375% 7/12/23 (d)		385,000	397,051
6.5% 11/28/27 (d)		225,000	223,875
7.143% 2/23/30 (d)		360,000	353,268
7.625% 11/21/25 (d)		1,575,000	1,675,485
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	217,097
4.95% 4/28/31 (d)		480,000	539,340
5.4% 3/30/50 (d)		445,000	507,244
Republic of Serbia 2.125% 12/1/30 (d)		335,000	313,372
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	259,116
3.9% 10/19/31 (d)		395,000	378,213
4.75% 2/20/24 (d)		215,000	223,600
Republic of Zambia 8.97% 7/30/27 (d)		335,000	257,489
Romanian Republic:
3% 2/14/31 (d)		600,000	607,980
3.375% 1/28/50 (Reg. S)	EUR	170,000	182,803
4.375% 8/22/23 (d)		210,000	220,563
Rwanda Republic 5.5% 8/9/31 (d)		245,000	246,118
South African Republic 4.85% 9/30/29		235,000	242,682
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	2,103,750
4% 3/14/29 (d)		580,000	652,899
4.4% 4/16/50 (d)		520,000	643,500
4.817% 3/14/49 (d)		1,060,000	1,384,625
5.103% 4/23/48 (d)		70,000	94,588
9.75% 6/15/30 (d)		295,000	462,044
Sultanate of Oman:
5.375% 3/8/27 (d)		120,000	125,448
5.625% 1/17/28 (d)		1,080,000	1,143,180
6% 8/1/29 (d)		450,000	483,705
6.25% 1/25/31 (d)		425,000	463,463
6.75% 1/17/48 (d)		750,000	761,250
Turkish Republic:
3.25% 3/23/23		2,885,000	2,791,238
4.25% 3/13/25		590,000	544,939
4.25% 4/14/26		215,000	191,995
4.75% 1/26/26		685,000	623,350
4.875% 10/9/26		650,000	588,372
4.875% 4/16/43		715,000	547,869
5.125% 6/22/26 (d)		280,000	266,753
5.125% 2/17/28		520,000	462,800
5.75% 3/22/24		260,000	253,711
5.75% 5/11/47		650,000	525,688
6% 1/14/41		165,000	136,775
6.125% 10/24/28		365,000	337,625
6.35% 8/10/24		270,000	265,663
6.375% 10/14/25		720,000	700,335
7.25% 12/23/23		560,000	564,655
Ukraine Government:
1.258% 5/31/40 (d)(f)		370,000	335,382
6.876% 5/21/29 (d)		170,000	150,663
7.253% 3/15/33 (d)		585,000	513,338
7.375% 9/25/32 (d)		285,000	254,006
7.75% 9/1/22 (d)		586,000	578,675
7.75% 9/1/23 (d)		1,380,000	1,345,500
7.75% 9/1/24 (d)		1,505,000	1,457,310
7.75% 9/1/26 (d)		200,000	189,500
7.75% 9/1/27 (d)		110,000	103,785
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	15,600,000	20,674,634
United Mexican States:
2.659% 5/24/31		510,000	497,027
3.25% 4/16/30		620,000	636,779
3.75% 1/11/28		590,000	634,545
4.5% 4/22/29		345,000	384,955
5.75% 10/12/2110		840,000	965,633
6.05% 1/11/40		670,000	832,391
Uruguay Republic 5.1% 6/18/50		675,000	893,869
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	143,700
11.95% 8/5/31 (Reg. S) (e)		1,090,000	65,400
12.75% 8/23/22 (e)		190,000	11,400
Vietnamese Socialist Republic 5.5% 3/12/28		1,806,000	1,805,210
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $253,608,230)			246,616,410
		Shares	Value

Common Stocks - 5.2%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(l)		247,076	348,377
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)		500	1,448,520
Meta Platforms, Inc. Class A (l)		8,100	2,724,435
			4,172,955
Media - 0.1%
iHeartMedia, Inc. (l)		5,655	118,981
Nexstar Broadcasting Group, Inc. Class A		10,600	1,600,388
			1,719,369
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (l)		5,900	684,282

TOTAL COMMUNICATION SERVICES			6,924,983

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Exide Technologies (c)(l)		2,115	2,115
Exide Technologies (c)(l)		124,905	1
Exide Technologies (c)(l)		84	54,600
UC Holdings, Inc. (c)(l)		33,750	196,088
			252,804
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp. (l)		22,300	1,462,211
Caesars Entertainment, Inc. (l)		32,600	3,049,078
Penn National Gaming, Inc. (l)		11,200	580,720
Studio City International Holdings Ltd. ADR (l)		11,100	59,163
			5,151,172
Household Durables - 0.2%
Tempur Sealy International, Inc.		56,800	2,671,304
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. (l)		100	333,434
Specialty Retail - 0.1%
Lowe's Companies, Inc.		7,500	1,938,600
Williams-Sonoma, Inc.		3,700	625,781
			2,564,381

TOTAL CONSUMER DISCRETIONARY			10,973,095

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(l)		40,826	955,328
Food Products - 0.2%
Darling Ingredients, Inc. (l)		21,200	1,468,948
JBS SA		388,000	2,643,555
Reddy Ice Holdings, Inc. (c)(l)		2,286	126
			4,112,629

TOTAL CONSUMER STAPLES			5,067,957

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (c)(l)		5,989	30,598
Forbes Energy Services Ltd. (c)(l)		6,562	7
Jonah Energy Parent LLC (c)		15,708	1,009,239
Superior Energy Services, Inc. Class A (c)		5,560	142,340
			1,182,184
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp.		123,420	5,271,268
California Resources Corp. warrants 10/27/24 (l)		3,099	38,428
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(l)		13	22
Series B warrants 10/1/25 (c)(l)		13	22
Cheniere Energy, Inc.		8,900	902,638
Chesapeake Energy Corp.		45,974	2,966,242
Chesapeake Energy Corp. (b)		1,691	109,103
Chesapeake Energy Corp.:
warrants 2/9/26 (l)		6,246	249,590
warrants 2/9/26 (l)		6,940	249,215
warrants 2/9/26 (l)		4,478	144,998
Civitas Resources, Inc.		3,070	150,338
Denbury, Inc. (l)		13,689	1,048,441
Denbury, Inc. warrants 9/18/25 (l)		22,930	1,043,315
EP Energy Corp. (c)(l)		52,316	4,587,590
Mesquite Energy, Inc. (c)(l)		15,322	551,270
Unit Corp. (l)		2,069	66,829
			17,379,309

TOTAL ENERGY			18,561,493

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(l)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		29,400	1,471,176
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)		395	126
Insurance - 0.1%
Arthur J. Gallagher & Co.		6,900	1,170,723

TOTAL FINANCIALS			2,642,028

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)		100	63,152
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		8,900	2,286,588
Humana, Inc.		2,800	1,298,808
UnitedHealth Group, Inc.		3,600	1,807,704
			5,393,100
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (l)		1,800	678,204
IQVIA Holdings, Inc. (l)		7,700	2,172,478
Thermo Fisher Scientific, Inc.		3,000	2,001,720
			4,852,402

TOTAL HEALTH CARE			10,308,654

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (l)		8,600	781,138
Airlines - 0.0%
Air Canada (l)		17,400	290,653
Building Products - 0.1%
Builders FirstSource, Inc. (l)		13,400	1,148,514
Carrier Global Corp.		17,700	960,048
			2,108,562
Electrical Equipment - 0.0%
Array Technologies, Inc. (l)		300	4,707
Machinery - 0.0%
Allison Transmission Holdings, Inc.		10,800	392,580
Professional Services - 0.1%
ASGN, Inc. (l)		8,000	987,200
Road & Rail - 0.0%
XPO Logistics, Inc. (l)		8,600	665,898
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(l)		321	44,394
Class B (c)(l)		107	14,798
United Rentals, Inc. (l)		3,363	1,117,491
			1,176,683
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)		16,755	19
Class A2 (b)(c)(l)		16,755	19
Class A3 (b)(c)(l)		16,755	19
Class A4 (b)(c)(l)		16,755	19
Class A5 (b)(c)(l)		16,755	19
Class A6 (b)(c)(l)		16,755	19
Class A7 (b)(c)(l)		16,755	19
Class A8 (b)(c)(l)		16,755	19
Class A9 (b)(c)(l)		16,755	19
			171

TOTAL INDUSTRIALS			6,407,592

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
CDW Corp.		5,000	1,023,900
Zebra Technologies Corp. Class A (l)		2,800	1,666,560
			2,690,460
IT Services - 0.2%
Global Payments, Inc.		9,700	1,311,246
GTT Communications, Inc. rights (c)(l)		27,222	27,222
MasterCard, Inc. Class A		1,900	682,708
PayPal Holdings, Inc. (l)		4,200	792,036
Visa, Inc. Class A		3,000	650,130
			3,463,342
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		3,200	2,301,280
Microchip Technology, Inc.		11,800	1,027,308
ON Semiconductor Corp. (l)		21,400	1,453,488
			4,782,076
Software - 0.4%
Adobe, Inc. (l)		3,600	2,041,416
Microsoft Corp.		7,400	2,488,768
Palo Alto Networks, Inc. (l)		3,300	1,837,308
SS&C Technologies Holdings, Inc.		15,008	1,230,356
			7,597,848

TOTAL INFORMATION TECHNOLOGY			18,533,726

MATERIALS - 0.4%
Chemicals - 0.2%
CF Industries Holdings, Inc.		21,900	1,550,082
The Chemours Co. LLC		42,600	1,429,656
			2,979,738
Containers & Packaging - 0.1%
Berry Global Group, Inc. (l)		21,000	1,549,380
WestRock Co.		23,900	1,060,204
			2,609,584
Metals & Mining - 0.1%
Algoma Steel GP		21,960	213,649
Algoma Steel SCA (c)(l)		10,220	0
Elah Holdings, Inc. (l)		14	1,232
First Quantum Minerals Ltd.		54,800	1,311,353
			1,526,234

TOTAL MATERIALS			7,115,556

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.		24,200	1,042,536
PG&E Corp. (l)		76,666	930,725
Portland General Electric Co.		140	7,409
			1,980,670
TOTAL COMMON STOCKS
(Cost $46,014,904)			88,515,754

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(l)		187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $460,804)			176,766
		Principal Amount(a)	Value

Bank Loan Obligations - 1.3%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(m)		476,513	476,255
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (f)(g)(m)		263,539	263,012
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(m)		414,602	402,595
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (f)(g)(m)		409,763	403,957
			1,545,819
Media - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5993% 9/19/26 (f)(g)(m)		207,059	206,465
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (g)(m)(n)		355,000	354,113
			560,578
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(m)(o)		588,013	587,096

TOTAL COMMUNICATION SERVICES			2,693,493

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(m)		50,641	48,067
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 12/17/28 (g)(m)(n)		105,000	105,038
			153,105
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(m)		305,000	302,713
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(m)		594,212	594,212
			896,925
Hotels, Restaurants & Leisure - 0.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(m)		700,000	699,706
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(m)		268,650	266,012
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1754% 2/5/26 (f)(g)(m)		960,621	945,616
			1,211,628

TOTAL CONSUMER DISCRETIONARY			2,961,364

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(e)(f)(m)		61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(m)		73,313	72,176
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(m)		283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(m)		122,000	0
			72,176

TOTAL ENERGY			72,176

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (f)(g)(m)		535,950	532,193
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(m)		77,212	77,212
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(m)		65,000	64,891
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(m)		641,393	640,135
			705,026

TOTAL FINANCIALS			1,314,431

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (f)(g)(m)		595,000	594,738
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(m)		976,676	978,141
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(m)		330,000	329,852
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (f)(g)(m)		2,306,900	2,238,570
			3,546,563
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (f)(g)(m)		74,175	73,786

TOTAL HEALTH CARE			4,215,087

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (f)(g)(m)		136,862	132,954
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (f)(g)(m)		73,582	71,480
			204,434
Airlines - 0.0%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(m)		425,000	423,253
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(m)		205,000	216,531
			639,784
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(m)		1,134,300	1,117,286
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/10/29 (f)(g)(m)		50,000	50,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(m)(n)		29,851	29,702
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (g)(m)(n)		190,299	189,347
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(m)(n)		29,851	29,702
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(m)		139,300	139,087
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(m)		411,323	410,554
			848,392
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(m)		304,238	303,267

TOTAL INDUSTRIALS			3,113,163

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(m)		99,503	99,379
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(m)		60,938	61,068
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (f)(g)(m)		58,800	58,347
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(m)		745,026	663,229
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(m)		530,775	530,446
			1,313,090
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 10/2/25 (f)(g)(m)		1,624,206	1,612,837
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8519% 9/29/24 (f)(g)(m)		195,695	195,805
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(m)		319,200	318,900
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (f)(g)(m)		310,000	308,475
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(m)		309,225	308,115
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(m)		663,313	659,372
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (f)(g)(m)		122,813	122,147
			3,525,651

TOTAL INFORMATION TECHNOLOGY			4,938,120

MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(m)		170,000	169,291
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (f)(g)(m)		130,000	130,098
			299,389
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (f)(g)(m)		79,400	77,093

TOTAL MATERIALS			376,482

UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(m)		1,654,800	1,634,942
TOTAL BANK LOAN OBLIGATIONS
(Cost $21,569,147)			21,319,258
		Shares	Value

Fixed-Income Funds - 8.8%
Fidelity Floating Rate Central Fund (p)		1,472,698	148,227,047
Fidelity Mortgage Backed Securities Central Fund (p)		18	1,965
TOTAL FIXED-INCOME FUNDS
(Cost $150,689,292)			148,229,012
		Principal Amount	Value

Preferred Securities - 4.3%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		800,000	816,979
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		1,685,000	1,736,837
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(h)		775,000	767,982
Energy Transfer LP:
6.25% (f)(h)		4,050,000	3,614,290
6.625% (f)(h)		1,515,000	1,473,252
7.125% (f)		410,000	419,943
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(h)		550,000	571,598
MPLX LP 6.875% (f)(h)		1,550,000	1,593,831
Summit Midstream Partners LP 9.5% (f)(h)		148,000	109,437
			8,550,333
FINANCIALS - 3.6%
Banks - 3.3%
Alfa Bond Issuance PLC 6.95% (Reg. S) (f)(h)		200,000	203,804
Banco Do Brasil SA 6.25% (d)(f)(h)		560,000	563,406
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		350,000	362,753
6.875% (d)(f)(h)		960,000	985,683
7.625% (d)(f)(h)		210,000	228,000
Bank of America Corp.:
5.2% (f)(h)		3,717,000	3,854,264
5.875% (f)(h)		5,125,000	5,791,392
6.25% (f)(h)		1,410,000	1,545,751
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	357,050
5.35% 11/12/29 (d)(f)		180,000	188,226
Citigroup, Inc.:
4.7% (f)(h)		3,805,000	3,918,728
5% (f)(h)		3,245,000	3,391,654
5.9% (f)(h)		1,455,000	1,530,838
5.95% (f)(h)		2,675,000	2,821,926
6.3% (f)(h)		270,000	285,204
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		625,000	664,603
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		200,000	219,745
Huntington Bancshares, Inc. 5.7% (f)(h)		650,000	667,609
Itau Unibanco Holding SA 6.125% (d)(f)(h)		785,000	791,582
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (f)(g)(h)		2,145,000	2,171,880
3 month U.S. LIBOR + 3.800% 3.9316% (f)(g)(h)		865,000	870,754
4% (f)(h)		4,805,000	4,877,603
4.6% (f)(h)		1,225,000	1,280,428
5% (f)(h)		1,660,000	1,739,930
6% (f)(h)		6,524,000	6,962,932
6.125% (f)(h)		850,000	912,279
6.75% (f)(h)		400,000	444,701
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		455,000	464,345
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		230,000	229,855
Tinkoff Credit Systems:
6% (d)(f)(h)		275,000	265,925
9.25% (Reg. S) (f)(h)		1,005,000	1,043,183
Wells Fargo & Co.:
5.875% (f)(h)		2,600,000	2,847,634
5.9% (f)(h)		3,065,000	3,242,450
			55,726,117
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (f)(h)		420,000	429,961
4.95% (f)(h)		710,000	750,377
5% (f)(h)		2,951,000	2,979,573
			4,159,911
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		92,219	3,546

TOTAL FINANCIALS			59,889,574

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		400,000	444,628
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(h)		315,000	316,352
5.65% (d)(f)(h)		255,000	271,045
			587,397
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		595,000	625,512
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(h)		400,000	411,250
TOTAL PREFERRED SECURITIES
(Cost $70,952,541)			73,062,510
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.08% (q)
(Cost $122,855,739)		122,839,724	122,864,292
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,624,484,900)			1,687,535,804
NET OTHER ASSETS (LIABILITIES) - 0.2%			3,478,385
NET ASSETS - 100%			$1,691,014,189

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 1/1/52	$(150,000)	$(153,164)
2.5% 1/1/52	(50,000)	(51,055)
2.5% 1/1/52	(50,000)	(51,055)
2.5% 1/1/52	(50,000)	(51,055)
3.5% 1/1/52	(700,000)	(737,188)
3.5% 1/1/52	(700,000)	(737,187)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,779,945)		$(1,780,704)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	263	March 2022	$34,313,281	$174,024	$174,024
CBOT 2-Year U.S. Treasury Note Contracts (United States)	290	March 2022	63,269,844	(125,028)	(125,028)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	March 2022	241,953	466	466
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	March 2022	160,438	1,205	1,205
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	65	March 2022	12,813,125	179,622	179,622
TOTAL FUTURES CONTRACTS					$230,289

The notional amount of futures purchased as a percentage of Net Assets is 6.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	5,426,000	USD	6,160,060	Barclays Bank PLC	2/18/22	$23,014
EUR	2,573,000	USD	2,899,843	JPMorgan Chase Bank, N.A.	2/18/22	32,160
EUR	406,000	USD	465,814	National Australia Bank	2/18/22	(3,166)
EUR	876,000	USD	984,550	National Australia Bank	2/18/22	13,676
EUR	451,000	USD	511,256	National Australia Bank	2/18/22	2,670
EUR	470,000	USD	530,995	National Australia Bank	2/18/22	4,583
EUR	380,000	USD	431,591	National Australia Bank	2/18/22	1,429
EUR	425,000	USD	481,709	National Australia Bank	2/18/22	2,590
USD	1,696,935	AUD	2,304,000	BNP Paribas	2/18/22	20,464
USD	3,865,047	CAD	4,803,000	State Street Bank	2/18/22	68,297
USD	591,391	EUR	523,000	BNP Paribas	2/18/22	(4,581)
USD	5,597,823	EUR	4,945,000	HSBC Bank PLC	2/18/22	(37,138)
USD	550,851	EUR	486,000	HSBC Bank PLC	2/18/22	(2,959)
USD	392,863	EUR	347,000	JPMorgan Chase Bank, N.A.	2/18/22	(2,553)
USD	663,896	EUR	584,000	JPMorgan Chase Bank, N.A.	2/18/22	(1,588)
USD	392,455	EUR	347,000	Royal Bank Of Canada	2/18/22	(2,961)
USD	3,336,587	EUR	2,957,000	Royal Bank Of Canada	2/18/22	(32,994)
USD	104,195,080	EUR	89,982,000	State Street Bank	2/18/22	1,658,161
USD	437,733	EUR	387,000	State Street Bank	2/18/22	(3,264)
USD	20,601,828	GBP	15,246,000	State Street Bank	2/18/22	(30,995)
USD	10,923,184	JPY	1,234,964,000	State Street Bank	2/18/22	183,434
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,888,279
					Unrealized Appreciation	2,010,478
					Unrealized Depreciation	(122,199)

For the period, the average contract value for forward foreign currency contracts was $183,483,903. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

KZT – Kazakhstan tenge

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,447,877 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $493,506,103 or 29.2% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,039,725.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Non-income producing

 (m) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (n) The coupon rate will be determined upon settlement of the loan after period end.

 (o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $98,002 and $97,850, respectively.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$16,014
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$201,041
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$115,537
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Southeastern Grocers, Inc.	6/1/18	$287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$91,912,557	$498,875,361	$467,923,468	$76,329	$(158)	$--	$122,864,292	0.2%
Fidelity Floating Rate Central Fund	132,269,326	17,003,784	3,249,797	5,755,764	(948)	2,204,682	148,227,047	4.6%
Fidelity Mortgage Backed Securities Central Fund	7,573	4,362,532	4,357,631	2,531	(10,485)	(24)	1,965	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	--	628,883	628,883	8	--	--	--	0.0%
Total	$224,189,456	$520,870,560	$476,159,779	$5,834,632	$(11,591)	$2,204,658	$271,093,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,924,983	$6,576,606	$--	$348,377
Consumer Discretionary	11,147,145	10,720,291	--	426,854
Consumer Staples	5,067,957	4,112,503	--	955,454
Energy	18,561,493	12,240,405	--	6,321,088
Financials	2,642,028	2,641,899	--	129
Health Care	10,308,654	10,308,654	--	--
Industrials	6,410,308	6,348,229	--	62,079
Information Technology	18,533,726	18,506,504	--	27,222
Materials	7,115,556	6,901,907	213,649	--
Utilities	1,980,670	1,980,670	--	--
Corporate Bonds	590,038,905	--	587,374,257	2,664,648
U.S. Government and Government Agency Obligations	345,915,357	--	345,915,357	--
U.S. Government Agency - Mortgage Securities	26,809,002	--	26,809,002	--
Commercial Mortgage Securities	23,988,538	--	23,988,538	--
Foreign Government and Government Agency Obligations	246,616,410	--	246,616,410	--
Bank Loan Obligations	21,319,258	--	21,242,046	77,212
Fixed-Income Funds	148,229,012	148,229,012	--	--
Preferred Securities	73,062,510	--	73,062,510	--
Money Market Funds	122,864,292	122,864,292	--	--
Total Investments in Securities:	$1,687,535,804	$351,430,972	$1,325,221,769	$10,883,063
Derivative Instruments:
Assets
Futures Contracts	$355,317	$355,317	$--	$--
Forward Foreign Currency Contracts	2,010,478	--	2,010,478	--
Total Assets	$2,365,795	$355,317	$2,010,478	$--
Liabilities
Futures Contracts	$(125,028)	$(125,028)	$--	$--
Forward Foreign Currency Contracts	(122,199)	--	(122,199)	--
Total Liabilities	$(247,227)	$(125,028)	$(122,199)	$--
Total Derivative Instruments:	$2,118,568	$230,289	$1,888,279	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,780,704)	$--	$(1,780,704)	$--
Total Other Financial Instruments:	$(1,780,704)	$--	$(1,780,704)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$2,010,478	$(122,199)
Total Foreign Exchange Risk	2,010,478	(122,199)
Interest Rate Risk
Futures Contracts(b)	355,317	(125,028)
Total Interest Rate Risk	355,317	(125,028)
Total Value of Derivatives	$2,365,795	$(247,227)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.1%
Germany	6.1%
United Kingdom	2.1%
Luxembourg	1.6%
Canada	1.4%
Mexico	1.3%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	12.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,350,939,869)	$1,416,442,500
Fidelity Central Funds (cost $273,545,031)	271,093,304
Total Investment in Securities (cost $1,624,484,900)		$1,687,535,804
Cash		11,523,618
Foreign currency held at value (cost $24,155)		24,481
Receivable for investments sold		507,977
Receivable for TBA sale commitments		1,779,945
Unrealized appreciation on forward foreign currency contracts		2,010,478
Receivable for fund shares sold		1,028,681
Dividends receivable		13,294
Interest receivable		11,957,417
Distributions receivable from Fidelity Central Funds		7,945
Receivable for daily variation margin on futures contracts		132,255
Prepaid expenses		1,613
Total assets		1,716,523,508
Liabilities
Payable for investments purchased
Regular delivery	$2,131,861
Delayed delivery	20,093,109
TBA sale commitments, at value	1,780,704
Unrealized depreciation on forward foreign currency contracts	122,199
Payable for fund shares redeemed	204,731
Accrued management fee	764,662
Distribution and service plan fees payable	127,915
Other affiliated payables	169,902
Other payables and accrued expenses	114,236
Total liabilities		25,509,319
Net Assets		$1,691,014,189
Net Assets consist of:
Paid in capital		$1,618,964,390
Total accumulated earnings (loss)		72,049,799
Net Assets		$1,691,014,189
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($84,604,907 ÷ 7,204,906 shares)		$11.74
Service Class:
Net Asset Value, offering price and redemption price per share ($502,493 ÷ 42,829 shares)		$11.73
Service Class 2:
Net Asset Value, offering price and redemption price per share ($619,208,065 ÷ 53,340,414 shares)		$11.61
Investor Class:
Net Asset Value, offering price and redemption price per share ($986,698,724 ÷ 84,357,638 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends		$4,919,551
Interest		44,377,720
Income from Fidelity Central Funds (including $8 from security lending)		5,834,617
Total income		55,131,888
Expenses
Management fee	$8,924,134
Transfer agent fees	1,438,390
Distribution and service plan fees	1,451,569
Accounting fees	547,988
Custodian fees and expenses	45,335
Independent trustees' fees and expenses	4,834
Registration fees	90
Audit	112,297
Legal	7,408
Miscellaneous	7,655
Total expenses before reductions	12,539,700
Expense reductions	(20,941)
Total expenses after reductions		12,518,759
Net investment income (loss)		42,613,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,435,092
Fidelity Central Funds	(11,591)
Forward foreign currency contracts	1,977,736
Foreign currency transactions	(1,003,562)
Futures contracts	(792,100)
Swaps	94,400
Written options	(62,718)
Capital gain distributions from Fidelity Central Funds	15
Total net realized gain (loss)		27,637,272
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(22,154,462)
Fidelity Central Funds	2,204,658
Forward foreign currency contracts	7,032,706
Assets and liabilities in foreign currencies	(17,985)
Futures contracts	179,503
Swaps	(32,104)
Written options	8,640
Delayed delivery commitments	(759)
Total change in net unrealized appreciation (depreciation)		(12,779,803)
Net gain (loss)		14,857,469
Net increase (decrease) in net assets resulting from operations		$57,470,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,613,129	$47,893,441
Net realized gain (loss)	27,637,272	15,282,144
Change in net unrealized appreciation (depreciation)	(12,779,803)	37,855,363
Net increase (decrease) in net assets resulting from operations	57,470,598	101,030,948
Distributions to shareholders	(68,953,706)	(61,920,679)
Share transactions - net increase (decrease)	144,097,619	(39,226,740)
Total increase (decrease) in net assets	132,614,511	(116,471)
Net Assets
Beginning of period	1,558,399,678	1,558,516,149
End of period	$1,691,014,189	$1,558,399,678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.45	$10.75	$11.50	$11.07
Income from Investment Operations
Net investment income (loss)A	.327	.380	.421	.418B	.399
Net realized and unrealized gain (loss)	.113	.477	.749	(.716)B	.462
Total from investment operations	.440	.857	1.170	(.298)	.861
Distributions from net investment income	(.320)	(.385)	(.385)	(.444)	(.371)
Distributions from net realized gain	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.510)	(.497)	(.470)	(.452)	(.431)
Net asset value, end of period	$11.74	$11.81	$11.45	$10.75	$11.50
Total ReturnC,D	3.74%	7.52%	10.89%	(2.57)%	7.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%	.67%	.67%	.66%	.67%
Expenses net of fee waivers, if any	.66%	.67%	.67%	.66%	.67%
Expenses net of all reductions	.66%	.66%	.66%	.66%	.67%
Net investment income (loss)	2.72%	3.32%	3.67%	3.66%	3.45%
Supplemental Data
Net assets, end of period (000 omitted)	$84,605	$79,320	$83,769	$82,529	$96,952
Portfolio turnover rateG	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.42	$10.72	$11.47	$11.05
Income from Investment Operations
Net investment income (loss)A	.315	.371	.409	.406B	.389
Net realized and unrealized gain (loss)	.105	.489	.750	(.715)B	.461
Total from investment operations	.420	.860	1.159	(.309)	.850
Distributions from net investment income	(.310)	(.358)	(.374)	(.433)	(.370)
Distributions from net realized gain	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.500)	(.470)	(.459)	(.441)	(.430)
Net asset value, end of period	$11.73	$11.81	$11.42	$10.72	$11.47
Total ReturnC,D	3.57%	7.56%	10.82%	(2.68)%	7.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.76%	.77%
Expenses net of all reductions	.76%	.77%	.76%	.76%	.77%
Net investment income (loss)	2.62%	3.21%	3.57%	3.56%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$502	$426	$1,945	$1,745	$1,899
Portfolio turnover rateG	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.34	$10.65	$11.40	$10.98
Income from Investment Operations
Net investment income (loss)A	.293	.348	.389	.385B	.368
Net realized and unrealized gain (loss)	.108	.471	.745	(.709)B	.459
Total from investment operations	.401	.819	1.134	(.324)	.827
Distributions from net investment income	(.292)	(.357)	(.359)	(.418)	(.347)
Distributions from net realized gain	(.189)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.481)	(.469)	(.444)	(.426)	(.407)
Net asset value, end of period	$11.61	$11.69	$11.34	$10.65	$11.40
Total ReturnC,D	3.44%	7.25%	10.66%	(2.82)%	7.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.91%	.92%	.92%	.91%	.92%
Expenses net of all reductions	.91%	.91%	.91%	.91%	.92%
Net investment income (loss)	2.47%	3.07%	3.42%	3.41%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$619,208	$534,029	$502,859	$397,785	$374,227
Portfolio turnover rateG	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.41	$10.71	$11.46	$11.03
Income from Investment Operations
Net investment income (loss)A	.322	.375	.416	.413B	.394
Net realized and unrealized gain (loss)	.114	.478	.750	(.715)B	.463
Total from investment operations	.436	.853	1.166	(.302)	.857
Distributions from net investment income	(.316)	(.381)	(.381)	(.440)	(.367)
Distributions from net realized gain	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.506)	(.493)	(.466)	(.448)	(.427)
Net asset value, end of period	$11.70	$11.77	$11.41	$10.71	$11.46
Total ReturnC,D	3.72%	7.51%	10.89%	(2.62)%	7.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	2.69%	3.28%	3.63%	3.63%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$986,699	$944,625	$969,943	$907,456	$1,072,701
Portfolio turnover rateG	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$104,196,480
Gross unrealized depreciation	(33,288,201)
Net unrealized appreciation (depreciation)	$70,908,279
Tax Cost	$1,619,468,346

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$--
Undistributed long-term capital gain	$1,344,934
Net unrealized appreciation (depreciation) on securities and other investments	$70,704,868

At period end, the Fund was required to defer approximately $201,427 of losses on futures contracts.

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$52,461,963	$ 55,710,999
Long-term Capital Gains	16,491,743	6,209,680
Total	$68,953,706	$ 61,920,679

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$1,977,736	$7,032,706
Total Foreign Exchange Risk	1,977,736	7,032,706
Interest Rate Risk
Futures Contracts	(792,100)	179,503
Purchased Options	(85,076)	78,912
Swaps	94,400	(32,104)
Written Options	(62,718)	8,640
Total Interest Rate Risk	(845,494)	234,951
Totals	$1,132,242	$7,267,657

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	718,159,978	751,778,385

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$447
Service Class 2	1,451,122
$1,451,569

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$55,838.07
Service Class	304.07
Service Class 2	394,705.07
Investor Class	987,543.10
	$1,438,390

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$722

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	16,263	4,519,011	2,845,838

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $33,308,914 in exchange for 294,144 shares of the Central Fund. The Fund had a net realized gain of $823,366 on investments delivered through in-kind redemptions. The Fund recognized net gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Strategic Income Portfolio	$2,895

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Strategic Income Portfolio	$1	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,240.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,701.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$3,507,252	$3,223,768
Service Class	20,980	18,054
Service Class 2	24,471,364	20,586,910
Investor Class	40,954,110	38,091,947
Total	$68,953,706	$61,920,679

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Strategic Income Portfolio
Initial Class
Shares sold	886,557	621,919	$10,638,576	$7,201,199
Reinvestment of distributions	299,350	274,674	3,507,252	3,223,768
Shares redeemed	(695,312)	(1,495,726)	(8,347,425)	(16,896,208)
Net increase (decrease)	490,595	(599,133)	$5,798,403	$(6,471,241)
Service Class
Shares sold	6,908	11,015	$83,589	$121,592
Reinvestment of distributions	628	448	7,345	5,237
Shares redeemed	(815)	(145,627)	(9,769)	(1,451,012)
Net increase (decrease)	6,721	(134,164)	$81,165	$(1,324,183)
Service Class 2
Shares sold	9,835,013	6,290,432	$116,858,955	$71,388,158
Reinvestment of distributions	2,112,196	1,772,164	24,471,364	20,586,910
Shares redeemed	(4,306,582)	(6,717,654)	(51,228,532)	(74,651,617)
Net increase (decrease)	7,640,627	1,344,942	$90,101,787	$17,323,451
Investor Class
Shares sold	4,444,658	3,035,320	$53,219,559	$34,858,018
Reinvestment of distributions	3,510,351	3,256,630	40,954,110	38,091,947
Shares redeemed	(3,858,381)	(11,014,938)	(46,057,405)	(121,704,732)
Net increase (decrease)	4,096,628	(4,722,988)	$48,116,264	$(48,754,767)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Strategic Income Portfolio	62%	2	22%

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Strategic Income Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Strategic Income Portfolio
Initial Class	.65%
Actual		$1,000.00	$1,008.80	$3.29
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Service Class	.75%
Actual		$1,000.00	$1,007.90	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Service Class 2.90%
Actual		$1,000.00	$1,007.40	$4.55
Hypothetical-C		$1,000.00	$1,020.67	$4.58
Investor Class	.69%
Actual		$1,000.00	$1,008.50	$3.49
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Strategic Income Portfolio
Initial Class	02/04/22	02/04/22	$0.011
Service Class	02/04/22	02/04/22	$0.011
Service Class 2	02/04/22	02/04/22	$0.011
Investor Class	02/04/22	02/04/22	$0.011

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $17,706,930, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $91,921,657 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class, Service Class, Service Class 2, and Investor Class designate 2% of the dividend distributed in December during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Initial Class ranked below the similar sales load structure group competitive median for 2020 and above the ASPG competitive median for 2020. The Board considered that when compared to an ASPG of classes with a multi-sector income objective, Initial Class was below median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPSI-ANN-0322
1.796350.119

Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	3.35%	6.33%	5.15%
Service Class	3.17%	6.23%	5.03%
Service Class 2	3.03%	6.08%	4.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,518	VIP Freedom Income Portfolio℠ - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	4.09%	7.27%	6.43%
Service Class	4.02%	7.16%	6.33%
Service Class 2	3.82%	6.99%	6.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,656	VIP Freedom 2005 Portfolio℠ - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	5.89%	8.46%	7.67%
Service Class	5.79%	8.35%	7.56%
Service Class 2	5.60%	8.18%	7.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,929	VIP Freedom 2010 Portfolio℠ - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	7.69%	9.64%	8.44%
Service Class	7.59%	9.52%	8.33%
Service Class 2	7.39%	9.36%	8.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,483	VIP Freedom 2015 Portfolio℠ - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	9.47%	10.68%	9.26%
Service Class	9.47%	10.58%	9.15%
Service Class 2	9.26%	10.41%	8.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$24,239	VIP Freedom 2020 Portfolio℠ - Initial Class
$13,307	Bloomberg U.S. Aggregate Bond Index
$46,257	S&P 500 Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

VIP Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	10.83%	11.53%	10.25%
Service Class	10.71%	11.42%	10.14%
Service Class 2	10.55%	11.24%	9.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,537	VIP Freedom 2025 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	12.37%	12.76%	11.09%
Service Class	12.24%	12.65%	10.98%
Service Class 2	12.07%	12.48%	10.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$28,617	VIP Freedom 2030 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2035 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	15.46%	14.26%	12.25%
Service Class	15.32%	14.15%	12.14%
Service Class 2	15.18%	13.98%	11.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio℠ - Initial Class on on December 11, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,753	VIP Freedom 2035 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2040 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	17.83%	15.01%	12.67%
Service Class	17.68%	14.88%	12.56%
Service Class 2	17.50%	14.72%	12.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$32,958	VIP Freedom 2040 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2045 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	17.83%	15.01%	12.77%
Service Class	17.69%	14.88%	12.66%
Service Class 2	17.53%	14.72%	12.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$33,275	VIP Freedom 2045 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2050 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Initial Class	17.83%	14.99%	12.83%
Service Class	17.73%	14.88%	12.73%
Service Class 2	17.51%	14.72%	12.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio℠ - Initial Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$33,448	VIP Freedom 2050 Portfolio℠ - Initial Class
$46,257	S&P 500® Index

VIP Freedom 2055 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Life of Portfolio
Initial Class	17.79%	18.04%
Service Class	17.72%	17.92%
Service Class 2	17.52%	17.74%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2055 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,715	VIP Freedom 2055 Portfolio℠ - Initial Class
$17,289	S&P 500® Index

VIP Freedom 2060 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Life of Portfolio
Initial Class	17.79%	18.05%
Service Class	17.62%	17.93%
Service Class 2	17.52%	17.76%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2060 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,719	VIP Freedom 2060 Portfolio℠ - Initial Class
$17,289	S&P 500® Index

VIP Freedom 2065 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Life of Portfolio
Initial Class	17.81%	18.05%
Service Class	17.77%	17.93%
Service Class 2	17.47%	17.74%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2065 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,719	VIP Freedom 2065 Portfolio℠ - Initial Class
$17,289	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets.

International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled.

By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return.

Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Freedom Fund posted a gain, ranging from about 3% for VIP Freedom Income Portfolio to roughly 18% for VIP Freedom 2065 Portfolio. Each Portfolio outpaced its Composite index in 2021. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, particularly among developed-markets equities. In this category, Fidelity® VIP Overseas Portfolio (+19.70%) outperformed its benchmark, the MSCI EAFE Index (+11.48%). Portfolio managers among underlying U.S. investment-grade bond funds also contributed to relative results, as did an underweighting in the asset class. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (-0.61%) notably helped, as it outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (-1.54%). Conversely, top-down, active asset allocation decisions detracted from the Portfolios’ relative performance overall. Underweighting U.S. equities hurt most, as this was the strongest-performing asset class for the year, followed by an overweighting in emerging-markets equities. At the same time, underweighting investment-grade bonds contributed to relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	38.2
VIP Government Money Market Portfolio Initial Class 0.01%	20.4
Fidelity Inflation-Protected Bond Index Fund	14.5
VIP Overseas Portfolio Initial Class	6.9
VIP Emerging Markets Portfolio Initial Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP High Income Portfolio Initial Class	2.0
Fidelity International Bond Index Fund	1.5
VIP Growth & Income Portfolio Initial Class	1.4
VIP Equity-Income Portfolio Initial Class	1.3
95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.7%
Bond Funds	59.0%
Short-Term Funds	20.4%

VIP Freedom Income Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	17,198	$934,738
VIP Equity-Income Portfolio Initial Class (a)	37,812	988,776
VIP Growth & Income Portfolio Initial Class (a)	42,929	1,125,586
VIP Growth Portfolio Initial Class (a)	9,332	955,875
VIP Mid Cap Portfolio Initial Class (a)	6,661	274,233
VIP Value Portfolio Initial Class (a)	39,658	724,943
VIP Value Strategies Portfolio Initial Class (a)	21,656	355,161
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,332,524)		5,359,312

International Equity Funds - 13.7%
VIP Emerging Markets Portfolio Initial Class (a)	421,444	5,301,766
VIP Overseas Portfolio Initial Class (a)	184,111	5,390,772
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,893,759)		10,692,538

Bond Funds - 59.0%
Fidelity Inflation-Protected Bond Index Fund (a)	1,018,620	11,367,795
Fidelity International Bond Index Fund (a)	117,321	1,170,859
Fidelity Long-Term Treasury Bond Index Fund (a)	147,020	2,168,551
VIP High Income Portfolio Initial Class (a)	297,008	1,559,293
VIP Investment Grade Bond Portfolio Initial Class (a)	2,237,535	29,871,096
TOTAL BOND FUNDS
(Cost $44,242,980)		46,137,594

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $15,989,051)	15,989,051	15,989,051
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $71,458,314)		78,178,495
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,627)
NET ASSETS - 100%		$78,169,868

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$141,132	$141,132	$--	$--	$--	$--	0.0%
Total	$--	$141,132	$141,132	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,276,880	$6,375,653	$4,361,251	$493,620	$3,142	$73,371	$11,367,795
Fidelity International Bond Index Fund	--	1,264,638	87,833	1,970	(641)	(5,305)	1,170,859
Fidelity Long-Term Treasury Bond Index Fund	1,778,565	1,748,970	1,239,810	60,315	(48,385)	(70,789)	2,168,551
VIP Contrafund Portfolio Initial Class	934,527	609,433	733,012	119,149	43,600	80,190	934,738
VIP Emerging Markets Portfolio Initial Class	6,071,802	4,030,203	4,036,099	756,653	243,323	(1,007,463)	5,301,766
VIP Equity-Income Portfolio Initial Class	986,356	694,664	791,061	132,863	38,014	60,803	988,776
VIP Government Money Market Portfolio Initial Class 0.01%	17,515,214	7,238,402	8,764,565	1,744	--	--	15,989,051
VIP Growth & Income Portfolio Initial Class	1,123,457	709,872	899,077	83,025	57,388	133,946	1,125,586
VIP Growth Portfolio Initial Class	952,179	713,658	713,877	206,960	18,847	(14,932)	955,875
VIP High Income Portfolio Initial Class	1,543,093	732,162	700,320	84,572	407	(16,049)	1,559,293
VIP Investment Grade Bond Portfolio Initial Class	31,619,218	14,952,930	15,025,423	1,472,749	(119,535)	(1,556,094)	29,871,096
VIP Mid Cap Portfolio Initial Class	272,392	170,710	190,966	43,666	18,274	3,823	274,233
VIP Overseas Portfolio Initial Class	4,043,108	3,674,039	2,777,049	403,418	79,639	371,035	5,390,772
VIP Value Portfolio Initial Class	721,408	483,805	592,533	91,317	63,205	49,058	724,943
VIP Value Strategies Portfolio Initial Class	352,933	213,210	284,740	34,808	30,546	43,212	355,161
	$77,191,132	$43,612,349	$41,197,616	$3,986,829	$427,824	$(1,855,194)	$78,178,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,359,312	$5,359,312	$--	$--
International Equity Funds	10,692,538	10,692,538	--	--
Bond Funds	46,137,594	46,137,594	--	--
Short-Term Funds	15,989,051	15,989,051	--	--
Total Investments in Securities:	$78,178,495	$78,178,495	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $71,458,314)	$78,178,495
Total Investment in Securities (cost $71,458,314)		$78,178,495
Receivable for investments sold		1,140,852
Receivable for fund shares sold		162,444
Total assets		79,481,791
Liabilities
Payable for investments purchased	$766,720
Payable for fund shares redeemed	536,580
Distribution and service plan fees payable	8,623
Total liabilities		1,311,923
Net Assets		$78,169,868
Net Assets consist of:
Paid in capital		$68,831,983
Total accumulated earnings (loss)		9,337,885
Net Assets		$78,169,868
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,011,185 ÷ 1,333,553 shares)		$12.76
Service Class:
Net Asset Value, offering price and redemption price per share ($32,637,429 ÷ 2,561,118 shares)		$12.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($28,521,254 ÷ 2,247,958 shares)		$12.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,469,621
Expenses
Distribution and service plan fees	$105,562
Independent trustees' fees and expenses	237
Total expenses		105,799
Net investment income (loss)		1,363,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	427,824
Capital gain distributions from underlying funds:
Affiliated issuers	2,517,208
Total net realized gain (loss)		2,945,032
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,855,194)
Total change in net unrealized appreciation (depreciation)		(1,855,194)
Net gain (loss)		1,089,838
Net increase (decrease) in net assets resulting from operations		$2,453,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,363,822	$835,440
Net realized gain (loss)	2,945,032	1,006,097
Change in net unrealized appreciation (depreciation)	(1,855,194)	4,677,535
Net increase (decrease) in net assets resulting from operations	2,453,660	6,519,072
Distributions to shareholders	(2,360,060)	(1,976,401)
Share transactions - net increase (decrease)	893,465	14,606,211
Total increase (decrease) in net assets	987,065	19,148,882
Net Assets
Beginning of period	77,182,803	58,033,921
End of period	$78,169,868	$77,182,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$11.89	$11.08	$11.63	$10.98
Income from Investment Operations
Net investment income (loss)A	.24	.17	.27	.22	.19
Net realized and unrealized gain (loss)	.18	1.06	1.03	(.45)	.74
Total from investment operations	.42	1.23	1.30	(.23)	.93
Distributions from net investment income	(.13)	(.16)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.40)	(.38)	(.49)B	(.32)B	(.28)
Net asset value, end of period	$12.76	$12.74	$11.89	$11.08	$11.63
Total ReturnC,D	3.35%	10.47%	11.94%	(1.96)%	8.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.85%	1.40%	2.31%	1.90%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$17,011	$16,854	$14,870	$14,582	$16,086
Portfolio turnover rateH	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$11.88	$11.07	$11.63	$10.97
Income from Investment Operations
Net investment income (loss)A	.22	.16	.26	.21	.18
Net realized and unrealized gain (loss)	.18	1.06	1.03	(.46)	.75
Total from investment operations	.40	1.22	1.29	(.25)	.93
Distributions from net investment income	(.12)	(.15)	(.24)	(.19)	(.17)
Distributions from net realized gain	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.39)	(.37)	(.48)B	(.31)B	(.27)
Net asset value, end of period	$12.74	$12.73	$11.88	$11.07	$11.63
Total ReturnC,D	3.17%	10.38%	11.87%	(2.12)%	8.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.75%	1.30%	2.21%	1.80%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$32,637	$32,810	$24,831	$14,591	$11,227
Portfolio turnover rateG	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$11.83	$11.03	$11.59	$10.93
Income from Investment Operations
Net investment income (loss)A	.20	.14	.24	.19	.16
Net realized and unrealized gain (loss)	.18	1.06	1.02	(.45)	.75
Total from investment operations	.38	1.20	1.26	(.26)	.91
Distributions from net investment income	(.10)	(.13)	(.22)	(.17)	(.15)
Distributions from net realized gain	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.37)	(.35)	(.46)B	(.30)	(.25)
Net asset value, end of period	$12.69	$12.68	$11.83	$11.03	$11.59
Total ReturnC,D	3.03%	10.29%	11.63%	(2.27)%	8.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.60%	1.15%	2.06%	1.65%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$28,521	$27,518	$18,333	$15,459	$14,911
Portfolio turnover rateG	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	37.2
VIP Government Money Market Portfolio Initial Class 0.01%	18.8
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio Initial Class	7.8
VIP Emerging Markets Portfolio Initial Class	7.1
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.8
VIP Equity-Income Portfolio Initial Class	1.6
Fidelity International Bond Index Fund	1.6
94.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.6%
International Equity Funds	14.9%
Bond Funds	57.7%
Short-Term Funds	18.8%

VIP Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 8.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,922	$213,143
VIP Equity-Income Portfolio Initial Class (a)	8,622	225,474
VIP Growth & Income Portfolio Initial Class (a)	9,789	256,664
VIP Growth Portfolio Initial Class (a)	2,128	217,982
VIP Mid Cap Portfolio Initial Class (a)	1,519	62,536
VIP Value Portfolio Initial Class (a)	9,043	165,310
VIP Value Strategies Portfolio Initial Class (a)	4,938	80,987
TOTAL DOMESTIC EQUITY FUNDS
(Cost $697,305)		1,222,096

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Initial Class (a)	80,075	1,007,343
VIP Overseas Portfolio Initial Class (a)	37,436	1,096,126
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,508,025)		2,103,469

Bond Funds - 57.7%
Fidelity Inflation-Protected Bond Index Fund (a)	178,506	1,992,125
Fidelity International Bond Index Fund (a)	21,926	218,817
Fidelity Long-Term Treasury Bond Index Fund (a)	27,264	402,147
VIP High Income Portfolio Initial Class (a)	53,717	282,012
VIP Investment Grade Bond Portfolio Initial Class (a)	394,189	5,262,425
TOTAL BOND FUNDS
(Cost $7,675,855)		8,157,526

Short-Term Funds - 18.8%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,654,771)	2,654,771	2,654,771
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,535,956)		14,137,862
NET OTHER ASSETS (LIABILITIES) - 0.0%		(352)
NET ASSETS - 100%		$14,137,510

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,794,523	$745,225	$559,238	$86,514	$10,153	$1,462	$1,992,125
Fidelity International Bond Index Fund	--	223,745	3,799	364	(32)	(1,097)	218,817
Fidelity Long-Term Treasury Bond Index Fund	369,621	244,594	187,289	11,139	(7,375)	(17,404)	402,147
VIP Contrafund Portfolio Initial Class	274,430	81,440	172,883	29,504	44,181	(14,025)	213,143
VIP Emerging Markets Portfolio Initial Class	1,354,742	465,448	677,452	149,228	101,479	(236,874)	1,007,343
VIP Equity-Income Portfolio Initial Class	289,644	102,021	192,975	32,016	15,693	11,091	225,474
VIP Government Money Market Portfolio Initial Class 0.01%	3,275,991	516,928	1,138,148	293	--	--	2,654,771
VIP Growth & Income Portfolio Initial Class	329,907	99,672	222,605	20,701	44,096	5,594	256,664
VIP Growth Portfolio Initial Class	279,618	104,736	166,148	53,002	49,733	(49,957)	217,982
VIP High Income Portfolio Initial Class	320,681	60,834	96,821	15,327	(2,958)	276	282,012
VIP Investment Grade Bond Portfolio Initial Class	6,306,239	1,316,863	2,055,427	264,729	(14,096)	(291,154)	5,262,425
VIP Mid Cap Portfolio Initial Class	79,989	22,306	46,479	10,021	10,449	(3,729)	62,536
VIP Overseas Portfolio Initial Class	1,050,628	498,838	554,190	87,482	63,847	37,003	1,096,126
VIP Value Portfolio Initial Class	211,844	65,966	144,067	20,929	31,064	503	165,310
VIP Value Strategies Portfolio Initial Class	103,642	26,059	68,875	7,983	14,615	5,546	80,987
	$16,041,499	$4,574,675	$6,286,396	$789,232	$360,849	$(552,765)	$14,137,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,222,096	$1,222,096	$--	$--
International Equity Funds	2,103,469	2,103,469	--	--
Bond Funds	8,157,526	8,157,526	--	--
Short-Term Funds	2,654,771	2,654,771	--	--
Total Investments in Securities:	$14,137,862	$14,137,862	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,535,956)	$14,137,862
Total Investment in Securities (cost $12,535,956)		$14,137,862
Cash		14
Receivable for investments sold		141,240
Receivable for fund shares sold		8,637
Total assets		14,287,753
Liabilities
Payable for investments purchased	$149,569
Payable for fund shares redeemed	304
Distribution and service plan fees payable	370
Total liabilities		150,243
Net Assets		$14,137,510
Net Assets consist of:
Paid in capital		$11,722,152
Total accumulated earnings (loss)		2,415,358
Net Assets		$14,137,510
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,853,475 ÷ 720,968 shares)		$13.67
Service Class:
Net Asset Value, offering price and redemption price per share ($4,079,971 ÷ 296,555 shares)		$13.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($204,064 ÷ 14,964 shares)		$13.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$265,971
Expenses
Distribution and service plan fees	$5,093
Independent trustees' fees and expenses	44
Total expenses		5,137
Net investment income (loss)		260,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	360,849
Capital gain distributions from underlying funds:
Affiliated issuers	523,261
Total net realized gain (loss)		884,110
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(552,765)
Total change in net unrealized appreciation (depreciation)		(552,765)
Net gain (loss)		331,345
Net increase (decrease) in net assets resulting from operations		$592,179

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,834	$187,794
Net realized gain (loss)	884,110	305,102
Change in net unrealized appreciation (depreciation)	(552,765)	1,073,801
Net increase (decrease) in net assets resulting from operations	592,179	1,566,697
Distributions to shareholders	(542,304)	(577,014)
Share transactions - net increase (decrease)	(1,953,374)	1,261,527
Total increase (decrease) in net assets	(1,903,499)	2,251,210
Net Assets
Beginning of period	16,041,009	13,789,799
End of period	$14,137,510	$16,041,009

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$12.75	$11.65	$12.39	$11.51
Income from Investment Operations
Net investment income (loss)A	.25	.17	.27	.22	.20
Net realized and unrealized gain (loss)	.30	1.23	1.32	(.58)	1.06
Total from investment operations	.55	1.40	1.59	(.36)	1.26
Distributions from net investment income	(.15)	(.17)	(.27)	(.20)	(.19)
Distributions from net realized gain	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.51)	(.52)	(.49)	(.38)B	(.38)
Net asset value, end of period	$13.67	$13.63	$12.75	$11.65	$12.39
Total ReturnC,D	4.09%	11.25%	13.81%	(2.95)%	11.06%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.82%	1.31%	2.18%	1.80%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$9,853	$10,082	$9,364	$8,191	$7,931
Portfolio turnover rateH	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.83	$11.72	$12.46	$11.58
Income from Investment Operations
Net investment income (loss)A	.24	.16	.26	.21	.19
Net realized and unrealized gain (loss)	.30	1.23	1.33	(.58)	1.06
Total from investment operations	.54	1.39	1.59	(.37)	1.25
Distributions from net investment income	(.14)	(.16)	(.26)	(.20)	(.18)
Distributions from net realized gain	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.49)B	(.51)	(.48)	(.37)	(.37)
Net asset value, end of period	$13.76	$13.71	$12.83	$11.72	$12.46
Total ReturnC,D	4.02%	11.07%	13.71%	(3.01)%	10.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.72%	1.21%	2.08%	1.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$4,080	$5,673	$4,248	$2,279	$1,222
Portfolio turnover rateG	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$12.72	$11.62	$12.37	$11.50
Income from Investment Operations
Net investment income (loss)A	.21	.14	.24	.19	.17
Net realized and unrealized gain (loss)	.30	1.22	1.32	(.59)	1.05
Total from investment operations	.51	1.36	1.56	(.40)	1.22
Distributions from net investment income	(.10)	(.14)	(.24)	(.18)	(.16)
Distributions from net realized gain	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.46)	(.49)	(.46)	(.35)	(.35)
Net asset value, end of period	$13.64	$13.59	$12.72	$11.62	$12.37
Total ReturnB	3.82%	10.93%	13.60%	(3.24)%	10.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%	1.06%	1.93%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$204	$286	$178	$121	$104
Portfolio turnover rateE	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	34.1
VIP Government Money Market Portfolio Initial Class 0.01%	14.0
Fidelity Inflation-Protected Bond Index Fund	12.8
VIP Overseas Portfolio Initial Class	10.3
VIP Emerging Markets Portfolio Initial Class	8.2
VIP Growth & Income Portfolio Initial Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Equity-Income Portfolio Initial Class	2.6
VIP Growth Portfolio Initial Class	2.5
VIP Contrafund Portfolio Initial Class	2.5
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.0%
International Equity Funds	18.5%
Bond Funds	53.5%
Short-Term Funds	14.0%

VIP Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	167,248	$9,089,903
VIP Equity-Income Portfolio Initial Class (a)	367,712	9,615,670
VIP Growth & Income Portfolio Initial Class (a)	417,465	10,945,941
VIP Growth Portfolio Initial Class (a)	90,759	9,296,427
VIP Mid Cap Portfolio Initial Class (a)	64,778	2,666,893
VIP Value Portfolio Initial Class (a)	385,660	7,049,870
VIP Value Strategies Portfolio Initial Class (a)	210,597	3,453,793
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,151,846)		52,118,497

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Initial Class (a)	2,412,242	30,346,002
VIP Overseas Portfolio Initial Class (a)	1,309,567	38,344,118
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,740,634)		68,690,120

Bond Funds - 53.5%
Fidelity Inflation-Protected Bond Index Fund (a)	4,255,909	47,495,943
Fidelity International Bond Index Fund (a)	628,604	6,273,471
Fidelity Long-Term Treasury Bond Index Fund (a)	737,152	10,872,986
VIP High Income Portfolio Initial Class (a)	1,412,481	7,415,524
VIP Investment Grade Bond Portfolio Initial Class (a)	9,498,782	126,808,735
TOTAL BOND FUNDS
(Cost $189,529,959)		198,866,659

Short-Term Funds - 14.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $51,966,048)	51,966,048	51,966,048
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $312,388,487)		371,641,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,293)
NET ASSETS - 100%		$371,571,031

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$51,524	$51,524	$--	$--	$--	$--	0.0%
Total	$--	$51,524	$51,524	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$35,132,778	$18,483,035	$6,332,707	$2,040,558	$47,898	$164,939	$47,495,943
Fidelity International Bond Index Fund	--	6,428,919	123,358	10,459	(687)	(31,403)	6,273,471
Fidelity Long-Term Treasury Bond Index Fund	8,376,139	6,222,100	3,205,085	287,154	(187,353)	(332,815)	10,872,986
VIP Contrafund Portfolio Initial Class	9,707,849	2,996,358	4,871,037	1,176,630	1,246,738	9,995	9,089,903
VIP Emerging Markets Portfolio Initial Class	34,764,770	12,969,598	12,935,079	4,308,650	1,187,940	(5,641,227)	30,346,002
VIP Equity-Income Portfolio Initial Class	10,245,807	3,687,024	5,334,182	1,305,793	559,530	457,491	9,615,670
VIP Government Money Market Portfolio Initial Class 0.01%	59,231,528	10,479,718	17,745,198	5,890	--	--	51,966,048
VIP Growth & Income Portfolio Initial Class	11,670,164	3,495,354	6,153,916	820,195	1,069,269	865,070	10,945,941
VIP Growth Portfolio Initial Class	9,891,611	3,822,977	4,490,444	2,047,693	1,076,396	(1,004,113)	9,296,427
VIP High Income Portfolio Initial Class	7,267,154	1,554,005	1,334,075	397,933	(2,021)	(69,539)	7,415,524
VIP Investment Grade Bond Portfolio Initial Class	130,290,954	30,093,769	26,751,882	6,117,782	(313,384)	(6,510,722)	126,808,735
VIP Mid Cap Portfolio Initial Class	2,829,582	890,145	1,282,712	426,851	237,811	(7,933)	2,666,893
VIP Overseas Portfolio Initial Class	32,950,569	15,040,804	13,197,819	2,976,985	700,253	2,850,311	38,344,118
VIP Value Portfolio Initial Class	7,493,877	2,482,594	4,084,425	891,671	828,121	329,703	7,049,870
VIP Value Strategies Portfolio Initial Class	3,666,342	1,041,613	2,007,786	341,355	479,713	273,911	3,453,793
	$363,519,124	$119,688,013	$109,849,705	$23,155,599	$6,930,224	$(8,646,332)	$371,641,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$52,118,497	$52,118,497	$--	$--
International Equity Funds	68,690,120	68,690,120	--	--
Bond Funds	198,866,659	198,866,659	--	--
Short-Term Funds	51,966,048	51,966,048	--	--
Total Investments in Securities:	$371,641,324	$371,641,324	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $312,388,487)	$371,641,324
Total Investment in Securities (cost $312,388,487)		$371,641,324
Receivable for investments sold		4,957,654
Receivable for fund shares sold		33,381
Total assets		376,632,359
Liabilities
Payable for investments purchased	$4,707,081
Payable for fund shares redeemed	283,952
Distribution and service plan fees payable	70,295
Total liabilities		5,061,328
Net Assets		$371,571,031
Net Assets consist of:
Paid in capital		$290,727,254
Total accumulated earnings (loss)		80,843,777
Net Assets		$371,571,031
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,685,350 ÷ 1,154,804 shares)		$14.45
Service Class:
Net Asset Value, offering price and redemption price per share ($27,359,794 ÷ 1,896,601 shares)		$14.43
Service Class 2:
Net Asset Value, offering price and redemption price per share ($327,525,887 ÷ 22,848,641 shares)		$14.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$6,823,685
Expenses
Distribution and service plan fees	$850,740
Independent trustees' fees and expenses	1,116
Total expenses		851,856
Net investment income (loss)		5,971,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,930,224
Capital gain distributions from underlying funds:
Affiliated issuers	16,331,914
Total net realized gain (loss)		23,262,138
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,646,332)
Total change in net unrealized appreciation (depreciation)		(8,646,332)
Net gain (loss)		14,615,806
Net increase (decrease) in net assets resulting from operations		$20,587,635

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,971,829	$3,676,555
Net realized gain (loss)	23,262,138	10,533,931
Change in net unrealized appreciation (depreciation)	(8,646,332)	24,612,013
Net increase (decrease) in net assets resulting from operations	20,587,635	38,822,499
Distributions to shareholders	(16,036,037)	(17,970,235)
Share transactions - net increase (decrease)	3,567,481	17,689,139
Total increase (decrease) in net assets	8,119,079	38,541,403
Net Assets
Beginning of period	363,451,952	324,910,549
End of period	$371,571,031	$363,451,952

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.42	$12.32	$13.43	$12.31
Income from Investment Operations
Net investment income (loss)A	.26	.18	.28	.22	.20
Net realized and unrealized gain (loss)	.56	1.44	1.65	(.75)	1.39
Total from investment operations	.82	1.62	1.93	(.53)	1.59
Distributions from net investment income	(.15)	(.18)	(.28)	(.22)	(.21)
Distributions from net realized gain	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.65)	(.76)	(.83)	(.58)B	(.47)
Net asset value, end of period	$14.45	$14.28	$13.42	$12.32	$13.43
Total ReturnC,D	5.89%	12.49%	16.09%	(4.00)%	13.08%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.82%	1.34%	2.15%	1.66%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$16,685	$19,195	$17,895	$16,991	$18,519
Portfolio turnover rateH	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$13.40	$12.30	$13.41	$12.30
Income from Investment Operations
Net investment income (loss)A	.25	.16	.27	.20	.19
Net realized and unrealized gain (loss)	.56	1.44	1.64	(.74)	1.38
Total from investment operations	.81	1.60	1.91	(.54)	1.57
Distributions from net investment income	(.14)	(.16)	(.27)	(.20)	(.19)
Distributions from net realized gain	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.64)	(.74)	(.81)B	(.57)	(.46)B
Net asset value, end of period	$14.43	$14.26	$13.40	$12.30	$13.41
Total ReturnC,D	5.79%	12.39%	16.00%	(4.10)%	12.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.72%	1.24%	2.05%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$27,360	$26,484	$26,232	$23,851	$27,597
Portfolio turnover rateG	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$13.32	$12.24	$13.35	$12.24
Income from Investment Operations
Net investment income (loss)A	.22	.14	.24	.18	.17
Net realized and unrealized gain (loss)	.56	1.43	1.63	(.74)	1.38
Total from investment operations	.78	1.57	1.87	(.56)	1.55
Distributions from net investment income	(.12)	(.14)	(.25)	(.19)	(.17)
Distributions from net realized gain	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.62)	(.72)	(.79)B	(.55)B	(.44)B
Net asset value, end of period	$14.33	$14.17	$13.32	$12.24	$13.35
Total ReturnC,D	5.60%	12.24%	15.75%	(4.26)%	12.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%	1.09%	1.90%	1.41%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$327,526	$317,773	$280,783	$243,940	$269,507
Portfolio turnover rateG	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	30.8
VIP Overseas Portfolio Initial Class	12.9
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio Initial Class	9.2
VIP Government Money Market Portfolio Initial Class 0.01%	9.2
VIP Growth & Income Portfolio Initial Class	4.1
VIP Equity-Income Portfolio Initial Class	3.6
VIP Growth Portfolio Initial Class	3.5
VIP Contrafund Portfolio Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
91.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.5%
International Equity Funds	22.1%
Bond Funds	49.2%
Short-Term Funds	9.2%

VIP Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 19.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	57,113	$3,104,087
VIP Equity-Income Portfolio Initial Class (a)	125,567	3,283,575
VIP Growth & Income Portfolio Initial Class (a)	142,558	3,737,872
VIP Growth Portfolio Initial Class (a)	30,993	3,174,616
VIP Mid Cap Portfolio Initial Class (a)	22,120	910,684
VIP Value Portfolio Initial Class (a)	131,695	2,407,382
VIP Value Strategies Portfolio Initial Class (a)	71,915	1,179,399
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,752,577)		17,797,615

International Equity Funds - 22.1%
VIP Emerging Markets Portfolio Initial Class (a)	670,238	8,431,594
VIP Overseas Portfolio Initial Class (a)	402,910	11,797,215
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,122,375)		20,228,809

Bond Funds - 49.2%
Fidelity Inflation-Protected Bond Index Fund (a)	946,325	10,560,985
Fidelity International Bond Index Fund (a)	166,332	1,659,989
Fidelity Long-Term Treasury Bond Index Fund (a)	184,227	2,717,346
VIP High Income Portfolio Initial Class (a)	347,052	1,822,024
VIP Investment Grade Bond Portfolio Initial Class (a)	2,105,951	28,114,446
TOTAL BOND FUNDS
(Cost $42,085,904)		44,874,790

Short-Term Funds - 9.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $8,384,578)	8,384,578	8,384,578
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $69,345,434)		91,285,792
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,227)
NET ASSETS - 100%		$91,276,565

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,304,718	$5,462,128	$3,248,328	$447,675	$20,422	$22,045	$10,560,985
Fidelity International Bond Index Fund	--	1,744,615	76,135	2,791	(326)	(8,165)	1,659,989
Fidelity Long-Term Treasury Bond Index Fund	2,282,752	1,933,281	1,348,139	73,130	(59,892)	(90,656)	2,717,346
VIP Contrafund Portfolio Initial Class	3,601,690	1,258,284	2,191,140	408,834	618,493	(183,240)	3,104,087
VIP Emerging Markets Portfolio Initial Class	10,582,173	4,392,845	5,310,838	1,219,310	558,525	(1,791,111)	8,431,594
VIP Equity-Income Portfolio Initial Class	3,801,195	1,488,679	2,372,617	449,791	264,164	102,154	3,283,575
VIP Government Money Market Portfolio Initial Class 0.01%	12,022,658	3,274,117	6,912,197	1,091	--	--	8,384,578
VIP Growth & Income Portfolio Initial Class	4,329,594	1,477,172	2,757,148	285,467	605,500	82,754	3,737,872
VIP Growth Portfolio Initial Class	3,669,953	1,586,574	2,103,278	718,008	626,419	(605,052)	3,174,616
VIP High Income Portfolio Initial Class	1,980,531	584,729	725,913	98,948	4,133	(21,456)	1,822,024
VIP Investment Grade Bond Portfolio Initial Class	31,821,686	10,656,641	12,778,345	1,381,104	(142,238)	(1,443,298)	28,114,446
VIP Mid Cap Portfolio Initial Class	1,049,803	383,036	609,579	145,990	136,513	(49,089)	910,684
VIP Overseas Portfolio Initial Class	11,481,288	5,365,188	6,195,861	944,328	608,049	538,551	11,797,215
VIP Value Portfolio Initial Class	2,780,278	1,026,749	1,822,379	303,978	444,280	(21,546)	2,407,382
VIP Value Strategies Portfolio Initial Class	1,360,234	454,822	908,601	116,600	242,041	30,903	1,179,399
	$99,068,553	$41,088,860	$49,360,498	$6,597,045	$3,926,083	$(3,437,206)	$91,285,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$17,797,615	$17,797,615	$--	$--
International Equity Funds	20,228,809	20,228,809	--	--
Bond Funds	44,874,790	44,874,790	--	--
Short-Term Funds	8,384,578	8,384,578	--	--
Total Investments in Securities:	$91,285,792	$91,285,792	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $69,345,434)	$91,285,792
Total Investment in Securities (cost $69,345,434)		$91,285,792
Cash		439
Receivable for investments sold		1,513,347
Receivable for fund shares sold		17,869
Total assets		92,817,447
Liabilities
Payable for investments purchased	$1,377,349
Payable for fund shares redeemed	154,126
Distribution and service plan fees payable	9,407
Total liabilities		1,540,882
Net Assets		$91,276,565
Net Assets consist of:
Paid in capital		$61,165,193
Total accumulated earnings (loss)		30,111,372
Net Assets		$91,276,565
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($33,324,664 ÷ 2,311,051 shares)		$14.42
Service Class:
Net Asset Value, offering price and redemption price per share ($20,808,463 ÷ 1,446,684 shares)		$14.38
Service Class 2:
Net Asset Value, offering price and redemption price per share ($37,143,438 ÷ 2,591,740 shares)		$14.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,669,196
Expenses
Distribution and service plan fees	$116,796
Independent trustees' fees and expenses	287
Total expenses		117,083
Net investment income (loss)		1,552,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,926,083
Capital gain distributions from underlying funds:
Affiliated issuers	4,927,849
Total net realized gain (loss)		8,853,932
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,437,206)
Total change in net unrealized appreciation (depreciation)		(3,437,206)
Net gain (loss)		5,416,726
Net increase (decrease) in net assets resulting from operations		$6,968,839

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,552,113	$1,079,978
Net realized gain (loss)	8,853,932	3,398,937
Change in net unrealized appreciation (depreciation)	(3,437,206)	7,018,007
Net increase (decrease) in net assets resulting from operations	6,968,839	11,496,922
Distributions to shareholders	(4,911,196)	(5,646,407)
Share transactions - net increase (decrease)	(9,839,978)	(733,588)
Total increase (decrease) in net assets	(7,782,335)	5,116,927
Net Assets
Beginning of period	99,058,900	93,941,973
End of period	$91,276,565	$99,058,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$13.20	$12.26	$13.68	$12.39
Income from Investment Operations
Net investment income (loss)A	.25	.17	.28	.20	.20
Net realized and unrealized gain (loss)	.81	1.57	1.86	(.87)	1.64
Total from investment operations	1.06	1.74	2.14	(.67)	1.84
Distributions from net investment income	(.16)	(.17)	(.27)	(.22)	(.21)
Distributions from net realized gain	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(.76)	(.82)	(1.20)B	(.75)	(.55)
Net asset value, end of period	$14.42	$14.12	$13.20	$12.26	$13.68
Total ReturnC,D	7.69%	13.76%	18.35%	(5.07)%	15.10%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.75%	1.33%	2.22%	1.52%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$33,325	$35,010	$32,215	$29,361	$33,249
Portfolio turnover rateH	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$13.17	$12.24	$13.65	$12.37
Income from Investment Operations
Net investment income (loss)A	.24	.16	.27	.19	.18
Net realized and unrealized gain (loss)	.80	1.56	1.85	(.86)	1.64
Total from investment operations	1.04	1.72	2.12	(.67)	1.82
Distributions from net investment income	(.14)	(.16)	(.26)	(.20)	(.19)
Distributions from net realized gain	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(.74)	(.81)	(1.19)B	(.74)B	(.54)B
Net asset value, end of period	$14.38	$14.08	$13.17	$12.24	$13.65
Total ReturnC,D	7.59%	13.62%	18.21%	(5.11)%	14.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.65%	1.23%	2.12%	1.42%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$20,808	$27,209	$22,763	$11,777	$17,058
Portfolio turnover rateG	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$13.12	$12.20	$13.61	$12.33
Income from Investment Operations
Net investment income (loss)A	.21	.14	.25	.17	.16
Net realized and unrealized gain (loss)	.80	1.57	1.84	(.86)	1.63
Total from investment operations	1.01	1.71	2.09	(.69)	1.79
Distributions from net investment income	(.12)	(.14)	(.23)	(.18)	(.17)
Distributions from net realized gain	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(.72)	(.79)	(1.17)	(.72)B	(.51)
Net asset value, end of period	$14.33	$14.04	$13.12	$12.20	$13.61
Total ReturnC,D	7.39%	13.56%	17.97%	(5.28)%	14.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%	1.08%	1.97%	1.27%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$37,143	$36,840	$38,963	$35,222	$49,688
Portfolio turnover rateG	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	27.4
VIP Overseas Portfolio Initial Class	15.6
Fidelity Inflation-Protected Bond Index Fund	10.4
VIP Emerging Markets Portfolio Initial Class	10.3
VIP Growth & Income Portfolio Initial Class	5.2
VIP Equity-Income Portfolio Initial Class	4.6
VIP Growth Portfolio Initial Class	4.5
VIP Government Money Market Portfolio Initial Class 0.01%	4.4
VIP Contrafund Portfolio Initial Class	4.4
VIP Value Portfolio Initial Class	3.4
90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.0%
International Equity Funds	25.9%
Bond Funds	44.7%
Short-Term Funds	4.4%

VIP Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	609,562	$33,129,677
VIP Equity-Income Portfolio Initial Class (a)	1,340,132	35,044,442
VIP Growth & Income Portfolio Initial Class (a)	1,521,492	39,893,530
VIP Growth Portfolio Initial Class (a)	330,786	33,882,375
VIP Mid Cap Portfolio Initial Class (a)	236,079	9,719,372
VIP Value Portfolio Initial Class (a)	1,405,540	25,693,279
VIP Value Strategies Portfolio Initial Class (a)	767,507	12,587,111
TOTAL DOMESTIC EQUITY FUNDS
(Cost $87,300,859)		189,949,786

International Equity Funds - 25.9%
VIP Emerging Markets Portfolio Initial Class (a)	6,217,737	78,219,127
VIP Overseas Portfolio Initial Class (a)	4,035,245	118,151,966
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $121,320,076)		196,371,093

Bond Funds - 44.7%
Fidelity Inflation-Protected Bond Index Fund (a)	7,069,730	78,898,191
Fidelity International Bond Index Fund (a)	1,489,423	14,864,445
Fidelity Long-Term Treasury Bond Index Fund (a)	1,542,086	22,745,767
VIP High Income Portfolio Initial Class (a)	2,885,742	15,150,144
VIP Investment Grade Bond Portfolio Initial Class (a)	15,553,064	207,633,401
TOTAL BOND FUNDS
(Cost $323,222,466)		339,291,948

Short-Term Funds - 4.4%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $33,191,715)	33,191,715	33,191,715
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $565,035,116)		758,804,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119,163)
NET ASSETS - 100%		$758,685,379

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$55,806,197	$36,110,416	$13,185,211	$3,302,430	$49,872	$116,917	$78,898,191
Fidelity International Bond Index Fund	--	15,378,359	439,596	24,684	(2,532)	(71,786)	14,864,445
Fidelity Long-Term Treasury Bond Index Fund	18,007,495	13,661,494	7,815,609	591,448	(366,740)	(740,873)	22,745,767
VIP Contrafund Portfolio Initial Class	35,651,655	8,315,430	15,348,094	4,222,074	5,218,542	(707,856)	33,129,677
VIP Emerging Markets Portfolio Initial Class	91,903,860	30,082,345	32,224,307	11,094,717	3,349,169	(14,891,940)	78,219,127
VIP Equity-Income Portfolio Initial Class	37,625,684	10,764,612	16,889,876	4,701,181	2,101,926	1,442,096	35,044,442
VIP Government Money Market Portfolio Initial Class 0.01%	64,685,797	10,021,219	41,515,301	5,628	--	--	33,191,715
VIP Growth & Income Portfolio Initial Class	42,856,034	9,947,044	19,738,307	2,951,985	4,590,607	2,238,152	39,893,530
VIP Growth Portfolio Initial Class	36,328,151	11,962,619	14,687,634	7,358,123	4,279,329	(4,000,090)	33,882,375
VIP High Income Portfolio Initial Class	15,623,512	3,037,308	3,359,391	817,007	(744)	(150,541)	15,150,144
VIP Investment Grade Bond Portfolio Initial Class	222,100,722	55,408,094	58,635,269	10,014,661	(460,132)	(10,780,014)	207,633,401
VIP Mid Cap Portfolio Initial Class	10,391,566	2,876,863	4,362,027	1,552,498	866,070	(53,100)	9,719,372
VIP Overseas Portfolio Initial Class	109,526,724	39,544,879	42,207,182	9,297,107	3,500,519	7,787,026	118,151,966
VIP Value Portfolio Initial Class	27,520,478	7,380,255	13,261,154	3,227,071	3,212,319	841,381	25,693,279
VIP Value Strategies Portfolio Initial Class	13,464,304	3,230,610	6,780,596	1,240,520	1,823,730	849,063	12,587,111
	$781,492,179	$257,721,547	$290,449,554	$60,401,134	$28,161,935	$(18,121,565)	$758,804,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$189,949,786	$189,949,786	$--	$--
International Equity Funds	196,371,093	196,371,093	--	--
Bond Funds	339,291,948	339,291,948	--	--
Short-Term Funds	33,191,715	33,191,715	--	--
Total Investments in Securities:	$758,804,542	$758,804,542	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $565,035,116)	$758,804,542
Total Investment in Securities (cost $565,035,116)		$758,804,542
Cash		220
Receivable for investments sold		14,364,407
Receivable for fund shares sold		101,340
Total assets		773,270,509
Liabilities
Payable for investments purchased	$13,459,713
Payable for fund shares redeemed	1,006,229
Distribution and service plan fees payable	119,188
Total liabilities		14,585,130
Net Assets		$758,685,379
Net Assets consist of:
Paid in capital		$495,378,489
Total accumulated earnings (loss)		263,306,890
Net Assets		$758,685,379
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($82,875,271 ÷ 5,373,784 shares)		$15.42
Service Class:
Net Asset Value, offering price and redemption price per share ($167,096,940 ÷ 10,874,363 shares)		$15.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($508,713,168 ÷ 33,234,669 shares)		$15.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$13,629,234
Expenses
Distribution and service plan fees	$1,473,687
Independent trustees' fees and expenses	2,312
Total expenses before reductions	1,475,999
Expense reductions	(2)
Total expenses after reductions		1,475,997
Net investment income (loss)		12,153,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	28,161,935
Capital gain distributions from underlying funds:
Affiliated issuers	46,771,900
Total net realized gain (loss)		74,933,835
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(18,121,565)
Total change in net unrealized appreciation (depreciation)		(18,121,565)
Net gain (loss)		56,812,270
Net increase (decrease) in net assets resulting from operations		$68,965,507

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,153,237	$7,914,451
Net realized gain (loss)	74,933,835	34,794,089
Change in net unrealized appreciation (depreciation)	(18,121,565)	58,672,361
Net increase (decrease) in net assets resulting from operations	68,965,507	101,380,901
Distributions to shareholders	(48,417,894)	(51,135,890)
Share transactions - net increase (decrease)	(43,232,044)	(22,496,103)
Total increase (decrease) in net assets	(22,684,431)	27,748,908
Net Assets
Beginning of period	781,369,810	753,620,902
End of period	$758,685,379	$781,369,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$14.01	$12.58	$14.03	$12.56
Income from Investment Operations
Net investment income (loss)A	.27	.17	.28	.21	.21
Net realized and unrealized gain (loss)	1.11	1.84	2.16	(1.01)	1.84
Total from investment operations	1.38	2.01	2.44	(.80)	2.05
Distributions from net investment income	(.17)	(.18)	(.28)	(.21)	(.21)
Distributions from net realized gain	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(.99)B	(.99)B	(1.01)	(.65)	(.58)
Net asset value, end of period	$15.42	$15.03	$14.01	$12.58	$14.03
Total ReturnC,D	9.47%	15.06%	20.13%	(5.86)%	16.62%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.77%	1.27%	2.08%	1.50%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$82,875	$80,503	$74,801	$63,490	$75,021
Portfolio turnover rateH	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$13.96	$12.54	$13.99	$12.53
Income from Investment Operations
Net investment income (loss)A	.25	.16	.26	.19	.19
Net realized and unrealized gain (loss)	1.12	1.82	2.16	(1.00)	1.84
Total from investment operations	1.37	1.98	2.42	(.81)	2.03
Distributions from net investment income	(.16)	(.17)	(.27)	(.20)	(.20)
Distributions from net realized gain	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(.97)	(.97)	(1.00)	(.64)	(.57)
Net asset value, end of period	$15.37	$14.97	$13.96	$12.54	$13.99
Total ReturnB,C	9.47%	14.92%	20.01%	(5.98)%	16.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.67%	1.17%	1.98%	1.40%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$167,097	$178,229	$171,842	$132,086	$140,686
Portfolio turnover rateF	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.92	$12.50	$13.94	$12.49
Income from Investment Operations
Net investment income (loss)A	.23	.14	.24	.17	.17
Net realized and unrealized gain (loss)	1.11	1.81	2.16	(.99)	1.83
Total from investment operations	1.34	1.95	2.40	(.82)	2.00
Distributions from net investment income	(.13)	(.14)	(.25)	(.18)	(.17)
Distributions from net realized gain	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(.95)B	(.95)B	(.98)	(.62)	(.55)B
Net asset value, end of period	$15.31	$14.92	$13.92	$12.50	$13.94
Total ReturnC,D	9.26%	14.72%	19.88%	(6.08)%	16.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.51%	1.02%	1.83%	1.25%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$508,713	$522,637	$506,978	$464,178	$556,429
Portfolio turnover rateG	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	24.8
VIP Overseas Portfolio Initial Class	17.4
VIP Emerging Markets Portfolio Initial Class	11.1
Fidelity Inflation-Protected Bond Index Fund	8.5
VIP Growth & Income Portfolio Initial Class	6.1
VIP Equity-Income Portfolio Initial Class	5.3
VIP Growth Portfolio Initial Class	5.2
VIP Contrafund Portfolio Initial Class	5.1
VIP Value Portfolio Initial Class	3.9
Fidelity Long-Term Treasury Bond Index Fund	3.4
90.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.0%
International Equity Funds	28.5%
Bond Funds	40.5%
Short-Term Funds	2.0%

VIP Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	362,067	$19,678,366
VIP Equity-Income Portfolio Initial Class (a)	796,003	20,815,467
VIP Growth & Income Portfolio Initial Class (a)	903,734	23,695,903
VIP Growth Portfolio Initial Class (a)	196,480	20,125,466
VIP Mid Cap Portfolio Initial Class (a)	140,224	5,773,032
VIP Value Portfolio Initial Class (a)	834,855	15,261,149
VIP Value Strategies Portfolio Initial Class (a)	455,876	7,476,361
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,976,893)		112,825,744

International Equity Funds - 28.5%
VIP Emerging Markets Portfolio Initial Class (a)	3,428,707	43,133,138
VIP Overseas Portfolio Initial Class (a)	2,321,491	67,973,251
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,344,867)		111,106,389

Bond Funds - 40.5%
Fidelity Inflation-Protected Bond Index Fund (a)	2,952,099	32,945,426
Fidelity International Bond Index Fund (a)	710,535	7,091,139
Fidelity Long-Term Treasury Bond Index Fund (a)	906,720	13,374,126
VIP High Income Portfolio Initial Class (a)	1,482,560	7,783,442
VIP Investment Grade Bond Portfolio Initial Class (a)	7,239,003	96,640,695
TOTAL BOND FUNDS
(Cost $154,453,009)		157,834,828

Short-Term Funds - 2.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $7,981,124)	7,981,124	7,981,124
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $317,755,893)		389,748,085
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,867)
NET ASSETS - 100%		$389,708,218

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,013,026	$17,202,749	$4,344,021	$1,395,754	$(6,411)	$80,083	$32,945,426
Fidelity International Bond Index Fund	--	7,395,104	269,262	11,477	(1,797)	(32,906)	7,091,139
Fidelity Long-Term Treasury Bond Index Fund	7,273,757	9,767,685	3,274,521	288,509	(160,801)	(231,994)	13,374,126
VIP Contrafund Portfolio Initial Class	16,550,098	7,681,812	6,945,485	2,304,676	387,445	2,004,496	19,678,366
VIP Emerging Markets Portfolio Initial Class	39,644,903	22,728,597	12,771,519	5,679,488	44,318	(6,513,161)	43,133,138
VIP Equity-Income Portfolio Initial Class	17,466,263	9,106,595	7,428,425	2,619,203	76,157	1,594,877	20,815,467
VIP Government Money Market Portfolio Initial Class 0.01%	16,220,300	6,116,839	14,356,014	1,556	(1)	--	7,981,124
VIP Growth & Income Portfolio Initial Class	19,894,340	9,043,633	8,684,449	1,580,706	119,494	3,322,885	23,695,903
VIP Growth Portfolio Initial Class	16,864,291	9,666,629	6,616,761	3,824,855	267,838	(56,531)	20,125,466
VIP High Income Portfolio Initial Class	6,310,969	2,837,388	1,274,942	400,935	2,778	(92,751)	7,783,442
VIP Investment Grade Bond Portfolio Initial Class	81,694,180	40,911,547	21,333,681	4,330,342	(169,283)	(4,462,068)	96,640,695
VIP Mid Cap Portfolio Initial Class	4,823,974	2,539,258	1,895,892	913,509	49,133	256,559	5,773,032
VIP Overseas Portfolio Initial Class	49,891,258	30,365,212	18,090,493	4,947,551	174,328	5,632,946	67,973,251
VIP Value Portfolio Initial Class	12,775,403	6,527,634	5,876,878	1,891,799	323,602	1,511,388	15,261,149
VIP Value Strategies Portfolio Initial Class	6,250,350	2,973,118	3,017,306	728,838	174,468	1,095,731	7,476,361
	$315,673,112	$184,863,800	$116,179,649	$30,919,198	$1,281,268	$4,109,554	$389,748,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$112,825,744	$112,825,744	$--	$--
International Equity Funds	111,106,389	111,106,389	--	--
Bond Funds	157,834,828	157,834,828	--	--
Short-Term Funds	7,981,124	7,981,124	--	--
Total Investments in Securities:	$389,748,085	$389,748,085	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $317,755,893)	$389,748,085
Total Investment in Securities (cost $317,755,893)		$389,748,085
Cash		4,108
Receivable for investments sold		7,607,362
Receivable for fund shares sold		176,714
Total assets		397,536,269
Liabilities
Payable for investments purchased	$6,697,069
Payable for fund shares redeemed	1,087,722
Distribution and service plan fees payable	43,260
Total liabilities		7,828,051
Net Assets		$389,708,218
Net Assets consist of:
Paid in capital		$295,999,801
Total accumulated earnings (loss)		93,708,417
Net Assets		$389,708,218
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($59,714,957 ÷ 3,351,477 shares)		$17.82
Service Class:
Net Asset Value, offering price and redemption price per share ($199,247,593 ÷ 11,218,702 shares)		$17.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($130,745,668 ÷ 7,406,386 shares)		$17.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$6,556,702
Expenses
Distribution and service plan fees	$483,480
Independent trustees' fees and expenses	1,052
Total expenses before reductions	484,532
Expense reductions	(2)
Total expenses after reductions		484,530
Net investment income (loss)		6,072,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,281,268
Capital gain distributions from underlying funds:
Affiliated issuers	24,362,496
Total net realized gain (loss)		25,643,764
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,109,554
Total change in net unrealized appreciation (depreciation)		4,109,554
Net gain (loss)		29,753,318
Net increase (decrease) in net assets resulting from operations		$35,825,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,072,172	$3,113,213
Net realized gain (loss)	25,643,764	7,926,475
Change in net unrealized appreciation (depreciation)	4,109,554	30,838,532
Net increase (decrease) in net assets resulting from operations	35,825,490	41,878,220
Distributions to shareholders	(15,855,305)	(14,133,069)
Share transactions - net increase (decrease)	54,096,423	46,411,025
Total increase (decrease) in net assets	74,066,608	74,156,176
Net Assets
Beginning of period	315,641,610	241,485,434
End of period	$389,708,218	$315,641,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$15.34	$13.21	$14.64	$12.95
Income from Investment Operations
Net investment income (loss)A	.32	.20	.30	.23	.22
Net realized and unrealized gain (loss)	1.47	2.16	2.53	(1.17)	2.06
Total from investment operations	1.79	2.36	2.83	(.94)	2.28
Distributions from net investment income	(.19)	(.19)	(.30)	(.21)	(.21)
Distributions from net realized gain	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(.81)	(.86)	(.70)B	(.49)	(.59)
Net asset value, end of period	$17.82	$16.84	$15.34	$13.21	$14.64
Total ReturnC,D	10.83%	15.95%	21.86%	(6.52)%	17.89%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.82%	1.33%	2.04%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$59,715	$55,624	$47,253	$38,096	$37,773
Portfolio turnover rateH	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$15.30	$13.18	$14.61	$12.92
Income from Investment Operations
Net investment income (loss)A	.30	.18	.28	.21	.21
Net realized and unrealized gain (loss)	1.46	2.15	2.53	(1.16)	2.06
Total from investment operations	1.76	2.33	2.81	(.95)	2.27
Distributions from net investment income	(.17)	(.18)	(.28)	(.19)	(.20)
Distributions from net realized gain	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(.79)	(.84)B	(.69)	(.48)B	(.58)
Net asset value, end of period	$17.76	$16.79	$15.30	$13.18	$14.61
Total ReturnC,D	10.71%	15.83%	21.70%	(6.61)%	17.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.72%	1.23%	1.94%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$199,248	$147,904	$96,430	$79,033	$69,430
Portfolio turnover rateG	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$15.21	$13.11	$14.54	$12.87
Income from Investment Operations
Net investment income (loss)A	.27	.16	.26	.19	.18
Net realized and unrealized gain (loss)	1.46	2.14	2.51	(1.16)	2.04
Total from investment operations	1.73	2.30	2.77	(.97)	2.22
Distributions from net investment income	(.15)	(.15)	(.26)	(.18)	(.18)
Distributions from net realized gain	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(.77)	(.82)	(.67)	(.46)	(.55)B
Net asset value, end of period	$17.65	$16.69	$15.21	$13.11	$14.54
Total ReturnC,D	10.55%	15.68%	21.51%	(6.78)%	17.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%	1.08%	1.79%	1.32%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$130,746	$112,114	$97,802	$69,234	$63,568
Portfolio turnover rateG	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	22.1
VIP Overseas Portfolio Initial Class	19.3
VIP Emerging Markets Portfolio Initial Class	11.9
VIP Growth & Income Portfolio Initial Class	6.9
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Initial Class	6.1
VIP Growth Portfolio Initial Class	5.9
VIP Contrafund Portfolio Initial Class	5.7
VIP Value Portfolio Initial Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	3.6
92.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.9%
International Equity Funds	31.2%
Bond Funds	35.5%
Short-Term Funds	0.4%

VIP Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	713,338	$38,769,905
VIP Equity-Income Portfolio Initial Class (a)	1,568,231	41,009,253
VIP Growth & Income Portfolio Initial Class (a)	1,780,512	46,685,013
VIP Growth Portfolio Initial Class (a)	387,101	39,650,760
VIP Mid Cap Portfolio Initial Class (a)	276,257	11,373,487
VIP Value Portfolio Initial Class (a)	1,644,780	30,066,582
VIP Value Strategies Portfolio Initial Class (a)	898,132	14,729,371
TOTAL DOMESTIC EQUITY FUNDS
(Cost $136,279,326)		222,284,371

International Equity Funds - 31.2%
VIP Emerging Markets Portfolio Initial Class (a)	6,359,582	80,003,541
VIP Overseas Portfolio Initial Class (a)	4,460,113	130,592,101
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $157,382,166)		210,595,642

Bond Funds - 35.5%
Fidelity Inflation-Protected Bond Index Fund (a)	3,771,227	42,086,896
Fidelity International Bond Index Fund (a)	1,063,229	10,611,029
Fidelity Long-Term Treasury Bond Index Fund (a)	1,669,764	24,629,023
VIP High Income Portfolio Initial Class (a)	2,571,744	13,501,658
VIP Investment Grade Bond Portfolio Initial Class (a)	11,187,881	149,358,215
TOTAL BOND FUNDS
(Cost $235,521,248)		240,186,821

Short-Term Funds - 0.4%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,836,451)	2,836,451	2,836,451
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $532,019,191)		675,903,285
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71,370)
NET ASSETS - 100%		$675,831,915

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$405,132	$405,132	$--	$--	$--	$--	0.0%
Total	$--	$405,132	$405,132	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$29,783,413	$16,701,209	$4,701,424	$1,822,053	$(285)	$303,983	$42,086,896
Fidelity International Bond Index Fund	--	10,895,042	233,173	16,992	(1,725)	(49,115)	10,611,029
Fidelity Long-Term Treasury Bond Index Fund	12,279,798	17,826,689	4,820,912	499,538	(241,535)	(415,017)	24,629,023
VIP Contrafund Portfolio Initial Class	32,382,026	13,679,194	11,884,928	4,510,129	638,108	3,955,505	38,769,905
VIP Emerging Markets Portfolio Initial Class	72,038,898	39,394,815	19,468,895	10,496,309	48,721	(12,009,998)	80,003,541
VIP Equity-Income Portfolio Initial Class	34,174,104	16,740,829	13,067,903	5,144,411	108,152	3,054,071	41,009,253
VIP Government Money Market Portfolio Initial Class 0.01%	5,966,821	6,934,171	10,064,541	658	--	--	2,836,451
VIP Growth & Income Portfolio Initial Class	38,924,885	16,522,112	15,380,388	3,106,958	314,361	6,304,043	46,685,013
VIP Growth Portfolio Initial Class	32,997,132	17,614,764	11,268,980	7,534,971	363,693	(55,849)	39,650,760
VIP High Income Portfolio Initial Class	10,654,461	4,662,698	1,650,509	691,600	2,794	(167,786)	13,501,658
VIP Investment Grade Bond Portfolio Initial Class	121,178,845	62,942,519	27,713,725	6,638,992	(333,338)	(6,716,086)	149,358,215
VIP Mid Cap Portfolio Initial Class	9,438,577	4,689,208	3,332,539	1,793,887	177,665	400,576	11,373,487
VIP Overseas Portfolio Initial Class	95,883,493	53,141,054	29,272,727	9,509,626	125,856	10,714,425	130,592,101
VIP Value Portfolio Initial Class	24,996,194	11,997,492	10,428,270	3,714,252	553,526	2,947,640	30,066,582
VIP Value Strategies Portfolio Initial Class	12,229,273	5,438,734	5,388,676	1,430,362	315,275	2,134,765	14,729,371
	$532,927,920	$299,180,530	$168,677,590	$56,910,738	$2,071,268	$10,401,157	$675,903,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$222,284,371	$222,284,371	$--	$--
International Equity Funds	210,595,642	210,595,642	--	--
Bond Funds	240,186,821	240,186,821	--	--
Short-Term Funds	2,836,451	2,836,451	--	--
Total Investments in Securities:	$675,903,285	$675,903,285	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $532,019,191)	$675,903,285
Total Investment in Securities (cost $532,019,191)		$675,903,285
Cash		3,075
Receivable for investments sold		10,941,618
Receivable for fund shares sold		278,874
Total assets		687,126,852
Liabilities
Payable for investments purchased	$9,844,163
Payable for fund shares redeemed	1,376,755
Distribution and service plan fees payable	74,019
Total liabilities		11,294,937
Net Assets		$675,831,915
Net Assets consist of:
Paid in capital		$492,943,266
Total accumulated earnings (loss)		182,888,649
Net Assets		$675,831,915
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($138,193,411 ÷ 7,708,334 shares)		$17.93
Service Class:
Net Asset Value, offering price and redemption price per share ($294,595,047 ÷ 16,478,337 shares)		$17.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($243,043,457 ÷ 13,649,337 shares)		$17.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$10,860,851
Expenses
Distribution and service plan fees	$816,885
Independent trustees' fees and expenses	1,784
Total expenses before reductions	818,669
Expense reductions	(1)
Total expenses after reductions		818,668
Net investment income (loss)		10,042,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,071,268
Capital gain distributions from underlying funds:
Affiliated issuers	46,049,887
Total net realized gain (loss)		48,121,155
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	10,401,157
Total change in net unrealized appreciation (depreciation)		10,401,157
Net gain (loss)		58,522,312
Net increase (decrease) in net assets resulting from operations		$68,564,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,042,183	$5,221,413
Net realized gain (loss)	48,121,155	16,784,674
Change in net unrealized appreciation (depreciation)	10,401,157	51,832,228
Net increase (decrease) in net assets resulting from operations	68,564,495	73,838,315
Distributions to shareholders	(31,178,354)	(26,551,803)
Share transactions - net increase (decrease)	105,572,827	50,646,251
Total increase (decrease) in net assets	142,958,968	97,932,763
Net Assets
Beginning of period	532,872,947	434,940,184
End of period	$675,831,915	$532,872,947

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.83	$15.28	$12.98	$14.67	$12.75
Income from Investment Operations
Net investment income (loss)A	.31	.19	.30	.20	.20
Net realized and unrealized gain (loss)	1.72	2.28	2.80	(1.32)	2.41
Total from investment operations	2.03	2.47	3.10	(1.12)	2.61
Distributions from net investment income	(.19)	(.19)	(.29)	(.20)	(.20)
Distributions from net realized gain	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(.93)	(.92)B	(.80)	(.57)	(.69)
Net asset value, end of period	$17.93	$16.83	$15.28	$12.98	$14.67
Total ReturnC,D	12.37%	16.89%	24.43%	(7.78)%	20.96%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.77%	1.31%	2.09%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$138,193	$113,727	$93,564	$71,004	$74,247
Portfolio turnover rateH	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$15.25	$12.95	$14.64	$12.73
Income from Investment Operations
Net investment income (loss)A	.29	.18	.29	.19	.19
Net realized and unrealized gain (loss)	1.72	2.27	2.79	(1.32)	2.40
Total from investment operations	2.01	2.45	3.08	(1.13)	2.59
Distributions from net investment income	(.18)	(.17)	(.28)	(.19)	(.19)
Distributions from net realized gain	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(.92)	(.91)	(.78)B	(.56)	(.68)
Net asset value, end of period	$17.88	$16.79	$15.25	$12.95	$14.64
Total ReturnC,D	12.24%	16.76%	24.37%	(7.88)%	20.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.67%	1.21%	1.99%	1.32%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$294,595	$225,149	$168,105	$121,155	$111,029
Portfolio turnover rateG	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.73	$15.19	$12.91	$14.60	$12.69
Income from Investment Operations
Net investment income (loss)A	.27	.16	.26	.17	.17
Net realized and unrealized gain (loss)	1.70	2.26	2.78	(1.32)	2.40
Total from investment operations	1.97	2.42	3.04	(1.15)	2.57
Distributions from net investment income	(.15)	(.15)	(.26)	(.17)	(.16)
Distributions from net realized gain	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(.89)	(.88)B	(.76)B	(.54)	(.66)B
Net asset value, end of period	$17.81	$16.73	$15.19	$12.91	$14.60
Total ReturnC,D	12.07%	16.64%	24.11%	(8.05)%	20.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.52%	1.06%	1.84%	1.17%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$243,043	$193,997	$173,271	$130,567	$144,577
Portfolio turnover rateG	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	23.5
VIP Emerging Markets Portfolio Initial Class	13.6
VIP Investment Grade Bond Portfolio Initial Class	12.1
VIP Growth & Income Portfolio Initial Class	8.8
VIP Equity-Income Portfolio Initial Class	7.8
VIP Growth Portfolio Initial Class	7.5
VIP Contrafund Portfolio Initial Class	7.3
VIP Value Portfolio Initial Class	5.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	2.8
92.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.0%
International Equity Funds	37.1%
Bond Funds	20.9%

VIP Freedom 2035 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	287,328	$15,616,284
VIP Equity-Income Portfolio Initial Class (a)	631,654	16,517,751
VIP Growth & Income Portfolio Initial Class (a)	717,174	18,804,297
VIP Growth Portfolio Initial Class (a)	155,922	15,971,085
VIP Mid Cap Portfolio Initial Class (a)	111,270	4,581,003
VIP Value Portfolio Initial Class (a)	662,492	12,110,363
VIP Value Strategies Portfolio Initial Class (a)	361,748	5,932,671
TOTAL DOMESTIC EQUITY FUNDS
(Cost $67,469,691)		89,533,454

International Equity Funds - 37.1%
VIP Emerging Markets Portfolio Initial Class (a)	2,304,233	28,987,255
VIP Overseas Portfolio Initial Class (a)	1,704,758	49,915,329
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $64,668,835)		78,902,584

Bond Funds - 20.9%
Fidelity Inflation-Protected Bond Index Fund (a)	427,636	4,772,420
Fidelity International Bond Index Fund (a)	279,712	2,791,522
Fidelity Long-Term Treasury Bond Index Fund (a)	546,789	8,065,134
VIP High Income Portfolio Initial Class (a)	608,143	3,192,751
VIP Investment Grade Bond Portfolio Initial Class (a)	1,925,220	25,701,690
TOTAL BOND FUNDS
(Cost $44,207,439)		44,523,517
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $176,345,965)		212,959,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,715)
NET ASSETS - 100%		$212,929,840

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$9	$--	$9	$--	$--	$--	$--	0.0%
Total	$9	$--	$9	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,137,030	$2,432,750	$830,125	$203,333	$448	$32,317	$4,772,420
Fidelity International Bond Index Fund	--	2,904,397	99,630	4,400	(582)	(12,663)	2,791,522
Fidelity Long-Term Treasury Bond Index Fund	3,608,584	6,586,573	1,947,307	155,914	(82,312)	(100,404)	8,065,134
VIP Contrafund Portfolio Initial Class	12,030,066	7,308,774	5,539,500	1,771,089	225,192	1,591,752	15,616,284
VIP Emerging Markets Portfolio Initial Class	24,093,645	17,185,144	7,912,681	3,704,604	(69,276)	(4,309,577)	28,987,255
VIP Equity-Income Portfolio Initial Class	12,695,397	8,203,481	5,611,358	2,019,649	55,768	1,174,463	16,517,751
VIP Government Money Market Portfolio Initial Class 0.01%	313,117	10,664	323,781	3	--	--	--
VIP Growth & Income Portfolio Initial Class	14,460,466	8,245,672	6,483,280	1,204,837	59,515	2,521,924	18,804,297
VIP Growth Portfolio Initial Class	12,258,848	8,741,526	5,212,519	2,896,440	143,197	40,033	15,971,085
VIP High Income Portfolio Initial Class	3,130,984	1,706,047	1,610,431	166,839	(22,995)	(10,854)	3,192,751
VIP Investment Grade Bond Portfolio Initial Class	18,783,979	15,711,262	7,657,950	1,109,567	(73,111)	(1,062,490)	25,701,690
VIP Mid Cap Portfolio Initial Class	3,506,419	2,311,300	1,440,594	717,454	10,269	193,609	4,581,003
VIP Overseas Portfolio Initial Class	34,747,453	24,177,714	13,242,785	3,553,109	72,351	4,160,596	49,915,329
VIP Value Portfolio Initial Class	9,286,069	5,973,672	4,476,914	1,479,839	73,998	1,253,538	12,110,363
VIP Value Strategies Portfolio Initial Class	4,543,120	2,685,410	2,233,079	571,417	62,192	875,028	5,932,671
	$156,595,177	$114,184,386	$64,621,934	$19,558,494	$454,654	$6,347,272	$212,959,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$89,533,454	$89,533,454	$--	$--
International Equity Funds	78,902,584	78,902,584	--	--
Bond Funds	44,523,517	44,523,517	--	--
Total Investments in Securities:	$212,959,555	$212,959,555	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $176,345,965)	212,959,555
Total Investment in Securities (cost $176,345,965)		$212,959,555
Cash		9
Receivable for investments sold		2,746,142
Receivable for fund shares sold		89,837
Total assets		215,795,543
Liabilities
Payable for investments purchased	$2,635,799
Payable for fund shares redeemed	200,174
Distribution and service plan fees payable	29,730
Total liabilities		2,865,703
Net Assets		$212,929,840
Net Assets consist of:
Paid in capital		$162,714,315
Total accumulated earnings (loss)		50,215,525
Net Assets		$212,929,840
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,426,395 ÷ 579,957 shares)		$30.05
Service Class:
Net Asset Value, offering price and redemption price per share ($82,275,354 ÷ 2,745,779 shares)		$29.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($113,228,091 ÷ 3,801,815 shares)		$29.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,897,899
Expenses
Distribution and service plan fees	$326,527
Independent trustees' fees and expenses	547
Total expenses		327,074
Net investment income (loss)		2,570,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	454,654
Capital gain distributions from underlying funds:
Affiliated issuers	16,660,595
Total net realized gain (loss)		17,115,249
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,347,272
Total change in net unrealized appreciation (depreciation)		6,347,272
Net gain (loss)		23,462,521
Net increase (decrease) in net assets resulting from operations		$26,033,346

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,570,825	$1,288,058
Net realized gain (loss)	17,115,249	4,159,434
Change in net unrealized appreciation (depreciation)	6,347,272	18,356,912
Net increase (decrease) in net assets resulting from operations	26,033,346	23,804,404
Distributions to shareholders	(8,795,165)	(6,485,254)
Share transactions - net increase (decrease)	39,118,407	24,454,816
Total increase (decrease) in net assets	56,356,588	41,773,966
Net Assets
Beginning of period	156,573,252	114,799,286
End of period	$212,929,840	$156,573,252

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$27.34	$24.35	$20.07	$22.88	$19.39
Income from Investment Operations
Net investment income (loss)A	.45	.28	.48	.29	.30
Net realized and unrealized gain (loss)	3.69	4.01	4.92	(2.39)	4.14
Total from investment operations	4.14	4.29	5.40	(2.10)	4.44
Distributions from net investment income	(.30)	(.27)	(.41)	(.26)	(.27)
Distributions from net realized gain	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.43)	(1.30)B	(1.12)	(.71)	(.95)B
Net asset value, end of period	$30.05	$27.34	$24.35	$20.07	$22.88
Total ReturnC,D	15.46%	18.28%	27.49%	(9.30)%	23.35%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.53%	1.20%	2.13%	1.30%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$17,426	$17,852	$12,846	$7,977	$6,197
Portfolio turnover rateH	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$27.27	$24.30	$20.04	$22.84	$19.36
Income from Investment Operations
Net investment income (loss)A	.42	.26	.46	.27	.28
Net realized and unrealized gain (loss)	3.67	3.99	4.90	(2.38)	4.13
Total from investment operations	4.09	4.25	5.36	(2.11)	4.41
Distributions from net investment income	(.27)	(.25)	(.39)	(.25)	(.25)
Distributions from net realized gain	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.40)	(1.28)B	(1.10)	(.69)B	(.93)B
Net asset value, end of period	$29.96	$27.27	$24.30	$20.04	$22.84
Total ReturnC,D	15.32%	18.15%	27.33%	(9.36)%	23.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.43%	1.10%	2.03%	1.20%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$82,275	$51,598	$30,573	$12,303	$8,385
Portfolio turnover rateG	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$24.17	$19.94	$22.73	$19.27
Income from Investment Operations
Net investment income (loss)A	.37	.22	.42	.24	.25
Net realized and unrealized gain (loss)	3.66	3.97	4.88	(2.37)	4.11
Total from investment operations	4.03	4.19	5.30	(2.13)	4.36
Distributions from net investment income	(.23)	(.21)	(.36)	(.22)	(.22)
Distributions from net realized gain	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.36)	(1.25)	(1.07)	(.66)B	(.90)B
Net asset value, end of period	$29.78	$27.11	$24.17	$19.94	$22.73
Total ReturnC,D	15.18%	17.96%	27.13%	(9.50)%	23.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	.95%	1.88%	1.05%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$113,228	$87,124	$71,380	$45,013	$41,677
Portfolio turnover rateG	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.8
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.8%
Bond Funds	9.2%

VIP Freedom 2040 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	324,920	$17,659,408
VIP Equity-Income Portfolio Initial Class (a)	714,272	18,678,220
VIP Growth & Income Portfolio Initial Class (a)	810,986	21,264,053
VIP Growth Portfolio Initial Class (a)	176,323	18,060,762
VIP Mid Cap Portfolio Initial Class (a)	125,824	5,180,173
VIP Value Portfolio Initial Class (a)	749,143	13,694,335
VIP Value Strategies Portfolio Initial Class (a)	409,058	6,708,545
TOTAL DOMESTIC EQUITY FUNDS
(Cost $75,342,101)		101,245,496

International Equity Funds - 41.8%
VIP Emerging Markets Portfolio Initial Class (a)	2,456,526	30,903,098
VIP Overseas Portfolio Initial Class (a)	1,888,575	55,297,478
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,841,242)		86,200,576

Bond Funds - 9.2%
Fidelity Inflation-Protected Bond Index Fund (a)	371,975	4,151,241
Fidelity International Bond Index Fund (a)	111,798	1,115,740
Fidelity Long-Term Treasury Bond Index Fund (a)	530,255	7,821,260
VIP High Income Portfolio Initial Class (a)	589,733	3,096,099
VIP Investment Grade Bond Portfolio Initial Class (a)	209,382	2,795,247
TOTAL BOND FUNDS
(Cost $18,412,424)		18,979,587

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.08% (b)
(Cost $824)	824	824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $163,596,591)		206,426,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,559)
NET ASSETS - 100%		$206,408,924

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$2,100	$--	$1,276	$--	$--	$--	$824	0.0%
Total	$2,100	$--	$1,276	$--	$--	$--	$824

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,015,724	$2,001,583	$906,440	$181,827	$456	$39,918	$4,151,241
Fidelity International Bond Index Fund	--	1,159,904	39,157	1,685	(281)	(4,726)	1,115,740
Fidelity Long-Term Treasury Bond Index Fund	3,469,059	6,308,943	1,785,959	150,275	(71,994)	(98,789)	7,821,260
VIP Contrafund Portfolio Initial Class	13,077,143	7,986,223	5,373,940	1,960,751	170,495	1,799,487	17,659,408
VIP Emerging Markets Portfolio Initial Class	24,925,471	18,207,270	7,583,648	3,903,908	(63,445)	(4,582,550)	30,903,098
VIP Equity-Income Portfolio Initial Class	13,799,404	8,899,207	5,310,564	2,253,850	924	1,289,249	18,678,220
VIP Government Money Market Portfolio Initial Class 0.01%	300,700	4,085	304,785	2	--	--	--
VIP Growth & Income Portfolio Initial Class	15,718,713	9,108,688	6,340,498	1,336,728	43,100	2,734,050	21,264,053
VIP Growth Portfolio Initial Class	13,326,401	9,551,909	5,000,055	3,194,504	98,367	84,140	18,060,762
VIP High Income Portfolio Initial Class	3,009,962	1,663,206	1,543,095	161,232	(28,631)	(5,343)	3,096,099
VIP Investment Grade Bond Portfolio Initial Class	3,689,937	2,574,989	3,315,685	150,103	(20,511)	(133,483)	2,795,247
VIP Mid Cap Portfolio Initial Class	3,811,563	2,490,662	1,320,915	806,529	12,242	186,621	5,180,173
VIP Overseas Portfolio Initial Class	37,375,927	25,659,754	12,259,516	3,881,558	28,927	4,492,386	55,297,478
VIP Value Portfolio Initial Class	10,094,146	6,538,445	4,325,866	1,664,104	46,128	1,341,482	13,694,335
VIP Value Strategies Portfolio Initial Class	4,938,425	2,917,594	2,145,954	642,706	31,776	966,704	6,708,545
	$150,552,575	$105,072,462	$57,556,077	$20,289,762	$247,553	$8,109,146	$206,425,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$101,245,496	$101,245,496	$--	$--
International Equity Funds	86,200,576	86,200,576	--	--
Bond Funds	18,979,587	18,979,587	--	--
Short-Term Funds	824	824	--	--
Total Investments in Securities:	$206,426,483	$206,426,483	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $824)	$824
Other affiliated issuers (cost $163,595,767)	206,425,659
Total Investment in Securities (cost $163,596,591)		$206,426,483
Cash		456
Receivable for investments sold		2,561,213
Receivable for fund shares sold		120,559
Total assets		209,108,711
Liabilities
Payable for investments purchased	$2,294,911
Payable for fund shares redeemed	386,863
Distribution and service plan fees payable	18,013
Total liabilities		2,699,787
Net Assets		$206,408,924
Net Assets consist of:
Paid in capital		$149,175,463
Total accumulated earnings (loss)		57,233,461
Net Assets		$206,408,924
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($45,822,058 ÷ 1,577,969 shares)		$29.04
Service Class:
Net Asset Value, offering price and redemption price per share ($119,061,991 ÷ 4,109,786 shares)		$28.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($41,524,875 ÷ 1,440,095 shares)		$28.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,627,047
Expenses
Distribution and service plan fees	$193,228
Independent trustees' fees and expenses	524
Total expenses		193,752
Net investment income (loss)		2,433,295
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	247,553
Capital gain distributions from underlying funds:
Affiliated issuers	17,662,715
Total net realized gain (loss)		17,910,268
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,109,146
Total change in net unrealized appreciation (depreciation)		8,109,146
Net gain (loss)		26,019,414
Net increase (decrease) in net assets resulting from operations		$28,452,709

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,433,295	$1,152,699
Net realized gain (loss)	17,910,268	4,700,577
Change in net unrealized appreciation (depreciation)	8,109,146	18,310,837
Net increase (decrease) in net assets resulting from operations	28,452,709	24,164,113
Distributions to shareholders	(9,012,010)	(7,009,502)
Share transactions - net increase (decrease)	36,426,608	19,212,268
Total increase (decrease) in net assets	55,867,307	36,366,879
Net Assets
Beginning of period	150,541,617	114,174,738
End of period	$206,408,924	$150,541,617

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.96	$23.08	$18.94	$21.76	$18.39
Income from Investment Operations
Net investment income (loss)A	.41	.24	.40	.27	.28
Net realized and unrealized gain (loss)	4.11	4.02	4.88	(2.39)	3.98
Total from investment operations	4.52	4.26	5.28	(2.12)	4.26
Distributions from net investment income	(.26)	(.23)	(.39)	(.25)	(.25)
Distributions from net realized gain	(1.18)	(1.16)	(.75)	(.45)	(.64)
Total distributions	(1.44)	(1.38)B	(1.14)	(.70)	(.89)
Net asset value, end of period	$29.04	$25.96	$23.08	$18.94	$21.76
Total ReturnC,D	17.83%	19.28%	28.52%	(9.88)%	23.60%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.45%	1.07%	1.86%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$45,822	$34,365	$27,284	$19,652	$16,561
Portfolio turnover rateH	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.91	$23.04	$18.91	$21.72	$18.37
Income from Investment Operations
Net investment income (loss)A	.38	.21	.37	.25	.26
Net realized and unrealized gain (loss)	4.10	4.02	4.88	(2.38)	3.96
Total from investment operations	4.48	4.23	5.25	(2.13)	4.22
Distributions from net investment income	(.24)	(.21)	(.37)	(.23)	(.23)
Distributions from net realized gain	(1.18)	(1.16)	(.75)	(.45)	(.64)
Total distributions	(1.42)	(1.36)B	(1.12)	(.68)	(.87)
Net asset value, end of period	$28.97	$25.91	$23.04	$18.91	$21.72
Total ReturnC,D	17.68%	19.16%	28.39%	(9.94)%	23.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.35%	.97%	1.76%	1.16%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$119,062	$85,197	$63,170	$48,429	$45,492
Portfolio turnover rateG	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.80	$22.95	$18.84	$21.65	$18.30
Income from Investment Operations
Net investment income (loss)A	.33	.18	.34	.22	.23
Net realized and unrealized gain (loss)	4.08	4.00	4.86	(2.38)	3.95
Total from investment operations	4.41	4.18	5.20	(2.16)	4.18
Distributions from net investment income	(.20)	(.17)	(.34)	(.20)	(.19)
Distributions from net realized gain	(1.18)	(1.15)	(.75)	(.45)	(.64)
Total distributions	(1.38)	(1.33)B	(1.09)	(.65)	(.83)
Net asset value, end of period	$28.83	$25.80	$22.95	$18.84	$21.65
Total ReturnC,D	17.50%	18.99%	28.23%	(10.12)%	23.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.20%	.82%	1.61%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$41,525	$30,980	$23,721	$15,391	$16,380
Portfolio turnover rateG	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.9
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.8
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	41.9%
Bond Funds	8.8%

VIP Freedom 2045 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	170,136	$9,246,885
VIP Equity-Income Portfolio Initial Class (a)	374,004	9,780,201
VIP Growth & Income Portfolio Initial Class (a)	424,647	11,134,256
VIP Growth Portfolio Initial Class (a)	92,327	9,457,011
VIP Mid Cap Portfolio Initial Class (a)	65,883	2,712,422
VIP Value Portfolio Initial Class (a)	392,265	7,170,600
VIP Value Strategies Portfolio Initial Class (a)	214,188	3,512,688
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,440,435)		53,014,063

International Equity Funds - 41.9%
VIP Emerging Markets Portfolio Initial Class (a)	1,283,566	16,147,255
VIP Overseas Portfolio Initial Class (a)	987,884	28,925,248
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,016,879)		45,072,503

Bond Funds - 8.8%
Fidelity Inflation-Protected Bond Index Fund (a)	193,715	2,161,858
Fidelity International Bond Index Fund (a)	53,916	538,081
Fidelity Long-Term Treasury Bond Index Fund (a)	276,137	4,073,020
VIP High Income Portfolio Initial Class (a)	307,124	1,612,399
VIP Investment Grade Bond Portfolio Initial Class (a)	76,763	1,024,783
TOTAL BOND FUNDS
(Cost $9,131,882)		9,410,141
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $86,589,196)		107,496,707
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,858)
NET ASSETS - 100%		$107,479,849

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$900	$--	$900	$--	$--	$--	$--	0.0%
Total	$900	$--	$900	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,637,430	$926,112	$423,683	$94,228	$992	$21,007	$2,161,858
Fidelity International Bond Index Fund	--	563,397	22,737	856	(129)	(2,450)	538,081
Fidelity Long-Term Treasury Bond Index Fund	1,883,597	3,179,667	892,168	79,490	(39,431)	(58,645)	4,073,020
VIP Contrafund Portfolio Initial Class	7,100,261	3,682,311	2,587,550	1,039,771	116,278	935,585	9,246,885
VIP Emerging Markets Portfolio Initial Class	13,532,750	8,534,446	3,488,964	2,063,261	(36,366)	(2,394,611)	16,147,255
VIP Equity-Income Portfolio Initial Class	7,492,668	4,070,620	2,487,106	1,189,344	20,557	683,462	9,780,201
VIP Government Money Market Portfolio Initial Class 0.01%	163,305	3,009	166,314	1	--	--	--
VIP Growth & Income Portfolio Initial Class	8,534,374	4,068,985	2,963,448	710,490	30,111	1,464,234	11,134,256
VIP Growth Portfolio Initial Class	7,235,530	4,542,825	2,416,813	1,708,917	68,885	26,584	9,457,011
VIP High Income Portfolio Initial Class	1,634,291	761,857	766,375	84,682	(9,806)	(7,568)	1,612,399
VIP Investment Grade Bond Portfolio Initial Class	2,003,485	1,188,026	2,093,013	70,428	(11,004)	(62,711)	1,024,783
VIP Mid Cap Portfolio Initial Class	2,069,512	1,142,124	617,156	421,822	11,418	106,524	2,712,422
VIP Overseas Portfolio Initial Class	20,293,269	12,180,598	5,954,552	2,056,258	14,580	2,391,353	28,925,248
VIP Value Portfolio Initial Class	5,480,655	2,979,930	2,054,823	870,465	72,589	692,249	7,170,600
VIP Value Strategies Portfolio Initial Class	2,681,333	1,310,388	1,022,650	336,141	25,341	518,276	3,512,688
	$81,742,460	$49,134,295	$27,957,352	$10,726,154	$264,015	$4,313,289	$107,496,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$53,014,063	$53,014,063	$--	$--
International Equity Funds	45,072,503	45,072,503	--	--
Bond Funds	9,410,141	9,410,141	--	--
Total Investments in Securities:	$107,496,707	$107,496,707	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $86,589,196)	$107,496,707
Total Investment in Securities (cost $86,589,196)		$107,496,707
Cash		900
Receivable for investments sold		1,307,660
Receivable for fund shares sold		30,382
Total assets		108,835,649
Liabilities
Payable for investments purchased	$1,155,336
Payable for fund shares redeemed	182,703
Distribution and service plan fees payable	17,761
Total liabilities		1,355,800
Net Assets		$107,479,849
Net Assets consist of:
Paid in capital		$78,865,162
Total accumulated earnings (loss)		28,614,687
Net Assets		$107,479,849
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,865,613 ÷ 234,316 shares)		$29.30
Service Class:
Net Asset Value, offering price and redemption price per share ($22,218,194 ÷ 760,253 shares)		$29.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($78,396,042 ÷ 2,696,611 shares)		$29.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,373,307
Expenses
Distribution and service plan fees	$198,590
Independent trustees' fees and expenses	280
Total expenses		198,870
Net investment income (loss)		1,174,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	264,015
Capital gain distributions from underlying funds:
Affiliated issuers	9,352,847
Total net realized gain (loss)		9,616,862
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,313,289
Total change in net unrealized appreciation (depreciation)		4,313,289
Net gain (loss)		13,930,151
Net increase (decrease) in net assets resulting from operations		$15,104,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,174,437	$563,175
Net realized gain (loss)	9,616,862	2,232,889
Change in net unrealized appreciation (depreciation)	4,313,289	10,278,186
Net increase (decrease) in net assets resulting from operations	15,104,588	13,074,250
Distributions to shareholders	(4,377,051)	(3,303,391)
Share transactions - net increase (decrease)	15,022,841	15,056,889
Total increase (decrease) in net assets	25,750,378	24,827,748
Net Assets
Beginning of period	81,729,471	56,901,723
End of period	$107,479,849	$81,729,471

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.09	$23.08	$18.91	$21.64	$18.31
Income from Investment Operations
Net investment income (loss)A	.40	.25	.43	.27	.30
Net realized and unrealized gain (loss)	4.16	4.03	4.85	(2.39)	3.93
Total from investment operations	4.56	4.28	5.28	(2.12)	4.23
Distributions from net investment income	(.27)	(.22)	(.37)	(.25)	(.24)
Distributions from net realized gain	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(1.35)	(1.27)	(1.11)	(.61)B	(.90)
Net asset value, end of period	$29.30	$26.09	$23.08	$18.91	$21.64
Total ReturnC,D	17.83%	19.27%	28.57%	(9.89)%	23.59%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.42%	1.12%	2.01%	1.25%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,866	$5,282	$3,686	$2,583	$1,491
Portfolio turnover rateH	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.03	$23.03	$18.88	$21.61	$18.30
Income from Investment Operations
Net investment income (loss)A	.37	.23	.41	.24	.28
Net realized and unrealized gain (loss)	4.14	4.02	4.83	(2.37)	3.92
Total from investment operations	4.51	4.25	5.24	(2.13)	4.20
Distributions from net investment income	(.24)	(.21)	(.35)	(.23)	(.23)
Distributions from net realized gain	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(1.32)	(1.25)B	(1.09)	(.60)	(.89)
Net asset value, end of period	$29.22	$26.03	$23.03	$18.88	$21.61
Total ReturnC,D	17.69%	19.18%	28.40%	(9.97)%	23.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.02%	1.91%	1.15%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$22,218	$13,322	$7,345	$3,900	$1,923
Portfolio turnover rateG	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.90	$22.93	$18.80	$21.52	$18.22
Income from Investment Operations
Net investment income (loss)A	.33	.19	.37	.21	.24
Net realized and unrealized gain (loss)	4.12	4.00	4.82	(2.37)	3.92
Total from investment operations	4.45	4.19	5.19	(2.16)	4.16
Distributions from net investment income	(.20)	(.17)	(.33)	(.20)	(.20)
Distributions from net realized gain	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(1.28)	(1.22)	(1.06)B	(.56)B	(.86)
Net asset value, end of period	$29.07	$25.90	$22.93	$18.80	$21.52
Total ReturnC,D	17.53%	18.97%	28.25%	(10.13)%	23.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	.87%	1.76%	1.00%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$78,396	$63,126	$45,871	$28,298	$27,399
Portfolio turnover rateG	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.9
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.8
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	41.9%
Bond Funds	8.8%

VIP Freedom 2050 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	153,554	$8,345,650
VIP Equity-Income Portfolio Initial Class (a)	337,551	8,826,950
VIP Growth & Income Portfolio Initial Class (a)	383,256	10,048,982
VIP Growth Portfolio Initial Class (a)	83,329	8,535,341
VIP Mid Cap Portfolio Initial Class (a)	59,462	2,448,058
VIP Value Portfolio Initial Class (a)	354,031	6,471,684
VIP Value Strategies Portfolio Initial Class (a)	193,311	3,170,293
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,974,652)		47,846,958

International Equity Funds - 41.9%
VIP Emerging Markets Portfolio Initial Class (a)	1,158,449	14,573,282
VIP Overseas Portfolio Initial Class (a)	891,615	26,106,477
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,990,312)		40,679,759

Bond Funds - 8.8%
Fidelity Inflation-Protected Bond Index Fund (a)	174,838	1,951,188
Fidelity International Bond Index Fund (a)	48,661	485,638
Fidelity Long-Term Treasury Bond Index Fund (a)	249,230	3,676,148
VIP High Income Portfolio Initial Class (a)	277,191	1,455,253
VIP Investment Grade Bond Portfolio Initial Class (a)	69,282	924,917
TOTAL BOND FUNDS
(Cost $8,230,253)		8,493,144
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $79,195,217)		97,019,861
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,645)
NET ASSETS - 100%		$97,008,216

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$616	$--	$616	$--	$--	$--	$--	0.0%
Total	$616	$--	$616	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,372,191	$944,628	$383,489	$85,001	$36	$17,822	$1,951,188
Fidelity International Bond Index Fund	--	509,535	21,657	764	(175)	(2,065)	485,638
Fidelity Long-Term Treasury Bond Index Fund	1,578,446	2,976,240	803,057	69,853	(29,928)	(45,553)	3,676,148
VIP Contrafund Portfolio Initial Class	5,950,011	3,778,746	2,288,168	915,554	39,215	865,846	8,345,650
VIP Emerging Markets Portfolio Initial Class	11,340,951	8,516,808	3,078,392	1,830,384	(39,948)	(2,166,137)	14,573,282
VIP Equity-Income Portfolio Initial Class	6,278,779	4,257,422	2,275,253	1,061,433	23,908	542,094	8,826,950
VIP Government Money Market Portfolio Initial Class 0.01%	136,874	2,112	138,986	1	--	--	--
VIP Growth & Income Portfolio Initial Class	7,151,897	4,346,115	2,705,568	627,239	22,952	1,233,586	10,048,982
VIP Growth Portfolio Initial Class	6,063,332	4,531,165	2,130,414	1,487,414	21,689	49,569	8,535,341
VIP High Income Portfolio Initial Class	1,369,570	762,747	658,724	76,364	(7,034)	(11,306)	1,455,253
VIP Investment Grade Bond Portfolio Initial Class	1,678,955	1,163,318	1,853,846	61,956	(10,457)	(53,053)	924,917
VIP Mid Cap Portfolio Initial Class	1,734,234	1,184,170	552,380	380,827	3,315	78,719	2,448,058
VIP Overseas Portfolio Initial Class	17,005,863	12,237,483	5,174,056	1,819,272	8,172	2,029,015	26,106,477
VIP Value Portfolio Initial Class	4,592,766	3,114,156	1,843,661	788,718	28,900	579,523	6,471,684
VIP Value Strategies Portfolio Initial Class	2,246,949	1,391,873	916,530	304,451	22,347	425,654	3,170,293
	$68,500,818	$49,716,518	$24,824,181	$9,509,231	$82,992	$3,543,714	$97,019,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$47,846,958	$47,846,958	$--	$--
International Equity Funds	40,679,759	40,679,759	--	--
Bond Funds	8,493,144	8,493,144	--	--
Total Investments in Securities:	$97,019,861	$97,019,861	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $79,195,217)	$97,019,861
Total Investment in Securities (cost $79,195,217)		$97,019,861
Cash		617
Receivable for investments sold		1,163,263
Receivable for fund shares sold		66,075
Total assets		98,249,816
Liabilities
Payable for investments purchased	$1,122,005
Payable for fund shares redeemed	107,332
Distribution and service plan fees payable	12,263
Total liabilities		1,241,600
Net Assets		$97,008,216
Net Assets consist of:
Paid in capital		$72,850,525
Total accumulated earnings (loss)		24,157,691
Net Assets		$97,008,216
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($19,102,438 ÷ 724,653 shares)		$26.36
Service Class:
Net Asset Value, offering price and redemption price per share ($30,244,491 ÷ 1,150,582 shares)		$26.29
Service Class 2:
Net Asset Value, offering price and redemption price per share ($47,661,287 ÷ 1,820,750 shares)		$26.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,241,270
Expenses
Distribution and service plan fees	$129,092
Independent trustees' fees and expenses	241
Total expenses		129,333
Net investment income (loss)		1,111,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	82,992
Capital gain distributions from underlying funds:
Affiliated issuers	8,267,961
Total net realized gain (loss)		8,350,953
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,543,714
Total change in net unrealized appreciation (depreciation)		3,543,714
Net gain (loss)		11,894,667
Net increase (decrease) in net assets resulting from operations		$13,006,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,111,937	$483,689
Net realized gain (loss)	8,350,953	1,747,009
Change in net unrealized appreciation (depreciation)	3,543,714	8,433,190
Net increase (decrease) in net assets resulting from operations	13,006,604	10,663,888
Distributions to shareholders	(3,806,546)	(2,599,691)
Share transactions - net increase (decrease)	19,315,048	15,318,743
Total increase (decrease) in net assets	28,515,106	23,382,940
Net Assets
Beginning of period	68,493,110	45,110,170
End of period	$97,008,216	$68,493,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.45	$20.68	$16.88	$19.50	$16.55
Income from Investment Operations
Net investment income (loss)A	.38	.22	.37	.26	.23
Net realized and unrealized gain (loss)	3.72	3.63	4.36	(2.15)	3.58
Total from investment operations	4.10	3.85	4.73	(1.89)	3.81
Distributions from net investment income	(.24)	(.20)	(.34)	(.21)	(.24)
Distributions from net realized gain	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.19)	(1.08)	(.93)	(.73)	(.86)B
Net asset value, end of period	$26.36	$23.45	$20.68	$16.88	$19.50
Total ReturnC,D	17.83%	19.28%	28.51%	(9.89)%	23.52%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.48%	1.08%	1.96%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$19,102	$13,644	$10,317	$7,056	$5,826
Portfolio turnover rateH	30%	43%	30%	111%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.39	$20.63	$16.84	$19.47	$16.52
Income from Investment Operations
Net investment income (loss)A	.35	.20	.35	.24	.21
Net realized and unrealized gain (loss)	3.72	3.62	4.35	(2.15)	3.59
Total from investment operations	4.07	3.82	4.70	(1.91)	3.80
Distributions from net investment income	(.22)	(.18)	(.32)	(.20)	(.22)
Distributions from net realized gain	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.17)	(1.06)	(.91)	(.72)	(.85)
Net asset value, end of period	$26.29	$23.39	$20.63	$16.84	$19.47
Total ReturnB,C	17.73%	19.17%	28.39%	(10.03)%	23.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.38%	.98%	1.86%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$30,244	$21,593	$14,242	$10,203	$6,748
Portfolio turnover rateF	30%	43%	30%	111%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.31	$20.57	$16.80	$19.42	$16.47
Income from Investment Operations
Net investment income (loss)A	.31	.17	.32	.21	.18
Net realized and unrealized gain (loss)	3.69	3.60	4.34	(2.13)	3.58
Total from investment operations	4.00	3.77	4.66	(1.92)	3.76
Distributions from net investment income	(.18)	(.15)	(.30)	(.18)	(.18)
Distributions from net realized gain	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.13)	(1.03)	(.89)	(.70)	(.81)
Net asset value, end of period	$26.18	$23.31	$20.57	$16.80	$19.42
Total ReturnB,C	17.51%	18.99%	28.22%	(10.13)%	23.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	.83%	1.71%	1.10%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$47,661	$33,256	$20,551	$10,262	$8,285
Portfolio turnover rateF	30%	43%	30%	111%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.9
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.8
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	41.9%
Bond Funds	8.8%

VIP Freedom 2055 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,042	$491,432
VIP Equity-Income Portfolio Initial Class (a)	19,878	519,799
VIP Growth & Income Portfolio Initial Class (a)	22,569	591,747
VIP Growth Portfolio Initial Class (a)	4,907	502,599
VIP Mid Cap Portfolio Initial Class (a)	3,502	144,164
VIP Value Portfolio Initial Class (a)	20,848	381,102
VIP Value Strategies Portfolio Initial Class (a)	11,384	186,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,448,011)		2,817,534

International Equity Funds - 41.9%
VIP Emerging Markets Portfolio Initial Class (a)	68,217	858,167
VIP Overseas Portfolio Initial Class (a)	52,509	1,537,470
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,232,740)		2,395,637

Bond Funds - 8.8%
Fidelity Inflation-Protected Bond Index Fund (a)	10,297	114,909
Fidelity International Bond Index Fund (a)	2,866	28,599
Fidelity Long-Term Treasury Bond Index Fund (a)	14,678	216,499
VIP High Income Portfolio Initial Class (a)	16,323	85,698
VIP Investment Grade Bond Portfolio Initial Class (a)	4,080	54,468
TOTAL BOND FUNDS
(Cost $493,874)		500,173
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,174,625)		5,713,344
NET OTHER ASSETS (LIABILITIES) - 0.0%		(717)
NET ASSETS - 100%		$5,712,627
Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$48,435	$89,980	$23,949	$4,945	$(96)	$539	$114,909
Fidelity International Bond Index Fund	--	30,530	1,795	45	(13)	(123)	28,599
Fidelity Long-Term Treasury Bond Index Fund	55,713	208,909	46,405	3,525	(1,383)	(335)	216,499
VIP Contrafund Portfolio Initial Class	210,005	372,267	132,075	48,739	385	40,850	491,432
VIP Emerging Markets Portfolio Initial Class	400,235	769,506	180,356	97,851	(7,146)	(124,072)	858,167
VIP Equity-Income Portfolio Initial Class	221,608	409,061	130,177	57,339	(832)	20,139	519,799
VIP Government Money Market Portfolio Initial Class 0.01%	4,835	474	5,309	--	--	--	--
VIP Growth& Income Portfolio Initial Class	252,425	436,928	152,630	31,836	(532)	55,556	591,747
VIP Growth Portfolio Initial Class	214,009	414,256	127,362	72,962	(544)	2,240	502,599
VIP High Income Portfolio Initial Class	48,342	74,034	35,454	4,068	(241)	(983)	85,698
VIP Investment Grade Bond Portfolio Initial Class	59,263	98,172	100,095	3,111	(716)	(2,156)	54,468
VIP Mid Cap Portfolio Initial Class	61,211	116,618	33,004	22,190	(370)	(291)	144,164
VIP Overseas Portfolio Initial Class	600,262	1,161,295	317,425	95,976	(3,181)	96,519	1,537,470
VIP Value Portfolio Initial Class	162,102	302,184	101,609	45,335	(1,346)	19,771	381,102
VIP Value Strategies Portfolio Initial Class	79,305	141,354	50,642	17,556	(458)	17,132	186,691
	$2,417,750	$4,625,568	$1,438,287	$505,478	$(16,473)	$124,786	$5,713,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,817,534	$2,817,534	$--	$--
International Equity Funds	2,395,637	2,395,637	--	--
Bond Funds	500,173	500,173	--	--
Total Investments in Securities:	$5,713,344	$5,713,344	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,174,625)	$5,713,344
Total Investment in Securities (cost $5,174,625)		$5,713,344
Cash		16
Receivable for investments sold		105,762
Receivable for fund shares sold		23
Total assets		5,819,145
Liabilities
Payable for investments purchased	$59,973
Payable for fund shares redeemed	42,177
Distributions payable	3,632
Distribution and service plan fees payable	736
Total liabilities		106,518
Net Assets		$5,712,627
Net Assets consist of:
Paid in capital		$4,922,568
Total accumulated earnings (loss)		790,059
Net Assets		$5,712,627
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($501,001 ÷ 35,086 shares)		$14.28
Service Class:
Net Asset Value, offering price and redemption price per share ($2,548,553 ÷ 178,621 shares)		$14.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,663,073 ÷ 186,903 shares)		$14.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$68,098
Expenses
Distribution and service plan fees	$6,558
Independent trustees' fees and expenses	11
Total expenses		6,569
Net investment income (loss)		61,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(16,473)
Capital gain distributions from underlying funds:
Affiliated issuers	437,380
Total net realized gain (loss)		420,907
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	124,786
Total change in net unrealized appreciation (depreciation)		124,786
Net gain (loss)		545,693
Net increase (decrease) in net assets resulting from operations		$607,222

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,529	$16,155
Net realized gain (loss)	420,907	62,457
Change in net unrealized appreciation (depreciation)	124,786	311,896
Net increase (decrease) in net assets resulting from operations	607,222	390,508
Distributions to shareholders	(235,468)	(75,641)
Share transactions - net increase (decrease)	2,923,390	747,309
Total increase (decrease) in net assets	3,295,144	1,062,176
Net Assets
Beginning of period	2,417,483	1,355,307
End of period	$5,712,627	$2,417,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.12	.16
Net realized and unrealized gain (loss)	2.02	1.99	1.02
Total from investment operations	2.25	2.11	1.18
Distributions from net investment income	(.17)	(.10)	(.15)
Distributions from net realized gain	(.46)	(.32)	(.06)
Total distributions	(.64)C	(.42)	(.20)C
Net asset value, end of period	$14.28	$12.67	$10.98
Total ReturnD,E	17.79%	19.28%	11.85%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.64%	1.09%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$501	$423	$366
Portfolio turnover rateJ	35%	64%	24%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.11	.15
Net realized and unrealized gain (loss)	2.02	1.99	1.03
Total from investment operations	2.24	2.10	1.18
Distributions from net investment income	(.16)	(.09)	(.14)
Distributions from net realized gain	(.46)	(.32)	(.06)
Total distributions	(.63)C	(.42)C	(.20)
Net asset value, end of period	$14.27	$12.66	$10.98
Total ReturnD,E	17.72%	19.11%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.54%	.99%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,549	$814	$399
Portfolio turnover rateI	35%	64%	24%H

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.97	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.09	.14
Net realized and unrealized gain (loss)	2.01	1.99	1.02
Total from investment operations	2.21	2.08	1.16
Distributions from net investment income	(.15)	(.08)	(.13)
Distributions from net realized gain	(.46)	(.32)	(.06)
Total distributions	(.61)	(.40)	(.19)
Net asset value, end of period	$14.25	$12.65	$10.97
Total ReturnC,D	17.52%	19.01%	11.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%G
Expenses net of fee waivers, if any	.25%	.25%	.25%G
Expenses net of all reductions	.25%	.25%	.25%G
Net investment income (loss)	1.39%	.84%	1.87%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,663	$1,180	$590
Portfolio turnover rateH	35%	64%	24%G

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.9
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.8
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	41.9%
Bond Funds	8.8%

VIP Freedom 2060 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	14,089	$765,743
VIP Equity-Income Portfolio Initial Class (a)	30,972	809,906
VIP Growth & Income Portfolio Initial Class (a)	35,165	922,033
VIP Growth Portfolio Initial Class (a)	7,646	783,146
VIP Mid Cap Portfolio Initial Class (a)	5,456	224,618
VIP Value Portfolio Initial Class (a)	32,484	593,802
VIP Value Strategies Portfolio Initial Class (a)	17,737	290,886
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,667,670)		4,390,134

International Equity Funds - 41.9%
VIP Emerging Markets Portfolio Initial Class (a)	106,292	1,337,151
VIP Overseas Portfolio Initial Class (a)	81,809	2,395,363
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,384,613)		3,732,514

Bond Funds - 8.8%
Fidelity Inflation-Protected Bond Index Fund (a)	16,042	179,029
Fidelity International Bond Index Fund (a)	4,465	44,559
Fidelity Long-Term Treasury Bond Index Fund (a)	22,868	337,297
VIP High Income Portfolio Initial Class (a)	25,433	133,525
VIP Investment Grade Bond Portfolio Initial Class (a)	6,357	84,863
TOTAL BOND FUNDS
(Cost $766,929)		779,273
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,819,212)		8,901,921
NET OTHER ASSETS (LIABILITIES) - 0.0%		(949)
NET ASSETS - 100%		$8,900,972

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$16	$--	$16	$--	$--	$--	$--	0.0%
Total	$16	$--	$16	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$102,445	$153,350	$78,093	$7,854	$(36)	$1,363	$179,029
Fidelity International Bond Index Fund	--	49,650	4,876	70	(50)	(165)	44,559
Fidelity Long-Term Treasury Bond Index Fund	117,844	360,567	137,491	6,064	(4,917)	1,294	337,297
VIP Contrafund Portfolio Initial Class	444,197	631,613	391,860	79,591	12,028	69,765	765,743
VIP Emerging Markets Portfolio Initial Class	846,529	1,308,162	614,910	159,431	(8,787)	(193,843)	1,337,151
VIP Equity-Income Portfolio Initial Class	468,745	690,428	393,595	92,983	3,344	40,984	809,906
VIP Government Money Market Portfolio Initial Class 0.01%	10,223	210	10,433	--	--	--	--
VIP Growth & Income Portfolio Initial Class	533,919	741,758	457,157	53,321	2,485	101,028	922,033
VIP Growth Portfolio Initial Class	452,658	701,402	383,589	124,535	8,044	4,631	783,146
VIP High Income Portfolio Initial Class	102,247	127,611	94,974	6,658	(103)	(1,256)	133,525
VIP Investment Grade Bond Portfolio Initial Class	125,346	168,318	204,001	5,237	(843)	(3,957)	84,863
VIP Mid Cap Portfolio Initial Class	129,472	193,148	102,035	34,636	972	3,061	224,618
VIP Overseas Portfolio Initial Class	1,269,625	1,970,005	1,025,371	157,489	6,751	174,353	2,395,363
VIP Value Portfolio Initial Class	342,874	509,537	302,250	71,310	1,788	41,853	593,802
VIP Value Strategies Portfolio Initial Class	167,744	238,134	149,209	27,566	1,925	32,292	290,886
	$5,113,868	$7,843,893	$4,349,844	$826,745	$22,601	$271,403	$8,901,921

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,390,134	$4,390,134	$--	$--
International Equity Funds	3,732,514	3,732,514	--	--
Bond Funds	779,273	779,273	--	--
Total Investments in Securities:	$8,901,921	$8,901,921	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,819,212)	$8,901,921
Total Investment in Securities (cost $7,819,212)		$8,901,921
Receivable for investments sold		104,544
Receivable for fund shares sold		5,147
Total assets		9,011,612
Liabilities
Payable for investments purchased	$103,732
Payable for fund shares redeemed	2,747
Distributions payable	3,211
Distribution and service plan fees payable	950
Total liabilities		110,640
Net Assets		$8,900,972
Net Assets consist of:
Paid in capital		$7,476,046
Total accumulated earnings (loss)		1,424,926
Net Assets		$8,900,972
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($522,862 ÷ 36,863 shares)		$14.18
Service Class:
Net Asset Value, offering price and redemption price per share ($6,124,077 ÷ 432,068 shares)		$14.17
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,254,033 ÷ 159,258 shares)		$14.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$110,018
Expenses
Distribution and service plan fees	$9,370
Independent trustees' fees and expenses	21
Total expenses		9,391
Net investment income (loss)		100,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	22,601
Capital gain distributions from underlying funds:
Affiliated issuers	716,727
Total net realized gain (loss)		739,328
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	271,403
Total change in net unrealized appreciation (depreciation)		271,403
Net gain (loss)		1,010,731
Net increase (decrease) in net assets resulting from operations		$1,111,358

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,627	$36,913
Net realized gain (loss)	739,328	62,708
Change in net unrealized appreciation (depreciation)	271,403	705,260
Net increase (decrease) in net assets resulting from operations	1,111,358	804,881
Distributions to shareholders	(423,109)	(175,724)
Share transactions - net increase (decrease)	3,099,350	3,197,125
Total increase (decrease) in net assets	3,787,599	3,826,282
Net Assets
Beginning of period	5,113,373	1,287,091
End of period	$8,900,972	$5,113,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.13	.16
Net realized and unrealized gain (loss)	2.04	1.99	1.02
Total from investment operations	2.25	2.12	1.18
Distributions from net investment income	(.18)	(.11)	(.15)
Distributions from net realized gain	(.54)	(.35)	(.05)
Total distributions	(.72)	(.46)	(.19)C
Net asset value, end of period	$14.18	$12.65	$10.99
Total ReturnD,E	17.79%	19.30%	11.86%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.51%	1.18%	2.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$523	$422	$366
Portfolio turnover rateJ	60%	68%	23%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.12	.15
Net realized and unrealized gain (loss)	2.03	1.99	1.03
Total from investment operations	2.23	2.11	1.18
Distributions from net investment income	(.17)	(.10)	(.14)
Distributions from net realized gain	(.54)	(.35)	(.05)
Total distributions	(.71)	(.45)	(.19)
Net asset value, end of period	$14.17	$12.65	$10.99
Total ReturnC,D	17.62%	19.22%	11.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%G
Expenses net of fee waivers, if any	.10%	.10%	.10%G
Expenses net of all reductions	.10%	.10%	.10%G
Net investment income (loss)	1.41%	1.08%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,124	$3,530	$445
Portfolio turnover rateH	60%	68%	23%G

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.10	.14
Net realized and unrealized gain (loss)	2.03	1.99	1.02
Total from investment operations	2.21	2.09	1.16
Distributions from net investment income	(.15)	(.09)	(.13)
Distributions from net realized gain	(.54)	(.35)	(.05)
Total distributions	(.69)	(.44)	(.18)
Net asset value, end of period	$14.15	$12.63	$10.98
Total ReturnC,D	17.52%	19.04%	11.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%G
Expenses net of fee waivers, if any	.25%	.25%	.25%G
Expenses net of all reductions	.25%	.25%	.25%G
Net investment income (loss)	1.26%	.93%	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,254	$1,161	$475
Portfolio turnover rateH	60%	68%	23%G

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	26.9
VIP Emerging Markets Portfolio Initial Class	15.0
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.8
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	41.9%
Bond Funds	8.8%

VIP Freedom 2065 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,585	$194,870
VIP Equity-Income Portfolio Initial Class (a)	7,882	206,114
VIP Growth & Income Portfolio Initial Class (a)	8,949	234,638
VIP Growth Portfolio Initial Class (a)	1,946	199,303
VIP Mid Cap Portfolio Initial Class (a)	1,389	57,166
VIP Value Portfolio Initial Class (a)	8,267	151,115
VIP Value Strategies Portfolio Initial Class (a)	4,514	74,025
TOTAL DOMESTIC EQUITY FUNDS
(Cost $949,755)		1,117,231

International Equity Funds - 41.9%
VIP Emerging Markets Portfolio Initial Class (a)	27,048	340,266
VIP Overseas Portfolio Initial Class (a)	20,823	609,706
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $856,590)		949,972

Bond Funds - 8.8%
Fidelity Inflation-Protected Bond Index Fund (a)	4,083	45,569
Fidelity International Bond Index Fund (a)	1,136	11,340
Fidelity Long-Term Treasury Bond Index Fund (a)	5,821	85,861
VIP High Income Portfolio Initial Class (a)	6,473	33,983
VIP Investment Grade Bond Portfolio Initial Class (a)	1,618	21,600
TOTAL BOND FUNDS
(Cost $194,253)		198,353
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,000,598)		2,265,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(203)
NET ASSETS - 100%		$2,265,353

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,854	$25,274	$5,450	$2,048	$(16)	$(93)	$45,569
Fidelity International Bond Index Fund	--	11,831	447	16	(7)	(37)	11,340
Fidelity Long-Term Treasury Bond Index Fund	29,742	69,469	11,979	1,374	(794)	(577)	85,861
VIP Contrafund Portfolio Initial Class	112,096	103,476	33,295	20,048	1,279	11,314	194,870
VIP Emerging Markets Portfolio Initial Class	213,543	217,192	41,783	40,694	(432)	(48,254)	340,266
VIP Equity-Income Portfolio Initial Class	118,290	114,712	32,468	23,898	24	5,556	206,114
VIP Government Money Market Portfolio Initial Class 0.01%	2,581	1	2,582	--	--	--	--
VIP Growth & Income Portfolio Initial Class	134,735	118,779	39,118	13,676	577	19,665	234,638
VIP Growth Portfolio Initial Class	114,229	120,286	31,048	31,462	767	(4,931)	199,303
VIP High Income Portfolio Initial Class	25,802	19,123	10,311	1,745	(73)	(558)	33,983
VIP Investment Grade Bond Portfolio Initial Class	31,633	24,890	33,535	1,340	(224)	(1,164)	21,600
VIP Mid Cap Portfolio Initial Class	32,734	32,286	7,034	8,892	276	(1,096)	57,166
VIP Overseas Portfolio Initial Class	320,449	336,591	74,378	40,167	(717)	27,761	609,706
VIP Value Portfolio Initial Class	86,527	85,031	27,498	18,468	1,287	5,768	151,115
VIP Value Strategies Portfolio Initial Class	42,270	38,535	13,555	7,130	882	5,893	74,025
	$1,290,485	$1,317,476	$364,481	$210,958	$2,829	$19,247	$2,265,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,117,231	$1,117,231	$--	$--
International Equity Funds	949,972	949,972	--	--
Bond Funds	198,353	198,353	--	--
Total Investments in Securities:	$2,265,556	$2,265,556	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,000,598)	$2,265,556
Total Investment in Securities (cost $2,000,598)		$2,265,556
Cash		11
Receivable for investments sold		28,804
Receivable for fund shares sold		250
Total assets		2,294,621
Liabilities
Payable for investments purchased	$24,656
Payable for fund shares redeemed	93
Distributions payable	4,300
Distribution and service plan fees payable	219
Total liabilities		29,268
Net Assets		$2,265,353
Net Assets consist of:
Paid in capital		$1,900,721
Total accumulated earnings (loss)		364,632
Net Assets		$2,265,353
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($481,799 ÷ 34,618 shares)		$13.92
Service Class:
Net Asset Value, offering price and redemption price per share ($1,224,213 ÷ 88,034 shares)		$13.91
Service Class 2:
Net Asset Value, offering price and redemption price per share ($559,341 ÷ 40,233 shares)		$13.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$28,594
Expenses
Distribution and service plan fees	$1,889
Independent trustees' fees and expenses	4
Total expenses		1,893
Net investment income (loss)		26,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,829
Capital gain distributions from underlying funds:
Affiliated issuers	182,364
Total net realized gain (loss)		185,193
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	19,247
Total change in net unrealized appreciation (depreciation)		19,247
Net gain (loss)		204,440
Net increase (decrease) in net assets resulting from operations		$231,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,701	$10,457
Net realized gain (loss)	185,193	51,150
Change in net unrealized appreciation (depreciation)	19,247	152,875
Net increase (decrease) in net assets resulting from operations	231,141	214,482
Distributions to shareholders	(116,286)	(61,034)
Share transactions - net increase (decrease)	860,127	40,591
Total increase (decrease) in net assets	974,982	194,039
Net Assets
Beginning of period	1,290,371	1,096,332
End of period	$2,265,353	$1,290,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.12	.15
Net realized and unrealized gain (loss)	1.96	1.99	1.03
Total from investment operations	2.21	2.11	1.18
Distributions from net investment income	(.18)	(.11)	(.15)
Distributions from net realized gain	(.58)	(.49)	(.07)
Total distributions	(.76)	(.60)	(.22)
Net asset value, end of period	$13.92	$12.47	$10.96
Total ReturnC,D	17.81%	19.35%	11.79%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	1.82%	1.07%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$482	$416	$365
Portfolio turnover rateI	24%	34%	24%H

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.11	.14
Net realized and unrealized gain (loss)	1.97	1.98	1.03
Total from investment operations	2.21	2.09	1.17
Distributions from net investment income	(.17)	(.10)	(.14)
Distributions from net realized gain	(.58)	(.49)	(.07)
Total distributions	(.76)C	(.59)	(.21)
Net asset value, end of period	$13.91	$12.46	$10.96
Total ReturnD,E	17.77%	19.16%	11.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.72%	.97%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,224	$416	$365
Portfolio turnover rateI	24%	34%	24%H

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.09	.13
Net realized and unrealized gain (loss)	1.95	1.99	1.03
Total from investment operations	2.17	2.08	1.16
Distributions from net investment income	(.15)	(.09)	(.13)
Distributions from net realized gain	(.58)	(.49)	(.07)
Total distributions	(.73)	(.58)	(.20)
Net asset value, end of period	$13.90	$12.46	$10.96
Total ReturnC,D	17.47%	19.03%	11.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%G
Expenses net of fee waivers, if any	.25%	.25%	.25%G
Expenses net of all reductions	.25%	.25%	.25%G
Net investment income (loss)	1.57%	.82%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$559	$459	$365
Portfolio turnover rateH	24%	34%	24%G

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$71,825,291	$6,791,714	$(438,510)	$6,353,204
VIP Freedom 2005 Portfolio	12,577,891	1,589,017	(29,046)	1,559,971
VIP Freedom 2010 Portfolio	313,428,620	59,719,627	(1,506,923)	58,212,704
VIP Freedom 2015 Portfolio	69,670,112	21,858,108	(242,428)	21,615,680
VIP Freedom 2020 Portfolio	566,823,022	193,835,550	(1,854,030)	191,981,520
VIP Freedom 2025 Portfolio	319,418,305	73,356,330	(3,026,550)	70,329,780
VIP Freedom 2030 Portfolio	536,452,750	144,806,175	(5,355,640)	139,450,535
VIP Freedom 2035 Portfolio	177,658,686	37,261,388	(1,960,519)	35,300,869
VIP Freedom 2040 Portfolio	165,043,333	42,957,753	(1,574,603)	41,383,150
VIP Freedom 2045 Portfolio	87,389,513	20,886,075	(778,881)	20,107,194
VIP Freedom 2050 Portfolio	80,187,121	17,733,359	(900,619)	16,832,740
VIP Freedom 2055 Portfolio	5,201,659	620,419	(108,734)	511,685
VIP Freedom 2060 Portfolio	7,923,068	1,108,732	(129,879)	978,853
VIP Freedom 2065 Portfolio	2,009,333	309,798	(53,575)	256,223

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income Portfolio	$673,185	$2,311,496	$6,353,204
VIP Freedom 2005 Portfolio	117,859	737,528	1,559,971
VIP Freedom 2010 Portfolio	2,998,780	19,632,293	58,212,704
VIP Freedom 2015 Portfolio	696,400	7,799,294	21,615,680
VIP Freedom 2020 Portfolio	5,500,838	65,824,532	191,981,520
VIP Freedom 2025 Portfolio	2,643,564	20,735,073	70,329,780
VIP Freedom 2030 Portfolio	4,068,460	39,369,655	139,450,535
VIP Freedom 2035 Portfolio	922,184	13,992,471	35,300,869
VIP Freedom 2040 Portfolio	911,592	14,938,721	41,383,150
VIP Freedom 2045 Portfolio	484,576	8,022,914	20,107,194
VIP Freedom 2050 Portfolio	427,051	6,897,901	16,832,740
VIP Freedom 2055 Portfolio	7,318	271,056	511,685
VIP Freedom 2060 Portfolio	15,883	430,188	978,853
VIP Freedom 2065 Portfolio	1,143	107,266	256,223

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income Portfolio	$1,486,190	$873,870	$2,360,060
VIP Freedom 2005 Portfolio	295,046	247,258	542,304
VIP Freedom 2010 Portfolio	7,123,989	8,912,048	16,036,037
VIP Freedom 2015 Portfolio	1,987,621	2,923,575	4,911,196
VIP Freedom 2020 Portfolio	16,803,376	31,614,518	48,417,894
VIP Freedom 2025 Portfolio	8,845,417	7,009,888	15,855,305
VIP Freedom 2030 Portfolio	15,458,861	15,719,493	31,178,354
VIP Freedom 2035 Portfolio	4,909,698	3,885,467	8,795,165
VIP Freedom 2040 Portfolio	4,729,534	4,282,476	9,012,010
VIP Freedom 2045 Portfolio	2,366,059	2,010,992	4,377,051
VIP Freedom 2050 Portfolio	2,152,826	1,653,720	3,806,546
VIP Freedom 2055 Portfolio	143,739	91,729	235,468
VIP Freedom 2060 Portfolio	245,751	177,358	423,109
VIP Freedom 2065 Portfolio	62,755	53,531	116,286

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income Portfolio	$1,148,041	$828,360	$1,976,401
VIP Freedom 2005 Portfolio	276,488	300,526	577,014
VIP Freedom 2010 Portfolio	5,642,325	12,327,910	17,970,235
VIP Freedom 2015 Portfolio	1,784,373	3,862,034	5,646,407
VIP Freedom 2020 Portfolio	11,512,339	39,623,551	51,135,890
VIP Freedom 2025 Portfolio	4,908,286	9,224,783	14,133,069
VIP Freedom 2030 Portfolio	7,496,261	19,055,542	26,551,803
VIP Freedom 2035 Portfolio	2,120,394	4,364,860	6,485,254
VIP Freedom 2040 Portfolio	2,002,014	5,007,488	7,009,502
VIP Freedom 2045 Portfolio	1,078,074	2,225,317	3,303,391
VIP Freedom 2050 Portfolio	904,626	1,695,065	2,599,691
VIP Freedom 2055 Portfolio	30,784	44,857	75,641
VIP Freedom 2060 Portfolio	76,734	98,990	175,724
VIP Freedom 2065 Portfolio	22,794	38,240	61,034

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	43,612,349	41,197,616
VIP Freedom 2005 Portfolio	4,574,675	6,286,396
VIP Freedom 2010 Portfolio	119,688,013	109,849,705
VIP Freedom 2015 Portfolio	41,088,860	49,360,498
VIP Freedom 2020 Portfolio	257,721,547	290,449,554
VIP Freedom 2025 Portfolio	184,863,800	116,179,649
VIP Freedom 2030 Portfolio	299,180,530	168,677,590
VIP Freedom 2035 Portfolio	114,184,386	64,621,934
VIP Freedom 2040 Portfolio	105,072,462	57,556,077
VIP Freedom 2045 Portfolio	49,134,295	27,957,352
VIP Freedom 2050 Portfolio	49,716,518	24,824,181
VIP Freedom 2055 Portfolio	4,625,568	1,438,287
VIP Freedom 2060 Portfolio	7,843,893	4,349,844
VIP Freedom 2065 Portfolio	1,317,476	364,481

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$34,597	$70,965	$105,562
VIP Freedom 2005 Portfolio	4,409	684	5,093
VIP Freedom 2010 Portfolio	27,377	823,363	850,740
VIP Freedom 2015 Portfolio	23,803	92,993	116,796
VIP Freedom 2020 Portfolio	169,854	1,303,833	1,473,687
VIP Freedom 2025 Portfolio	177,296	306,184	483,480
VIP Freedom 2030 Portfolio	265,352	551,533	816,885
VIP Freedom 2035 Portfolio	72,094	254,433	326,527
VIP Freedom 2040 Portfolio	104,632	88,596	193,228
VIP Freedom 2045 Portfolio	18,501	180,089	198,590
VIP Freedom 2050 Portfolio	26,577	102,515	129,092
VIP Freedom 2055 Portfolio	1,710	4,848	6,558
VIP Freedom 2060 Portfolio	5,038	4,332	9,370
VIP Freedom 2065 Portfolio	573	1,316	1,889

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2020 Portfolio	2
VIP Freedom 2025 Portfolio	2
VIP Freedom 2030 Portfolio	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$520,146	$484,012
Service Class	1,014,662	836,015
Service Class 2	825,252	656,374
Total	$2,360,060	$1,976,401
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$365,421	$382,732
Service Class	168,577	186,858
Service Class 2	8,306	7,424
Total	$542,304	$577,014
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$824,964	$1,061,790
Service Class	1,179,118	1,525,398
Service Class 2	14,031,955	15,383,047
Total	$16,036,037	$17,970,235
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,774,737	$2,033,812
Service Class	1,274,657	1,491,165
Service Class 2	1,861,802	2,121,430
Total	$4,911,196	$5,646,407
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$5,188,585	$5,314,838
Service Class	10,935,604	11,797,061
Service Class 2	32,293,705	34,023,991
Total	$48,417,894	$51,135,890
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$2,652,492	$2,679,763
Service Class	7,818,315	6,149,457
Service Class 2	5,384,498	5,303,849
Total	$15,855,305	$14,133,069
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$6,616,973	$5,841,068
Service Class	13,521,497	10,623,238
Service Class 2	11,039,884	10,087,497
Total	$31,178,354	$26,551,803
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$711,419	$747,584
Service Class	3,336,825	1,949,191
Service Class 2	4,746,921	3,788,479
Total	$8,795,165	$6,485,254
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$2,057,211	$1,677,759
Service Class	5,162,679	3,902,093
Service Class 2	1,792,120	1,429,650
Total	$9,012,010	$7,009,502
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$266,012	$217,739
Service Class	863,207	472,924
Service Class 2	3,247,832	2,612,728
Total	$4,377,051	$3,303,391
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$760,959	$567,067
Service Class	1,215,158	867,482
Service Class 2	1,830,429	1,165,142
Total	$3,806,546	$2,599,691
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$22,272	$14,159
Service Class	105,576	25,236
Service Class 2	107,620	36,246
Total	$235,468	$75,641
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$26,394	$15,305
Service Class	291,414	121,297
Service Class 2	105,301	39,122
Total	$423,109	$175,724
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$26,253	$20,133
Service Class	61,118	19,766
Service Class 2	28,915	21,135
Total	$116,286	$61,034

8. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Freedom Income Portfolio
Initial Class
Shares sold	358,189	552,815	$4,588,127	$6,628,090
Reinvestment of distributions	41,021	39,522	520,146	484,012
Shares redeemed	(388,318)	(520,401)	(4,961,909)	(6,242,382)
Net increase (decrease)	10,892	71,936	$146,364	$869,720
Service Class
Shares sold	1,600,092	1,968,709	$20,377,343	$24,051,604
Reinvestment of distributions	80,084	68,376	1,014,662	836,015
Shares redeemed	(1,696,496)	(1,550,110)	(21,622,979)	(18,791,928)
Net increase (decrease)	(16,320)	486,975	$(230,974)	$6,095,691
Service Class 2
Shares sold	950,903	1,794,123	$12,082,840	$21,728,081
Reinvestment of distributions	65,416	53,777	825,252	656,374
Shares redeemed	(939,259)	(1,226,432)	(11,930,017)	(14,743,655)
Net increase (decrease)	77,060	621,468	$978,075	$7,640,800
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	3,446	102,610	$47,400	$1,299,891
Reinvestment of distributions	26,966	29,486	365,421	382,732
Shares redeemed	(49,308)	(126,358)	(677,936)	(1,618,161)
Net increase (decrease)	(18,896)	5,738	$(265,115)	$64,462
Service Class
Shares sold	130,776	310,180	$1,787,955	$4,030,290
Reinvestment of distributions	12,364	14,265	168,577	186,858
Shares redeemed	(260,296)	(241,761)	(3,559,968)	(3,115,043)
Net increase (decrease)	(117,156)	82,684	$(1,603,436)	$1,102,105
Service Class 2
Shares sold	10,669	7,829	$144,020	$104,515
Reinvestment of distributions	615	575	8,306	7,424
Shares redeemed	(17,396)	(1,357)	(237,149)	(16,979)
Net increase (decrease)	(6,112)	7,047	$(84,823)	$94,960
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	179,853	489,835	$2,581,137	$6,415,215
Reinvestment of distributions	58,074	79,472	824,964	1,061,790
Shares redeemed	(427,107)	(558,825)	(6,102,315)	(7,238,865)
Net increase (decrease)	(189,180)	10,482	$(2,696,214)	$238,140
Service Class
Shares sold	389,588	942,684	$5,560,403	$12,546,994
Reinvestment of distributions	83,107	114,589	1,179,118	1,525,398
Shares redeemed	(433,308)	(1,157,763)	(6,235,828)	(15,229,370)
Net increase (decrease)	39,387	(100,490)	$503,693	$(1,156,978)
Service Class 2
Shares sold	2,756,110	2,770,168	$39,085,291	$36,777,945
Reinvestment of distributions	995,668	1,160,404	14,031,955	15,383,047
Shares redeemed	(3,323,054)	(2,582,942)	(47,357,244)	(33,553,015)
Net increase (decrease)	428,724	1,347,630	$5,760,002	$18,607,977
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	277,058	620,726	$3,975,397	$7,918,410
Reinvestment of distributions	126,112	154,939	1,774,737	2,033,812
Shares redeemed	(571,619)	(737,634)	(8,195,215)	(9,086,686)
Net increase (decrease)	(168,449)	38,031	$(2,445,081)	$865,536
Service Class
Shares sold	641,202	1,369,703	$9,110,496	$17,305,188
Reinvestment of distributions	90,966	113,838	1,274,657	1,491,165
Shares redeemed	(1,217,382)	(1,280,648)	(17,291,685)	(15,855,790)
Net increase (decrease)	(485,214)	202,893	$(6,906,532)	$2,940,563
Service Class 2
Shares sold	868,218	630,624	$12,305,767	$7,919,327
Reinvestment of distributions	133,189	163,109	1,861,802	2,121,430
Shares redeemed	(1,034,161)	(1,138,399)	(14,655,934)	(14,580,444)
Net increase (decrease)	(32,754)	(344,666)	$(488,365)	$(4,539,687)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	1,430,874	1,897,964	$21,753,158	$25,807,646
Reinvestment of distributions	347,867	386,522	5,188,585	5,314,838
Shares redeemed	(1,762,447)	(2,266,332)	(26,729,953)	(30,233,566)
Net increase (decrease)	16,294	18,154	$211,790	$888,918
Service Class
Shares sold	2,735,016	3,443,575	$41,162,814	$46,267,509
Reinvestment of distributions	736,652	862,629	10,935,604	11,797,061
Shares redeemed	(4,499,252)	(4,710,547)	(67,703,468)	(63,442,317)
Net increase (decrease)	(1,027,584)	(404,343)	$(15,605,050)	$(5,377,747)
Service Class 2
Shares sold	1,467,186	1,549,604	$22,086,029	$20,817,403
Reinvestment of distributions	2,185,191	2,501,532	32,293,705	34,023,991
Shares redeemed	(5,447,540)	(5,451,945)	(82,218,518)	(72,848,668)
Net increase (decrease)	(1,795,163)	(1,400,809)	$(27,838,784)	$(18,007,274)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	683,306	1,004,460	$11,859,005	$14,982,710
Reinvestment of distributions	153,765	173,519	2,652,492	2,679,763
Shares redeemed	(789,018)	(955,265)	(13,881,934)	(13,825,370)
Net increase (decrease)	48,053	222,714	$629,563	$3,837,103
Service Class
Shares sold	4,053,650	6,692,712	$70,364,320	$101,177,814
Reinvestment of distributions	453,741	398,021	7,818,315	6,149,457
Shares redeemed	(2,098,476)	(4,584,417)	(36,573,439)	(68,648,010)
Net increase (decrease)	2,408,915	2,506,316	$41,609,196	$38,679,261
Service Class 2
Shares sold	1,913,234	2,139,387	$33,251,596	$31,188,910
Reinvestment of distributions	315,106	347,604	5,384,498	5,303,849
Shares redeemed	(1,538,377)	(2,198,968)	(26,778,430)	(32,598,098)
Net increase (decrease)	689,963	288,023	$11,857,664	$3,894,661
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,741,665	1,696,990	$30,689,811	$25,110,224
Reinvestment of distributions	383,653	382,273	6,616,973	5,841,068
Shares redeemed	(1,172,674)	(1,446,224)	(20,626,295)	(20,699,851)
Net increase (decrease)	952,644	633,039	$16,680,489	$10,251,441
Service Class
Shares sold	5,043,335	5,313,444	$87,778,513	$79,014,310
Reinvestment of distributions	786,039	696,027	13,521,497	10,623,238
Shares redeemed	(2,759,531)	(3,626,073)	(48,040,103)	(52,784,403)
Net increase (decrease)	3,069,843	2,383,398	$53,259,907	$36,853,145
Service Class 2
Shares sold	3,003,042	2,280,063	$52,397,892	$33,882,846
Reinvestment of distributions	644,889	667,252	11,039,884	10,087,497
Shares redeemed	(1,594,589)	(2,755,570)	(27,805,345)	(40,428,678)
Net increase (decrease)	2,053,342	191,745	$35,632,431	$3,541,665
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	157,522	178,793	$4,647,283	$4,206,939
Reinvestment of distributions	24,766	30,176	711,419	747,584
Shares redeemed	(255,386)	(83,516)	(7,262,497)	(1,915,633)
Net increase (decrease)	(73,098)	125,453	$(1,903,795)	$3,038,890
Service Class
Shares sold	1,529,539	1,688,024	$43,947,826	$39,337,723
Reinvestment of distributions	116,424	78,663	3,336,825	1,949,191
Shares redeemed	(792,525)	(1,132,662)	(23,072,580)	(26,455,568)
Net increase (decrease)	853,438	634,025	$24,212,071	$14,831,346
Service Class 2
Shares sold	1,083,211	1,205,273	$31,352,246	$28,510,668
Reinvestment of distributions	167,006	155,111	4,746,921	3,788,479
Shares redeemed	(661,775)	(1,100,342)	(19,289,036)	(25,714,567)
Net increase (decrease)	588,442	260,042	$16,810,131	$6,584,580
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	383,881	365,769	$10,680,284	$8,106,125
Reinvestment of distributions	74,970	72,430	2,057,211	1,677,759
Shares redeemed	(204,399)	(296,826)	(5,735,042)	(6,410,122)
Net increase (decrease)	254,452	141,373	$7,002,453	$3,373,762
Service Class
Shares sold	1,532,626	1,690,640	$42,423,198	$36,587,034
Reinvestment of distributions	188,520	168,675	5,162,679	3,902,093
Shares redeemed	(899,581)	(1,313,297)	(24,907,500)	(28,344,613)
Net increase (decrease)	821,565	546,018	$22,678,377	$12,144,514
Service Class 2
Shares sold	486,777	341,168	$13,670,651	$7,337,579
Reinvestment of distributions	65,826	62,254	1,792,120	1,429,650
Shares redeemed	(313,215)	(236,379)	(8,716,993)	(5,073,237)
Net increase (decrease)	239,388	167,043	$6,745,778	$3,693,992
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	72,375	72,700	$2,051,727	$1,624,920
Reinvestment of distributions	9,560	9,277	266,012	217,739
Shares redeemed	(50,025)	(39,305)	(1,396,699)	(840,876)
Net increase (decrease)	31,910	42,672	$921,040	$1,001,783
Service Class
Shares sold	362,971	457,384	$10,150,113	$10,064,107
Reinvestment of distributions	31,105	20,078	863,207	472,924
Shares redeemed	(145,573)	(284,591)	(4,074,959)	(6,186,765)
Net increase (decrease)	248,503	192,871	$6,938,361	$4,350,266
Service Class 2
Shares sold	554,421	658,773	$15,570,080	$14,402,147
Reinvestment of distributions	118,258	112,618	3,247,832	2,612,728
Shares redeemed	(412,972)	(335,205)	(11,654,472)	(7,310,035)
Net increase (decrease)	259,707	436,186	$7,163,440	$9,704,840
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	224,467	196,020	$5,743,259	$3,974,313
Reinvestment of distributions	30,419	26,877	760,959	567,067
Shares redeemed	(111,941)	(140,058)	(2,850,566)	(2,740,158)
Net increase (decrease)	142,945	82,839	$3,653,652	$1,801,222
Service Class
Shares sold	474,852	624,475	$12,033,089	$12,445,184
Reinvestment of distributions	48,761	41,282	1,215,158	867,482
Shares redeemed	(296,057)	(432,979)	(7,543,563)	(8,367,357)
Net increase (decrease)	227,556	232,778	$5,704,684	$4,945,309
Service Class 2
Shares sold	572,988	559,721	$14,512,083	$11,067,227
Reinvestment of distributions	73,786	55,496	1,830,429	1,165,142
Shares redeemed	(252,960)	(187,567)	(6,385,800)	(3,660,157)
Net increase (decrease)	393,814	427,650	$9,956,712	$8,572,212
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	2,606	63	$36,840	$600
Reinvestment of distributions	70	2	1,006	26
Shares redeemed	(988)	(1)	(14,558)	(7)
Net increase (decrease)	1,688	64	$23,288	$619
Service Class
Shares sold	141,156	63,050	$1,980,170	$704,283
Reinvestment of distributions	6,227	903	88,926	11,403
Shares redeemed	(33,068)	(35,996)	(471,496)	(408,422)
Net increase (decrease)	114,315	27,957	$1,597,600	$307,264
Service Class 2
Shares sold	108,597	60,053	$1,518,650	$680,253
Reinvestment of distributions	6,452	1,808	91,926	22,813
Shares redeemed	(21,462)	(22,347)	(308,074)	(263,640)
Net increase (decrease)	93,587	39,514	$1,302,502	$439,426
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	3,378	13	$48,051	$125
Reinvestment of distributions	168	–	2,394	–
Shares redeemed	(30)	–	(436)	–
Net increase (decrease)	3,516	13	$50,009	$125
Service Class
Shares sold	302,250	330,217	$4,222,893	$3,653,051
Reinvestment of distributions	19,756	8,429	280,665	106,297
Shares redeemed	(169,112)	(100,016)	(2,388,594)	(1,097,799)
Net increase (decrease)	152,894	238,630	$2,114,964	$2,661,549
Service Class 2
Shares sold	81,341	64,252	$1,138,823	$683,799
Reinvestment of distributions	6,128	1,942	86,950	24,489
Shares redeemed	(20,128)	(17,570)	(291,396)	(172,837)
Net increase (decrease)	67,341	48,624	$934,377	$535,451
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	1,230	–	$16,991	$–
Reinvestment of distributions	61	–	853	–
Shares redeemed	(7)	–	(96)	–
Net increase (decrease)	1,284	–	$17,748	$–
Service Class
Shares sold	52,267	–	$762,467	$–
Reinvestment of distributions	2,578	–	35,951	–
Shares redeemed	(145)	–	(2,084)	–
Net increase (decrease)	54,700	–	$796,334	$–
Service Class 2
Shares sold	3,363	4,923	$45,834	$55,767
Reinvestment of distributions	332	147	4,616	1,836
Shares redeemed	(325)	(1,540)	(4,405)	(17,012)
Net increase (decrease)	3,370	3,530	$46,045	$40,591

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Freedom Income Portfolio	16%	2	45%
VIP: Freedom 2005 Portfolio	69%	1	20%
VIP: Freedom 2010 Portfolio	-	1	88%
VIP: Freedom 2015 Portfolio	28%	2	30%
VIP: Freedom 2020 Portfolio	-	1	69%
VIP: Freedom 2025 Portfolio	-	2	46%
VIP: Freedom 2030 Portfolio	-	1	44%
VIP: Freedom 2035 Portfolio	-	4	69%
VIP: Freedom 2040 Portfolio	-	3	63%
VIP: Freedom 2045 Portfolio	-	4	74%
VIP: Freedom 2050 Portfolio	-	4	73%
VIP: Freedom 2055 Portfolio	21%	2	68%
VIP: Freedom 2060 Portfolio	12%	2	80%
VIP: Freedom 2065 Portfolio	61%	1	33%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	27%
VIP Overseas Portfolio	25%
VIP Value Portfolio	25%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio, which are for each of the two years in the period then ended and for the period from April 11, 2019 (commencement of operations) to December 31, 2019; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Freedom Income Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,012.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,011.50	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,010.80	$1.27
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2005 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,013.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,013.30	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,012.60	$1.27
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2010 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,018.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,018.20	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,016.70	$1.27
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2015 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,023.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,022.70	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,022.10	$1.27
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2020 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,028.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,027.90	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,027.10	$1.28
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2025 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,031.80	$--D
Hypothetical- E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,031.00	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,030.30	$1.28
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2030 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,034.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,034.60	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,033.90	$1.28
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2035 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,041.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,041.10	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,040.30	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2040 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,048.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,047.20	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,046.50	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2045 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,048.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,047.40	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,046.50	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2050 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,048.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,047.70	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,047.00	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2055 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,048.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,047.60	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,047.20	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2060 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,047.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,047.00	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,046.70	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2065 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,048.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,048.00	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,046.90	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/04/2022	02/04/2022	$0.115	$0.402
Service Class	02/04/2022	02/04/2022	$0.115	$0.402
Service Class 2	02/04/2022	02/04/2022	$0.115	$0.402
VIP Freedom 2005 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.121	$0.766
Service Class	02/04/2022	02/04/2022	$0.121	$0.766
Service Class 2	02/04/2022	02/04/2022	$0.121	$0.766
VIP Freedom 2010 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.114	$0.769
Service Class	02/04/2022	02/04/2022	$0.114	$0.769
Service Class 2	02/04/2022	02/04/2022	$0.114	$0.769
VIP Freedom 2015 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.110	$1.264
Service Class	02/04/2022	02/04/2022	$0.110	$1.264
Service Class 2	02/04/2022	02/04/2022	$0.110	$1.264
VIP Freedom 2020 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.111	$1.357
Service Class	02/04/2022	02/04/2022	$0.111	$1.357
Service Class 2	02/04/2022	02/04/2022	$0.111	$1.357
VIP Freedom 2025 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.120	$1.004
Service Class	02/04/2022	02/04/2022	$0.120	$1.004
Service Class 2	02/04/2022	02/04/2022	$0.120	$1.004
VIP Freedom 2030 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.100	$1.049
Service Class	02/04/2022	02/04/2022	$0.100	$1.049
Service Class 2	02/04/2022	02/04/2022	$0.100	$1.049
VIP Freedom 2035 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.112	$1.882
Service Class	02/04/2022	02/04/2022	$0.112	$1.882
Service Class 2	02/04/2022	02/04/2022	$0.112	$1.882
VIP Freedom 2040 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.113	$2.100
Service Class	02/04/2022	02/04/2022	$0.113	$2.100
Service Class 2	02/04/2022	02/04/2022	$0.113	$2.100
VIP Freedom 2045 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.112	$2.142
Service Class	02/04/2022	02/04/2022	$0.112	$2.142
Service Class 2	02/04/2022	02/04/2022	$0.112	$2.142
VIP Freedom 2050 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.101	$1.846
Service Class	02/04/2022	02/04/2022	$0.101	$1.846
Service Class 2	02/04/2022	02/04/2022	$0.101	$1.846
VIP Freedom 2055 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.000	$0.655
Service Class	02/04/2022	02/04/2022	$0.000	$0.655
Service Class 2	02/04/2022	02/04/2022	$0.000	$0.655
VIP Freedom 2060 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.000	$0.669
Service Class	02/04/2022	02/04/2022	$0.000	$0.669
Service Class 2	02/04/2022	02/04/2022	$0.000	$0.669
VIP Freedom 2065 Portfolio
Initial Class	02/04/2022	02/04/2022	$0.000	$0.645
Service Class	02/04/2022	02/04/2022	$0.000	$0.645
Service Class 2	02/04/2022	02/04/2022	$0.000	$0.645

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$2,312,055
VIP Freedom 2005 Portfolio	$738,618
VIP Freedom 2010 Portfolio	$19,660,733
VIP Freedom 2015 Portfolio	$7,803,445
VIP Freedom 2020 Portfolio	$65,856,807
VIP Freedom 2025 Portfolio	$20,735,305
VIP Freedom 2030 Portfolio	$39,424,950
VIP Freedom 2035 Portfolio	$13,994,862
VIP Freedom 2040 Portfolio	$14,939,840
VIP Freedom 2045 Portfolio	$8,024,390
VIP Freedom 2050 Portfolio	$6,901,510
VIP Freedom 2055 Portfolio	$359,022
VIP Freedom 2060 Portfolio	$605,072
VIP Freedom 2065 Portfolio	$155,739

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

VIP Freedom Income Portfolio
Initial Class	16.12%
Service Class	16.12%
Service Class 2	16.12%
VIP Freedom 2005 Portfolio
Initial Class	14.51%
Service Class	14.51%
Service Class 2	14.51%
VIP Freedom 2010 Portfolio
Initial Class	11.83%
Service Class	11.83%
Service Class 2	11.83%
VIP Freedom 2015 Portfolio
Initial Class	9.37%
Service Class	9.37%
Service Class 2	9.37%
VIP Freedom 2020 Portfolio
Initial Class	7.60%
Service Class	7.60%
Service Class 2	7.60%
VIP Freedom 2025 Portfolio
Initial Class	6.40%
Service Class	6.40%
Service Class 2	6.40%
VIP Freedom 2030 Portfolio
Initial Class	4.97%
Service Class	4.97%
Service Class 2	4.97%
VIP Freedom 2035 Portfolio
Initial Class	2.29%
Service Class	2.29%
Service Class 2	2.29%
VIP Freedom 2040 Portfolio
Initial Class	1.51%
Service Class	1.51%
Service Class 2	1.51%
VIP Freedom 2045 Portfolio
Initial Class	1.49%
Service Class	1.49%
Service Class 2	1.49%
VIP Freedom 2050 Portfolio
Initial Class	1.50%
Service Class	1.50%
Service Class 2	1.50%
VIP Freedom 2055 Portfolio
Initial Class	1.52%
Service Class	1.52%
Service Class 2	1.52%
VIP Freedom 2060 Portfolio
Initial Class	1.51%
Service Class	1.51%
Service Class 2	1.51%
VIP Freedom 2065 Portfolio
Initial Class	1.47%
Service Class	1.47%
Service Class 2	1.47%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Freedom Income Portfolio
February 5, 2021	0%	0%	0%
December 15, 2021	5%	6%	6%
VIP Freedom 2005 Portfolio
February 5, 2021	0%	0%	0%
December 15, 2021	7%	7%	8%
VIP Freedom 2010 Portfolio
February 5, 2021	0%	0%	0%
December 15, 2021	10%	11%	12%
VIP Freedom 2015 Portfolio
February 5, 2021	0%	0%	0%
December 15, 2021	13%	14%	15%
VIP Freedom 2020 Portfolio
February 5, 2021	1%	1%	1%
December 15, 2021	16%	16%	18%
VIP Freedom 2025 Portfolio
February 5, 2021	1%	1%	1%
December 15, 2021	17%	17%	19%
VIP Freedom 2030 Portfolio
February 5, 2021	0%	0%	0%
December 15, 2021	19%	19%	20%
VIP Freedom 2035 Portfolio
February 5, 2021	3%	3%	3%
December 15, 2021	22%	23%	25%
VIP Freedom 2040 Portfolio
February 5, 2021	9%	9%	9%
December 15, 2021	26%	27%	29%
VIP Freedom 2045 Portfolio
February 5, 2021	7%	7%	7%
December 15, 2021	27%	28%	29%
VIP Freedom 2050 Portfolio
February 5, 2021	7%	7%	7%
December 15, 2021	27%	28%	29%
VIP Freedom 2055 Portfolio
February 5, 2021	1%	1%	1%
December 30, 2021	22%	23%	24%
December 31, 2021	24%	24%	24%
VIP Freedom 2060 Portfolio
February 5, 2021	2%	2%	2%
December 30, 2021	21%	21%	22%
December 31, 2021	22%	22%	22%
VIP Freedom 2065 Portfolio
February 5, 2021	1%	1%	1%
December 30, 2021	23%	23%	25%
December 31, 2021	24%	24%	24%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/15/21	$0.0429	$0.0043
Service Class	12/15/21	$0.0406	$0.0043
Service Class 2	12/15/21	$0.0373	$0.0043
VIP Freedom 2005 Portfolio
Initial Class	12/15/21	$0.0471	$0.0050
Service Class	12/15/21	$0.0443	$0.0050
Service Class 2	12/15/21	$0.0390	$0.0050
VIP Freedom 2010 Portfolio
Initial Class	12/15/21	$0.0650	$0.0063
Service Class	12/15/21	$0.0617	$0.0063
Service Class 2	12/15/21	$0.0568	$0.0063
VIP Freedom 2015 Portfolio
Initial Class	12/15/21	$0.0722	$0.0074
Service Class	12/15/21	$0.0683	$0.0074
Service Class 2	12/15/21	$0.0638	$0.0074
VIP Freedom 2020 Portfolio
Initial Class	12/15/21	$0.0907	$0.0091
Service Class	12/15/21	$0.0866	$0.0091
Service Class 2	12/15/21	$0.0805	$0.0091
VIP Freedom 2025 Portfolio
Initial Class	12/15/21	$0.1093	$0.0114
Service Class	12/15/21	$0.1052	$0.0114
Service Class 2	12/15/21	$0.0985	$0.0114
VIP Freedom 2030 Portfolio
Initial Class	12/15/21	$0.1190	$0.0125
Service Class	12/15/21	$0.1147	$0.0125
Service Class 2	12/15/21	$0.1080	$0.0125
VIP Freedom 2035 Portfolio
Initial Class	12/15/21	$0.2347	$0.0244
Service Class	12/15/21	$0.2265	$0.0244
Service Class 2	12/15/21	$0.2141	$0.0244
VIP Freedom 2040 Portfolio
Initial Class	12/15/21	$0.2453	$0.0262
Service Class	12/15/21	$0.2365	$0.0262
Service Class 2	12/15/21	$0.2244	$0.0262
VIP Freedom 2045 Portfolio
Initial Class	12/15/21	$0.2588	$0.0266
Service Class	12/15/21	$0.2500	$0.0266
Service Class 2	12/15/21	$0.2349	$0.0266
VIP Freedom 2050 Portfolio
Initial Class	12/15/21	$0.2296	$0.0241
Service Class	12/15/21	$0.2215	$0.0241
Service Class 2	12/15/21	$0.2095	$0.0241
VIP Freedom 2055 Portfolio
Initial Class	12/30/21	$0.1178	$0.0123
Service Class	12/30/21	$0.1143	$0.0123
Service Class 2	12/30/21	$0.1084	$0.0123
VIP Freedom 2060 Portfolio
Initial Class	12/30/21	$0.1213	$0.0129
Service Class	12/30/21	$0.1176	$0.0129
Service Class 2	12/30/21	$0.1126	$0.0129
VIP Freedom 2065 Portfolio
Initial Class	12/30/21	$0.1203	$0.0129
Service Class	12/30/21	$0.1180	$0.0129
Service Class 2	12/30/21	$0.1093	$0.0129

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index).The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included, for each fund except VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund, net cumulative calendar year total return information and an appropriate benchmark index for the most recent one-, three-, and five-year periods and, for VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund, net calendar year total return information and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom 2055 Portfolio

VIP Freedom 2060 Portfolio

VIP Freedom 2065 Portfolio

VIP Freedom Income Portfolio

The Board noted that the management fee rate of 0.00% for each fund ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each class of each fund ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFF2K-ANN-0322
1.826371.117

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® I Portfolio	3.26%	6.07%	5.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® I Portfolio on December 31,2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,863	VIP Freedom Lifetime Income® I Portfolio
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom Lifetime Income® II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® II Portfolio	6.27%	8.55%	7.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® II Portfolio on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,047	VIP Freedom Lifetime Income® II Portfolio
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Freedom Lifetime Income® III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® III Portfolio	9.78%	10.73%	9.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® III Portfolio on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,909	VIP Freedom Lifetime Income® III Portfolio
$46,257	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets.

International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled.

By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return.

Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, VIP Freedom Lifetime Income I Portfolio (+3.26%), VIP Freedom Lifetime Income II Portfolio (+6.27%) and VIP Freedom Lifetime Income III Portfolio (+9.78%) each outperformed its Composite benchmark. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance in 2021. In particular, active security selection among non-U.S. equities added the most value, while performance among U.S. investment-grade bonds helped to a lesser extent. Among non-U.S. equities, Fidelity® VIP Overseas Portfolio (+19.63%) led the way, outperforming its benchmark, the MSCI EAFE Index (+11.48%). An allocation to Fidelity® VIP Investment Grade Bond Portfolio (-0.63%) also helped versus Composites, as the portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (-1.54%). In contrast, top-down, active asset allocation decisions modestly detracted from relative performance for the year. Specifically, an underweighting in U.S. equities – the top-performing asset class in 2021 – notably detracted. Conversely, underweighting U.S. investment-grade bonds added value, as did an overweighting in non-U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	38.2
VIP Government Money Market Portfolio Investor Class 0.01%	20.4
Fidelity Inflation-Protected Bond Index Fund	14.5
VIP Overseas Portfolio Investor Class	6.9
VIP Emerging Markets Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP High Income Portfolio Investor Class	2.0
Fidelity International Bond Index Fund	1.5
VIP Growth & Income Portfolio Investor Class	1.4
VIP Equity-Income Portfolio Investor Class	1.3
95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.7%
Bond Funds	59.0%
Short-Term Funds	20.4%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	2,646	$142,685
VIP Equity-Income Portfolio Investor Class (a)	5,813	150,912
VIP Growth & Income Portfolio Investor Class (a)	6,590	171,790
VIP Growth Portfolio Investor Class (a)	1,435	145,920
VIP Mid Cap Portfolio Investor Class (a)	1,025	41,864
VIP Value Portfolio Investor Class (a)	6,066	110,587
VIP Value Strategies Portfolio Investor Class (a)	3,336	54,205
TOTAL DOMESTIC EQUITY FUNDS
(Cost $485,872)		817,963

International Equity Funds - 13.7%
VIP Emerging Markets Portfolio Investor Class (a)	64,682	809,815
VIP Overseas Portfolio Investor Class (a)	28,229	823,151
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,225,830)		1,632,966

Bond Funds - 59.0%
Fidelity Inflation-Protected Bond Index Fund (a)	155,489	1,735,253
Fidelity International Bond Index Fund (a)	17,908	178,724
Fidelity Long-Term Treasury Bond Index Fund (a)	22,442	331,016
VIP High Income Portfolio Investor Class (a)	45,597	238,018
VIP Investment Grade Bond Portfolio Investor Class (a)	343,096	4,559,737
TOTAL BOND FUNDS
(Cost $6,564,890)		7,042,748

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,440,646)	2,440,646	2,440,646
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,717,238)		11,934,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$11,934,322

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,508,624	$424,384	$209,056	$75,715	$10,271	$1,030	$1,735,253
Fidelity International Bond Index Fund	--	182,212	2,583	298	(16)	(889)	178,724
Fidelity Long-Term Treasury Bond Index Fund	289,244	151,097	91,219	9,210	(4,372)	(13,734)	331,016
VIP Contrafund Portfolio Investor Class	151,975	40,410	68,273	18,283	12,314	6,259	142,685
VIP Emerging Markets Portfolio Investor Class	988,235	287,000	351,558	115,700	52,452	(166,314)	809,815
VIP Equity-Income Portfolio Investor Class	160,339	50,909	75,238	20,365	8,775	6,127	150,912
VIP Government Money Market Portfolio Investor Class 0.01%	2,848,387	144,060	551,801	268	--	--	2,440,646
VIP Growth & Income Portfolio Investor Class	182,701	44,941	84,858	12,693	12,966	16,040	171,790
VIP Growth Portfolio Investor Class	154,851	53,455	62,635	31,978	7,492	(7,243)	145,920
VIP High Income Portfolio Investor Class	250,467	24,239	34,738	13,002	(234)	(1,716)	238,018
VIP Investment Grade Bond Portfolio Investor Class	5,142,034	467,543	792,919	225,112	6,631	(263,552)	4,559,737
VIP Mid Cap Portfolio Investor Class	44,288	11,058	16,820	6,669	3,947	(609)	41,864
VIP Overseas Portfolio Investor Class	657,511	312,838	215,708	61,579	15,394	53,116	823,151
VIP Value Portfolio Investor Class	117,395	33,691	57,564	13,863	10,491	6,574	110,587
VIP Value Strategies Portfolio Investor Class	57,401	12,800	27,227	5,309	5,220	6,011	54,205
	$12,553,452	$2,240,637	$2,642,197	$610,044	$141,331	$(358,900)	$11,934,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$817,963	$817,963	$--	$--
International Equity Funds	1,632,966	1,632,966	--	--
Bond Funds	7,042,748	7,042,748	--	--
Short-Term Funds	2,440,646	2,440,646	--	--
Total Investments in Securities:	$11,934,323	$11,934,323	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,717,238)	$11,934,323
Total Investment in Securities (cost $10,717,238)		$11,934,323
Cash		1
Receivable for investments sold		114,351
Total assets		12,048,675
Liabilities
Payable for investments purchased	$114,154
Payable for fund shares redeemed	199
Total liabilities		114,353
Net Assets		$11,934,322
Net Assets consist of:
Paid in capital		$10,202,246
Total accumulated earnings (loss)		1,732,076
Net Assets		$11,934,322
Net Asset Value, offering price and redemption price per share ($11,934,322 ÷ 993,530 shares)		$12.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$222,396
Expenses
Independent trustees' fees and expenses	$37
Total expenses		37
Net investment income (loss)		222,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	141,331
Capital gain distributions from underlying funds:
Affiliated issuers	387,648
Total net realized gain (loss)		528,979
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(358,900)
Total change in net unrealized appreciation (depreciation)		(358,900)
Net gain (loss)		170,079
Net increase (decrease) in net assets resulting from operations		$392,438

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,359	$158,739
Net realized gain (loss)	528,979	307,780
Change in net unrealized appreciation (depreciation)	(358,900)	761,830
Net increase (decrease) in net assets resulting from operations	392,438	1,228,349
Distributions to shareholders	(490,116)	(582,531)
Share transactions
Proceeds from sales of shares	135,512	210,852
Reinvestment of distributions	490,116	582,531
Cost of shares redeemed	(1,147,079)	(1,492,215)
Net increase (decrease) in net assets resulting from share transactions	(521,451)	(698,832)
Total increase (decrease) in net assets	(619,129)	(53,014)
Net Assets
Beginning of period	12,553,451	12,606,465
End of period	$11,934,322	$12,553,451
Other Information
Shares
Sold	11,144	18,572
Issued in reinvestment of distributions	40,971	50,490
Redeemed	(95,179)	(130,019)
Net increase (decrease)	(43,064)	(60,957)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.49	$10.57	$11.21	$10.76
Income from Investment Operations
Net investment income (loss)A	.22	.15	.24	.19	.22
Net realized and unrealized gain (loss)	.17	1.02	1.05	(.48)	.59
Total from investment operations	.39	1.17	1.29	(.29)	.81
Distributions from net investment income	(.13)	(.16)	(.25)	(.19)	(.23)
Distributions from net realized gain	(.36)	(.39)	(.12)	(.17)	(.13)
Total distributions	(.49)	(.55)	(.37)	(.35)B	(.36)
Net asset value, end of period	$12.01	$12.11	$11.49	$10.57	$11.21
Total ReturnC,D	3.26%	10.44%	12.28%	(2.58)%	7.62%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.83%	1.29%	2.13%	1.69%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$11,934	$12,553	$12,606	$12,208	$13,690
Portfolio turnover rateH	18%	26%	19%	39%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	33.3
VIP Government Money Market Portfolio Investor Class 0.01%	12.9
Fidelity Inflation-Protected Bond Index Fund	12.3
VIP Overseas Portfolio Investor Class	11.0
VIP Emerging Markets Portfolio Investor Class	8.4
VIP Growth & Income Portfolio Investor Class	3.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Equity-Income Portfolio Investor Class	2.8
VIP Growth Portfolio Investor Class	2.8
VIP Contrafund Portfolio Investor Class	2.7
92.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.4%
International Equity Funds	19.4%
Bond Funds	52.3%
Short-Term Funds	12.9%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	16,569	$893,388
VIP Equity-Income Portfolio Investor Class (a)	36,400	944,944
VIP Growth & Income Portfolio Investor Class (a)	41,260	1,075,654
VIP Growth Portfolio Investor Class (a)	8,988	913,726
VIP Mid Cap Portfolio Investor Class (a)	6,420	262,132
VIP Value Portfolio Investor Class (a)	37,983	692,431
VIP Value Strategies Portfolio Investor Class (a)	20,887	339,407
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,009,615)		5,121,682

International Equity Funds - 19.4%
VIP Emerging Markets Portfolio Investor Class (a)	224,226	2,807,309
VIP Overseas Portfolio Investor Class (a)	125,306	3,653,919
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,621,138)		6,461,228

Bond Funds - 52.3%
Fidelity Inflation-Protected Bond Index Fund (a)	366,720	4,092,592
Fidelity International Bond Index Fund (a)	56,574	564,604
Fidelity Long-Term Treasury Bond Index Fund (a)	67,765	999,535
VIP High Income Portfolio Investor Class (a)	127,099	663,459
VIP Investment Grade Bond Portfolio Investor Class (a)	832,412	11,062,752
TOTAL BOND FUNDS
(Cost $16,380,445)		17,382,942

Short-Term Funds - 12.9%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $4,284,312)	4,284,312	4,284,312
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,295,510)		33,250,164
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$33,250,166

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,191,676	$1,339,781	$457,256	$175,023	$4,474	$13,917	$4,092,592
Fidelity International Bond Index Fund	--	576,201	8,743	939	(36)	(2,818)	564,604
Fidelity Long-Term Treasury Bond Index Fund	788,736	516,945	258,189	25,861	(14,296)	(33,661)	999,535
VIP Contrafund Portfolio Investor Class	996,419	188,437	413,482	115,992	112,535	9,479	893,388
VIP Emerging Markets Portfolio Investor Class	3,372,012	868,810	1,026,687	399,878	144,580	(551,406)	2,807,309
VIP Equity-Income Portfolio Investor Class	1,051,244	254,530	458,619	128,957	42,232	55,557	944,944
VIP Government Money Market Portfolio Investor Class 0.01%	5,221,605	455,207	1,392,500	494	--	--	4,284,312
VIP Growth & Income Portfolio Investor Class	1,197,856	217,848	527,678	80,766	112,706	74,922	1,075,654
VIP Growth Portfolio Investor Class	1,015,289	270,401	376,980	203,616	127,087	(122,071)	913,726
VIP High Income Portfolio Investor Class	683,019	76,202	90,315	35,998	(1,395)	(4,052)	663,459
VIP Investment Grade Bond Portfolio Investor Class	11,960,591	1,694,035	1,986,151	536,359	(17,074)	(588,649)	11,062,752
VIP Mid Cap Portfolio Investor Class	290,376	59,102	109,900	42,130	29,138	(6,584)	262,132
VIP Overseas Portfolio Investor Class	3,317,040	1,100,925	1,099,622	285,198	97,252	238,324	3,653,919
VIP Value Portfolio Investor Class	769,693	169,443	359,023	87,446	68,534	43,784	692,431
VIP Value Strategies Portfolio Investor Class	376,355	65,913	176,448	33,654	28,131	45,456	339,407
	$34,231,911	$7,853,780	$8,741,593	$2,152,311	$733,868	$(827,802)	$33,250,164

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,121,682	$5,121,682	$--	$--
International Equity Funds	6,461,228	6,461,228	--	--
Bond Funds	17,382,942	17,382,942	--	--
Short-Term Funds	4,284,312	4,284,312	--	--
Total Investments in Securities:	$33,250,164	$33,250,164	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,295,510)	$33,250,164
Total Investment in Securities (cost $28,295,510)		$33,250,164
Cash		6
Receivable for investments sold		444,192
Total assets		33,694,362
Liabilities
Payable for investments purchased	$443,643
Payable for fund shares redeemed	553
Total liabilities		444,196
Net Assets		$33,250,166
Net Assets consist of:
Paid in capital		$26,162,855
Total accumulated earnings (loss)		7,087,311
Net Assets		$33,250,166
Net Asset Value, offering price and redemption price per share ($33,250,166 ÷ 2,381,702 shares)		$13.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$599,091
Expenses
Independent trustees' fees and expenses	$101
Total expenses		101
Net investment income (loss)		598,990
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	733,868
Capital gain distributions from underlying funds:
Affiliated issuers	1,553,220
Total net realized gain (loss)		2,287,088
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(827,802)
Total change in net unrealized appreciation (depreciation)		(827,802)
Net gain (loss)		1,459,286
Net increase (decrease) in net assets resulting from operations		$2,058,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$598,990	$419,641
Net realized gain (loss)	2,287,088	1,122,412
Change in net unrealized appreciation (depreciation)	(827,802)	2,383,936
Net increase (decrease) in net assets resulting from operations	2,058,276	3,925,989
Distributions to shareholders	(1,715,383)	(1,890,922)
Share transactions
Proceeds from sales of shares	207,993	558,789
Reinvestment of distributions	1,715,383	1,890,922
Cost of shares redeemed	(3,248,017)	(3,854,815)
Net increase (decrease) in net assets resulting from share transactions	(1,324,641)	(1,405,104)
Total increase (decrease) in net assets	(981,748)	629,963
Net Assets
Beginning of period	34,231,914	33,601,951
End of period	$33,250,166	$34,231,914
Other Information
Shares
Sold	14,720	41,317
Issued in reinvestment of distributions	124,692	146,034
Redeemed	(233,226)	(300,685)
Net increase (decrease)	(93,814)	(113,334)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.98	$11.78	$12.70	$11.72
Income from Investment Operations
Net investment income (loss)A	.25	.16	.26	.20	.21
Net realized and unrealized gain (loss)	.60	1.44	1.65	(.70)	1.22
Total from investment operations	.85	1.60	1.91	(.50)	1.43
Distributions from net investment income	(.15)	(.17)	(.27)	(.20)	(.22)
Distributions from net realized gain	(.57)	(.58)	(.44)	(.22)	(.23)
Total distributions	(.72)	(.75)	(.71)	(.42)	(.45)
Net asset value, end of period	$13.96	$13.83	$12.98	$11.78	$12.70
Total ReturnB,C	6.27%	12.78%	16.58%	(3.96)%	12.29%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %F	-%
Expenses net of all reductions	- %F	- %F	- %F	- %F	-%
Net investment income (loss)	1.78%	1.29%	2.07%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$33,250	$34,232	$33,602	$31,060	$34,818
Portfolio turnover rateG	23%	33%	24%	34%	12%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	26.8
VIP Overseas Portfolio Investor Class	16.1
VIP Emerging Markets Portfolio Investor Class	10.5
Fidelity Inflation-Protected Bond Index Fund	9.7
VIP Growth & Income Portfolio Investor Class	5.5
VIP Equity-Income Portfolio Investor Class	4.8
VIP Growth Portfolio Investor Class	4.7
VIP Contrafund Portfolio Investor Class	4.5
VIP Government Money Market Portfolio Investor Class 0.01%	3.7
VIP Value Portfolio Investor Class	3.5
89.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.0%
International Equity Funds	26.6%
Bond Funds	43.7%
Short-Term Funds	3.7%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 26.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	30,432	$1,640,917
VIP Equity-Income Portfolio Investor Class (a)	66,854	1,735,521
VIP Growth & Income Portfolio Investor Class (a)	75,783	1,975,654
VIP Growth Portfolio Investor Class (a)	16,509	1,678,275
VIP Mid Cap Portfolio Investor Class (a)	11,791	481,432
VIP Value Portfolio Investor Class (a)	69,762	1,271,761
VIP Value Strategies Portfolio Investor Class (a)	38,360	623,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,718,470)		9,406,914

International Equity Funds - 26.6%
VIP Emerging Markets Portfolio Investor Class (a)	303,224	3,796,362
VIP Overseas Portfolio Investor Class (a)	198,941	5,801,129
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,960,709)		9,597,491

Bond Funds - 43.7%
Fidelity Inflation-Protected Bond Index Fund (a)	315,857	3,524,960
Fidelity International Bond Index Fund (a)	70,562	704,210
Fidelity Long-Term Treasury Bond Index Fund (a)	80,588	1,188,676
VIP High Income Portfolio Investor Class (a)	138,204	721,425
VIP Investment Grade Bond Portfolio Investor Class (a)	727,626	9,670,153
TOTAL BOND FUNDS
(Cost $15,099,335)		15,809,424

Short-Term Funds - 3.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $1,320,724)	1,320,724	1,320,724
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,099,238)		36,134,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$36,134,556

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,434,020	$1,433,452	$350,970	$147,892	$2,481	$5,977	$3,524,960
Fidelity International Bond Index Fund	--	719,937	12,218	1,159	(64)	(3,445)	704,210
Fidelity Long-Term Treasury Bond Index Fund	812,759	696,596	271,762	28,331	(18,225)	(30,692)	1,188,676
VIP Contrafund Portfolio Investor Class	1,667,313	315,642	556,541	205,774	148,116	66,387	1,640,917
VIP Emerging Markets Portfolio Investor Class	4,218,403	1,191,894	1,048,424	527,298	107,607	(673,118)	3,796,362
VIP Equity-Income Portfolio Investor Class	1,758,977	435,740	625,868	229,096	48,100	118,572	1,735,521
VIP Government Money Market Portfolio Investor Class 0.01%	2,669,226	359,252	1,707,754	240	--	--	1,320,724
VIP Growth & Income Portfolio Investor Class	2,004,288	374,449	728,435	141,617	102,643	222,709	1,975,654
VIP Growth Portfolio Investor Class	1,698,966	486,379	518,991	353,686	128,383	(116,462)	1,678,275
VIP High Income Portfolio Investor Class	703,846	110,532	86,901	38,630	(130)	(5,922)	721,425
VIP Investment Grade Bond Portfolio Investor Class	9,805,725	2,105,798	1,730,829	456,165	(20,784)	(489,757)	9,670,153
VIP Mid Cap Portfolio Investor Class	485,890	115,289	156,001	76,787	28,532	7,722	481,432
VIP Overseas Portfolio Investor Class	5,097,689	1,620,697	1,456,097	445,746	88,439	450,401	5,801,129
VIP Value Portfolio Investor Class	1,287,895	295,243	500,339	158,521	91,082	97,880	1,271,761
VIP Value Strategies Portfolio Investor Class	629,748	125,483	257,568	61,262	37,226	88,465	623,354
	$35,274,745	$10,386,383	$10,008,698	$2,872,204	$743,406	$(261,283)	$36,134,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$9,406,914	$9,406,914	$--	$--
International Equity Funds	9,597,491	9,597,491	--	--
Bond Funds	15,809,424	15,809,424	--	--
Short-Term Funds	1,320,724	1,320,724	--	--
Total Investments in Securities:	$36,134,553	$36,134,553	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,099,238)	$36,134,553
Total Investment in Securities (cost $29,099,238)		$36,134,553
Cash		4
Receivable for investments sold		659,900
Total assets		36,794,457
Liabilities
Payable for investments purchased	$659,304
Payable for fund shares redeemed	597
Total liabilities		659,901
Net Assets		$36,134,556
Net Assets consist of:
Paid in capital		$26,389,552
Total accumulated earnings (loss)		9,745,004
Net Assets		$36,134,556
Net Asset Value, offering price and redemption price per share ($36,134,556 ÷ 2,363,615 shares)		$15.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$623,582
Expenses
Independent trustees' fees and expenses	$107
Total expenses		107
Net investment income (loss)		623,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	743,406
Capital gain distributions from underlying funds:
Affiliated issuers	2,248,622
Total net realized gain (loss)		2,992,028
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(261,283)
Total change in net unrealized appreciation (depreciation)		(261,283)
Net gain (loss)		2,730,745
Net increase (decrease) in net assets resulting from operations		$3,354,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623,475	$403,190
Net realized gain (loss)	2,992,028	1,259,130
Change in net unrealized appreciation (depreciation)	(261,283)	3,057,243
Net increase (decrease) in net assets resulting from operations	3,354,220	4,719,563
Distributions to shareholders	(1,973,678)	(1,910,431)
Share transactions
Proceeds from sales of shares	480,105	220,161
Reinvestment of distributions	1,973,678	1,910,431
Cost of shares redeemed	(2,974,517)	(2,682,525)
Net increase (decrease) in net assets resulting from share transactions	(520,734)	(551,933)
Total increase (decrease) in net assets	859,808	2,257,199
Net Assets
Beginning of period	35,274,748	33,017,549
End of period	$36,134,556	$35,274,748
Other Information
Shares
Sold	31,605	17,677
Issued in reinvestment of distributions	132,610	140,641
Redeemed	(197,335)	(201,190)
Net increase (decrease)	(33,120)	(42,872)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$13.53	$11.89	$13.07	$11.79
Income from Investment Operations
Net investment income (loss)A	.26	.16	.26	.19	.22
Net realized and unrealized gain (loss)	1.15	1.83	2.11	(.92)	1.62
Total from investment operations	1.41	1.99	2.37	(.73)	1.84
Distributions from net investment income	(.16)	(.17)	(.27)	(.19)	(.23)
Distributions from net realized gain	(.67)	(.62)	(.47)	(.26)	(.33)
Total distributions	(.84)B	(.80)B	(.73)B	(.45)	(.56)
Net asset value, end of period	$15.29	$14.72	$13.53	$11.89	$13.07
Total ReturnC,D	9.78%	15.23%	20.44%	(5.68)%	15.85%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.73%	1.24%	2.02%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$36,135	$35,275	$33,018	$28,469	$32,383
Portfolio turnover rateH	28%	35%	26%	35%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio	$10,732,937	$1,216,915	$(15,529)	$1,201,386
VIP Freedom Lifetime Income II Portfolio	28,374,250	4,943,885	(67,971)	4,875,914
VIP Freedom Lifetime Income III Portfolio	29,194,581	7,060,009	(120,037)	6,939,972

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I Portfolio	$103,377	$427,314	$1,201,386
VIP Freedom Lifetime Income II Portfolio	260,555	1,950,842	4,875,914
VIP Freedom Lifetime Income III Portfolio	248,913	2,556,120	6,939,972

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I Portfolio	$242,086	$248,030	$490,116
VIP Freedom Lifetime Income II Portfolio	709,046	1,006,337	1,715,383
VIP Freedom Lifetime Income III Portfolio	837,174	1,136,504	1,973,678

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I Portfolio	$220,220	$362,311	$582,531
VIP Freedom Lifetime Income II Portfolio	570,979	1,319,943	1,890,922
VIP Freedom Lifetime Income III Portfolio	565,608	1,344,822	1,910,430

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	2,240,637	2,642,197
VIP Freedom Lifetime Income II Portfolio	7,853,780	8,741,593
VIP Freedom Lifetime Income III Portfolio	10,386,383	10,008,698

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I Portfolio	100%
VIP Freedom Lifetime Income II Portfolio	100%
VIP Freedom Lifetime Income III Portfolio	100%

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 16, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Freedom Lifetime Income I Portfolio	- %-C
Actual		$1,000.00	$1,011.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
VIP Freedom Lifetime Income II Portfolio	- %-C
Actual		$1,000.00	$1,019.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
VIP Freedom Lifetime Income III Portfolio	- %-C
Actual		$1,000.00	$1,029.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represent less than .005%.

 D Amount represent less than $.01.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Lifetime Income I Portfolio	02/11/2022	02/11/2022	$0.105	$0.448
VIP Freedom Lifetime Income II Portfolio	02/11/2022	02/11/2022	$0.108	$0.832
VIP Freedom Lifetime Income III Portfolio	02/11/2022	02/11/2022	$0.105	$1.095

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income I Portfolio	$427,635
VIP Freedom Lifetime Income II Portfolio	$1,952,624
VIP Freedom Lifetime Income III Portfolio	$2,557,269

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I Portfolio	16.13%
VIP Freedom Lifetime Income II Portfolio	11.09%
VIP Freedom Lifetime Income III Portfolio	7.28%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Freedom Lifetime Income I Portfolio
February 2021	0%
December 2021	5%
VIP Freedom Lifetime Income II Portfolio
February 2021	0%
December 2021	11%
VIP Freedom Lifetime Income III Portfolio
February 2021	1%
December 2021	16%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I Portfolio	12/15/2021	$0.0368	$0.0041
VIP Freedom Lifetime Income II Portfolio	12/15/2021	$0.0574	$0.0065
VIP Freedom Lifetime Income III Portfolio	12/15/2021	$0.0825	$0.0094

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFLI-ANN-0322
1.816199.116

Fidelity® Variable Insurance Products:
Investor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investor Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom Income Portfolio℠	3.28%	6.30%	5.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,463	VIP Investor Freedom Income Portfolio℠
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Investor Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2005 Portfolio℠	4.09%	7.22%	6.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,584	VIP Investor Freedom 2005 Portfolio℠
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Investor Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2010 Portfolio℠	5.81%	8.41%	7.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,845	VIP Investor Freedom 2010 Portfolio℠
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Investor Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2015 Portfolio℠	7.64%	9.59%	8.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,357	VIP Investor Freedom 2015 Portfolio℠
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP Investor Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2020 Portfolio℠	9.54%	10.64%	9.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$24,111	VIP Investor Freedom 2020 Portfolio℠
$13,307	Bloomberg U.S. Aggregate Bond Index
$46,257	S&P 500 Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

VIP Investor Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2025 Portfolio℠	10.78%	11.46%	10.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,381	VIP Investor Freedom 2025 Portfolio℠
$46,257	S&P 500® Index

VIP Investor Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2030 Portfolio℠	12.25%	12.69%	11.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio℠ on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$28,437	VIP Investor Freedom 2030 Portfolio℠
$46,257	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets.

International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled.

By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return.

Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Investor Freedom Fund posted a gain, ranging from 3.28% for VIP Investor Freedom Income Portfolio to 12.25% for VIP Investor Freedom 2030 Portfolio. Each Portfolio outpaced its Composite index in 2021. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, particularly among developed-markets equities. In this category, Fidelity® VIP Overseas Portfolio (+19.63%) outperformed its benchmark, the MSCI EAFE Index (+11.48%). Portfolio managers among underlying U.S. investment-grade bond funds also contributed to relative results. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (-0.64%) notably helped, as it outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (-1.54%). Conversely, top-down, active asset allocation decisions detracted from the Portfolios’ relative performance overall. Underweighting U.S. equities hurt most, as this was the strongest-performing asset class for the year, followed by an overweighting in emerging-markets equities. At the same time, underweighting investment-grade bonds contributed to relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	38.2
VIP Government Money Market Portfolio Investor Class 0.01%	20.4
Fidelity Inflation-Protected Bond Index Fund	14.5
VIP Overseas Portfolio Investor Class	6.9
VIP Emerging Markets Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP High Income Portfolio Investor Class	2.0
Fidelity International Bond Index Fund	1.5
VIP Growth & Income Portfolio Investor Class	1.4
VIP Equity-Income Portfolio Investor Class	1.3
95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.7%
Bond Funds	59.0%
Short-Term Funds	20.4%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	22,711	$1,224,565
VIP Equity-Income Portfolio Investor Class (a)	49,892	1,295,195
VIP Growth & Income Portfolio Investor Class (a)	56,554	1,474,368
VIP Growth Portfolio Investor Class (a)	12,319	1,252,318
VIP Mid Cap Portfolio Investor Class (a)	8,800	359,298
VIP Value Portfolio Investor Class (a)	52,063	949,105
VIP Value Strategies Portfolio Investor Class (a)	28,628	465,198
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,067,276)		7,020,047

International Equity Funds - 13.7%
VIP Emerging Markets Portfolio Investor Class (a)	555,137	6,950,320
VIP Overseas Portfolio Investor Class (a)	242,276	7,064,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,041,960)		14,015,087

Bond Funds - 59.0%
Fidelity Inflation-Protected Bond Index Fund (a)	1,334,499	14,893,005
Fidelity International Bond Index Fund (a)	153,698	1,533,905
Fidelity Long-Term Treasury Bond Index Fund (a)	192,609	2,840,989
VIP High Income Portfolio Investor Class (a)	391,338	2,042,784
VIP Investment Grade Bond Portfolio Investor Class (a)	2,944,636	39,134,218
TOTAL BOND FUNDS
(Cost $57,438,690)		60,444,901

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $20,946,846)	20,946,846	20,946,846
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $92,494,772)		102,426,881
NET OTHER ASSETS (LIABILITIES) - 0.0%		35
NET ASSETS - 100%		$102,426,916

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,763,950	$5,333,381	$2,277,849	$651,072	$13,756	$59,767	$14,893,005
Fidelity International Bond Index Fund	--	1,582,547	40,729	2,566	(167)	(7,746)	1,533,905
Fidelity Long-Term Treasury Bond Index Fund	2,255,485	1,610,759	884,783	76,033	(54,750)	(85,722)	2,840,989
VIP Contrafund Portfolio Investor Class	1,185,070	513,492	625,760	151,568	60,281	91,482	1,224,565
VIP Emerging Markets Portfolio Investor Class	7,706,021	3,473,679	3,251,329	961,381	331,950	(1,310,001)	6,950,320
VIP Equity-Income Portfolio Investor Class	1,250,294	625,184	698,622	170,180	43,318	75,021	1,295,195
VIP Government Money Market Portfolio Investor Class 0.01%	22,211,136	4,277,796	5,542,086	2,195	--	--	20,946,846
VIP Growth & Income Portfolio Investor Class	1,424,665	603,555	790,059	104,179	68,639	167,568	1,474,368
VIP Growth Portfolio Investor Class	1,207,492	632,691	591,953	259,155	32,255	(28,167)	1,252,318
VIP High Income Portfolio Investor Class	1,953,090	506,150	397,516	109,338	(1,321)	(17,619)	2,042,784
VIP Investment Grade Bond Portfolio Investor Class	40,096,541	9,781,456	8,623,067	1,867,795	(66,611)	(2,054,101)	39,134,218
VIP Mid Cap Portfolio Investor Class	345,347	145,626	156,365	57,116	22,678	2,012	359,298
VIP Overseas Portfolio Investor Class	5,127,147	3,538,706	2,159,753	512,040	76,423	482,244	7,064,767
VIP Value Portfolio Investor Class	915,421	427,905	527,825	118,571	75,079	58,525	949,105
VIP Value Strategies Portfolio Investor Class	447,599	176,698	248,268	45,443	39,341	49,828	465,198
	$97,889,258	$33,229,625	$26,815,964	$5,088,632	$640,871	$(2,516,909)	$102,426,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$7,020,047	$7,020,047	$--	$--
International Equity Funds	14,015,087	14,015,087	--	--
Bond Funds	60,444,901	60,444,901	--	--
Short-Term Funds	20,946,846	20,946,846	--	--
Total Investments in Securities:	$102,426,881	$102,426,881	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $92,494,772)	$102,426,881
Total Investment in Securities (cost $92,494,772)		$102,426,881
Cash		34
Receivable for investments sold		1,122,952
Total assets		103,549,867
Liabilities
Payable for investments purchased	$945,180
Payable for fund shares redeemed	177,771
Total liabilities		1,122,951
Net Assets		$102,426,916
Net Assets consist of:
Paid in capital		$88,964,440
Total accumulated earnings (loss)		13,462,476
Net Assets		$102,426,916
Net Asset Value, offering price and redemption price per share ($102,426,916 ÷ 8,114,840 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,881,934
Expenses
Independent trustees' fees and expenses	$298
Total expenses		298
Net investment income (loss)		1,881,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	640,871
Capital gain distributions from underlying funds:
Affiliated issuers	3,206,698
Total net realized gain (loss)		3,847,569
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,516,909)
Total change in net unrealized appreciation (depreciation)		(2,516,909)
Net gain (loss)		1,330,660
Net increase (decrease) in net assets resulting from operations		$3,212,296

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,881,636	$1,199,852
Net realized gain (loss)	3,847,569	1,864,704
Change in net unrealized appreciation (depreciation)	(2,516,909)	5,875,043
Net increase (decrease) in net assets resulting from operations	3,212,296	8,939,599
Distributions to shareholders	(3,665,175)	(3,280,736)
Share transactions
Proceeds from sales of shares	16,910,466	28,611,414
Reinvestment of distributions	3,665,175	3,280,736
Cost of shares redeemed	(15,585,140)	(25,397,808)
Net increase (decrease) in net assets resulting from share transactions	4,990,501	6,494,342
Total increase (decrease) in net assets	4,537,622	12,153,205
Net Assets
Beginning of period	97,889,294	85,736,089
End of period	$102,426,916	$97,889,294
Other Information
Shares
Sold	1,336,934	2,385,584
Issued in reinvestment of distributions	291,689	269,922
Redeemed	(1,231,887)	(2,138,244)
Net increase (decrease)	396,736	517,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$11.91	$11.10	$11.67	$11.03
Income from Investment Operations
Net investment income (loss)A	.24	.16	.26	.21	.18
Net realized and unrealized gain (loss)	.17	1.06	1.05	(.45)	.75
Total from investment operations	.41	1.22	1.31	(.24)	.93
Distributions from net investment income	(.13)	(.16)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.34)	(.29)	(.25)	(.13)	(.11)
Total distributions	(.47)	(.45)	(.50)	(.33)	(.29)
Net asset value, end of period	$12.62	$12.68	$11.91	$11.10	$11.67
Total ReturnB,C	3.28%	10.40%	12.02%	(2.03)%	8.45%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %F	-%
Expenses net of all reductions	- %F	- %F	- %F	- %F	-%
Net investment income (loss)	1.88%	1.32%	2.19%	1.79%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$102,427	$97,889	$85,736	$74,748	$75,445
Portfolio turnover rateG	27%	49%	25%	42%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	37.2
VIP Government Money Market Portfolio Investor Class 0.01%	18.8
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio Investor Class	7.8
VIP Emerging Markets Portfolio Investor Class	7.1
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.8
VIP Equity-Income Portfolio Investor Class	1.6
Fidelity International Bond Index Fund	1.6
94.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.6%
International Equity Funds	14.9%
Bond Funds	57.7%
Short-Term Funds	18.8%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 8.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	8,585	$462,919
VIP Equity-Income Portfolio Investor Class (a)	18,862	489,651
VIP Growth & Income Portfolio Investor Class (a)	21,380	557,367
VIP Growth Portfolio Investor Class (a)	4,657	473,451
VIP Mid Cap Portfolio Investor Class (a)	3,327	135,837
VIP Value Portfolio Investor Class (a)	19,682	358,807
VIP Value Strategies Portfolio Investor Class (a)	10,823	175,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,477,284)		2,653,913

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Investor Class (a)	174,866	2,189,325
VIP Overseas Portfolio Investor Class (a)	81,672	2,381,563
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,029,385)		4,570,888

Bond Funds - 57.7%
Fidelity Inflation-Protected Bond Index Fund (a)	387,705	4,326,793
Fidelity International Bond Index Fund (a)	47,621	475,255
Fidelity Long-Term Treasury Bond Index Fund (a)	59,218	873,470
VIP High Income Portfolio Investor Class (a)	117,338	612,507
VIP Investment Grade Bond Portfolio Investor Class (a)	860,032	11,429,832
TOTAL BOND FUNDS
(Cost $16,567,114)		17,717,857

Short-Term Funds - 18.8%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $5,765,973)	5,765,973	5,765,973
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $26,839,756)		30,708,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$30,708,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,046,691	$2,168,208	$1,952,719	$187,766	$27,053	$37,560	$4,326,793
Fidelity International Bond Index Fund	--	521,220	43,332	837	(269)	(2,364)	475,255
Fidelity Long-Term Treasury Bond Index Fund	833,509	693,488	603,011	27,448	(16,102)	(34,414)	873,470
VIP Contrafund Portfolio Investor Class	618,852	259,868	499,610	66,391	117,270	(33,461)	462,919
VIP Emerging Markets Portfolio Investor Class	3,057,419	1,436,161	1,990,064	331,019	222,324	(536,515)	2,189,325
VIP Equity-Income Portfolio Investor Class	652,923	311,487	547,401	71,137	59,792	12,850	489,651
VIP Government Money Market Portfolio Investor Class 0.01%	7,387,411	2,176,437	3,797,875	726	--	--	5,765,973
VIP Growth & Income Portfolio Investor Class	743,975	317,467	628,967	46,119	117,601	7,291	557,367
VIP Growth Portfolio Investor Class	630,549	312,867	482,533	119,607	127,080	(114,512)	473,451
VIP High Income Portfolio Investor Class	721,777	217,861	327,058	34,089	(5,384)	5,311	612,507
VIP Investment Grade Bond Portfolio Investor Class	14,220,767	4,674,693	6,815,728	587,160	15,288	(665,188)	11,429,832
VIP Mid Cap Portfolio Investor Class	180,343	72,420	135,234	21,990	27,374	(9,066)	135,837
VIP Overseas Portfolio Investor Class	2,369,156	1,497,413	1,765,544	193,882	135,418	145,120	2,381,563
VIP Value Portfolio Investor Class	478,042	209,376	409,691	45,705	75,080	6,000	358,807
VIP Value Strategies Portfolio Investor Class	233,745	88,152	196,097	17,512	39,014	11,067	175,881
	$36,175,159	$14,957,118	$20,194,864	$1,751,388	$941,539	$(1,170,321)	$30,708,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,653,913	$2,653,913	$--	$--
International Equity Funds	4,570,888	4,570,888	--	--
Bond Funds	17,717,857	17,717,857	--	--
Short-Term Funds	5,765,973	5,765,973	--	--
Total Investments in Securities:	$30,708,631	$30,708,631	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $26,839,756)	$30,708,631
Total Investment in Securities (cost $26,839,756)		$30,708,631
Receivable for investments sold		419,223
Total assets		31,127,854
Liabilities
Payable for investments purchased	$307,268
Payable for fund shares redeemed	111,955
Total liabilities		419,223
Net Assets		$30,708,631
Net Assets consist of:
Paid in capital		$24,926,736
Total accumulated earnings (loss)		5,781,895
Net Assets		$30,708,631
Net Asset Value, offering price and redemption price per share ($30,708,631 ÷ 2,369,911 shares)		$12.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$579,901
Expenses
Independent trustees' fees and expenses	$110
Total expenses		110
Net investment income (loss)		579,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	941,539
Capital gain distributions from underlying funds:
Affiliated issuers	1,171,487
Total net realized gain (loss)		2,113,026
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,170,321)
Total change in net unrealized appreciation (depreciation)		(1,170,321)
Net gain (loss)		942,705
Net increase (decrease) in net assets resulting from operations		$1,522,496

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$579,791	$447,808
Net realized gain (loss)	2,113,026	736,628
Change in net unrealized appreciation (depreciation)	(1,170,321)	2,226,820
Net increase (decrease) in net assets resulting from operations	1,522,496	3,411,256
Distributions to shareholders	(1,372,181)	(1,502,700)
Share transactions
Proceeds from sales of shares	8,476,320	8,526,425
Reinvestment of distributions	1,372,181	1,502,700
Cost of shares redeemed	(15,465,345)	(9,077,471)
Net increase (decrease) in net assets resulting from share transactions	(5,616,844)	951,654
Total increase (decrease) in net assets	(5,466,529)	2,860,210
Net Assets
Beginning of period	36,175,160	33,314,950
End of period	$30,708,631	$36,175,160
Other Information
Shares
Sold	657,614	694,985
Issued in reinvestment of distributions	106,449	121,932
Redeemed	(1,183,200)	(758,959)
Net increase (decrease)	(419,137)	57,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.97	$12.20	$11.17	$11.85	$10.97
Income from Investment Operations
Net investment income (loss)A	.21	.16	.25	.20	.20
Net realized and unrealized gain (loss)	.31	1.16	1.28	(.56)	1.00
Total from investment operations	.52	1.32	1.53	(.36)	1.20
Distributions from net investment income	(.14)	(.17)	(.26)	(.20)	(.17)
Distributions from net realized gain	(.39)	(.38)	(.24)	(.13)	(.14)
Total distributions	(.53)	(.55)	(.50)	(.32)B	(.32)B
Net asset value, end of period	$12.96	$12.97	$12.20	$11.17	$11.85
Total ReturnC,D	4.09%	11.08%	13.89%	(3.04)%	10.97%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.60%	1.32%	2.12%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$30,709	$36,175	$33,315	$28,603	$28,889
Portfolio turnover rateH	42%	51%	35%	42%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	34.1
VIP Government Money Market Portfolio Investor Class 0.01%	14.0
Fidelity Inflation-Protected Bond Index Fund	12.8
VIP Overseas Portfolio Investor Class	10.3
VIP Emerging Markets Portfolio Investor Class	8.2
VIP Growth & Income Portfolio Investor Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Equity-Income Portfolio Investor Class	2.6
VIP Growth Portfolio Investor Class	2.5
VIP Contrafund Portfolio Investor Class	2.5
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.0%
International Equity Funds	18.5%
Bond Funds	53.5%
Short-Term Funds	14.0%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	38,680	$2,085,629
VIP Equity-Income Portfolio Investor Class (a)	84,976	2,205,984
VIP Growth & Income Portfolio Investor Class (a)	96,323	2,511,130
VIP Growth Portfolio Investor Class (a)	20,983	2,133,108
VIP Mid Cap Portfolio Investor Class (a)	14,988	611,952
VIP Value Portfolio Investor Class (a)	88,672	1,616,492
VIP Value Strategies Portfolio Investor Class (a)	48,760	792,351
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,134,297)		11,956,646

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Investor Class (a)	556,486	6,967,200
VIP Overseas Portfolio Investor Class (a)	301,808	8,800,720
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,385,182)		15,767,920

Bond Funds - 53.5%
Fidelity Inflation-Protected Bond Index Fund (a)	976,484	10,897,566
Fidelity International Bond Index Fund (a)	144,229	1,439,406
Fidelity Long-Term Treasury Bond Index Fund (a)	169,132	2,494,701
VIP High Income Portfolio Investor Class (a)	325,946	1,701,438
VIP Investment Grade Bond Portfolio Investor Class (a)	2,189,289	29,095,654
TOTAL BOND FUNDS
(Cost $43,834,351)		45,628,765

Short-Term Funds - 14.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,923,262)	11,923,262	11,923,262
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,277,092)		85,276,593
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$85,276,605

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,345,526	$4,441,889	$919,151	$467,793	$3,737	$25,565	$10,897,566
Fidelity International Bond Index Fund	--	1,462,492	15,825	2,380	(117)	(7,144)	1,439,406
Fidelity Long-Term Treasury Bond Index Fund	1,751,278	1,404,284	560,688	62,444	(37,951)	(62,222)	2,494,701
VIP Contrafund Portfolio Investor Class	2,029,729	703,766	913,600	259,598	127,421	138,313	2,085,629
VIP Emerging Markets Portfolio Investor Class	7,274,509	3,071,996	2,353,702	954,251	158,932	(1,184,535)	6,967,200
VIP Equity-Income Portfolio Investor Class	2,141,418	870,981	1,004,612	291,967	49,014	149,183	2,205,984
VIP Government Money Market Portfolio Investor Class 0.01%	12,384,059	2,654,542	3,115,339	1,276	--	--	11,923,262
VIP Growth & Income Portfolio Investor Class	2,440,076	832,616	1,159,399	178,905	108,251	289,586	2,511,130
VIP Growth Portfolio Investor Class	2,068,156	883,278	829,818	443,754	91,465	(79,973)	2,133,108
VIP High Income Portfolio Investor Class	1,516,554	383,830	182,003	90,366	(4,084)	(12,859)	1,701,438
VIP Investment Grade Bond Portfolio Investor Class	27,241,253	7,398,308	4,052,350	1,354,197	(51,155)	(1,440,402)	29,095,654
VIP Mid Cap Portfolio Investor Class	591,502	214,738	235,476	97,924	31,151	10,037	611,952
VIP Overseas Portfolio Investor Class	6,889,145	3,564,767	2,388,467	657,074	72,462	662,813	8,800,720
VIP Value Portfolio Investor Class	1,567,883	598,265	774,469	203,415	86,093	138,720	1,616,492
VIP Value Strategies Portfolio Investor Class	766,643	252,225	377,827	78,290	42,188	109,122	792,351
	$76,007,731	$28,737,977	$18,882,726	$5,143,634	$677,407	$(1,263,796)	$85,276,593

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,956,646	$11,956,646	$--	$--
International Equity Funds	15,767,920	15,767,920	--	--
Bond Funds	45,628,765	45,628,765	--	--
Short-Term Funds	11,923,262	11,923,262	--	--
Total Investments in Securities:	$85,276,593	$85,276,593	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $74,277,092)	$85,276,593
Total Investment in Securities (cost $74,277,092)		$85,276,593
Cash		11
Receivable for investments sold		1,085,749
Receivable for fund shares sold		35,750
Total assets		86,398,103
Liabilities
Payable for investments purchased	$1,121,458
Payable for fund shares redeemed	40
Total liabilities		1,121,498
Net Assets		$85,276,605
Net Assets consist of:
Paid in capital		$70,419,373
Total accumulated earnings (loss)		14,857,232
Net Assets		$85,276,605
Net Asset Value, offering price and redemption price per share ($85,276,605 ÷ 6,120,082 shares)		$13.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,523,027
Expenses
Independent trustees' fees and expenses	$240
Total expenses		240
Net investment income (loss)		1,522,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	677,407
Capital gain distributions from underlying funds:
Affiliated issuers	3,620,607
Total net realized gain (loss)		4,298,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,263,796)
Total change in net unrealized appreciation (depreciation)		(1,263,796)
Net gain (loss)		3,034,218
Net increase (decrease) in net assets resulting from operations		$4,557,005

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,522,787	$898,302
Net realized gain (loss)	4,298,014	1,827,756
Change in net unrealized appreciation (depreciation)	(1,263,796)	5,351,229
Net increase (decrease) in net assets resulting from operations	4,557,005	8,077,287
Distributions to shareholders	(3,374,407)	(3,445,905)
Share transactions
Proceeds from sales of shares	10,948,214	9,894,263
Reinvestment of distributions	3,374,407	3,445,905
Cost of shares redeemed	(6,236,356)	(8,614,863)
Net increase (decrease) in net assets resulting from share transactions	8,086,265	4,725,305
Total increase (decrease) in net assets	9,268,863	9,356,687
Net Assets
Beginning of period	76,007,742	66,651,055
End of period	$85,276,605	$76,007,742
Other Information
Shares
Sold	788,288	781,480
Issued in reinvestment of distributions	245,170	266,361
Redeemed	(448,941)	(704,241)
Net increase (decrease)	584,517	343,600

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$12.84	$11.79	$12.78	$11.68
Income from Investment Operations
Net investment income (loss)A	.26	.17	.27	.20	.19
Net realized and unrealized gain (loss)	.52	1.37	1.57	(.71)	1.32
Total from investment operations	.78	1.54	1.84	(.51)	1.51
Distributions from net investment income	(.14)	(.17)	(.26)	(.21)	(.19)
Distributions from net realized gain	(.44)	(.49)	(.53)	(.27)	(.22)
Total distributions	(.58)	(.65)B	(.79)	(.48)	(.41)
Net asset value, end of period	$13.93	$13.73	$12.84	$11.79	$12.78
Total ReturnC,D	5.81%	12.40%	16.10%	(4.06)%	13.05%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.87%	1.33%	2.15%	1.57%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$85,277	$76,008	$66,651	$56,452	$66,993
Portfolio turnover rateH	23%	39%	31%	35%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	30.8
VIP Overseas Portfolio Investor Class	12.9
Fidelity Inflation-Protected Bond Index Fund	11.5
VIP Emerging Markets Portfolio Investor Class	9.3
VIP Government Money Market Portfolio Investor Class 0.01%	9.2
VIP Growth & Income Portfolio Investor Class	4.1
VIP Equity-Income Portfolio Investor Class	3.6
VIP Growth Portfolio Investor Class	3.5
VIP Contrafund Portfolio Investor Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
91.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.5%
International Equity Funds	22.2%
Bond Funds	49.1%
Short-Term Funds	9.2%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 19.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	77,767	$4,193,199
VIP Equity-Income Portfolio Investor Class (a)	170,844	4,435,103
VIP Growth & Income Portfolio Investor Class (a)	193,658	5,048,660
VIP Growth Portfolio Investor Class (a)	42,186	4,288,659
VIP Mid Cap Portfolio Investor Class (a)	30,132	1,230,304
VIP Value Portfolio Investor Class (a)	178,274	3,249,932
VIP Value Strategies Portfolio Investor Class (a)	98,030	1,592,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,003,874)		24,038,848

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Investor Class (a)	910,321	11,397,214
VIP Overseas Portfolio Investor Class (a)	546,692	15,941,530
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,511,582)		27,338,744

Bond Funds - 49.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,278,331	14,266,178
Fidelity International Bond Index Fund (a)	224,689	2,242,399
Fidelity Long-Term Treasury Bond Index Fund (a)	248,858	3,670,662
VIP High Income Portfolio Investor Class (a)	471,510	2,461,281
VIP Investment Grade Bond Portfolio Investor Class (a)	2,857,693	37,978,737
TOTAL BOND FUNDS
(Cost $57,896,741)		60,619,257

Short-Term Funds - 9.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,326,341)	11,326,341	11,326,341
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,738,538)		123,323,190
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$123,323,198

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,574,743	$6,450,108	$1,806,721	$605,687	$2,890	$45,158	$14,266,178
Fidelity International Bond Index Fund	--	2,329,358	75,344	3,775	(398)	(11,217)	2,242,399
Fidelity Long-Term Treasury Bond Index Fund	2,631,870	2,248,936	1,056,810	94,007	(60,285)	(93,049)	3,670,662
VIP Contrafund Portfolio Investor Class	4,152,536	1,366,321	1,889,743	525,283	387,934	176,151	4,193,199
VIP Emerging Markets Portfolio Investor Class	12,210,641	5,026,947	4,126,428	1,575,902	206,429	(1,920,375)	11,397,214
VIP Equity-Income Portfolio Investor Class	4,380,894	1,702,086	2,077,358	587,505	114,374	315,107	4,435,103
VIP Government Money Market Portfolio Investor Class 0.01%	13,861,313	3,243,424	5,778,396	1,402	--	--	11,326,341
VIP Growth & Income Portfolio Investor Class	4,991,866	1,640,329	2,419,178	362,422	300,191	535,452	5,048,660
VIP Growth Portfolio Investor Class	4,231,281	1,753,945	1,740,542	903,641	282,350	(238,375)	4,288,659
VIP High Income Portfolio Investor Class	2,279,148	594,417	391,783	131,351	(8,769)	(11,732)	2,461,281
VIP Investment Grade Bond Portfolio Investor Class	36,688,378	11,216,438	7,952,176	1,783,605	(102,584)	(1,871,319)	37,978,737
VIP Mid Cap Portfolio Investor Class	1,210,139	437,626	510,397	196,870	69,753	23,183	1,230,304
VIP Overseas Portfolio Investor Class	13,236,940	6,392,254	5,149,372	1,215,233	66,213	1,395,495	15,941,530
VIP Value Portfolio Investor Class	3,207,630	1,169,020	1,608,846	407,488	213,568	268,560	3,249,932
VIP Value Strategies Portfolio Investor Class	1,568,434	512,006	808,110	157,128	114,255	206,406	1,592,991
	$114,225,813	$46,083,215	$37,391,204	$8,551,299	$1,585,921	$(1,180,555)	$123,323,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$24,038,848	$24,038,848	$--	$--
International Equity Funds	27,338,744	27,338,744	--	--
Bond Funds	60,619,257	60,619,257	--	--
Short-Term Funds	11,326,341	11,326,341	--	--
Total Investments in Securities:	$123,323,190	$123,323,190	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $101,738,538)	$123,323,190
Total Investment in Securities (cost $101,738,538)		$123,323,190
Cash		9
Receivable for investments sold		1,938,856
Total assets		125,262,055
Liabilities
Payable for investments purchased	$1,938,113
Payable for fund shares redeemed	744
Total liabilities		1,938,857
Net Assets		$123,323,198
Net Assets consist of:
Paid in capital		$94,600,115
Total accumulated earnings (loss)		28,723,083
Net Assets		$123,323,198
Net Asset Value, offering price and redemption price per share ($123,323,198 ÷ 8,793,641 shares)		$14.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,179,949
Expenses
Independent trustees' fees and expenses	$364
Total expenses		364
Net investment income (loss)		2,179,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,585,921
Capital gain distributions from underlying funds:
Affiliated issuers	6,371,350
Total net realized gain (loss)		7,957,271
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,180,555)
Total change in net unrealized appreciation (depreciation)		(1,180,555)
Net gain (loss)		6,776,716
Net increase (decrease) in net assets resulting from operations		$8,956,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,179,585	$1,349,080
Net realized gain (loss)	7,957,271	3,881,702
Change in net unrealized appreciation (depreciation)	(1,180,555)	8,353,737
Net increase (decrease) in net assets resulting from operations	8,956,301	13,584,519
Distributions to shareholders	(6,255,287)	(6,788,171)
Share transactions
Proceeds from sales of shares	15,831,819	9,643,886
Reinvestment of distributions	6,255,287	6,788,171
Cost of shares redeemed	(15,690,743)	(16,300,658)
Net increase (decrease) in net assets resulting from share transactions	6,396,363	131,399
Total increase (decrease) in net assets	9,097,377	6,927,747
Net Assets
Beginning of period	114,225,821	107,298,074
End of period	$123,323,198	$114,225,821
Other Information
Shares
Sold	1,141,280	783,193
Issued in reinvestment of distributions	454,618	531,663
Redeemed	(1,120,747)	(1,341,066)
Net increase (decrease)	475,151	(26,210)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$12.86	$11.59	$12.72	$11.48
Income from Investment Operations
Net investment income (loss)A	.25	.16	.25	.19	.19
Net realized and unrealized gain (loss)	.78	1.53	1.80	(.82)	1.51
Total from investment operations	1.03	1.69	2.05	(.63)	1.70
Distributions from net investment income	(.15)	(.17)	(.26)	(.19)	(.19)
Distributions from net realized gain	(.59)	(.66)	(.52)	(.31)	(.27)
Total distributions	(.74)	(.82)B	(.78)	(.50)	(.46)
Net asset value, end of period	$14.02	$13.73	$12.86	$11.59	$12.72
Total ReturnC,D	7.64%	13.70%	18.24%	(5.02)%	14.99%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.78%	1.28%	2.05%	1.53%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$123,323	$114,226	$107,298	$96,781	$110,704
Portfolio turnover rateH	31%	42%	30%	33%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.4
VIP Overseas Portfolio Investor Class	15.6
Fidelity Inflation-Protected Bond Index Fund	10.4
VIP Emerging Markets Portfolio Investor Class	10.3
VIP Growth & Income Portfolio Investor Class	5.2
VIP Equity-Income Portfolio Investor Class	4.6
VIP Growth Portfolio Investor Class	4.5
VIP Government Money Market Portfolio Investor Class 0.01%	4.4
VIP Contrafund Portfolio Investor Class	4.4
VIP Value Portfolio Investor Class	3.4
90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.0%
International Equity Funds	25.9%
Bond Funds	44.7%
Short-Term Funds	4.4%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	204,052	$11,002,491
VIP Equity-Income Portfolio Investor Class (a)	448,265	11,636,954
VIP Growth & Income Portfolio Investor Class (a)	508,132	13,247,011
VIP Growth Portfolio Investor Class (a)	110,692	11,252,966
VIP Mid Cap Portfolio Investor Class (a)	79,062	3,228,085
VIP Value Portfolio Investor Class (a)	467,764	8,527,339
VIP Value Strategies Portfolio Investor Class (a)	257,212	4,179,703
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,311,878)		63,074,549

International Equity Funds - 25.9%
VIP Emerging Markets Portfolio Investor Class (a)	2,076,167	25,993,607
VIP Overseas Portfolio Investor Class (a)	1,346,073	39,251,483
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,261,299)		65,245,090

Bond Funds - 44.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,347,862	26,202,138
Fidelity International Bond Index Fund (a)	494,641	4,936,522
Fidelity Long-Term Treasury Bond Index Fund (a)	512,122	7,553,797
VIP High Income Portfolio Investor Class (a)	963,868	5,031,393
VIP Investment Grade Bond Portfolio Investor Class (a)	5,188,575	68,956,166
TOTAL BOND FUNDS
(Cost $107,981,472)		112,680,016

Short-Term Funds - 4.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,023,062)	11,023,062	11,023,062
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $201,577,711)		252,022,717
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,422
NET ASSETS - 100%		$252,026,139

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$16,898,549	$12,544,406	$3,272,178	$1,096,017	$9,696	$21,665	$26,202,138
Fidelity International Bond Index Fund	--	5,084,451	123,232	8,141	(515)	(24,182)	4,936,522
Fidelity Long-Term Treasury Bond Index Fund	5,452,806	4,565,700	2,152,561	188,487	(115,579)	(196,569)	7,553,797
VIP Contrafund Portfolio Investor Class	10,795,690	3,077,272	4,284,934	1,346,442	883,983	530,480	11,002,491
VIP Emerging Markets Portfolio Investor Class	27,851,973	10,560,451	8,595,986	3,540,637	696,469	(4,519,300)	25,993,607
VIP Equity-Income Portfolio Investor Class	11,389,219	3,918,854	4,731,581	1,513,492	220,680	839,782	11,636,954
VIP Government Money Market Portfolio Investor Class 0.01%	19,587,413	3,833,832	12,398,183	1,781	--	--	11,023,062
VIP Growth & Income Portfolio Investor Class	12,977,594	3,712,317	5,543,832	925,745	727,307	1,373,625	13,247,011
VIP Growth Portfolio Investor Class	11,000,632	4,155,246	4,004,505	2,295,284	706,492	(604,899)	11,252,966
VIP High Income Portfolio Investor Class	4,722,095	1,158,789	805,664	265,893	(215)	(43,612)	5,031,393
VIP Investment Grade Bond Portfolio Investor Class	67,254,324	20,010,393	14,777,249	3,188,832	(149,700)	(3,381,602)	68,956,166
VIP Mid Cap Portfolio Investor Class	3,146,092	1,056,198	1,195,719	514,492	152,723	68,791	3,228,085
VIP Overseas Portfolio Investor Class	33,165,245	14,152,558	11,614,111	2,953,905	395,873	3,151,918	39,251,483
VIP Value Portfolio Investor Class	8,339,012	2,734,503	3,734,986	1,061,318	491,217	697,593	8,527,339
VIP Value Strategies Portfolio Investor Class	4,077,559	1,211,835	1,910,424	410,240	264,842	535,891	4,179,703
	$236,658,203	$91,776,805	$79,145,145	$19,310,706	$4,283,273	$(1,550,419)	$252,022,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$63,074,549	$63,074,549	$--	$--
International Equity Funds	65,245,090	65,245,090	--	--
Bond Funds	112,680,016	112,680,016	--	--
Short-Term Funds	11,023,062	11,023,062	--	--
Total Investments in Securities:	$252,022,717	$252,022,717	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $201,577,711)	$252,022,717
Total Investment in Securities (cost $201,577,711)		$252,022,717
Cash		3,422
Receivable for investments sold		4,566,942
Total assets		256,593,081
Liabilities
Payable for investments purchased	$4,539,414
Payable for fund shares redeemed	27,528
Total liabilities		4,566,942
Net Assets		$252,026,139
Net Assets consist of:
Paid in capital		$184,618,313
Total accumulated earnings (loss)		67,407,826
Net Assets		$252,026,139
Net Asset Value, offering price and redemption price per share ($252,026,139 ÷ 16,999,996 shares)		$14.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$4,355,806
Expenses
Independent trustees' fees and expenses	$728
Total expenses before reductions	728
Expense reductions	(1)
Total expenses after reductions		727
Net investment income (loss)		4,355,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,283,273
Capital gain distributions from underlying funds:
Affiliated issuers	14,954,900
Total net realized gain (loss)		19,238,173
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,550,419)
Total change in net unrealized appreciation (depreciation)		(1,550,419)
Net gain (loss)		17,687,754
Net increase (decrease) in net assets resulting from operations		$22,042,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,355,079	$2,721,916
Net realized gain (loss)	19,238,173	8,832,782
Change in net unrealized appreciation (depreciation)	(1,550,419)	18,538,204
Net increase (decrease) in net assets resulting from operations	22,042,833	30,092,902
Distributions to shareholders	(14,019,021)	(14,052,496)
Share transactions
Proceeds from sales of shares	25,862,525	15,202,703
Reinvestment of distributions	14,019,021	14,052,496
Cost of shares redeemed	(32,540,843)	(38,274,750)
Net increase (decrease) in net assets resulting from share transactions	7,340,703	(9,019,551)
Total increase (decrease) in net assets	15,364,515	7,020,855
Net Assets
Beginning of period	236,661,624	229,640,769
End of period	$252,026,139	$236,661,624
Other Information
Shares
Sold	1,765,199	1,157,047
Issued in reinvestment of distributions	970,259	1,061,173
Redeemed	(2,211,064)	(3,015,863)
Net increase (decrease)	524,394	(797,643)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.36	$13.29	$11.73	$12.94	$11.51
Income from Investment Operations
Net investment income (loss)A	.26	.16	.26	.18	.19
Net realized and unrealized gain (loss)	1.07	1.75	2.04	(.94)	1.69
Total from investment operations	1.33	1.91	2.30	(.76)	1.88
Distributions from net investment income	(.16)	(.17)	(.26)	(.19)	(.18)
Distributions from net realized gain	(.71)	(.67)	(.48)	(.26)	(.27)
Total distributions	(.86)B	(.84)	(.74)	(.45)	(.45)
Net asset value, end of period	$14.83	$14.36	$13.29	$11.73	$12.94
Total ReturnC,D	9.54%	14.95%	20.11%	(5.94)%	16.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.78%	1.25%	2.05%	1.46%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$252,026	$236,662	$229,641	$196,527	$222,819
Portfolio turnover rateH	32%	42%	32%	33%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	24.8
VIP Overseas Portfolio Investor Class	17.4
VIP Emerging Markets Portfolio Investor Class	11.1
Fidelity Inflation-Protected Bond Index Fund	8.5
VIP Growth & Income Portfolio Investor Class	6.1
VIP Equity-Income Portfolio Investor Class	5.3
VIP Growth Portfolio Investor Class	5.2
VIP Contrafund Portfolio Investor Class	5.0
VIP Value Portfolio Investor Class	3.9
Fidelity Long-Term Treasury Bond Index Fund	3.4
90.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.9%
International Equity Funds	28.5%
Bond Funds	40.5%
Short-Term Funds	2.1%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	297,366	$16,033,985
VIP Equity-Income Portfolio Investor Class (a)	653,248	16,958,316
VIP Growth & Income Portfolio Investor Class (a)	740,493	19,304,664
VIP Growth Portfolio Investor Class (a)	161,313	16,399,058
VIP Mid Cap Portfolio Investor Class (a)	115,215	4,704,229
VIP Value Portfolio Investor Class (a)	681,660	12,426,669
VIP Value Strategies Portfolio Investor Class (a)	374,827	6,090,934
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,899,442)		91,917,855

International Equity Funds - 28.5%
VIP Emerging Markets Portfolio Investor Class (a)	2,808,878	35,167,151
VIP Overseas Portfolio Investor Class (a)	1,899,973	55,403,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $64,730,568)		90,570,377

Bond Funds - 40.5%
Fidelity Inflation-Protected Bond Index Fund (a)	2,405,360	26,843,815
Fidelity International Bond Index Fund (a)	578,927	5,777,688
Fidelity Long-Term Treasury Bond Index Fund (a)	738,790	10,897,157
VIP High Income Portfolio Investor Class (a)	1,214,892	6,341,734
VIP Investment Grade Bond Portfolio Investor Class (a)	5,925,024	78,743,562
TOTAL BOND FUNDS
(Cost $124,756,385)		128,603,956

Short-Term Funds - 2.1%
Fidelity Cash Central Fund 0.08% (b)	920	920
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	6,503,015	6,503,015
TOTAL SHORT-TERM FUNDS
(Cost $6,503,935)		6,503,935
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $249,890,330)		317,596,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$317,596,123

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$30,482	$--	$29,562	$12	$--	$--	$920	0.0%
Total	$30,482	$--	$29,562	$12	$--	$--	$920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,095,023	$11,839,114	$3,177,729	$1,134,538	$(738)	$88,145	$26,843,815
Fidelity International Bond Index Fund	--	6,024,280	218,937	9,422	(1,750)	(25,905)	5,777,688
Fidelity Long-Term Treasury Bond Index Fund	6,572,870	7,244,616	2,538,208	245,255	(138,940)	(243,181)	10,897,157
VIP Contrafund Portfolio Investor Class	14,969,137	4,497,591	5,463,172	1,951,015	765,664	1,264,765	16,033,985
VIP Emerging Markets Portfolio Investor Class	35,887,197	14,330,367	9,736,754	4,794,278	349,019	(5,662,678)	35,167,151
VIP Equity-Income Portfolio Investor Class	15,791,935	5,776,828	6,083,445	2,210,292	176,352	1,296,646	16,958,316
VIP Government Money Market Portfolio Investor Class 0.01%	14,664,676	3,652,736	11,814,397	1,328	--	--	6,503,015
VIP Growth & Income Portfolio Investor Class	17,994,303	5,398,310	7,065,735	1,352,274	405,830	2,571,956	19,304,664
VIP Growth Portfolio Investor Class	15,253,498	6,197,856	5,163,232	3,334,835	316,183	(205,247)	16,399,058
VIP High Income Portfolio Investor Class	5,691,373	1,614,047	898,931	340,240	(3,212)	(61,543)	6,341,734
VIP Investment Grade Bond Portfolio Investor Class	73,884,194	24,497,942	15,594,483	3,665,070	(178,958)	(3,865,133)	78,743,562
VIP Mid Cap Portfolio Investor Class	4,362,315	1,584,747	1,545,860	750,741	145,221	157,806	4,704,229
VIP Overseas Portfolio Investor Class	45,124,394	19,580,240	14,217,104	4,184,043	236,311	4,679,385	55,403,226
VIP Value Portfolio Investor Class	11,562,591	4,060,993	4,858,961	1,554,052	538,268	1,123,778	12,426,669
VIP Value Strategies Portfolio Investor Class	5,653,850	1,787,751	2,481,918	600,789	310,783	820,468	6,090,934
	$285,507,356	$118,087,418	$90,858,866	$26,128,172	$2,920,033	$1,939,262	$317,595,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$91,917,855	$91,917,855	$--	$--
International Equity Funds	90,570,377	90,570,377	--	--
Bond Funds	128,603,956	128,603,956	--	--
Short-Term Funds	6,503,935	6,503,935	--	--
Total Investments in Securities:	$317,596,123	$317,596,123	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $920)	$920
Other affiliated issuers (cost $249,889,410)	317,595,203
Total Investment in Securities (cost $249,890,330)		$317,596,123
Receivable for investments sold		5,635,233
Total assets		323,231,356
Liabilities
Payable for investments purchased	$5,616,689
Payable for fund shares redeemed	18,544
Total liabilities		5,635,233
Net Assets		$317,596,123
Net Assets consist of:
Paid in capital		$229,653,243
Total accumulated earnings (loss)		87,942,880
Net Assets		$317,596,123
Net Asset Value, offering price and redemption price per share ($317,596,123 ÷ 19,189,056 shares)		$16.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$5,361,181
Income from Fidelity Central Funds		12
Total income		5,361,193
Expenses
Independent trustees' fees and expenses	$907
Total expenses before reductions	907
Expense reductions	(3)
Total expenses after reductions		904
Net investment income (loss)		5,360,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,920,033
Capital gain distributions from underlying funds:
Affiliated issuers	20,766,991
Total net realized gain (loss)		23,687,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,939,262
Total change in net unrealized appreciation (depreciation)		1,939,262
Net gain (loss)		25,626,286
Net increase (decrease) in net assets resulting from operations		$30,986,575

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,360,289	$3,175,660
Net realized gain (loss)	23,687,024	8,592,195
Change in net unrealized appreciation (depreciation)	1,939,262	26,633,429
Net increase (decrease) in net assets resulting from operations	30,986,575	38,401,284
Distributions to shareholders	(15,755,683)	(14,856,510)
Share transactions
Proceeds from sales of shares	35,734,708	28,520,663
Reinvestment of distributions	15,755,683	14,856,510
Cost of shares redeemed	(34,663,906)	(30,205,446)
Net increase (decrease) in net assets resulting from share transactions	16,826,485	13,171,727
Total increase (decrease) in net assets	32,057,377	36,716,501
Net Assets
Beginning of period	285,538,746	248,822,245
End of period	$317,596,123	$285,538,746
Other Information
Shares
Sold	2,187,772	2,068,158
Issued in reinvestment of distributions	978,638	1,025,793
Redeemed	(2,116,175)	(2,252,889)
Net increase (decrease)	1,050,235	841,062

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.74	$14.38	$12.45	$13.78	$12.15
Income from Investment Operations
Net investment income (loss)A	.28	.18	.28	.20	.20
Net realized and unrealized gain (loss)	1.38	2.02	2.37	(1.09)	1.94
Total from investment operations	1.66	2.20	2.65	(.89)	2.14
Distributions from net investment income	(.18)	(.18)	(.28)	(.19)	(.19)
Distributions from net realized gain	(.67)	(.66)	(.44)	(.25)	(.32)
Total distributions	(.85)	(.84)	(.72)	(.44)	(.51)
Net asset value, end of period	$16.55	$15.74	$14.38	$12.45	$13.78
Total ReturnB,C	10.78%	15.88%	21.73%	(6.56)%	17.82%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %F	-%
Expenses net of all reductions	- %F	- %F	- %F	- %F	-%
Net investment income (loss)	1.74%	1.26%	2.03%	1.44%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$317,596	$285,539	$248,822	$203,463	$216,200
Portfolio turnover rateG	30%	43%	29%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	22.1
VIP Overseas Portfolio Investor Class	19.3
VIP Emerging Markets Portfolio Investor Class	11.9
VIP Growth & Income Portfolio Investor Class	6.9
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Investor Class	6.1
VIP Growth Portfolio Investor Class	5.9
VIP Contrafund Portfolio Investor Class	5.7
VIP Value Portfolio Investor Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	3.6
92.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.9%
International Equity Funds	31.2%
Bond Funds	35.5%
Short-Term Funds	0.4%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	441,635	$23,812,976
VIP Equity-Income Portfolio Investor Class (a)	970,152	25,185,139
VIP Growth & Income Portfolio Investor Class (a)	1,099,752	28,670,546
VIP Growth Portfolio Investor Class (a)	239,574	24,355,101
VIP Mid Cap Portfolio Investor Class (a)	171,107	6,986,283
VIP Value Portfolio Investor Class (a)	1,012,359	18,455,309
VIP Value Strategies Portfolio Investor Class (a)	556,662	9,045,758
TOTAL DOMESTIC EQUITY FUNDS
(Cost $89,918,850)		136,511,112

International Equity Funds - 31.2%
VIP Emerging Markets Portfolio Investor Class (a)	3,927,344	49,170,341
VIP Overseas Portfolio Investor Class (a)	2,751,585	80,236,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $98,894,638)		129,406,573

Bond Funds - 35.5%
Fidelity Inflation-Protected Bond Index Fund (a)	2,316,290	25,849,797
Fidelity International Bond Index Fund (a)	653,041	6,517,350
Fidelity Long-Term Treasury Bond Index Fund (a)	1,025,558	15,126,984
VIP High Income Portfolio Investor Class (a)	1,588,657	8,292,788
VIP Investment Grade Bond Portfolio Investor Class (a)	6,902,732	91,737,308
TOTAL BOND FUNDS
(Cost $144,659,448)		147,524,227

Short-Term Funds - 0.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $1,742,167)	1,742,167	1,742,167
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $335,215,103)		415,184,079
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$415,184,084

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,198,827	$9,366,184	$1,904,700	$1,118,767	$5,081	$184,405	$25,849,797
Fidelity International Bond Index Fund	--	6,644,185	95,407	10,413	(640)	(30,788)	6,517,350
Fidelity Long-Term Treasury Bond Index Fund	7,503,497	10,495,866	2,471,373	307,050	(156,178)	(244,828)	15,126,984
VIP Contrafund Portfolio Investor Class	19,786,827	7,568,566	6,358,731	2,781,798	464,370	2,351,944	23,812,976
VIP Emerging Markets Portfolio Investor Class	44,054,636	21,901,701	9,403,699	6,414,838	(20,474)	(7,361,823)	49,170,341
VIP Equity-Income Portfolio Investor Class	20,874,190	9,336,796	6,996,824	3,151,530	76,093	1,894,884	25,185,139
VIP Government Money Market Portfolio Investor Class 0.01%	3,645,966	4,091,693	5,995,492	405	--	--	1,742,167
VIP Growth & Income Portfolio Investor Class	23,785,392	9,081,429	8,283,043	1,890,685	222,235	3,864,533	28,670,546
VIP Growth Portfolio Investor Class	20,162,873	9,986,247	5,978,446	4,638,461	285,126	(100,699)	24,355,101
VIP High Income Portfolio Investor Class	6,498,220	2,531,776	655,783	423,072	(1,525)	(79,900)	8,292,788
VIP Investment Grade Bond Portfolio Investor Class	74,045,368	34,286,334	12,272,397	4,048,827	(179,068)	(4,142,929)	91,737,308
VIP Mid Cap Portfolio Investor Class	5,766,321	2,626,709	1,765,532	1,101,247	85,912	272,873	6,986,283
VIP Overseas Portfolio Investor Class	58,587,686	30,053,235	15,178,326	5,806,135	158,221	6,615,416	80,236,232
VIP Value Portfolio Investor Class	15,283,810	6,685,660	5,685,704	2,262,344	328,768	1,842,775	18,455,309
VIP Value Strategies Portfolio Investor Class	7,473,458	2,993,173	2,930,659	875,707	134,862	1,374,924	9,045,758
	$325,667,071	$167,649,554	$85,976,116	$34,831,279	$1,402,783	$6,440,787	$415,184,079

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$136,511,112	$136,511,112	$--	$--
International Equity Funds	129,406,573	129,406,573	--	--
Bond Funds	147,524,227	147,524,227	--	--
Short-Term Funds	1,742,167	1,742,167	--	--
Total Investments in Securities:	$415,184,079	$415,184,079	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $335,215,103)	$415,184,079
Total Investment in Securities (cost $335,215,103)		$415,184,079
Cash		2
Receivable for investments sold		5,940,694
Receivable for fund shares sold		276,352
Total assets		421,401,127
Liabilities
Payable for investments purchased	$6,217,043
Total liabilities		6,217,043
Net Assets		$415,184,084
Net Assets consist of:
Paid in capital		$310,309,080
Total accumulated earnings (loss)		104,875,004
Net Assets		$415,184,084
Net Asset Value, offering price and redemption price per share ($415,184,084 ÷ 24,810,177 shares)		$16.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$6,467,590
Expenses
Independent trustees' fees and expenses	$1,098
Total expenses		1,098
Net investment income (loss)		6,466,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,402,783
Capital gain distributions from underlying funds:
Affiliated issuers	28,363,689
Total net realized gain (loss)		29,766,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,440,787
Total change in net unrealized appreciation (depreciation)		6,440,787
Net gain (loss)		36,207,259
Net increase (decrease) in net assets resulting from operations		$42,673,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,466,492	$3,477,865
Net realized gain (loss)	29,766,472	10,038,427
Change in net unrealized appreciation (depreciation)	6,440,787	31,731,127
Net increase (decrease) in net assets resulting from operations	42,673,751	45,247,419
Distributions to shareholders	(19,294,793)	(16,904,069)
Share transactions
Proceeds from sales of shares	63,710,754	30,563,323
Reinvestment of distributions	19,294,793	16,904,069
Cost of shares redeemed	(16,867,496)	(26,908,022)
Net increase (decrease) in net assets resulting from share transactions	66,138,051	20,559,370
Total increase (decrease) in net assets	89,517,009	48,902,720
Net Assets
Beginning of period	325,667,075	276,764,355
End of period	$415,184,084	$325,667,075
Other Information
Shares
Sold	3,899,731	2,184,529
Issued in reinvestment of distributions	1,190,368	1,177,393
Redeemed	(1,021,891)	(2,025,911)
Net increase (decrease)	4,068,208	1,336,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.26	$12.10	$13.61	$11.76
Income from Investment Operations
Net investment income (loss)A	.28	.17	.27	.18	.19
Net realized and unrealized gain (loss)	1.60	2.14	2.62	(1.24)	2.23
Total from investment operations	1.88	2.31	2.89	(1.06)	2.42
Distributions from net investment income	(.17)	(.17)	(.27)	(.18)	(.17)
Distributions from net realized gain	(.68)	(.69)	(.46)	(.28)	(.39)
Total distributions	(.85)	(.87)B	(.73)	(.45)B	(.57)B
Net asset value, end of period	$16.73	$15.70	$14.26	$12.10	$13.61
Total ReturnC,D	12.25%	16.82%	24.42%	(7.87)%	20.92%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	-%
Expenses net of all reductions	- %G	- %G	- %G	- %G	-%
Net investment income (loss)	1.71%	1.26%	2.03%	1.36%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$415,184	$325,667	$276,764	$213,871	$214,597
Portfolio turnover rateH	23%	41%	29%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$92,857,181	$ 10,012,750	$(443,050)	$ 9,569,700
VIP Investor Freedom 2005 Portfolio	26,904,222	3,834,479	(30,070)	3,804,409
VIP Investor Freedom 2010 Portfolio	74,596,496	11,219,789	(539,692)	10,680,097
VIP Investor Freedom 2015 Portfolio	102,150,204	21,735,388	(562,402)	21,172,986
VIP Investor Freedom 2020 Portfolio	202,629,309	50,635,312	(1,241,904)	49,393,408
VIP Investor Freedom 2025 Portfolio	251,126,783	68,231,442	(1,762,102)	66,469,340
VIP Investor Freedom 2030 Portfolio	337,096,931	81,460,439	(3,373,291)	78,087,148

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income Portfolio	$893,524	$2,999,255	$ 9,569,700
VIP Investor Freedom 2005 Portfolio	277,498	1,699,988	3,804,409
VIP Investor Freedom 2010 Portfolio	678,561	3,498,573	10,680,097
VIP Investor Freedom 2015 Portfolio	939,920	6,610,178	21,172,986
VIP Investor Freedom 2020 Portfolio	1,807,094	16,207,324	49,393,408
VIP Investor Freedom 2025 Portfolio	2,138,432	19,335,108	66,469,340
VIP Investor Freedom 2030 Portfolio	2,469,446	24,318,409	78,087,148

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income Portfolio	$1,970,050	$1,695,125	$3,665,175
VIP Investor Freedom 2005 Portfolio	695,875	676,306	1,372,181
VIP Investor Freedom 2010 Portfolio	1,816,863	1,557,544	3,374,407
VIP Investor Freedom 2015 Portfolio	2,761,333	3,493,954	6,255,287
VIP Investor Freedom 2020 Portfolio	5,877,674	8,141,347	14,019,021
VIP Investor Freedom 2025 Portfolio	7,677,167	8,078,516	15,755,683
VIP Investor Freedom 2030 Portfolio	9,863,510	9,431,283	19,294,793

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income Portfolio	$1,621,466	$1,659,270	$3,280,736
VIP Investor Freedom 2005 Portfolio	601,474	901,226	1,502,700
VIP Investor Freedom 2010 Portfolio	1,270,161	2,175,744	3,445,905
VIP Investor Freedom 2015 Portfolio	1,915,368	4,872,803	6,788,171
VIP Investor Freedom 2020 Portfolio	3,813,431	10,239,065	14,052,496
VIP Investor Freedom 2025 Portfolio	4,474,663	10,381,847	14,856,510
VIP Investor Freedom 2030 Portfolio	4,942,881	11,961,188	16,904,069

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	33,229,625	26,815,964
VIP Investor Freedom 2005 Portfolio	14,957,118	20,194,864
VIP Investor Freedom 2010 Portfolio	28,737,977	18,882,726
VIP Investor Freedom 2015 Portfolio	46,083,215	37,391,204
VIP Investor Freedom 2020 Portfolio	91,776,805	79,145,145
VIP Investor Freedom 2025 Portfolio	118,087,418	90,858,866
VIP Investor Freedom 2030 Portfolio	167,649,554	85,976,116

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom 2020 Portfolio	1
VIP Investor Freedom 2025 Portfolio	3

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2005 Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (seven of the funds constituting Variable Insurance Products Fund V, hereafter collectively to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period--C,D- July 1, 2021 to December 31, 2021
VIP Investor Freedom Income Portfolio	- %
Actual		$1,000.00	$1,011.50	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2005 Portfolio	- %
Actual		$1,000.00	$1,013.70	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2010 Portfolio	- %
Actual		$1,000.00	$1,018.40	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2015 Portfolio	- %
Actual		$1,000.00	$1,022.90	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2020 Portfolio	- %
Actual		$1,000.00	$1,028.00	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2025 Portfolio	- %
Actual		$1,000.00	$1,031.30	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2030 Portfolio	- %
Actual		$1,000.00	$1,034.00	$-
Hypothetical-E		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/11/22	02/11/22	$0.108	$0.375
VIP Investor Freedom 2005 Portfolio	02/11/22	02/11/22	$0.107	$0.731
VIP Investor Freedom 2010 Portfolio	02/11/22	02/11/22	$0.112	$0.590
VIP Investor Freedom 2015 Portfolio	02/11/22	02/11/22	$0.104	$0.750
VIP Investor Freedom 2020 Portfolio	02/11/22	02/11/22	$0.106	$0.967
VIP Investor Freedom 2025 Portfolio	02/11/22	02/11/22	$0.107	$1.022
VIP Investor Freedom 2030 Portfolio	02/11/22	02/11/22	$0.092	$0.985

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom Income Portfolio	$3,003,999
VIP Investor Freedom 2005 Portfolio	$1,701,642
VIP Investor Freedom 2010 Portfolio	$3,505,759
VIP Investor Freedom 2015 Portfolio	$6,616,609
VIP Investor Freedom 2020 Portfolio	$16,212,812
VIP Investor Freedom 2025 Portfolio	$19,362,414
VIP Investor Freedom 2030 Portfolio	$24,327,875

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	16.53%
VIP Investor Freedom 2005 Portfolio	14.19%
VIP Investor Freedom 2010 Portfolio	11.91%
VIP Investor Freedom 2015 Portfolio	9.55%
VIP Investor Freedom 2020 Portfolio	7.74%
VIP Investor Freedom 2025 Portfolio	6.28%
VIP Investor Freedom 2030 Portfolio	4.97%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2021	0%
December 2021	5%
VIP Investor Freedom 2005 Portfolio
February 2021	0%
December 2021	6%
VIP Investor Freedom 2010 Portfolio
February 2021	0%
December 2021	10%
VIP Investor Freedom 2015 Portfolio
February 2021	0%
December 2021	13%
VIP Investor Freedom 2020 Portfolio
February 2021	1%
December 2021	15%
VIP Investor Freedom 2025 Portfolio
February 2021	0%
December 2021	17%
VIP Investor Freedom 2030 Portfolio
February 2021	2%
December 2021	18%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/15/21	$0.0387	$0.0043
VIP Investor Freedom 2005 Portfolio	12/15/21	$0.0424	$0.0047
VIP Investor Freedom 2010 Portfolio	12/15/21	$0.0550	$0.0062
VIP Investor Freedom 2015 Portfolio	12/15/21	$0.0646	$0.0073
VIP Investor Freedom 2020 Portfolio	12/15/21	$0.0780	$0.0088
VIP Investor Freedom 2025 Portfolio	12/15/21	$0.0970	$0.0110
VIP Investor Freedom 2030 Portfolio	12/15/21	$0.1021	$0.0116

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board due to the fact that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPIFF-ANN-0322
1.814507.116

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP FundsManager® 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Service Class	3.74%	5.50%	4.55%
Service Class 2	3.52%	5.34%	4.39%
Investor Class	3.65%	5.48%	4.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 20% Portfolio - Investor Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,602	VIP FundsManager® 20% Portfolio - Investor Class
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

VIP FundsManager® 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Service Class	10.01%	9.91%	8.34%
Service Class 2	9.88%	9.75%	8.18%
Investor Class	10.02%	9.91%	8.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 50% Portfolio - Investor Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,263	VIP FundsManager® 50% Portfolio - Investor Class
$46,257	S&P 500® Index

VIP FundsManager® 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Service Class	12.34%	11.27%	9.60%
Service Class 2	12.21%	11.10%	9.44%
Investor Class	12.34%	11.27%	9.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 60% Portfolio - Investor Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,041	VIP FundsManager® 60% Portfolio - Investor Class
$46,257	S&P 500® Index

VIP FundsManager® 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Service Class	14.60%	12.45%	10.64%
Service Class 2	14.44%	12.28%	10.48%
Investor Class	14.52%	12.46%	10.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 70% Portfolio - Investor Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,498	VIP FundsManager® 70% Portfolio - Investor Class
$46,257	S&P 500® Index

VIP FundsManager® 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Service Class	18.02%	14.48%	12.35%
Service Class 2	17.64%	14.22%	12.14%
Investor Class	17.83%	14.40%	12.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 85% Portfolio - Investor Class on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,899	VIP FundsManager® 85% Portfolio - Investor Class
$46,257	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets. International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled. By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return. Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the Portfolios’ share classes posted gains ranging from about 4% to 18%, with nearly all outpacing their respective Composite benchmarks. Positive asset class positioning fueled the Portfolios’ returns versus Composite benchmarks, helping to offset the negative impact of security selection in 2021. Our fixed-income allocation strategy – underweighting cash and investment-grade (IG) bonds in favor of out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), high-yield credit, bank loans, emerging-markets (EM) debt and long-term U.S. Treasuries – largely aided the Portfolios' relative performance. (The more equity-heavy 60% and 70% Portfolios had modest cash overweightings with larger IG bond underweightings. The 85% Portfolio does not have a cash target so only had an IG bond underweighting.) Long-term U.S. Treasuries detracted, as longer-term bond yields rose during the period. Our core equity allocation strategy – an equal weighting in the U.S. combined with an underweighting in international developed markets (DM) and out-of-benchmark EM exposure – detracted versus Composite benchmarks, primarily due to positioning in the U.S. The Portfolios' holdings of value-oriented and low-volatility U.S. stock funds did not compare favorably to the performance of our equity benchmark. This was an additional factor weighing on the relative outcome of our U.S. equity positioning. However, out-of-index allocations in real estate investment trusts (REITs) and commodity securities contributed and substantially offset the negative impact of our core equity strategy. Turning to security selection, unfavorable stock picks in the U.S. hurt whereas favorable results in international developed-markets (DM) added value. Fidelity® Stock Selector All Cap Fund – the Portfolios' largest U.S. equity position by far – lagged its benchmark, the S&P 500 Index, due to subpar investment choices, particularly in the information technology, health care and consumer discretionary sectors. Within DM, Fidelity® Overseas Fund led the way, topping its benchmark, the MSCI EAFE Index, powered by security selection in Europe ex U.K., Japan and the U.S. Underweighting the lagging Japanese equity market also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
Fidelity U.S. Bond Index Fund	40.6
Fidelity Cash Central Fund 0.08%	22.7
VIP Stock Selector All Cap Portfolio Investor Class	15.8
Fidelity Floating Rate High Income Fund	3.2
Fidelity Inflation-Protected Bond Index Fund	2.6
Fidelity Long-Term Treasury Bond Index Fund	2.3
Fidelity Emerging Markets Fund	1.9
Fidelity Overseas Fund	1.7
Fidelity Real Estate Investment Portfolio	1.4
Fidelity Global Commodity Stock Fund	1.1
93.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	5.6%
International Equity Funds	21.6%
Bond Funds	49.7%
Short-Term Funds	22.7%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)	0.1%

 * Futures - 6.3%

VIP FundsManager® 20% Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 27.2%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	961,217	$8,429,872
Fidelity Contrafund (a)	127,920	2,399,788
Fidelity Emerging Markets Discovery Fund (a)	240,313	3,852,210
Fidelity Emerging Markets Fund (a)	428,051	18,684,409
Fidelity Equity-Income Fund (a)	59,153	4,154,910
Fidelity Global Commodity Stock Fund (a)	649,978	10,555,648
Fidelity International Capital Appreciation Fund (a)	116,374	3,305,032
Fidelity International Discovery Fund (a)	78,763	4,168,918
Fidelity International Enhanced Index Fund (a)	345,883	3,853,134
Fidelity International Small Cap Fund (a)	49,828	1,609,428
Fidelity International Small Cap Opportunities Fund (a)	119,350	3,167,545
Fidelity International Value Fund (a)	238,280	2,218,390
Fidelity Large Cap Value Enhanced Index Fund (a)	81,084	1,299,784
Fidelity Low-Priced Stock Fund (a)	95,450	5,134,244
Fidelity Overseas Fund (a)	243,078	16,461,272
Fidelity Real Estate Investment Portfolio (a)	255,822	13,819,513
Fidelity U.S. Low Volatility Equity Fund (a)	643,956	7,708,147
Fidelity Value Discovery Fund (a)	53,536	2,049,355
VIP Stock Selector All Cap Portfolio Investor Class(a)	15,529,193	157,776,597
TOTAL EQUITY FUNDS
(Cost $242,676,232)		270,648,196

Fixed-Income Funds - 49.7%
Fidelity Floating Rate High Income Fund (a)	3,396,762	32,167,333
Fidelity High Income Fund (a)	880,616	7,652,550
Fidelity Inflation-Protected Bond Index Fund (a)	2,377,478	26,532,651
Fidelity Long-Term Treasury Bond Index Fund (a)	1,536,582	22,664,579
Fidelity New Markets Income Fund (a)	150,535	2,143,622
Fidelity U.S. Bond Index Fund (a)	33,741,372	404,221,641
TOTAL FIXED-INCOME FUNDS
(Cost $472,926,440)		495,382,376

Money Market Funds - 22.7%
Fidelity Cash Central Fund 0.08% (b)
(Cost $225,746,149)	225,701,009	225,746,149
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 2/10/22 to 3/31/22 (c)
(Cost $3,159,711)	3,160,000	3,159,766
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $944,508,532)		994,936,487
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,459,396
NET ASSETS - 100%		$996,395,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	143	March 2022	$34,023,275	$(331,050)	$(331,050)
ICE E-mini MSCI EAFE Index Contracts (United States)	66	March 2022	7,661,940	(96,103)	(96,103)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	347	March 2022	21,276,305	(122,747)	(122,747)
TOTAL FUTURES CONTRACTS					$(549,900)

The notional amount of futures sold as a percentage of Net Assets is 6.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $57,722,429.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,159,766.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$206,186,300	$123,627,917	$104,067,849	$131,129	$(219)	$--	$225,746,149	0.4%
Total	$206,186,300	$123,627,917	$104,067,849	$131,129	$(219)	$--	$225,746,149

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,392,764	$8,478,983	$1,450,048	$1,289,183	$(122,353)	$130,526	$8,429,872
Fidelity Contrafund	4,482,861	558,593	3,385,263	299,674	1,050,025	(306,428)	2,399,788
Fidelity Emerging Asia Fund	2,999,210	403,891	3,246,182	--	918,471	(1,075,390)	--
Fidelity Emerging Markets Discovery Fund	3,303,958	924,825	197,845	409,582	(181)	(178,547)	3,852,210
Fidelity Emerging Markets Fund	16,877,792	3,481,200	816,677	1,057,450	(5,415)	(852,491)	18,684,409
Fidelity Equity-Income Fund	7,761,240	1,292,290	6,127,144	493,166	1,036,437	192,087	4,154,910
Fidelity Europe Fund	1,950,677	528,722	2,567,501	94,058	416,829	(328,727)	--
Fidelity Floating Rate High Income Fund	--	32,548,893	382,882	266,792	(466)	1,788	32,167,333
Fidelity Global Commodity Stock Fund	3,960,950	6,309,547	1,028,123	343,830	(3,563)	1,316,837	10,555,648
Fidelity Gold Portfolio	6,248,402	2,679,183	7,805,326	36,032	233,210	(1,355,469)	--
Fidelity High Income Fund	12,339,428	3,490,820	8,136,703	564,013	388,688	(429,683)	7,652,550
Fidelity Inflation-Protected Bond Index Fund	39,753,453	4,024,564	17,609,452	1,209,035	1,440,796	(1,076,710)	26,532,651
Fidelity International Capital Appreciation Fund	4,338,879	1,300,262	2,615,023	274,013	557,337	(276,423)	3,305,032
Fidelity International Discovery Fund	4,351,505	2,360,128	2,712,495	372,954	399,670	(229,890)	4,168,918
Fidelity International Enhanced Index Fund	3,671,290	1,974,294	2,139,908	102,297	197,327	150,131	3,853,134
Fidelity International Small Cap Fund	2,194,409	624,227	1,418,018	109,147	331,751	(122,941)	1,609,428
Fidelity International Small Cap Opportunities Fund	2,519,597	440,744	--	255,018	--	207,204	3,167,545
Fidelity International Value Fund	2,850,801	777,382	1,730,164	92,183	61,742	258,629	2,218,390
Fidelity Japan Fund	1,813,405	15,305	1,899,259	--	601,426	(530,877)	--
Fidelity Japan Smaller Companies Fund	1,017,772	--	1,015,552	--	383,005	(385,225)	--
Fidelity Large Cap Value Enhanced Index Fund	2,270,392	539,716	1,947,053	143,335	553,351	(116,622)	1,299,784
Fidelity Long-Term Treasury Bond Index Fund	13,643,127	13,091,591	3,032,130	470,553	(333,267)	(704,742)	22,664,579
Fidelity Low-Priced Stock Fund	9,567,254	1,509,370	7,545,558	552,492	1,204,663	398,515	5,134,244
Fidelity New Markets Income Fund	8,956,865	758,518	7,280,430	233,879	(191,650)	(99,681)	2,143,622
Fidelity Overseas Fund	19,485,340	6,439,761	12,611,977	691,776	2,991,724	156,424	16,461,272
Fidelity Pacific Basin Fund	2,032,387	528,206	2,566,758	93,545	752,036	(745,871)	--
Fidelity Real Estate Investment Portfolio	4,510,431	12,847,235	7,574,128	492,617	513,846	3,522,129	13,819,513
Fidelity Stock Selector All Cap Fund	131,600,933	6,862,264	165,280,951	--	53,608,726	(26,790,972)	--
Fidelity U.S. Bond Index Fund	400,250,902	75,028,950	55,672,612	8,022,600	(846,913)	(14,538,686)	404,221,641
Fidelity U.S. Low Volatility Equity Fund	6,403,594	1,023,328	472,975	392,305	2,194	752,006	7,708,147
Fidelity Value Discovery Fund	3,782,177	524,502	3,017,218	92,868	774,774	(14,880)	2,049,355
VIP Stock Selector All Cap Portfolio Investor Class	--	156,537,871	1,265,893	186,175	6,109	2,498,510	157,776,597
	$726,331,795	$347,905,165	$334,551,248	$18,640,572	$66,920,329	$(40,575,469)	$766,030,572

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$270,648,196	$270,648,196	$--	$--
Fixed-Income Funds	495,382,376	495,382,376	--	--
Money Market Funds	225,746,149	225,746,149	--	--
Other Short-Term Investments	3,159,766	--	3,159,766	--
Total Investments in Securities:	$994,936,487	$991,776,721	$3,159,766	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(549,900)	$(549,900)	$--	$--
Total Liabilities	$(549,900)	$(549,900)	$--	$--
Total Derivative Instruments:	$(549,900)	$(549,900)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(549,900)
Total Equity Risk	0	(549,900)
Total Value of Derivatives	$0	$(549,900)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,159,711)	$3,159,766
Fidelity Central Funds (cost $225,746,149)	225,746,149
Other affiliated issuers (cost $715,602,672)	766,030,572
Total Investment in Securities (cost $944,508,532)		$994,936,487
Receivable for investments sold		1,595,445
Receivable for fund shares sold		276
Distributions receivable from Fidelity Central Funds		14,699
Receivable for daily variation margin on futures contracts		220,787
Total assets		996,767,694
Liabilities
Payable for investments purchased	$2
Payable for fund shares redeemed	205,074
Accrued management fee	165,446
Distribution and service plan fees payable	1,289
Total liabilities		371,811
Net Assets		$996,395,883
Net Assets consist of:
Paid in capital		$881,685,849
Total accumulated earnings (loss)		114,710,034
Net Assets		$996,395,883
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($63,327 ÷ 5,200 shares)		$12.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($10,256,733 ÷ 844,832 shares)		$12.14
Investor Class:
Net Asset Value, offering price and redemption price per share ($986,075,823 ÷ 81,032,268 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$12,543,428
Interest		1,377
Income from Fidelity Central Funds		131,129
Total income		12,675,934
Expenses
Management fee	$2,394,492
Distribution and service plan fees	24,268
Independent trustees' fees and expenses	2,845
Total expenses before reductions	2,421,605
Expense reductions	(490,255)
Total expenses after reductions		1,931,350
Net investment income (loss)		10,744,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Fidelity Central Funds	(219)
Other affiliated issuers	66,920,329
Futures contracts	(8,819,065)
Capital gain distributions from underlying funds:
Affiliated issuers	6,097,144
Total net realized gain (loss)		64,198,197
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	(40,575,469)
Futures contracts	142,133
Total change in net unrealized appreciation (depreciation)		(40,433,333)
Net gain (loss)		23,764,864
Net increase (decrease) in net assets resulting from operations		$34,509,448

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,744,584	$10,081,745
Net realized gain (loss)	64,198,197	3,689,745
Change in net unrealized appreciation (depreciation)	(40,433,333)	54,673,794
Net increase (decrease) in net assets resulting from operations	34,509,448	68,445,284
Distributions to shareholders	(12,303,562)	(15,496,204)
Share transactions - net increase (decrease)	39,709,707	60,425,801
Total increase (decrease) in net assets	61,915,593	113,374,881
Net Assets
Beginning of period	934,480,290	821,105,409
End of period	$996,395,883	$934,480,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.19	$10.75	$11.63	$11.04
Income from Investment Operations
Net investment income (loss)A	.14	.13	.22	.21	.16
Net realized and unrealized gain (loss)	.30	.77	.86	(.40)	.65
Total from investment operations	.44	.90	1.08	(.19)	.81
Distributions from net investment income	(.13)	(.13)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.15)B	(.20)	(.64)	(.69)	(.22)
Net asset value, end of period	$12.18	$11.89	$11.19	$10.75	$11.63
Total ReturnC,D	3.74%	8.11%	10.39%	(1.67)%	7.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.12%	1.17%	2.01%	1.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$61	$57	$55	$59
Portfolio turnover rateG	45%H	32%H	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.16	$10.72	$11.60	$11.01
Income from Investment Operations
Net investment income (loss)A	.12	.12	.20	.19	.14
Net realized and unrealized gain (loss)	.30	.77	.87	(.40)	.65
Total from investment operations	.42	.89	1.07	(.21)	.79
Distributions from net investment income	(.11)	(.11)	(.20)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.14)	(.19)B	(.63)	(.67)	(.20)
Net asset value, end of period	$12.14	$11.86	$11.16	$10.72	$11.60
Total ReturnC,D	3.52%	7.97%	10.26%	(1.82)%	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.97%	1.02%	1.86%	1.72%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$10,257	$9,323	$8,978	$8,286	$8,188
Portfolio turnover rateG	45%H	32%H	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.18	$10.74	$11.62	$11.04
Income from Investment Operations
Net investment income (loss)A	.14	.13	.22	.21	.16
Net realized and unrealized gain (loss)	.29	.78	.86	(.40)	.64
Total from investment operations	.43	.91	1.08	(.19)	.80
Distributions from net investment income	(.13)	(.13)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.15)B	(.20)	(.64)	(.69)	(.22)
Net asset value, end of period	$12.17	$11.89	$11.18	$10.74	$11.62
Total ReturnC,D	3.65%	8.21%	10.40%	(1.67)%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.12%	1.17%	2.01%	1.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$986,076	$925,096	$812,070	$719,784	$777,291
Portfolio turnover rateG	45%H	32%H	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	33.5
Fidelity U.S. Bond Index Fund	27.1
Fidelity Overseas Fund	5.8
Fidelity Cash Central Fund 0.08%	4.0
Fidelity Floating Rate High Income Fund	3.4
Fidelity Inflation-Protected Bond Index Fund	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity U.S. Low Volatility Equity Fund	1.9
Fidelity Low-Priced Stock Fund	1.6
Fidelity Global Commodity Stock Fund	1.6
84.6

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	10.2%
International Equity Funds	48.1%
Bond Funds	37.2%
Short-Term Funds	4.0%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)	0.2%

 * Futures - (7.0)%

VIP FundsManager® 50% Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 58.3%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	5,266,201	$46,184,585
Fidelity Contrafund (a)	1,435,424	26,928,546
Fidelity Emerging Markets Discovery Fund (a)	1,756,881	28,162,801
Fidelity Emerging Markets Fund (a)	1,960,248	85,564,823
Fidelity Equity-Income Fund (a)	990,740	69,589,597
Fidelity Global Commodity Stock Fund (a)	5,846,876	94,953,263
Fidelity International Capital Appreciation Fund (a)	2,449,353	69,561,632
Fidelity International Discovery Fund (a)	1,658,971	87,809,314
Fidelity International Enhanced Index Fund (a)	7,288,977	81,199,208
Fidelity International Small Cap Fund (a)	1,052,373	33,991,641
Fidelity International Small Cap Opportunities Fund (a)	1,885,741	50,047,565
Fidelity International Value Fund(a)	5,038,083	46,904,553
Fidelity Japan Smaller Companies Fund (a)	2,802,780	44,171,817
Fidelity Large Cap Value Enhanced Index Fund (a)	2,279,699	36,543,576
Fidelity Low-Priced Stock Fund (a)	1,817,042	97,738,692
Fidelity Overseas Fund (a)	5,125,871	347,123,964
Fidelity Real Estate Investment Portfolio (a)	1,509,995	81,569,943
Fidelity U.S. Low Volatility Equity Fund (a)	9,623,142	115,189,015
Fidelity Value Discovery Fund (a)	1,070,938	40,995,515
VIP Stock Selector All Cap Portfolio Investor Class(a)	197,226,127	2,003,817,452
TOTAL EQUITY FUNDS
(Cost $3,060,736,977)		3,488,047,502

Fixed-Income Funds - 37.2%
Fidelity Floating Rate High Income Fund (a)	21,753,311	206,003,852
Fidelity High Income Fund (a)	5,225,314	45,407,977
Fidelity Inflation-Protected Bond Index Fund (a)	15,993,125	178,483,279
Fidelity Long-Term Treasury Bond Index Fund (a)	10,794,997	159,226,200
Fidelity New Markets Income Fund (a)	1,012,191	14,413,594
Fidelity U.S. Bond Index Fund (a)	135,257,001	1,620,378,871
TOTAL FIXED-INCOME FUNDS
(Cost $2,127,852,377)		2,223,913,773

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.08% (b)
(Cost $240,620,688)	240,572,574	240,620,688
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 1/13/22 to 3/31/22 (c)
(Cost $20,168,120)	20,170,000	20,168,405
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,449,378,162)		5,972,750,368
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,216,115
NET ASSETS - 100%		$5,981,966,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,107	March 2022	$263,382,975	$(2,504,875)	$(2,504,875)
ICE E-mini MSCI EAFE Index Contracts (United States)	393	March 2022	45,623,370	(435,622)	(435,622)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,754	March 2022	107,546,510	(620,458)	(620,458)
TOTAL FUTURES CONTRACTS					$(3,560,955)

The notional amount of futures sold as a percentage of Net Assets is 7.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $391,563,142.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,168,405.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$68,298,426	$787,226,247	$614,903,676	$83,720	$518	$(827)	$240,620,688	0.4
Total	$68,298,426	$787,226,247	$614,903,676	$83,720	$518	$(827)	$240,620,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$9,827,572	$49,204,792	$14,181,856	$7,846,434	$(943,259)	$2,277,336	$46,184,585
Fidelity Contrafund	63,796,183	4,569,056	47,260,057	3,666,807	12,592,292	(6,768,928)	26,928,546
Fidelity Emerging Asia Fund	23,887,425	4,143,571	27,008,280	--	9,039,403	(10,062,119)	--
Fidelity Emerging Markets Discovery Fund	25,622,350	7,524,672	3,844,042	2,994,378	117,543	(1,257,722)	28,162,801
Fidelity Emerging Markets Fund	83,077,667	19,662,278	13,889,511	4,842,570	445,782	(3,731,393)	85,564,823
Fidelity Equity-Income Fund	126,290,103	9,999,263	82,980,933	7,475,087	11,626,831	4,654,333	69,589,597
Fidelity Europe Fund	36,284,732	4,488,907	41,619,151	1,994,839	8,807,126	(7,961,614)	--
Fidelity Floating Rate High Income Fund	--	209,899,838	3,922,175	1,857,727	(3,118)	29,307	206,003,852
Fidelity Global Commodity Stock Fund	69,576,030	29,525,410	22,085,900	3,115,267	1,878,257	16,059,466	94,953,263
Fidelity Gold Portfolio	41,188,768	15,285,637	49,492,851	192,480	2,026,041	(9,007,595)	--
Fidelity High Income Fund	67,904,879	4,197,241	26,422,377	2,876,545	2,070,936	(2,342,702)	45,407,977
Fidelity Inflation-Protected Bond Index Fund	254,867,888	12,021,707	90,722,457	8,120,885	7,981,734	(5,665,593)	178,483,279
Fidelity International Capital Appreciation Fund	80,952,896	11,558,027	26,456,023	5,788,422	5,062,318	(1,555,586)	69,561,632
Fidelity International Discovery Fund	81,875,089	33,881,405	29,055,037	7,883,502	5,401,510	(4,293,653)	87,809,314
Fidelity International Enhanced Index Fund	68,045,850	27,508,253	19,744,270	2,154,013	1,203,819	4,185,556	81,199,208
Fidelity International Small Cap Fund	40,807,848	5,201,676	15,075,789	2,313,781	3,747,098	(689,192)	33,991,641
Fidelity International Small Cap Opportunities Fund	41,787,756	4,814,085	--	4,038,883	--	3,445,724	50,047,565
Fidelity International Value Fund	52,858,965	5,804,660	17,105,993	1,956,519	372,981	4,973,940	46,904,553
Fidelity Japan Fund	54,555,995	474,315	56,334,715	--	17,069,949	(15,765,544)	--
Fidelity Japan Smaller Companies Fund	57,913,782	4,727,968	13,565,064	4,727,969	1,990,704	(6,895,573)	44,171,817
Fidelity Large Cap Value Enhanced Index Fund	51,759,725	5,288,142	29,588,207	3,996,666	8,041,845	1,042,071	36,543,576
Fidelity Long-Term Treasury Bond Index Fund	82,533,756	97,526,521	12,942,415	4,016,651	(438,167)	(7,453,495)	159,226,200
Fidelity Low-Priced Stock Fund	140,911,503	14,076,328	77,884,907	11,031,683	9,191,656	11,444,112	97,738,692
Fidelity New Markets Income Fund	49,383,047	2,013,128	35,286,488	1,312,114	(1,273,974)	(422,119)	14,413,594
Fidelity Overseas Fund	360,268,240	61,666,612	124,398,410	14,641,559	26,859,195	22,728,327	347,123,964
Fidelity Pacific Basin Fund	37,980,011	4,471,484	42,340,471	1,977,478	11,621,480	(11,732,504)	--
Fidelity Real Estate Investment Portfolio	7,585,166	59,979,573	5,450,993	2,960,081	311,694	19,144,503	81,569,943
Fidelity Stock Selector All Cap Fund	1,787,577,149	24,811,498	2,176,624,974	--	738,875,551	(374,639,224)	--
Fidelity U.S. Bond Index Fund	1,799,500,995	178,150,588	291,281,929	33,864,868	(3,312,659)	(62,678,124)	1,620,378,871
Fidelity U.S. Low Volatility Equity Fund	105,367,825	7,869,633	10,091,695	5,869,655	1,385,275	10,657,977	115,189,015
Fidelity Value Discovery Fund	59,258,536	3,347,135	32,961,213	1,909,676	10,247,775	1,103,282	40,995,515
VIP Stock Selector All Cap Portfolio Investor Class	--	1,994,870,465	22,483,762	2,364,492	(87,655)	31,518,404	2,003,817,452
	$5,763,247,731	$2,918,563,868	$3,462,101,945	$157,791,031	$891,909,963	$(399,658,342)	$5,711,961,275

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,488,047,502	$3,488,047,502	$--	$--
Fixed-Income Funds	2,223,913,773	2,223,913,773	--	--
Money Market Funds	240,620,688	240,620,688	--	--
Other Short-Term Investments	20,168,405	--	20,168,405	--
Total Investments in Securities:	$5,972,750,368	$5,952,581,963	$20,168,405	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,560,955)	$(3,560,955)	$--	$--
Total Liabilities	$(3,560,955)	$(3,560,955)	$--	$--
Total Derivative Instruments:	$(3,560,955)	$(3,560,955)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,560,955)
Total Equity Risk	0	(3,560,955)
Total Value of Derivatives	$0	$(3,560,955)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,168,120)	$20,168,405
Fidelity Central Funds (cost $240,620,688)	240,620,688
Other affiliated issuers (cost $5,188,589,354)	5,711,961,275
Total Investment in Securities (cost $5,449,378,162)		$5,972,750,368
Receivable for investments sold		10,505,615
Receivable for fund shares sold		4,705
Distributions receivable from Fidelity Central Funds		16,125
Receivable for daily variation margin on futures contracts		1,373,352
Total assets		5,984,650,165
Liabilities
Payable for investments purchased	$15
Payable for fund shares redeemed	1,685,316
Accrued management fee	986,627
Distribution and service plan fees payable	11,724
Total liabilities		2,683,682
Net Assets		$5,981,966,483
Net Assets consist of:
Paid in capital		$4,565,321,394
Total accumulated earnings (loss)		1,416,645,089
Net Assets		$5,981,966,483
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($68,601 ÷ 4,728 shares)		$14.51
Service Class 2:
Net Asset Value, offering price and redemption price per share ($94,707,873 ÷ 6,555,788 shares)		$14.45
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,887,190,009 ÷ 405,928,436 shares)		$14.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$76,954,690
Interest		9,526
Income from Fidelity Central Funds		83,720
Total income		77,047,936
Expenses
Management fee	$14,817,130
Distribution and service plan fees	256,857
Independent trustees' fees and expenses	16,543
Interest	124
Total expenses before reductions	15,090,654
Expense reductions	(3,069,517)
Total expenses after reductions		12,021,137
Net investment income (loss)		65,026,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32
Fidelity Central Funds	518
Other affiliated issuers	891,909,963
Futures contracts	(76,835,924)
Capital gain distributions from underlying funds:
Affiliated issuers	80,836,341
Total net realized gain (loss)		895,910,930
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	79
Fidelity Central Funds	(827)
Other affiliated issuers	(399,658,342)
Futures contracts	3,293,355
Total change in net unrealized appreciation (depreciation)		(396,365,735)
Net gain (loss)		499,545,195
Net increase (decrease) in net assets resulting from operations		$564,571,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,026,799	$61,139,246
Net realized gain (loss)	895,910,930	107,149,076
Change in net unrealized appreciation (depreciation)	(396,365,735)	553,732,928
Net increase (decrease) in net assets resulting from operations	564,571,994	722,021,250
Distributions to shareholders	(167,003,158)	(181,171,815)
Share transactions - net increase (decrease)	(261,609,865)	(428,725,848)
Total increase (decrease) in net assets	135,958,971	112,123,587
Net Assets
Beginning of period	5,846,007,512	5,733,883,925
End of period	$5,981,966,483	$5,846,007,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$12.28	$11.68	$13.53	$12.03
Income from Investment Operations
Net investment income (loss)A	.15	.14	.20	.19	.16
Net realized and unrealized gain (loss)	1.19	1.55	1.76	(.86)	1.58
Total from investment operations	1.34	1.69	1.96	(.67)	1.74
Distributions from net investment income	(.16)	(.14)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(.40)	(.40)	(1.36)B	(1.18)	(.24)B
Net asset value, end of period	$14.51	$13.57	$12.28	$11.68	$13.53
Total ReturnC,D	10.01%	14.06%	17.89%	(5.28)%	14.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.10%	1.12%	1.68%	1.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$69	$64	$58	$55	$64
Portfolio turnover rateG	51%H	24%H	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.23	$11.64	$13.48	$11.99
Income from Investment Operations
Net investment income (loss)A	.13	.12	.18	.17	.14
Net realized and unrealized gain (loss)	1.18	1.55	1.75	(.85)	1.57
Total from investment operations	1.31	1.67	1.93	(.68)	1.71
Distributions from net investment income	(.14)	(.13)	(.19)	(.16)	(.13)
Distributions from net realized gain	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(.37)B	(.39)	(1.34)	(1.16)	(.22)B
Net asset value, end of period	$14.45	$13.51	$12.23	$11.64	$13.48
Total ReturnC,D	9.88%	13.89%	17.69%	(5.38)%	14.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.95%	.97%	1.53%	1.37%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$94,708	$114,211	$103,031	$90,234	$100,867
Portfolio turnover rateG	51%H	24%H	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$12.28	$11.68	$13.52	$12.02
Income from Investment Operations
Net investment income (loss)A	.15	.14	.20	.19	.16
Net realized and unrealized gain (loss)	1.19	1.54	1.76	(.85)	1.58
Total from investment operations	1.34	1.68	1.96	(.66)	1.74
Distributions from net investment income	(.16)	(.14)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(.40)	(.40)	(1.36)B	(1.18)	(.24)B
Net asset value, end of period	$14.50	$13.56	$12.28	$11.68	$13.52
Total ReturnC,D	10.02%	13.98%	17.89%	(5.20)%	14.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.10%	1.12%	1.68%	1.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,887,190	$5,731,732	$5,630,795	$5,535,648	$6,623,127
Portfolio turnover rateG	51%H	24%H	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	35.6
Fidelity U.S. Bond Index Fund	20.4
Fidelity Overseas Fund	7.7
Fidelity Floating Rate High Income Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity Inflation-Protected Bond Index Fund	3.0
Fidelity Low-Priced Stock Fund	2.6
Fidelity Equity-Income Fund	2.4
Fidelity U.S. Low Volatility Equity Fund	2.3
Fidelity International Discovery Fund	2.0
82.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	14.5%
International Equity Funds	53.6%
Bond Funds	31.0%
Short-Term Funds	0.5%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)	0.1%

 * Futures - (6.4)%

VIP FundsManager® 60% Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 68.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	4,834,725	$42,400,536
Fidelity Contrafund (a)	4,764,231	89,376,965
Fidelity Emerging Markets Discovery Fund (a)	1,488,480	23,860,340
Fidelity Emerging Markets Fund (a)	2,394,894	104,537,123
Fidelity Equity-Income Fund (a)	2,452,465	172,261,174
Fidelity Global Commodity Stock Fund (a)	8,185,193	132,927,542
Fidelity International Capital Appreciation Fund (a)	3,850,679	109,359,281
Fidelity International Discovery Fund (a)	2,661,647	140,880,985
Fidelity International Enhanced Index Fund (a)	11,081,206	123,444,638
Fidelity International Small Cap Fund (a)	1,738,574	56,155,938
Fidelity International Small Cap Opportunities Fund (a)	2,459,675	65,279,771
Fidelity International Value Fund (a)	7,886,683	73,425,016
Fidelity Japan Smaller Companies Fund (a)	2,910,367	45,867,380
Fidelity Large Cap Value Enhanced Index Fund (a)	4,567,973	73,224,609
Fidelity Low-Priced Stock Fund (a)	3,529,828	189,869,467
Fidelity Overseas Fund (a)	8,129,809	550,550,664
Fidelity Real Estate Investment Portfolio (a)	1,806,026	97,561,501
Fidelity U.S. Low Volatility Equity Fund (a)	13,832,504	165,575,072
Fidelity Value Discovery Fund (a)	2,256,053	86,361,718
VIP Stock Selector All Cap Portfolio Investor Class(a)	251,779,106	2,558,075,715
TOTAL EQUITY FUNDS
(Cost $4,262,532,905)		4,900,995,435

Fixed-Income Funds - 31.0%
Fidelity Floating Rate High Income Fund (a)	26,041,384	246,611,909
Fidelity High Income Fund (a)	6,272,562	54,508,561
Fidelity Inflation-Protected Bond Index Fund (a)	19,187,760	214,135,399
Fidelity Long-Term Treasury Bond Index Fund (a)	15,271,438	225,253,707
Fidelity New Markets Income Fund (a)	1,256,582	17,893,733
Fidelity U.S. Bond Index Fund (a)	122,540,633	1,468,036,781
TOTAL FIXED-INCOME FUNDS
(Cost $2,113,457,469)		2,226,440,090

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.08% (b)
(Cost $36,080,874)	36,073,659	36,080,874
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 1/13/22 to 3/31/22 (c)
(Cost $22,557,933)	22,560,000	22,558,041
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,434,629,181)		7,186,074,440
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,005,924
NET ASSETS - 100%		$7,192,080,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,057	March 2022	$251,486,725	$(2,220,470)	$(2,220,470)
ICE E-mini MSCI EAFE Index Contracts (United States)	783	March 2022	90,898,470	(1,466,540)	(1,466,540)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,972	March 2022	120,913,180	(697,573)	(697,573)
TOTAL FUTURES CONTRACTS					$(4,384,583)

The notional amount of futures sold as a percentage of Net Assets is 6.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $390,920,285.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,558,041.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$5,577,174	$547,795,049	$517,290,918	$33,951	$(431)	$--	$36,080,874	0.1
Total	$5,577,174	$547,795,049	$517,290,918	$33,951	$(431)	$--	$36,080,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,081,125	$51,103,964	$19,129,121	$8,060,033	$(1,874,422)	$2,218,990	$42,400,536
Fidelity Contrafund	76,027,408	27,326,422	25,735,339	9,229,403	3,067,206	8,691,268	89,376,965
Fidelity Emerging Asia Fund	26,226,121	260,504	25,512,310	--	10,156,378	(11,130,693)	--
Fidelity Emerging Markets Discovery Fund	28,454,735	2,992,916	7,117,802	2,536,924	1,176,149	(1,645,658)	23,860,340
Fidelity Emerging Markets Fund	122,627,500	7,794,223	22,476,576	5,916,313	7,550,520	(10,958,544)	104,537,123
Fidelity Equity-Income Fund	167,812,748	32,892,772	52,297,537	16,615,896	6,466,624	17,386,567	172,261,174
Fidelity Europe Fund	47,069,446	4,887,433	52,085,455	3,226,368	8,669,824	(8,541,248)	--
Fidelity Floating Rate High Income Fund	--	249,522,602	3,203,655	2,513,819	(3,618)	296,580	246,611,909
Fidelity Global Commodity Stock Fund	91,348,355	29,635,906	10,309,061	4,353,197	314,630	21,937,712	132,927,542
Fidelity Gold Portfolio	46,941,330	18,538,911	56,096,687	453,785	885,569	(10,269,123)	--
Fidelity High Income Fund	74,792,775	5,168,213	25,133,462	3,281,528	1,863,274	(2,182,239)	54,508,561
Fidelity Inflation-Protected Bond Index Fund	265,128,365	15,862,316	68,790,372	9,733,989	4,416,673	(2,481,583)	214,135,399
Fidelity International Capital Appreciation Fund	104,851,108	13,244,159	11,812,487	9,090,651	1,413,573	1,662,928	109,359,281
Fidelity International Discovery Fund	105,716,309	48,589,607	11,990,980	12,659,461	1,218,485	(2,652,436)	140,880,985
Fidelity International Enhanced Index Fund	88,449,535	38,723,028	10,326,715	3,269,290	400,040	6,198,750	123,444,638
Fidelity International Small Cap Fund	53,096,313	5,904,107	5,933,604	3,818,151	952,219	2,136,903	56,155,938
Fidelity International Small Cap Opportunities Fund	53,973,174	6,863,760	--	5,263,244	--	4,442,837	65,279,771
Fidelity International Value Fund	68,599,445	5,830,958	7,781,145	3,059,502	4,539	6,771,219	73,425,016
Fidelity Japan Fund	67,131,829	4,558,641	73,071,903	--	20,757,372	(19,375,939)	--
Fidelity Japan Smaller Companies Fund	57,214,885	7,994,490	14,164,748	4,909,454	2,216,151	(7,393,398)	45,867,380
Fidelity Large Cap Value Enhanced Index Fund	69,580,383	15,286,995	22,955,972	7,983,819	3,763,554	7,549,649	73,224,609
Fidelity Long-Term Treasury Bond Index Fund	78,670,526	164,913,841	10,771,755	5,530,295	(442,130)	(7,116,775)	225,253,707
Fidelity Low-Priced Stock Fund	185,010,822	39,816,077	58,688,029	21,037,832	4,352,205	19,378,392	189,869,467
Fidelity New Markets Income Fund	54,906,529	2,646,835	37,716,077	1,510,594	(2,003,376)	59,822	17,893,733
Fidelity Overseas Fund	467,397,648	74,347,416	53,640,279	23,201,307	6,879,875	55,566,004	550,550,664
Fidelity Pacific Basin Fund	49,223,879	4,703,800	53,283,577	3,042,893	18,339,429	(18,983,531)	--
Fidelity Real Estate Investment Portfolio	8,610,034	70,597,419	4,415,064	3,517,004	317,137	22,451,975	97,561,501
Fidelity Stock Selector All Cap Fund	2,308,794,252	45,258,199	2,811,808,005	--	927,703,245	(469,947,691)	--
Fidelity U.S. Bond Index Fund	1,580,404,985	156,276,095	210,551,629	29,672,100	2,093,167	(60,185,837)	1,468,036,781
Fidelity U.S. Low Volatility Equity Fund	140,474,160	17,813,418	9,293,492	8,418,164	158,716	16,422,270	165,575,072
Fidelity Value Discovery Fund	83,882,870	12,415,194	26,505,289	3,974,414	5,237,343	11,331,600	86,361,718
VIP Stock Selector All Cap Portfolio Investor Class	--	2,540,113,028	22,085,810	3,017,522	(182,102)	40,230,599	2,558,075,715
	$6,582,498,594	$3,721,883,249	$3,824,683,937	$218,896,952	$1,035,868,249	$(388,130,630)	$7,127,435,525

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$4,900,995,435	$4,900,995,435	$--	$--
Fixed-Income Funds	2,226,440,090	2,226,440,090	--	--
Money Market Funds	36,080,874	36,080,874	--	--
Other Short-Term Investments	22,558,041	--	22,558,041	--
Total Investments in Securities:	$7,186,074,440	$7,163,516,399	$22,558,041	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,384,583)	$(4,384,583)	$--	$--
Total Liabilities	$(4,384,583)	$(4,384,583)	$--	$--
Total Derivative Instruments:	$(4,384,583)	$(4,384,583)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,384,583)
Total Equity Risk	0	(4,384,583)
Total Value of Derivatives	$0	$(4,384,583)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,557,933)	$22,558,041
Fidelity Central Funds (cost $36,080,874)	36,080,874
Other affiliated issuers (cost $6,375,990,374)	7,127,435,525
Total Investment in Securities (cost $6,434,629,181)		$7,186,074,440
Receivable for investments sold		6,349,473
Receivable for fund shares sold		1,218,878
Distributions receivable from Fidelity Central Funds		2,153
Receivable for daily variation margin on futures contracts		1,428,459
Other receivables		1
Total assets		7,195,073,404
Liabilities
Payable for investments purchased	$803,739
Payable for fund shares redeemed	928,263
Accrued management fee	1,182,133
Distribution and service plan fees payable	78,905
Total liabilities		2,993,040
Net Assets		$7,192,080,364
Net Assets consist of:
Paid in capital		$5,338,772,884
Total accumulated earnings (loss)		1,853,307,480
Net Assets		$7,192,080,364
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($58,352,600 ÷ 4,707,396 shares)		$12.40
Service Class 2:
Net Asset Value, offering price and redemption price per share ($640,657,783 ÷ 51,844,882 shares)		$12.36
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,493,069,981 ÷ 523,814,545 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$88,882,926
Interest		9,993
Income from Fidelity Central Funds		33,951
Total income		88,926,870
Expenses
Management fee	$17,366,299
Distribution and service plan fees	1,668,783
Independent trustees' fees and expenses	19,314
Total expenses before reductions	19,054,396
Expense reductions	(4,170,529)
Total expenses after reductions		14,883,867
Net investment income (loss)		74,043,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33
Fidelity Central Funds	(431)
Other affiliated issuers	1,035,868,249
Futures contracts	(51,452,228)
Capital gain distributions from underlying funds:
Affiliated issuers	130,014,026
Total net realized gain (loss)		1,114,429,649
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	137
Affiliated issuers	(388,130,630)
Futures contracts	(422,441)
Total change in net unrealized appreciation (depreciation)		(388,552,934)
Net gain (loss)		725,876,715
Net increase (decrease) in net assets resulting from operations		$799,919,718

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,043,003	$61,715,959
Net realized gain (loss)	1,114,429,649	110,405,602
Change in net unrealized appreciation (depreciation)	(388,552,934)	696,985,188
Net increase (decrease) in net assets resulting from operations	799,919,718	869,106,749
Distributions to shareholders	(190,170,063)	(206,697,507)
Share transactions - net increase (decrease)	(21,798,783)	(37,703,902)
Total increase (decrease) in net assets	587,950,872	624,705,340
Net Assets
Beginning of period	6,604,129,492	5,979,424,152
End of period	$7,192,080,364	$6,604,129,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.20	$10.22	$12.50	$11.03
Income from Investment Operations
Net investment income (loss)A	.13	.11	.16	.16	.13
Net realized and unrealized gain (loss)	1.25	1.40	1.71	(.87)	1.73
Total from investment operations	1.38	1.51	1.87	(.71)	1.86
Distributions from net investment income	(.14)	(.11)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(.33)B	(.36)	(1.89)	(1.57)B	(.39)B
Net asset value, end of period	$12.40	$11.35	$10.20	$10.22	$12.50
Total ReturnC,D	12.34%	15.12%	20.49%	(6.44)%	16.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.08%	1.06%	1.61%	1.40%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$58,353	$28,621	$9,951	$50	$61
Portfolio turnover rateG	54%H	22%H	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.17	$10.20	$12.47	$11.01
Income from Investment Operations
Net investment income (loss)A	.11	.09	.14	.14	.11
Net realized and unrealized gain (loss)	1.25	1.39	1.71	(.86)	1.72
Total from investment operations	1.36	1.48	1.85	(.72)	1.83
Distributions from net investment income	(.12)	(.09)	(.14)	(.13)	(.12)
Distributions from net realized gain	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(.31)B	(.34)	(1.88)	(1.55)	(.37)
Net asset value, end of period	$12.36	$11.31	$10.17	$10.20	$12.47
Total ReturnC,D	12.21%	14.92%	20.25%	(6.51)%	16.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.93%	.91%	1.46%	1.25%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$640,658	$656,402	$594,140	$533,024	$585,346
Portfolio turnover rateG	54%H	22%H	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.20	$10.22	$12.50	$11.03
Income from Investment Operations
Net investment income (loss)A	.13	.11	.16	.16	.13
Net realized and unrealized gain (loss)	1.25	1.40	1.71	(.87)	1.73
Total from investment operations	1.38	1.51	1.87	(.71)	1.86
Distributions from net investment income	(.14)	(.11)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(.33)B	(.36)	(1.89)	(1.57)B	(.39)B
Net asset value, end of period	$12.40	$11.35	$10.20	$10.22	$12.50
Total ReturnC,D	12.34%	15.12%	20.49%	(6.44)%	16.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.08%	1.06%	1.61%	1.40%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,493,070	$5,919,107	$5,375,333	$4,777,580	$5,745,537
Portfolio turnover rateG	54%H	22%H	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	41.2
Fidelity U.S. Bond Index Fund	10.5
Fidelity Overseas Fund	8.9
Fidelity Floating Rate High Income Fund	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity Low-Priced Stock Fund	3.0
Fidelity Inflation-Protected Bond Index Fund	3.0
Fidelity Equity-Income Fund	2.6
Fidelity U.S. Low Volatility Equity Fund	2.4
Fidelity International Discovery Fund	2.3
80.6

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	16.0%
International Equity Funds	61.4%
Bond Funds	21.3%
Short-Term Funds	0.9%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)	0.1%

 * Futures - (5.6)%

VIP FundsManager® 70% Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 77.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,647,155	$14,445,549
Fidelity Contrafund (a)	1,815,827	34,064,918
Fidelity Emerging Markets Discovery Fund (a)	449,950	7,212,699
Fidelity Emerging Markets Fund (a)	560,146	24,450,352
Fidelity Equity-Income Fund (a)	807,115	56,691,746
Fidelity Global Commodity Stock Fund (a)	2,396,946	38,926,406
Fidelity International Capital Appreciation Fund (a)	1,382,264	39,256,286
Fidelity International Discovery Fund (a)	950,313	50,300,051
Fidelity International Enhanced Index Fund (a)	3,966,152	44,182,929
Fidelity International Small Cap Fund (a)	620,245	20,033,920
Fidelity International Small Cap Opportunities Fund (a)	841,550	22,334,731
Fidelity International Value Fund (a)	2,823,858	26,290,115
Fidelity Japan Smaller Companies Fund (a)	963,470	15,184,294
Fidelity Large Cap Value Enhanced Index Fund (a)	2,065,551	33,110,776
Fidelity Low-Priced Stock Fund (a)	1,234,468	66,402,023
Fidelity Overseas Fund (a)	2,915,516	197,438,752
Fidelity Real Estate Investment Portfolio (a)	552,214	29,830,611
Fidelity U.S. Low Volatility Equity Fund (a)	4,442,820	53,180,557
Fidelity Value Discovery Fund (a)	751,756	28,777,219
VIP Stock Selector All Cap Portfolio Investor Class(a)	89,628,592	910,626,490
TOTAL EQUITY FUNDS
(Cost $1,510,505,443)		1,712,740,424

Fixed-Income Funds - 21.3%
Fidelity Floating Rate High Income Fund (a)	8,528,356	80,763,528
Fidelity High Income Fund (a)	1,927,146	16,746,900
Fidelity Inflation-Protected Bond Index Fund (a)	5,852,851	65,317,812
Fidelity Long-Term Treasury Bond Index Fund (a)	4,666,246	68,827,122
Fidelity New Markets Income Fund (a)	401,016	5,710,467
Fidelity U.S. Bond Index Fund (a)	19,434,998	232,831,271
TOTAL FIXED-INCOME FUNDS
(Cost $448,621,893)		470,197,100

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.08% (b)
(Cost $20,022,171)	20,018,167	20,022,171
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 1/13/22 to 3/31/22 (c)
(Cost $6,039,476)	6,040,000	6,039,569
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,985,188,983)		2,208,999,264
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,010,779
NET ASSETS - 100%		$2,211,010,043

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	323	March 2022	$76,849,775	$(744,789)	$(744,789)
ICE E-mini MSCI EAFE Index Contracts (United States)	153	March 2022	17,761,770	(228,779)	(228,779)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	485	March 2022	29,737,775	(171,563)	(171,563)
TOTAL FUTURES CONTRACTS					$(1,145,131)

The notional amount of futures sold as a percentage of Net Assets is 5.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $115,729,770.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,039,569.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$16,877,015	$177,068,704	$173,923,474	$13,340	$(74)	$--	$20,022,171	0.0
Total	$16,877,015	$177,068,704	$173,923,474	$13,340	$(74)	$--	$20,022,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,771,627	$15,912,067	$4,505,638	$2,458,152	$(258,043)	$525,536	$14,445,549
Fidelity Contrafund	29,547,831	8,825,002	8,553,064	3,495,354	1,108,686	3,136,463	34,064,918
Fidelity Emerging Asia Fund	6,939,423	544,100	7,274,134	--	2,748,076	(2,957,465)	--
Fidelity Emerging Markets Discovery Fund	7,079,226	1,471,695	1,049,081	766,882	93,660	(382,801)	7,212,699
Fidelity Emerging Markets Fund	25,128,337	4,088,321	3,879,974	1,383,776	792,596	(1,678,928)	24,450,352
Fidelity Equity-Income Fund	52,452,406	10,993,672	14,071,347	5,358,895	1,681,129	5,635,886	56,691,746
Fidelity Europe Fund	15,405,687	2,179,563	17,535,895	1,152,294	2,999,954	(3,049,309)	--
Fidelity Floating Rate High Income Fund	--	81,236,529	507,361	796,364	(959)	35,319	80,763,528
Fidelity Global Commodity Stock Fund	24,098,218	11,420,535	2,684,527	1,266,399	(4,609)	6,096,789	38,926,406
Fidelity Gold Portfolio	16,918,576	6,023,612	19,453,777	181,027	183,521	(3,671,932)	--
Fidelity High Income Fund	20,220,136	2,381,692	5,760,572	934,004	324,380	(418,736)	16,746,900
Fidelity Inflation-Protected Bond Index Fund	62,165,391	27,046,675	24,231,799	2,964,819	848,680	(511,135)	65,317,812
Fidelity International Capital Appreciation Fund	34,336,173	5,983,639	2,020,148	3,248,344	154,900	801,722	39,256,286
Fidelity International Discovery Fund	34,482,157	18,593,535	2,057,067	4,497,066	54,803	(773,377)	50,300,051
Fidelity International Enhanced Index Fund	28,849,917	14,945,976	1,757,419	1,164,473	76,141	2,068,314	44,182,929
Fidelity International Small Cap Fund	17,363,245	2,732,073	1,017,052	1,356,192	78,922	876,732	20,033,920
Fidelity International Small Cap Opportunities Fund	17,638,017	3,245,684	--	1,792,698	--	1,451,030	22,334,731
Fidelity International Value Fund	22,459,327	2,920,323	1,329,917	1,090,431	50,921	2,189,461	26,290,115
Fidelity Japan Fund	24,807,052	607,576	25,975,738	--	7,708,736	(7,147,626)	--
Fidelity Japan Smaller Companies Fund	17,811,632	1,625,265	2,563,690	1,625,264	159,414	(1,848,327)	15,184,294
Fidelity Large Cap Value Enhanced Index Fund	29,380,991	6,518,899	7,486,321	3,592,516	1,305,878	3,391,329	33,110,776
Fidelity Long-Term Treasury Bond Index Fund	20,477,412	51,768,022	1,336,011	1,636,995	(23,298)	(2,059,003)	68,827,122
Fidelity Low-Priced Stock Fund	60,301,675	13,918,135	15,416,811	7,202,969	1,207,861	6,391,163	66,402,023
Fidelity New Markets Income Fund	14,949,343	1,280,615	9,968,419	431,225	(489,080)	(61,992)	5,710,467
Fidelity Overseas Fund	152,832,428	32,398,923	9,096,325	8,281,194	443,807	20,859,919	197,438,752
Fidelity Pacific Basin Fund	16,109,840	2,113,313	17,923,063	1,086,074	5,062,953	(5,363,043)	--
Fidelity Real Estate Investment Portfolio	2,349,980	21,276,165	441,649	1,061,213	(1,527)	6,647,642	29,830,611
Fidelity Stock Selector All Cap Fund	734,822,564	42,891,777	930,634,766	--	302,985,691	(150,065,266)	--
Fidelity U.S. Bond Index Fund	253,066,745	32,913,860	43,958,230	4,601,636	1,392,489	(10,583,593)	232,831,271
Fidelity U.S. Low Volatility Equity Fund	43,235,549	6,187,306	1,406,045	2,685,367	2,234	5,161,513	53,180,557
Fidelity Value Discovery Fund	26,011,877	4,280,706	6,686,167	1,305,522	1,323,462	3,847,341	28,777,219
VIP Stock Selector All Cap Portfolio Investor Class	--	899,185,387	2,888,943	1,074,413	(47,970)	14,378,016	910,626,490
	$1,814,012,782	$1,337,510,642	$1,193,470,950	$68,491,558	$331,963,408	$(107,078,358)	$2,182,937,524

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,712,740,424	$1,712,740,424	$--	$--
Fixed-Income Funds	470,197,100	470,197,100	--	--
Money Market Funds	20,022,171	20,022,171	--	--
Other Short-Term Investments	6,039,569	--	6,039,569	--
Total Investments in Securities:	$2,208,999,264	$2,202,959,695	$6,039,569	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,145,131)	$(1,145,131)	$--	$--
Total Liabilities	$(1,145,131)	$(1,145,131)	$--	$--
Total Derivative Instruments:	$(1,145,131)	$(1,145,131)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,145,131)
Total Equity Risk	0	(1,145,131)
Total Value of Derivatives	$0	$(1,145,131)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,039,476)	$6,039,569
Fidelity Central Funds (cost $20,022,171)	20,022,171
Other affiliated issuers (cost $1,959,127,336)	2,182,937,524
Total Investment in Securities (cost $1,985,188,983)		$2,208,999,264
Receivable for investments sold		1,982,229
Receivable for fund shares sold		126,740
Distributions receivable from Fidelity Central Funds		1,236
Receivable for daily variation margin on futures contracts		394,152
Total assets		2,211,503,621
Liabilities
Payable for investments purchased	$58,866
Payable for fund shares redeemed	64,095
Accrued management fee	361,425
Distribution and service plan fees payable	9,192
Total liabilities		493,578
Net Assets		$2,211,010,043
Net Assets consist of:
Paid in capital		$1,631,337,058
Total accumulated earnings (loss)		579,672,985
Net Assets		$2,211,010,043
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($83,890 ÷ 5,394 shares)		$15.55
Service Class 2:
Net Asset Value, offering price and redemption price per share ($74,699,284 ÷ 4,829,200 shares)		$15.47
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,136,226,869 ÷ 137,429,716 shares)		$15.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$24,210,505
Interest		2,971
Income from Fidelity Central Funds		13,340
Total income		24,226,816
Expenses
Management fee	$5,090,402
Distribution and service plan fees	180,308
Independent trustees' fees and expenses	5,623
Total expenses before reductions	5,276,333
Expense reductions	(1,091,376)
Total expenses after reductions		4,184,957
Net investment income (loss)		20,041,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25
Fidelity Central Funds	(74)
Other affiliated issuers	331,963,408
Futures contracts	(17,217,927)
Capital gain distributions from underlying funds:
Affiliated issuers	44,281,053
Total net realized gain (loss)		359,026,485
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37
Affiliated issuers	(107,078,358)
Futures contracts	446,802
Total change in net unrealized appreciation (depreciation)		(106,631,519)
Net gain (loss)		252,394,966
Net increase (decrease) in net assets resulting from operations		$272,436,825

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,041,859	$15,354,191
Net realized gain (loss)	359,026,485	24,430,557
Change in net unrealized appreciation (depreciation)	(106,631,519)	209,088,927
Net increase (decrease) in net assets resulting from operations	272,436,825	248,873,675
Distributions to shareholders	(48,133,724)	(55,277,556)
Share transactions - net increase (decrease)	151,097,916	(21,002,271)
Total increase (decrease) in net assets	375,401,017	172,593,848
Net Assets
Beginning of period	1,835,609,026	1,663,015,178
End of period	$2,211,010,043	$1,835,609,026

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$12.37	$11.71	$14.04	$11.97
Income from Investment Operations
Net investment income (loss)A	.15	.12	.17	.17	.13
Net realized and unrealized gain (loss)	1.86	1.82	2.26	(1.13)	2.16
Total from investment operations	2.01	1.94	2.43	(.96)	2.29
Distributions from net investment income	(.16)	(.12)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(.36)	(.41)B	(1.77)	(1.37)	(.22)B
Net asset value, end of period	$15.55	$13.90	$12.37	$11.71	$14.04
Total ReturnC,D	14.60%	16.10%	22.65%	(7.50)%	19.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.99%	.95%	1.47%	1.27%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$84	$75	$67	$63	$76
Portfolio turnover rateG	60%H	24%H	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.31	$11.67	$13.99	$11.93
Income from Investment Operations
Net investment income (loss)A	.12	.10	.15	.15	.11
Net realized and unrealized gain (loss)	1.85	1.82	2.25	(1.12)	2.15
Total from investment operations	1.97	1.92	2.40	(.97)	2.26
Distributions from net investment income	(.13)	(.10)	(.15)	(.11)	(.10)
Distributions from net realized gain	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(.33)	(.40)	(1.76)	(1.35)	(.20)B
Net asset value, end of period	$15.47	$13.83	$12.31	$11.67	$13.99
Total ReturnC,D	14.44%	15.94%	22.39%	(7.60)%	18.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.84%	.80%	1.32%	1.13%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$74,699	$66,433	$57,129	$46,406	$48,977
Portfolio turnover rateG	60%H	24%H	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$12.37	$11.71	$14.04	$11.96
Income from Investment Operations
Net investment income (loss)A	.15	.12	.17	.17	.13
Net realized and unrealized gain (loss)	1.85	1.82	2.26	(1.13)	2.17
Total from investment operations	2.00	1.94	2.43	(.96)	2.30
Distributions from net investment income	(.16)	(.12)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(.36)	(.41)B	(1.77)	(1.37)	(.22)B
Net asset value, end of period	$15.54	$13.90	$12.37	$11.71	$14.04
Total ReturnC,D	14.52%	16.10%	22.66%	(7.49)%	19.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.99%	.95%	1.47%	1.28%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,136,227	$1,769,102	$1,605,820	$1,335,076	$1,426,071
Portfolio turnover rateG	60%H	24%H	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2021

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	46.9
Fidelity Overseas Fund	10.2
Fidelity Low-Priced Stock Fund	4.3
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity Equity-Income Fund	3.5
Fidelity U.S. Low Volatility Equity Fund	2.8
Fidelity International Discovery Fund	2.7
Fidelity Large Cap Value Enhanced Index Fund	2.4
Fidelity International Enhanced Index Fund	2.4
Fidelity Value Discovery Fund	2.3
81.4

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	21.4%
International Equity Funds	70.5%
Bond Funds	7.3%
Short-Term Funds	0.5%
Short-Term Investments	0.2%
Net Other Assets (Liabilities)	0.1%

 * Futures - 3.6%

VIP FundsManager® 85% Portfolio

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 91.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	582,537	$5,108,850
Fidelity Contrafund (a)	784,282	14,713,133
Fidelity Emerging Markets Discovery Fund (a)	109,160	1,749,841
Fidelity Emerging Markets Fund (a)	220,148	9,609,452
Fidelity Equity-Income Fund (a)	408,976	28,726,503
Fidelity Global Commodity Stock Fund (a)	900,986	14,632,019
Fidelity International Capital Appreciation Fund (a)	602,780	17,118,950
Fidelity International Discovery Fund (a)	412,580	21,837,861
Fidelity International Enhanced Index Fund (a)	1,727,202	19,241,026
Fidelity International Small Cap Fund (a)	269,953	8,719,476
Fidelity International Small Cap Opportunities Fund (a)	360,645	9,571,526
Fidelity International Value Fund (a)	1,224,645	11,401,444
Fidelity Japan Fund (a)	107,544	1,992,792
Fidelity Japan Smaller Companies Fund (a)	440,506	6,942,373
Fidelity Large Cap Value Enhanced Index Fund (a)	1,215,872	19,490,435
Fidelity Low-Priced Stock Fund (a)	648,349	34,874,696
Fidelity Overseas Fund (a)	1,228,826	83,216,082
Fidelity Real Estate Investment Portfolio (a)	282,169	15,242,774
Fidelity U.S. Low Volatility Equity Fund (a)	1,899,139	22,732,700
Fidelity Value Discovery Fund (a)	491,643	18,820,104
VIP Stock Selector All Cap Portfolio Investor Class(a)	37,554,360	381,552,293
TOTAL EQUITY FUNDS
(Cost $665,023,973)		747,294,330

Fixed-Income Funds - 7.3%
Fidelity High Income Fund (a)	862,340	7,493,739
Fidelity Inflation-Protected Bond Index Fund (a)	1,102,860	12,307,913
Fidelity Long-Term Treasury Bond Index Fund (a)	2,111,154	31,139,528
Fidelity New Markets Income Fund (a)	237,405	3,380,651
Fidelity U.S. Bond Index Fund (a)	419,449	5,024,995
TOTAL FIXED-INCOME FUNDS
(Cost $58,206,529)		59,346,826

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.08% (b)
(Cost $4,697,360)	4,696,420	4,697,360
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 1/13/22 to 3/10/22 (c)
(Cost $1,529,881)	1,530,000	1,529,909
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $729,457,743)		812,868,425
NET OTHER ASSETS (LIABILITIES) - 0.1%		422,437
NET ASSETS - 100%		$813,290,862

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	70	March 2022	$16,654,750	$(161,298)	$(161,298)
ICE E-mini MSCI EAFE Index Contracts (United States)	14	March 2022	1,625,260	2,255	2,255
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	175	March 2022	10,730,125	(61,904)	(61,904)
TOTAL FUTURES CONTRACTS					$(220,947)

The notional amount of futures sold as a percentage of Net Assets is 3.6%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,448,910.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$4,038,670	$24,519,932	$23,861,157	$1,071	$(85)	$--	$4,697,360	0.0
Total	$4,038,670	$24,519,932	$23,861,157	$1,071	$(85)	$--	$4,697,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$983,062	$5,931,439	$1,969,578	$915,611	$(93,419)	$257,346	$5,108,850
Fidelity Contrafund	10,530,706	4,841,575	1,964,450	1,472,838	(43,369)	1,348,671	14,713,133
Fidelity Emerging Asia Fund	2,320,745	752,146	2,869,508	--	816,829	(1,020,212)	--
Fidelity Emerging Markets Discovery Fund	1,234,708	701,367	92,083	186,050	(38)	(94,113)	1,749,841
Fidelity Emerging Markets Fund	7,858,756	3,426,128	1,186,013	543,850	(24,635)	(464,784)	9,609,452
Fidelity Equity-Income Fund	21,390,945	7,515,232	2,939,942	2,609,705	38,848	2,721,420	28,726,503
Fidelity Europe Fund	6,394,729	1,089,489	7,461,241	479,315	1,106,501	(1,129,478)	--
Fidelity Global Commodity Stock Fund	8,602,230	4,732,377	905,268	478,130	(5,572)	2,208,252	14,632,019
Fidelity Gold Portfolio	7,503,351	2,463,962	8,402,542	96,537	57,724	(1,622,495)	--
Fidelity High Income Fund	6,912,296	995,986	373,271	340,130	(555)	(40,717)	7,493,739
Fidelity Inflation-Protected Bond Index Fund	10,994,056	3,609,088	2,403,922	560,169	36,250	72,441	12,307,913
Fidelity International Capital Appreciation Fund	14,289,800	3,613,137	1,184,596	1,360,285	21,540	379,069	17,118,950
Fidelity International Discovery Fund	14,271,596	9,065,607	1,196,850	1,877,591	18,572	(321,064)	21,837,861
Fidelity International Enhanced Index Fund	12,000,581	7,383,420	1,043,269	487,784	11,954	888,340	19,241,026
Fidelity International Small Cap Fund	7,212,784	1,701,900	595,253	568,112	16,191	383,854	8,719,476
Fidelity International Small Cap Opportunities Fund	7,429,735	1,531,391	--	770,521	--	610,400	9,571,526
Fidelity International Value Fund	9,298,042	1,950,355	784,755	454,163	5,571	932,231	11,401,444
Fidelity Japan Fund	8,041,544	648,850	6,696,715	206,950	1,853,715	(1,854,602)	1,992,792
Fidelity Japan Smaller Companies Fund	8,750,519	743,083	1,777,527	743,083	(31,199)	(742,503)	6,942,373
Fidelity Large Cap Value Enhanced Index Fund	13,436,770	5,101,045	937,139	2,152,158	(26,691)	1,916,450	19,490,435
Fidelity Long-Term Treasury Bond Index Fund	12,077,176	21,093,967	1,124,995	673,680	(19,146)	(887,474)	31,139,528
Fidelity Low-Priced Stock Fund	25,221,078	9,168,192	2,078,392	3,874,028	(36,933)	2,600,751	34,874,696
Fidelity New Markets Income Fund	3,278,812	454,989	158,779	132,708	(657)	(193,714)	3,380,651
Fidelity Overseas Fund	61,244,929	18,676,454	5,366,613	3,349,083	140,611	8,520,701	83,216,082
Fidelity Pacific Basin Fund	6,699,975	1,063,128	7,635,179	452,965	1,669,672	(1,797,596)	--
Fidelity Real Estate Investment Portfolio	833,482	12,190,329	406,274	472,806	530	2,624,707	15,242,774
Fidelity Stock Selector All Cap Fund	310,804,980	24,406,967	400,764,815	--	128,392,253	(62,839,385)	--
Fidelity U.S. Bond Index Fund	28,157,930	3,092,424	25,521,397	187,891	1,678,726	(2,382,688)	5,024,995
Fidelity U.S. Low Volatility Equity Fund	17,260,939	4,670,940	1,327,883	1,168,015	(9,405)	2,138,109	22,732,700
Fidelity Value Discovery Fund	13,321,192	3,809,450	957,154	871,914	(880)	2,647,496	18,820,104
VIP Stock Selector All Cap Portfolio Investor Class	--	384,893,370	9,394,854	450,416	49,065	6,004,712	381,552,293
	$658,357,448	$551,317,787	$499,520,257	$27,936,488	$135,622,053	$(39,135,875)	$806,641,156

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$747,294,330	$747,294,330	$--	$--
Fixed-Income Funds	59,346,826	59,346,826	--	--
Money Market Funds	4,697,360	4,697,360	--	--
Other Short-Term Investments	1,529,909	--	1,529,909	--
Total Investments in Securities:	$812,868,425	$811,338,516	$1,529,909	$--
Derivative Instruments:
Assets
Futures Contracts	$2,255	$2,255	$--	$--
Total Assets	$2,255	$2,255	$--	$--
Liabilities
Futures Contracts	$(223,202)	$(223,202)	$--	$--
Total Liabilities	$(223,202)	$(223,202)	$--	$--
Total Derivative Instruments:	$(220,947)	$(220,947)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,255	$(223,202)
Total Equity Risk	2,255	(223,202)
Total Value of Derivatives	$2,255	$(223,202)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,529,881)	$1,529,909
Fidelity Central Funds (cost $4,697,360)	4,697,360
Other affiliated issuers (cost $723,230,502)	806,641,156
Total Investment in Securities (cost $729,457,743)		$812,868,425
Receivable for investments sold		557,810
Receivable for fund shares sold		48,474
Distributions receivable from Fidelity Central Funds		222
Receivable for daily variation margin on futures contracts		108,705
Total assets		813,583,636
Liabilities
Payable for investments purchased	$44,695
Payable for fund shares redeemed	108,106
Accrued management fee	132,891
Distribution and service plan fees payable	7,082
Total liabilities		292,774
Net Assets		$813,290,862
Net Assets consist of:
Paid in capital		$583,547,398
Total accumulated earnings (loss)		229,743,464
Net Assets		$813,290,862
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($271 ÷ 17.13 shares)		$15.82
Service Class 2:
Net Asset Value, offering price and redemption price per share ($58,047,197 ÷ 3,709,613.00 shares)		$15.65
Investor Class:
Net Asset Value, offering price and redemption price per share ($755,243,394 ÷ 47,895,615.00 shares)		$15.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Affiliated issuers		$7,717,166
Interest		1,043
Income from Fidelity Central Funds		1,071
Total income		7,719,280
Expenses
Management fee	$1,869,786
Distribution and service plan fees	135,047
Independent trustees' fees and expenses	2,063
Total expenses before reductions	2,006,896
Expense reductions	(428,391)
Total expenses after reductions		1,578,505
Net investment income (loss)		6,140,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5)
Fidelity Central Funds	(85)
Other affiliated issuers	135,622,053
Futures contracts	(2,566,016)
Capital gain distributions from underlying funds:
Affiliated issuers	20,219,322
Total net realized gain (loss)		153,275,269
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4
Affiliated issuers	(39,135,875)
Futures contracts	(207,875)
Total change in net unrealized appreciation (depreciation)		(39,343,746)
Net gain (loss)		113,931,523
Net increase (decrease) in net assets resulting from operations		$120,072,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,140,775	$4,739,027
Net realized gain (loss)	153,275,269	12,317,040
Change in net unrealized appreciation (depreciation)	(39,343,746)	80,300,405
Net increase (decrease) in net assets resulting from operations	120,072,298	97,356,472
Distributions to shareholders	(25,442,763)	(23,811,795)
Share transactions - net increase (decrease)	54,479,855	782,960
Total increase (decrease) in net assets	149,109,390	74,327,637
Net Assets
Beginning of period	664,181,472	589,853,835
End of period	$813,290,862	$664,181,472

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.25	$11.65	$14.30	$11.81
Income from Investment Operations
Net investment income (loss)A	.12	.09	.15	.15	.11
Net realized and unrealized gain (loss)	2.34	2.04	2.58	(1.29)	2.61
Total from investment operations	2.46	2.13	2.73	(1.14)	2.72
Distributions from net investment income	(.15)	(.10)	(.14)	(.10)	(.10)
Distributions from net realized gain	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(.52)	(.50)B	(2.13)	(1.51)	(.23)
Net asset value, end of period	$15.82	$13.88	$12.25	$11.65	$14.30
Total ReturnC,D	18.02%	17.93%	26.05%	(8.90)%	23.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.33%G	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.17%G	.20%
Expenses net of all reductions	.20%	.20%	.20%	.17%G	.20%
Net investment income (loss)	.78%	.82%	1.26%	1.11%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$–	$–	$2
Portfolio turnover rateH	68%I	37%I	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$12.20	$11.59	$14.24	$11.76
Income from Investment Operations
Net investment income (loss)A	.10	.08	.13	.12	.09
Net realized and unrealized gain (loss)	2.29	1.96	2.60	(1.28)	2.60
Total from investment operations	2.39	2.04	2.73	(1.16)	2.69
Distributions from net investment income	(.13)	(.09)	(.13)	(.09)	(.08)
Distributions from net realized gain	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(.50)	(.48)	(2.12)	(1.49)B	(.21)
Net asset value, end of period	$15.65	$13.76	$12.20	$11.59	$14.24
Total ReturnC,D	17.64%	17.27%	26.14%	(9.08)%	22.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.68%	.68%	1.16%	.93%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$58,047	$48,373	$40,928	$31,555	$33,540
Portfolio turnover rateG	68%H	37%H	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$12.28	$11.66	$14.31	$11.81
Income from Investment Operations
Net investment income (loss)A	.12	.10	.15	.14	.11
Net realized and unrealized gain (loss)	2.31	1.98	2.60	(1.28)	2.62
Total from investment operations	2.43	2.08	2.75	(1.14)	2.73
Distributions from net investment income	(.15)	(.10)	(.14)	(.10)	(.10)
Distributions from net realized gain	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(.52)	(.50)B	(2.13)	(1.51)	(.23)
Net asset value, end of period	$15.77	$13.86	$12.28	$11.66	$14.31
Total ReturnC,D	17.83%	17.46%	26.21%	(8.89)%	23.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83%	.83%	1.31%	1.08%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$755,243	$615,808	$548,925	$459,354	$492,831
Portfolio turnover rateG	68%H	37%H	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$945,391,664	$53,310,744	$(3,765,921)	$49,544,823
VIP FundsManager 50% Portfolio	5,452,994,769	534,134,018	(14,378,419)	519,755,599
VIP FundsManager 60% Portfolio	6,439,936,307	761,938,692	(15,800,559)	746,138,133
VIP FundsManager 70% Portfolio	1,986,353,641	228,367,027	(5,721,404)	222,645,623
VIP FundsManager 85% Portfolio	730,204,097	85,424,395	(2,760,067)	82,664,328

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$2,098,307	$63,066,905	$49,544,823
VIP FundsManager 50% Portfolio	14,522,260	882,367,227	519,755,599
VIP FundsManager 60% Portfolio	16,897,173	1,090,272,180	746,138,133
VIP FundsManager 70% Portfolio	4,858,320	352,169,043	222,645,623
VIP FundsManager 85% Portfolio	865,538	146,213,595	82,664,328

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$11,358,303	$945,259	$12,303,562
VIP FundsManager 50% Portfolio	86,824,175	80,178,983	167,003,158
VIP FundsManager 60% Portfolio	106,703,511	83,466,552	190,170,063
VIP FundsManager 70% Portfolio	31,593,544	16,540,180	48,133,724
VIP FundsManager 85% Portfolio	15,422,029	10,020,734	25,442,763

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$12,763,590	$2,732,614	$15,496,204
VIP FundsManager 50% Portfolio	81,253,830	99,917,985	181,171,815
VIP FundsManager 60% Portfolio	82,029,513	124,667,994	206,697,507
VIP FundsManager 70% Portfolio	20,337,323	34,940,233	55,277,556
VIP FundsManager 85% Portfolio	6,132,237	17,679,558	23,811,795

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity for VIP FundsManager 85% Portfolio. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	347,905,165	334,551,248
VIP FundsManager 50% Portfolio	2,918,563,868	3,462,101,945
VIP FundsManager 60% Portfolio	3,721,883,249	3,824,683,936
VIP FundsManager 70% Portfolio	1,337,510,640	1,193,470,948
VIP FundsManager 85% Portfolio	551,317,790	499,520,258

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2023.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$62	$24,206	$24,268
VIP FundsManager 50% Portfolio	67	256,790	256,857
VIP FundsManager 60% Portfolio	43,156	1,625,627	1,668,783
VIP FundsManager 70% Portfolio	80	180,228	180,308
VIP FundsManager 85% Portfolio	–	135,047	135,047

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP FundsManager 50% Portfolio	Borrower	$3,559,250.31%		$124

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Stock Selector All Cap Fund for investments, as shown in the table below. The net realized gain from each Fund's redemptions of Fidelity Stock Selector All Cap Fund is included in "Net Realized gain (loss) on Investment Securities: Other affiliated issuers" in the accompanying Statement of Operations.

	Value of investments redeemed from Fidelity Stock Selector All Cap Fund	Shares of Fidelity Stock Selector All Cap Fund sold	Net realized gain on redemptions of Fidelity Stock Selector All Cap Fund
VIP FundsManager 20%	$154,557,290	2,245,819	$53,054,450
VIP FundsManager 50%	1,988,993,289	28,901,385	700,418,382
VIP FundsManager 60%	2,526,923,741	36,717,869	889,281,531
VIP FundsManager 70%	888,413,592	12,909,236	301,748,243
VIP FundsManager 85%	381,510,492	5,543,599	128,227,568

In addition, each Fund exchanged investments for shares of VIP Stock Selector All Cap Fund, as shown in the table below. Each fund did not recognize any gains or losses for book, or federal income tax, purposes.

	Value of investments delivered to VIP Stock Selector All Cap Fund	Shares of VIP Stock Selector All Cap received
VIP FundsManager 20%	$154,557,290	15,455,729
VIP FundsManager 50%	1,988,993,289	198,899,329
VIP FundsManager 60%	2,526,923,741	252,692,374
VIP FundsManager 70%	888,413,592	88,841,359
VIP FundsManager 85%	381,510,492	38,151,049

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Mega Cap Stock Fund for investments and cash, as shown in the table below.

	Value of investments and cash redeemed from Fidelity Mega Cap Stock Fund	Shares of Fidelity Mega Cap Stock Fund sold	Net realized loss on redemptions of Fidelity Mega Cap Stock Fund
VIP FundsManager 20%	$5,780,254	453,353	$(1,730,419)
VIP FundsManager 50%	99,474,910	7,801,954	(30,614,314)
VIP FundsManager 60%	125,062,846	9,808,851	(38,502,131)
VIP FundsManager 70%	38,077,050	2,986,435	(11,771,557)
VIP FundsManager 85%	15,417,246	1,209,196	(4,791,232)

In addition, each Fund exchanged investments and cash for shares of Fidelity U.S. Low Volatility Equity Fund, as shown in the table below. This exchange did not recognize any gains or loss for federal income tax purposes.

	Value of investments and cash delivered to Fidelity U.S. Low Volatility Equity Fund	Shares of Fidelity U.S. Low Volatility Equity Fund received	Net realized gain on redemptions of investments
VIP FundsManager 20%	$5,912,068	630,957	$38,663
VIP FundsManager 50%	101,614,757	10,844,691	607,195
VIP FundsManager 60%	127,748,659	13,633,795	773,494
VIP FundsManager 70%	38,918,062	4,153,475	234,071
VIP FundsManager 85%	15,777,233	1,683,803	94,531

Net realized gain (loss) on the redemptions of Fidelity Mega Cap Stock Fund and the investments in connection with the exchanges into Fidelity U.S. Low Volatility Equity Fund is included in the accompanying Statements of Net Assets.

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2023. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$479,467
VIP FundsManager 50% Portfolio	$2,966,734
VIP FundsManager 60% Portfolio	$3,477,122
VIP FundsManager 70% Portfolio	$1,019,205
VIP FundsManager 85% Portfolio	$374,370

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$62
Service Class 2	9,683
VIP FundsManager 50% Portfolio
Service Class	67
Service Class 2	102,716
VIP FundsManager 60% Portfolio
Service Class	43,156
Service Class 2	650,251
VIP FundsManager 70% Portfolio
Service Class	80
Service Class 2	72,091
VIP FundsManager 85% Portfolio
Service Class	–
Service Class 2	54,019

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$1,043
VIP FundsManager 85% Portfolio	2

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	793	1,039
Service Class 2	112,260	146,006
Investor Class	12,190,509	15,349,159
Total	$12,303,562	$15,496,204
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	1,880	1,903
Service Class 2	2,882,211	3,243,607
Investor Class	164,119,067	177,926,305
Total	$167,003,158	$181,171,815
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	1,130,612	516,871
Service Class 2	17,246,503	19,836,963
Investor Class	171,792,948	186,343,673
Total	$190,170,063	$206,697,507
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	1,912	2,227
Service Class 2	1,598,471	1,850,914
Investor Class	46,533,341	53,424,415
Total	$48,133,724	$55,277,556
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	8	1
Service Class 2	1,783,208	1,622,496
Investor Class	23,659,547	22,189,298
Total	$25,442,763	$23,811,795

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP FundsManager 20% Portfolio
Service Class
Shares sold	528	474	$6,363	$5,396
Reinvestment of distributions	2	2	30	27
Shares redeemed	(441)	(490)	(5,307)	(5,557)
Net increase (decrease)	89	(14)	$1,086	$(134)
Service Class 2
Shares sold	197,201	169,733	$2,382,380	$1,946,113
Reinvestment of distributions	9,310	12,572	112,260	146,006
Shares redeemed	(147,791)	(201,004)	(1,775,664)	(2,234,508)
Net increase (decrease)	58,720	(18,699)	$718,976	$(142,389)
Investor Class
Shares sold	7,907,223	10,143,883	$95,430,912	$115,312,638
Reinvestment of distributions	1,008,393	1,314,979	12,190,509	15,349,159
Shares redeemed	(5,712,453)	(6,267,515)	(68,631,776)	(70,093,473)
Net increase (decrease)	3,203,163	5,191,347	$38,989,645	$60,568,324
VIP FundsManager 50% Portfolio
Service Class
Shares sold	47	47	$655	$563
Reinvestment of distributions	–	2	21	20
Shares redeemed	(47)	(47)	(659)	(573)
Net increase (decrease)	–	2	$17	$10
Service Class 2
Shares sold	754,694	1,508,761	$10,570,413	$17,633,236
Reinvestment of distributions	209,707	259,431	2,882,211	3,243,607
Shares redeemed	(2,862,261)	(1,735,783)	(39,779,129)	(21,127,010)
Net increase (decrease)	(1,897,860)	32,409	$(26,326,505)	$(250,167)
Investor Class
Shares sold	9,414,923	7,191,277	$132,105,164	$88,503,594
Reinvestment of distributions	11,826,378	14,149,900	164,119,067	177,926,305
Shares redeemed	(37,887,366)	(57,322,537)	(531,507,608)	(694,905,590)
Net increase (decrease)	(16,646,065)	(35,981,360)	$(235,283,377)	$(428,475,691)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	2,829,775	1,889,668	$33,878,504	$18,961,228
Reinvestment of distributions	94,841	48,603	1,129,035	515,170
Shares redeemed	(739,024)	(392,236)	(8,866,814)	(4,010,397)
Net increase (decrease)	2,185,592	1,546,035	$26,140,725	$15,466,001
Service Class 2
Shares sold	4,373,427	4,513,255	$51,873,871	$44,802,467
Reinvestment of distributions	1,477,761	1,925,302	17,246,502	19,836,963
Shares redeemed	(12,025,241)	(6,850,794)	(142,037,016)	(67,756,483)
Net increase (decrease)	(6,174,053)	(412,237)	$(72,916,643)	$(3,117,053)
Investor Class
Shares sold	26,302,140	25,372,444	$314,489,507	$250,252,163
Reinvestment of distributions	14,595,596	17,950,984	171,792,948	186,343,673
Shares redeemed	(38,628,317)	(48,912,797)	(461,305,320)	(486,648,686)
Net increase (decrease)	2,269,419	(5,589,369)	$24,977,135	$(50,052,850)
VIP FundsManager 70% Portfolio
Service Class
Shares sold	145	157	$2,167	$1,914
Reinvestment of distributions	1	1	15	16
Shares redeemed	(138)	(160)	(2,034)	(1,913)
Net increase (decrease)	8	(2)	$148	$17
Service Class 2
Shares sold	369,661	418,359	$5,425,100	$5,024,944
Reinvestment of distributions	110,090	148,835	1,598,471	1,850,914
Shares redeemed	(452,745)	(404,562)	(6,727,459)	(4,787,224)
Net increase (decrease)	27,006	162,632	$296,112	$2,088,634
Investor Class
Shares sold	10,385,377	4,984,655	$154,631,206	$61,889,548
Reinvestment of distributions	3,171,428	4,262,285	46,533,341	53,424,415
Shares redeemed	(3,411,456)	(11,809,398)	(50,362,891)	(138,404,885)
Net increase (decrease)	10,145,349	(2,562,458)	$150,801,656	$(23,090,922)
VIP FundsManager 85% Portfolio
Service Class
Shares sold	103	9	$1,532	$112
Reinvestment of distributions	1	–	9	1
Shares redeemed	(90)	(9)	(1,328)	(105)
Net increase (decrease)	14	–	$213	$8
Service Class 2
Shares sold	411,538	371,641	$6,091,662	$4,339,963
Reinvestment of distributions	122,405	134,213	1,783,208	1,622,496
Shares redeemed	(340,453)	(344,935)	(5,034,374)	(4,070,631)
Net increase (decrease)	193,490	160,919	$2,840,496	$1,891,828
Investor Class
Shares sold	4,272,678	3,041,695	$64,168,756	$35,232,328
Reinvestment of distributions	1,605,393	1,815,313	23,659,547	22,189,298
Shares redeemed	(2,414,817)	(5,117,966)	(36,189,157)	(58,530,502)
Net increase (decrease)	3,463,254	(260,958)	$51,639,146	$(1,108,876)

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	39%	36%	12%
Fidelity Global Commodity Stock Fund	12%	17%	–
Fidelity International Value Fund	10%	16%	–
Fidelity U.S. Low Volatility Equity Fund	29%	42%	14%
VIP Stock Selector All Cap Portfolio	33%	42%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	99%
Fidelity Global Commodity Stock Fund	37%
Fidelity International Value Fund	36%
Fidelity Japan Smaller Companies Fund	23%
Fidelity U.S. Low Volatility Equity Fund	93%
VIP Stock Selector All Cap Portfolio	99%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–
VIP FundsManager 50% Portfolio	36%	1	58%
VIP FundsManager 60% Portfolio	35%	3	52%
VIP FundsManager 70% Portfolio	97%	–	–
VIP FundsManager 85% Portfolio	93%	–	–

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio (five of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,016.60	$1.02
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,015.30	$1.78
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,016.60	$1.02
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,035.60	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,034.90	$1.80
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,034.90	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,042.20	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,041.60	$1.80
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,042.20	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,048.50	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,048.00	$1.81
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,047.80	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,057.80	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,056.30	$1.81
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,057.30	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP FundsManager 20% Portfolio
Service Class	02/04/22	02/04/22	$0.026	$0.770
Service Class 2	02/04/22	02/04/22	$0.026	$0.770
Investor Class	02/04/22	02/04/22	$0.026	$0.770
VIP FundsManager 50% Portfolio
Service Class	02/04/22	02/04/22	$0.035	$2.158
Service Class 2	02/04/22	02/04/22	$0.035	$2.158
Investor Class	02/04/22	02/04/22	$0.035	$2.158
VIP FundsManager 60% Portfolio
Service Class	02/04/22	02/04/22	$0.029	$1.881
Service Class 2	02/04/22	02/04/22	$0.029	$1.881
Investor Class	02/04/22	02/04/22	$0.029	$1.881
VIP FundsManager 70% Portfolio
Service Class	02/04/22	02/04/22	$0.034	$2.474
Service Class 2	02/04/22	02/04/22	$0.034	$2.474
Investor Class	02/04/22	02/04/22	$0.034	$2.474
VIP FundsManager 85% Portfolio
Service Class	02/04/22	02/04/22	$0.017	$2.802
Service Class 2	02/04/22	02/04/22	$0.017	$2.802
Investor Class	02/04/22	02/04/22	$0.017	$2.802

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 20% Portfolio	$63,133,394
VIP FundsManager 50% Portfolio	$883,170,920
VIP FundsManager 60% Portfolio	$1,091,426,959
VIP FundsManager 70% Portfolio	$352,432,320
VIP FundsManager 85% Portfolio	$146,314,696

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

VIP FundsManager 20% Portfolio
Service Class	20.75%
Service Class 2	20.75%
Investor Class	20.75%
VIP FundsManager 50% Portfolio
Service Class	12.94%
Service Class 2	12.94%
Investor Class	12.94%
VIP FundsManager 60% Portfolio
Service Class	10.07%
Service Class 2	10.07%
Investor Class	10.07%
VIP FundsManager 70% Portfolio
Service Class	8.15%
Service Class 2	8.15%
Investor Class	8.15%
VIP FundsManager 85% Portfolio
Service Class	4.15%
Service Class 2	4.15%
Investor Class	4.15%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Service Class	Service Class 2	Investor Class
VIP FundsManager 20% Portfolio
February, 2021	0%	0%	0%
December, 2021	6%	7%	6%
VIP FundsManager 50% Portfolio
February, 2021	0%	0%	0%
December, 2021	12%	15%	12%
VIP FundsManager 60% Portfolio
February, 2021	0%	0%	0%
December, 2021	16%	19%	16%
VIP FundsManager 70% Portfolio
February, 2021	0%	0%	0%
December, 2021	20%	23%	20%
VIP FundsManager 85% Portfolio
February, 2021	19%	20%	19%
December, 2021	18%	20%	18%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20% Portfolio
Service Class	12/30/2021	$0.0151	$0.0014
Service Class 2	12/30/2021	$0.0128	$0.0014
Investor Class	12/30/2021	$0.0151	$0.0014
VIP FundsManager 50% Portfolio
Service Class	12/30/2021	$0.0442	$0.0042
Service Class 2	12/30/2021	$0.0374	$0.0042
Investor Class	12/30/2021	$0.0442	$0.0042
VIP FundsManager 60% Portfolio
Service Class	12/30/2021	$0.0464	$0.0044
Service Class 2	12/30/2021	$0.0397	$0.0044
Investor Class	12/30/2021	$0.0464	$0.0044
VIP FundsManager 70% Portfolio
Service Class	12/30/2021	$0.0635	$0.0062
Service Class 2	12/30/2021	$0.0543	$0.0062
Investor Class	12/30/2021	$0.0635	$0.0062
VIP FundsManager 85% Portfolio
Service Class	12/30/2021	$0.0736	$0.0071
Service Class 2	12/30/2021	$0.0664	$0.0071
Investor Class	12/30/2021	$0.0736	$0.0071

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (Investor Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for expenses beyond portfolio management (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

VIP FundsManager 20%

VIP FundsManager 50%

VIP FundsManager 60%

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that the funds are more actively managed than most funds in their Total Mapped Group and ASPG and have a larger universe of funds in which to invest.

The Board further considered that FMR has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2022.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio the representative class (Investor Class) of each fund, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Investor Class of each fund ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020, except that the total expense ratio of Investor Class of each of VIP FundsManager 70% and VIP FundsManager 85% was above the ASPG competitive median for 2020. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

In considering the total expense ratio of Investor Class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of Investor Class of each fund was below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020, except that the total expense ratio of Investor Class of VIP FundsManager 85% was above the similar sales load structure group competitive median for 2020 and the total expense ratio of Investor Class of each of VIP FundsManager 70% and VIP FundsManager 85% was above the ASPG competitive median for 2020. These classes were above the median because of their higher allocation to equities than the majority of the peer group, resulting in higher acquired fund fees and expenses.

The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFM-ANN-0322
1.843208.115

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Life of fundA
Service Class	12.16%	9.78%	8.18%
Service Class 2	12.03%	9.63%	8.02%

 A From February 13, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Target Volatility Portfolio - Service Class on February 13, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,106	VIP Target Volatility Portfolio - Service Class
$37,311	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2021, global financial markets were influenced by several factors, including the broader reopening of businesses, an improved outlook for global economic growth, fiscal and monetary stimulus from U.S. and foreign governments, and the widespread distribution of COVID-19 vaccines. This backdrop was supportive of global equities until early September, when volatility and negative sentiment rose amid rising inflation, increasing bond yields, supply constraints and disruption, valuation concerns, and new, highly transmissible variants of the coronavirus. At the same time, strong corporate earnings growth amid an ongoing mid-cycle economic expansion in several countries continued to provide support for risk assets. International equities gained 7.98% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+27%) led the way, followed by the U.K. (+18%) and Europe ex U.K (+17%). Conversely, emerging markets (-2%) and Japan (+2%) lagged most. Asia Pacific Ex Japan (+5%) also underperformed the broader index. By sector, energy (+27%) outpaced all other sectors, driven by rising crude oil and natural gas prices. Financials (+17%), information technology (+16%) and industrials (+14%) also outperformed, whereas communication services and consumer discretionary (-6% each) notably struggled. By contrast, U.S. stocks were a bright spot on the world stage, with the broad Dow Jones U.S. Total Stock Market Index gaining 25.66% for the period. Among sectors, energy (+56%) was the top performer. Real estate (+39%), financials (+35%) and information technology (+30%) also showed strength. In contrast, the defensive-oriented utilities (+17%), consumer staples (+18%) and health care (+19%) segments notably lagged, along with communication services (+18%). Small-cap stocks substantially trailed their larger-cap counterparts. From a style standpoint, value stocks outpaced growth among small/mid-caps, but lagged in the large-cap segment. Commodities rose 27.11%, per the Bloomberg Commodity Index Total Return. Within fixed income, U.S. taxable investment-grade bonds returned -1.54%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation, and raised the prospects for three quarter-point rate hikes in 2022. Within the index, corporate bonds produced a return of -1.04%, topping U.S. Treasuries (-2.32%). Securitized segments also lost ground, including commercial mortgage-backed securities (-1.16%). Outside the index, U.S. corporate high-yield bonds added 5.35%, Treasury Inflation-Protected Securities (TIPS) rose 5.96%, and leveraged loans gained 5.42%, whereas emerging-markets debt returned -1.51%.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes gained about 12%, slightly topping the 11.85% advance of the VIP Target Volatility Composite benchmark. Both asset class positioning and security selection boosted the fund's relative performance amid a strong year for risk assets. The portfolio's primary objective is to target a specific level of volatility over rolling one-year periods. Market volatility was relatively contained for most of 2021. This enabled us to maintain the fund's overweighted exposure to U.S. and international stocks during most of the period, which, in turn, kept the fund's volatility close to its target and contributed on a relative basis.. Our fixed-income positioning also boosted the portfolio's relative result this past year. Specifically, a large underweighting in underperforming investment-grade (IG) bonds, along with out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), added the most value. TIPS were the best-performing fixed-income category in 2021. On the equity side, the fund's beneficial overweighting in the U.S. was negated by a corresponding overweighting in international developed markets (DM) and an out-of-benchmark stake in emerging markets (EM). Exposure to small-cap stocks, particularly in Japan, hampered our DM positioning, while weakness in China and Brazil weighed on our EM allocation. Exposure to gold stocks via a small allocation in Fidelity® Select Gold Portfolio was the biggest negative in terms of the portfolio's equity positioning, as gold underperformed the broader commodities market in 2021. Turning to security selection, picks among international DM stocks and IG bonds aided the fund's relative result, while investment choices in the U.S. detracted. Within DM, Fidelity® Overseas Fund led the way, aided by strong picks in Europe ex U.K., Japan and the U.S. Underweighting the lagging Japanese equity market also helped. Fidelity® Total Bond Fund was a key driver of favorable fixed-income security selection, aided by holdings of corporate credit – both investment-grade and high yield – and non-government-agency mortgage-backed securities. In the U.S., Fidelity® Stock Selector All Cap Fund – the fund's largest U.S. equity position by far – underperformed due to subpar investment choices, particularly in the information technology, health care and consumer discretionary sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
International Equity Funds	49.1%
Fixed-Income Funds	25.9%
Domestic Equity Funds	18.9%
Cash Equivalents	6.9%
Net Other Assets (Liabilities)*	(0.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset Allocation (% of fund's investments)**

As of December 31, 2021
Equities	68.0%
Bonds	25.9%
Short-Term and Other	6.1%

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Equity Funds - 68.0%
	Shares	Value
Domestic Equity Funds - 18.9%
Fidelity Contrafund (a)	316,380	$5,935,286
Fidelity Equity-Income Fund (a)	45,789	3,216,212
Fidelity Large Cap Value Enhanced Index Fund (a)	438,405	7,027,634
Fidelity Low-Priced Stock Fund (a)	99,443	5,349,057
Fidelity U.S. Low Volatility Equity Fund (a)	458,075	5,483,153
Fidelity Value Discovery Fund (a)	65,883	2,521,999
iShares S&P 500 Index ETF (b)	43,916	20,947,493

TOTAL DOMESTIC EQUITY FUNDS		50,480,834

Global & International Equity Funds - 31.2%
VIP Stock Selector All Cap Portfolio Investor Class(a)	8,182,080	83,129,938
International Equity Funds - 17.9%
Fidelity International Enhanced Index Fund (a)	663,916	7,396,024
Fidelity International Value Fund (a)	667,610	6,215,449
Fidelity Japan Smaller Companies Fund (a)	133,052	2,096,904
Fidelity Overseas Fund (a)	391,429	26,507,575
iShares Core MSCI EAFE ETF	75,585	5,641,664

TOTAL INTERNATIONAL EQUITY FUNDS		47,857,616

TOTAL EQUITY FUNDS
(Cost $157,967,566)		181,468,388

Fixed-Income Funds - 25.9%
Fixed-Income Funds - 25.9%
Fidelity Inflation-Protected Bond Index Fund (a)	532,806	5,946,117
Fidelity Long-Term Treasury Bond Index Fund (a)	491,462	7,249,063
Fidelity Total Bond Fund (a)	3,911,692	43,263,312
Fidelity U.S. Bond Index Fund (a)	1,047,252	12,546,081
TOTAL FIXED-INCOME FUNDS
(Cost $65,090,980)		69,004,573

Cash Equivalents - 6.9%
Fidelity Cash Central Fund 0.08% (c)	16,266,742	16,269,995
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	2,097,115	2,097,325
TOTAL CASH EQUIVALENTS
(Cost $18,367,320)		18,367,320
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $241,425,866)		268,840,281
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,157,527)
NET ASSETS - 100%		$266,682,754

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$12,824,535	$82,415,536	$78,970,077	$6,189	$1	$--	$16,269,995	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	--	61,858,376	59,761,051	1,131	--	--	2,097,325	0.0%
Total	$12,824,535	$144,273,912	$138,731,128	$7,320	$1	$--	$18,367,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$5,448,052	$647,100	$803,736	$602,168	$108,436	$535,434	$5,935,286
Fidelity Equity-Income Fund	2,968,310	328,207	460,091	302,419	57,202	322,584	3,216,212
Fidelity Gold Portfolio	4,547,494	774,013	4,360,324	64,421	(151,070)	(810,113)	--
Fidelity Inflation-Protected Bond Index Fund	6,404,801	317,885	853,533	270,323	69,700	7,264	5,946,117
Fidelity International Enhanced Index Fund	7,347,816	242,306	818,817	196,178	66,917	557,802	7,396,024
Fidelity International Value Fund	6,165,275	309,499	878,145	260,126	106,012	512,808	6,215,449
Fidelity Japan Smaller Companies Fund	2,108,017	224,444	--	224,444	--	(235,557)	2,096,904
Fidelity Large Cap Value Enhanced Index Fund	6,256,773	821,753	960,057	767,920	200,821	708,344	7,027,634
Fidelity Long-Term Treasury Bond Index Fund	8,704,121	270,129	1,064,988	212,364	(114,635)	(545,564)	7,249,063
Fidelity Low-Priced Stock Fund	4,873,637	647,357	708,624	607,892	23,873	512,814	5,349,057
Fidelity Overseas Fund	27,457,043	1,488,609	6,049,728	1,157,560	1,442,528	2,169,123	26,507,575
Fidelity Stock Selector All Cap Fund	78,224,102	533,238	94,304,183	--	33,632,860	(18,086,017)	--
Fidelity Total Bond Fund	53,767,393	1,379,578	10,760,561	1,022,846	648,144	(1,771,242)	43,263,312
Fidelity U.S. Bond Index Fund	22,950,650	9,737,106	19,584,524	305,209	(4,442)	(552,709)	12,546,081
Fidelity U.S. Low Volatility Equity Fund	5,456,313	331,176	907,131	280,295	127,512	475,283	5,483,153
Fidelity Value Discovery Fund	2,305,515	137,571	344,554	117,986	66,704	356,763	2,521,999
VIP Stock Selector All Cap Portfolio Investor Class	--	83,958,045	2,142,737	98,044	7,441	1,307,189	83,129,938
	$244,985,312	$102,148,016	$145,001,733	$6,490,195	$36,288,003	$(14,535,794)	$223,883,804

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$181,468,388	$181,468,388	$--	$--
Fixed-Income Funds	69,004,573	69,004,573	--	--
Money Market Funds	18,367,320	18,367,320	--	--
Total Investments in Securities:	$268,840,281	$268,840,281	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value (including securities loaned of $2,051,057) — See accompanying schedule: Unaffiliated issuers (cost $23,526,568)	$26,589,157
Fidelity Central Funds (cost $18,367,320)	18,367,320
Other affiliated issuers (cost $199,531,978)	223,883,804
Total Investment in Securities (cost $241,425,866)		$268,840,281
Receivable for investments sold		22
Receivable for fund shares sold		314,801
Dividends receivable		121,885
Distributions receivable from Fidelity Central Funds		1,415
Total assets		269,278,404
Liabilities
Payable for investments purchased	$390,625
Payable for fund shares redeemed	18,767
Accrued management fee	54,605
Distribution and service plan fees payable	32,554
Other affiliated payables	1,774
Collateral on securities loaned	2,097,325
Total liabilities		2,595,650
Net Assets		$266,682,754
Net Assets consist of:
Paid in capital		$234,835,470
Total accumulated earnings (loss)		31,847,284
Net Assets		$266,682,754
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,485,781 ÷ 116,412 shares)		$12.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($265,196,973 ÷ 20,868,818 shares)		$12.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends:
Unaffiliated issuers		$475,345
Affiliated issuers		2,748,901
Income from Fidelity Central Funds (including $1,131 from security lending)		7,320
Total income		3,231,566
Expenses
Management fee	$809,876
Transfer agent fees	36,049
Distribution and service plan fees	672,463
Independent trustees' fees and expenses	808
Total expenses before reductions	1,519,196
Expense reductions	(404,961)
Total expenses after reductions		1,114,235
Net investment income (loss)		2,117,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,140,995
Fidelity Central Funds	1
Other affiliated issuers	36,288,003
Capital gain distributions from underlying funds:
Affiliated issuers	3,741,294
Total net realized gain (loss)		41,170,293
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,802,855
Affiliated issuers	(14,535,794)
Total change in net unrealized appreciation (depreciation)		(12,732,939)
Net gain (loss)		28,437,354
Net increase (decrease) in net assets resulting from operations		$30,554,685

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,117,331	$2,604,334
Net realized gain (loss)	41,170,293	(1,350,514)
Change in net unrealized appreciation (depreciation)	(12,732,939)	20,908,592
Net increase (decrease) in net assets resulting from operations	30,554,685	22,162,412
Distributions to shareholders	(34,340,907)	(9,794,018)
Share transactions - net increase (decrease)	(190,497)	(33,287,965)
Total increase (decrease) in net assets	(3,976,719)	(20,919,571)
Net Assets
Beginning of period	270,659,473	291,579,044
End of period	$266,682,754	$270,659,473

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.05	$12.40	$10.86	$12.14	$11.22
Income from Investment Operations
Net investment income (loss)A	.13	.14	.20	.19	.17
Net realized and unrealized gain (loss)	1.46	.97	1.81	(.90)	1.67
Total from investment operations	1.59	1.11	2.01	(.71)	1.84
Distributions from net investment income	–B	(.18)	(.19)	(.20)C	(.16)
Distributions from net realized gain	(1.88)	(.29)	(.28)	(.37)C	(.76)
Total distributions	(1.88)	(.46)D	(.47)	(.57)	(.92)
Net asset value, end of period	$12.76	$13.05	$12.40	$10.86	$12.14
Total ReturnE,F	12.16%	9.13%	18.81%	(5.81)%	16.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%	.40%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.26%	.25%	.27%	.27%	.27%
Expenses net of all reductions	.26%	.25%	.27%	.27%	.27%
Net investment income (loss)	.93%	1.12%	1.72%	1.60%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,486	$1,519	$1,434	$1,256	$1,444
Portfolio turnover rateI	64%	57%	65%	85%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$12.37	$10.83	$12.11	$11.19
Income from Investment Operations
Net investment income (loss)A	.11	.12	.18	.17	.16
Net realized and unrealized gain (loss)	1.46	.97	1.81	(.90)	1.66
Total from investment operations	1.57	1.09	1.99	(.73)	1.82
Distributions from net investment income	–B	(.16)	(.16)	(.18)C	(.14)
Distributions from net realized gain	(1.88)	(.29)	(.28)	(.37)C	(.76)
Total distributions	(1.88)	(.44)D	(.45)D	(.55)	(.90)
Net asset value, end of period	$12.71	$13.02	$12.37	$10.83	$12.11
Total ReturnE,F	12.03%	8.99%	18.65%	(5.99)%	16.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%	.56%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.41%	.40%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.40%	.42%	.42%	.42%
Net investment income (loss)	.78%	.97%	1.57%	1.45%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$265,197	$269,141	$290,145	$277,696	$295,856
Portfolio turnover rateI	64%	57%	65%	85%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,486,530
Gross unrealized depreciation	(454,354)
Net unrealized appreciation (depreciation)	$27,032,176
Tax Cost	$241,808,105

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,056,324
Undistributed long-term capital gain	$2,758,784
Net unrealized appreciation (depreciation) on securities and other investments	$27,032,176

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$61,007	$ 4,980,120
Long-term Capital Gains	34,279,900	4,813,898
Total	$34,340,907	$ 9,794,018

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	164,765,740	195,978,825

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,622
Service Class 2	670,841
$672,463

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or ETFs that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Service Class	$216.01
Service Class 2	35,833.01
	$36,049

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Fidelity Stock Selector All Cap Fund for investments, as shown in the table below. The net realized gain from each Fund's redemptions of Fidelity Stock Selector All Cap Fund is included in "Net Realized gain (loss) on Investment Securities: Other affiliated issuers" in the accompanying Statement of Operations.

	Value of investments redeemed from Fidelity Stock Selector All Cap Fund	Shares of Fidelity Stock Selector All Cap Fund sold	Net realized gain on redemptions of Fidelity Stock Selector All Cap Fund
VIP Target Volatility Portfolio	$83,635,576	1,215,280	$31,576,922

In addition, the Fund exchanged investments for shares of VIP Stock Selector All Cap Fund, as shown in the table below. The fund did not recognize any gains or losses for book, or federal income tax, purposes.

	Value of investments delivered to VIP Stock Selector All Cap Fund	Shares of VIP Stock Selector All Cap received
VIP Target Volatility Portfolio	$83,635,576	8,363,558

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Target Volatility Portfolio	$108	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2023. During the period, the Fund's management fee was reduced by $134,980.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$1,622
Service Class 2	268,337

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $22.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	$218,441	$53,693
Service Class 2	34,122,466	9,740,325
Total	$34,340,907	$9,794,018

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Target Volatility Portfolio
Service Class
Shares sold	–	644	$–	$7,953
Reinvestment of distributions	97	11	1,233	143
Shares redeemed	(9)	(6)	(123)	(73)
Net increase (decrease)	88	649	$1,110	$8,023
Service Class 2
Shares sold	764,537	759,982	$10,603,809	$9,123,947
Reinvestment of distributions	2,682,335	773,350	34,122,466	9,740,325
Shares redeemed	(3,241,950)	(4,326,699)	(44,917,882)	(52,160,260)
Net increase (decrease)	204,922	(2,793,367)	$(191,607)	$(33,295,988)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Target Volatility Portfolio	1	94%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Target Volatility Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Target Volatility Portfolio
Service Class	.26%
Actual		$1,000.00	$1,041.50	$1.34
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Service Class 2.41%
Actual		$1,000.00	$1,041.70	$2.11
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Target Volatility Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Target Volatility Portfolio
Service Class	02/11/22	02/11/22	$0.099	$0.134
Service Class 2	02/11/22	02/11/22	$0.099	$0.134

A total of 10.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Service Class designates 100% and Service Class 2 designates 100% of the dividends distributed in February, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (Service Class 2); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" expenses beyond portfolio management (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that, unlike most funds in its Total Mapped Group and ASPG that have a more static allocation to underlying funds, the fund actively manages its underlying investments and, in addition, has a unique investment strategy that attempts to manage the fund's volatility.

The Board further considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2022.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Service Class 2) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Service Class 2 ranked above the similar sales load structure group competitive median for 2020 and above the ASPG competitive median for 2020.

In considering the total expense ratio of the representative class of the fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of Service Class 2 ranked above the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that the fund has a managed volatility component unlike the majority of competitor funds in the affiliated funds-of-funds peer group and that when compared to a subset of managed volatility funds, Service Class 2 was below the similar sales load structure group median. The Board noted that the total expense ratio of Service Class 2 was also above the similar sales load structure group competitive median because of its 12b-1 fees and that, excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the similar sales load structure group median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

VIPTV-ANN-0322
1.955015.108

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Life of fundA
Initial Class	(1.95)%	4.20%
Service Class	(2.05)%	4.12%
Service Class 2	(2.24)%	3.93%

 A From April 19, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Bond Index Portfolio - Initial Class on April 19, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,644	VIP Bond Index Portfolio - Initial Class
$11,756	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a moderate decline in the year ending December 31, 2021, amid a broad risk-on and inflationary environment. The Bloomberg U.S. Aggregate Bond Index returned -1.54% for the full period. Longer-term bond yields rose early in the year, as a $1.9 trillion COVID-relief bill offered hopes for a robust economic recovery. This led to rising inflation expectations that persisted through early April. Many investors preferred the potential for higher returns in riskier assets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell from May through early August in response to weaker-than-expected economic data. Then in the fourth quarter, rising inflation and tighter monetary policy increased short-term yields and decreased longer-term yields. By early December, U.S. Federal Reserve Chair Jerome Powell stated it was time to retire the term “transitory” in describing U.S. inflation. Also in December, the Fed accelerated its tapering plans and raised the prospects for three quarter-point interest-rate hikes in 2022. Within the Aggregate index, corporate bonds returned -2.92% for the period, edging the -3.30% return of U.S. Treasuries. Securitized segments of the market also posted negative returns, including commercial mortgage-backed securities (-2.42%). Outside the index, U.S. corporate high-yield bonds added roughly 5% and Treasury Inflation-Protected Securities (TIPS) rose 6%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For 2021, the returns of the fund’s share classes ranged from -2.24% to -1.95%, net of fees, lagging the -1.54% result of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 12,000) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining an “optimal” subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund trailed the index mostly due to performance differences between mortgage pools held in the fund and the generic mortgage securities in the benchmark that occurred during a steep increase in yields in the first quarter of 2021. U.S. bonds markets faced a bumpy road in 2021, contending with rising inflation, an uneven economic recovery in the face of new coronavirus variants, and, near year’s end, the beginning of tighter monetary policy by the U.S. Federal Reserve. For the year, more credit-sensitive bonds generally generated gains, while interest-rate-sensitive securities typically suffered losses.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2021
U.S. Government and U.S. Government Agency Obligations	70.3%
AAA	3.8%
AA	3.4%
A	9.7%
BBB	13.2%
BB and Below	0.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.7)%

 * not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2021 *
Corporate Bonds	24.9%
U.S. Government and U.S. Government Agency Obligations	70.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.7)%

 * Foreign investments - 7.8%

 ** not included in the pie chart

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$195,765
2.25% 2/1/32	50,000	48,316
2.75% 6/1/31	300,000	306,076
3.3% 2/1/52	50,000	48,964
3.5% 6/1/41	1,000,000	1,027,744
3.5% 9/15/53	347,000	350,087
3.55% 9/15/55	340,000	341,234
3.65% 6/1/51	280,000	289,981
3.65% 9/15/59	257,000	259,541
3.8% 2/15/27	43,000	46,694
4.1% 2/15/28	143,000	158,911
4.45% 4/1/24	1,190,000	1,270,179
4.65% 6/1/44	40,000	46,848
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	165,105
5.213% 3/8/47	250,000	310,380
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	253,292
2.355% 3/15/32 (a)	9,000	8,868
2.65% 11/20/40	60,000	57,013
2.987% 10/30/56	227,000	214,877
3.55% 3/22/51	500,000	538,431
3.875% 2/8/29	210,000	232,716
4% 3/22/50	114,000	130,899
4.016% 12/3/29	100,000	112,110
4.125% 8/15/46	54,000	62,624
4.272% 1/15/36	276,000	323,744
4.329% 9/21/28	643,000	730,419
5.012% 8/21/54	38,000	52,485
		7,583,303
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	49,736
2.65% 1/13/31	200,000	208,045
2.75% 9/1/49	100,000	96,755
3.5% 5/13/40	30,000	32,856
3.6% 1/13/51	30,000	33,926
3.7% 9/15/24	300,000	318,792
3.8% 3/22/30	110,000	123,385
3.8% 5/13/60	30,000	34,754
4.7% 3/23/50	100,000	131,928
		1,030,177
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	189,051
1.9% 8/15/40	264,000	240,399
2.05% 8/15/50	170,000	151,714
		581,164
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	29,004
3.75% 2/15/28	100,000	107,128
4.2% 3/15/28	48,000	52,567
5.125% 7/1/49	60,000	69,598
5.375% 4/1/38	42,000	50,120
5.375% 5/1/47	190,000	226,785
6.384% 10/23/35	621,000	802,174
Comcast Corp.:
2.45% 8/15/52	135,000	120,877
2.65% 2/1/30	80,000	82,968
2.8% 1/15/51	180,000	173,412
2.887% 11/1/51 (a)	179,000	173,269
2.937% 11/1/56 (a)	385,000	366,725
2.987% 11/1/63 (a)	305,000	289,453
3.4% 4/1/30	87,000	94,949
3.55% 5/1/28	76,000	83,326
3.7% 4/15/24	30,000	31,872
3.75% 4/1/40	31,000	34,705
3.9% 3/1/38	50,000	56,585
4.049% 11/1/52	146,000	170,519
Discovery Communications LLC:
3.625% 5/15/30	220,000	235,195
4% 9/15/55	85,000	89,800
4.65% 5/15/50	100,000	117,311
5.2% 9/20/47	18,000	22,312
Fox Corp.:
4.709% 1/25/29	34,000	38,808
5.476% 1/25/39	189,000	243,746
5.576% 1/25/49	23,000	31,393
Time Warner Cable LLC 5.5% 9/1/41	351,000	425,556
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	104,440
3% 2/13/26	210,000	222,154
ViacomCBS, Inc.:
4.2% 6/1/29	210,000	233,332
4.95% 1/15/31	190,000	226,339
5.85% 9/1/43	363,000	488,964
		5,495,386
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	215,913
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	516,466
3.5% 4/15/25	410,000	434,384
3.75% 4/15/27	80,000	86,632
3.875% 4/15/30	80,000	87,500
4.375% 4/15/40	74,000	84,596
4.5% 4/15/50	80,000	93,632
Vodafone Group PLC:
4.375% 5/30/28	97,000	109,143
5.25% 5/30/48	170,000	221,424
6.15% 2/27/37	392,000	531,397
		2,381,087

TOTAL COMMUNICATION SERVICES		17,071,117

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	328,707
General Motors Co.:
5.95% 4/1/49	200,000	273,756
6.125% 10/1/25	455,000	522,672
6.75% 4/1/46	69,000	98,593
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	90,374
5.65% 1/17/29	250,000	296,467
		1,610,569
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	130,000	150,211
Duke University 2.832% 10/1/55	30,000	31,050
George Washington University 4.126% 9/15/48	100,000	121,069
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	229,381
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	273,116
Northwestern University 3.662% 12/1/57	100,000	124,884
University of Chicago 3% 10/1/52	100,000	104,323
University of Southern California 2.945% 10/1/51	240,000	248,685
		1,282,719
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	160,000	177,948
Marriott International, Inc. 3.125% 6/15/26	390,000	405,025
McDonald's Corp.:
2.625% 9/1/29	150,000	154,728
3.3% 7/1/25	32,000	33,922
3.5% 7/1/27	91,000	98,685
3.6% 7/1/30	340,000	375,720
3.8% 4/1/28	84,000	92,289
4.2% 4/1/50	40,000	48,412
4.7% 12/9/35	109,000	132,705
Starbucks Corp.:
2.55% 11/15/30	597,000	608,851
4.5% 11/15/48	50,000	61,829
		2,190,114
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	61,800
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	231,876
3.15% 2/9/51	245,000	227,544
Amazon.com, Inc.:
0.8% 6/3/25	110,000	108,742
1% 5/12/26	6,000	5,942
2.1% 5/12/31	105,000	106,429
2.4% 2/22/23	50,000	50,928
2.5% 6/3/50	110,000	104,735
3.1% 5/12/51	105,000	112,100
3.875% 8/22/37	440,000	517,147
4.05% 8/22/47	280,000	339,485
		1,804,928
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	117,935
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	266,418
Kohl's Corp. 4.25% 7/17/25	265,000	283,648
Target Corp.:
2.25% 4/15/25	508,000	523,516
2.65% 9/15/30	77,000	80,709
3.9% 11/15/47	40,000	49,548
4% 7/1/42	15,000	18,345
		1,222,184
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	66,114
4% 4/15/30	150,000	167,827
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	323,668
3.65% 4/5/29	80,000	87,703
4.05% 5/3/47	53,000	60,973
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	281,016
The Home Depot, Inc.:
2.7% 4/15/30	146,000	153,190
2.8% 9/14/27	84,000	89,080
2.95% 6/15/29	686,000	730,814
3.35% 4/15/50	100,000	109,056
3.9% 6/15/47	29,000	33,880
4.25% 4/1/46	104,000	129,432
4.5% 12/6/48	90,000	116,361
TJX Companies, Inc. 3.875% 4/15/30	687,000	770,455
		3,119,569
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	39,340
2.85% 3/27/30	570,000	605,919
3.375% 3/27/50	40,000	45,215
		690,474

TOTAL CONSUMER DISCRETIONARY		12,100,292

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	101,219
4.5% 6/1/50	100,000	123,282
4.6% 4/15/48	78,000	95,381
4.6% 6/1/60	50,000	61,884
4.95% 1/15/42	461,000	578,236
5.45% 1/23/39	270,000	353,364
5.55% 1/23/49	130,000	179,850
5.8% 1/23/59 (Reg. S)	170,000	245,794
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	68,022
5.25% 11/15/48	50,000	65,530
Diageo Capital PLC:
1.375% 9/29/25	200,000	198,893
2% 4/29/30	200,000	197,887
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	51,580
3.8% 5/1/50	190,000	210,382
4.597% 5/25/28	36,000	40,942
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	101,978
PepsiCo, Inc.:
1.4% 2/25/31	440,000	419,604
1.625% 5/1/30	267,000	258,926
4% 5/2/47	116,000	143,093
The Coca-Cola Co.:
1.45% 6/1/27	30,000	29,824
1.65% 6/1/30	30,000	28,949
2.5% 6/1/40	30,000	30,113
2.6% 6/1/50	30,000	29,292
2.75% 6/1/60	30,000	29,714
3.45% 3/25/30	186,000	205,918
4.2% 3/25/50	150,000	190,249
		4,039,906
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	391,952
Kroger Co.:
1.7% 1/15/31	400,000	379,786
2.65% 10/15/26	230,000	238,987
3.7% 8/1/27	100,000	109,148
5.4% 1/15/49	28,000	39,099
Sysco Corp.:
3.3% 2/15/50	50,000	50,632
4.45% 3/15/48	52,000	61,187
6.6% 4/1/50	220,000	341,765
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	137,637
3.45% 6/1/26	81,000	86,184
4.1% 4/15/50	130,000	145,718
Walmart, Inc.:
3.05% 7/8/26	10,000	10,688
3.3% 4/22/24	3,220,000	3,375,293
3.625% 12/15/47	20,000	23,741
3.7% 6/26/28	170,000	190,307
3.95% 6/28/38	150,000	178,890
4.05% 6/29/48	80,000	101,672
		5,862,686
Food Products - 0.2%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	363,969
Campbell Soup Co. 4.15% 3/15/28	80,000	88,843
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	219,172
5.3% 11/1/38	13,000	16,427
5.4% 11/1/48	60,000	80,804
General Mills, Inc.:
2.875% 4/15/30	40,000	41,745
3% 2/1/51	80,000	80,218
4.2% 4/17/28	89,000	99,388
Kellogg Co. 4.5% 4/1/46	32,000	39,703
Tyson Foods, Inc.:
4% 3/1/26	70,000	75,907
5.1% 9/28/48	50,000	67,247
Unilever Capital Corp.:
1.375% 9/14/30	135,000	128,002
2% 7/28/26	280,000	286,285
3.125% 3/22/23	100,000	102,747
		1,690,457
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	106,554
3.1% 3/26/30	22,000	23,705
Procter & Gamble Co.:
3% 3/25/30	105,000	114,123
3.55% 3/25/40	160,000	185,068
		429,450
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	197,012
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	113,587
3.4% 5/6/30	300,000	310,391
3.875% 9/16/46	38,000	36,755
4.8% 2/14/29	120,000	135,353
5.8% 2/14/39	100,000	120,198
5.95% 2/14/49	30,000	37,438
BAT Capital Corp.:
3.557% 8/15/27	130,000	136,344
4.39% 8/15/37	521,000	548,951
4.54% 8/15/47	213,000	222,760
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	83,171
3.125% 3/2/28	54,000	57,260
4.375% 11/15/41	265,000	300,825
		2,103,033

TOTAL CONSUMER STAPLES		14,322,544

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	195,459
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	597,811
4.95% 6/1/47	19,000	23,314
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	154,372
Chevron Corp.:
1.141% 5/11/23	80,000	80,450
1.554% 5/11/25	80,000	80,678
1.995% 5/11/27	80,000	81,197
2.236% 5/11/30	80,000	80,917
2.978% 5/11/40	80,000	81,982
3.078% 5/11/50	80,000	84,925
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	60,893
4.95% 8/15/47	30,000	38,850
ConocoPhillips Co.:
5.95% 3/15/46	86,000	127,406
6.5% 2/1/39	260,000	377,686
Devon Energy Corp. 5% 6/15/45	80,000	96,698
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (a)	60,000	66,422
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	86,487
Enbridge, Inc. 5.5% 12/1/46	60,000	81,103
Energy Transfer LP:
4.2% 9/15/23	30,000	31,329
4.5% 4/15/24	50,000	52,993
5% 5/15/50	160,000	184,112
5.8% 6/15/38	70,000	84,788
6% 6/15/48	356,000	442,269
6.25% 4/15/49	30,000	39,188
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	74,333
3.95% 2/15/27	85,000	92,662
4.2% 1/31/50	418,000	468,575
4.25% 2/15/48	105,000	118,846
EOG Resources, Inc. 4.375% 4/15/30	510,000	589,341
Equinor ASA:
3.125% 4/6/30	357,000	383,532
3.25% 11/18/49	160,000	169,466
3.625% 9/10/28	120,000	131,831
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	357,478
4.227% 3/19/40	421,000	496,993
Hess Corp. 4.3% 4/1/27	150,000	163,358
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	115,975
5% 3/1/43	215,000	250,396
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	121,512
4.3% 3/1/28	112,000	124,454
5.2% 3/1/48	30,000	37,054
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	79,444
5% 3/1/26	72,000	80,350
Marathon Oil Corp. 4.4% 7/15/27	240,000	262,891
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	24,713
5.125% 12/15/26	410,000	466,602
MPLX LP:
4.5% 7/15/23	82,000	85,365
4.7% 4/15/48	28,000	32,304
4.8% 2/15/29	30,000	34,255
5.5% 2/15/49	310,000	395,870
ONEOK, Inc.:
4.45% 9/1/49	40,000	44,196
4.55% 7/15/28	59,000	65,136
Ovintiv, Inc. 6.5% 2/1/38	50,000	64,870
Phillips 66 Co. 3.9% 3/15/28	94,000	101,883
Phillips 66 Partners LP 3.15% 12/15/29	170,000	176,241
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	223,331
1.9% 8/15/30	19,000	18,045
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	958,819
Shell International Finance BV:
3.125% 11/7/49	100,000	102,899
3.25% 4/6/50	100,000	106,393
3.75% 9/12/46	70,000	78,601
4.375% 5/11/45	293,000	355,982
Spectra Energy Partners LP 3.375% 10/15/26	158,000	167,507
Suncor Energy, Inc. 4% 11/15/47	179,000	198,941
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	37,785
4.85% 3/1/48	83,000	100,847
Total Capital International SA 3.127% 5/29/50	220,000	225,506
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	211,942
7.625% 1/15/39	231,000	359,464
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	69,565
3.95% 5/15/50	180,000	201,632
Valero Energy Corp.:
2.85% 4/15/25	190,000	196,814
4.35% 6/1/28	20,000	22,053
		12,281,922

TOTAL ENERGY		12,477,381

FINANCIALS - 7.8%
Banks - 4.4%
Banco Santander SA:
1.849% 3/25/26	200,000	199,083
2.958% 3/25/31	200,000	204,058
Bank of America Corp.:
0.81% 10/24/24 (b)	500,000	496,667
0.981% 9/25/25 (b)	600,000	592,714
1.197% 10/24/26 (b)	924,000	905,559
2.651% 3/11/32 (b)	180,000	182,313
2.676% 6/19/41 (b)	100,000	96,257
2.687% 4/22/32 (b)	356,000	361,278
3.419% 12/20/28 (b)	220,000	234,886
3.458% 3/15/25 (b)	1,900,000	1,987,042
3.55% 3/5/24 (b)	113,000	116,359
3.946% 1/23/49 (b)	23,000	26,850
3.97% 3/5/29 (b)	125,000	136,778
3.974% 2/7/30 (b)	60,000	66,092
4% 1/22/25	370,000	395,156
4.083% 3/20/51 (b)	220,000	264,622
4.271% 7/23/29 (b)	80,000	89,195
4.33% 3/15/50 (b)	60,000	74,227
5% 1/21/44	400,000	525,267
Bank of Nova Scotia 3.4% 2/11/24	140,000	146,890
Barclays PLC:
2.279% 11/24/27 (b)	400,000	400,713
2.852% 5/7/26 (b)	516,000	532,180
4.337% 1/10/28	200,000	218,355
5.088% 6/20/30 (b)	726,000	823,525
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	219,900
2.976% 11/5/30 (b)	270,000	280,383
3.106% 4/8/26 (b)	500,000	524,163
3.98% 3/20/30 (b)	160,000	176,622
4.65% 7/23/48	78,000	100,155
5.316% 3/26/41 (b)	617,000	815,471
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	77,048
Export-Import Bank of Korea 2.875% 1/21/25	350,000	365,940
Fifth Third Bancorp 2.55% 5/5/27	200,000	206,292
HSBC Holdings PLC:
4.292% 9/12/26 (b)	1,060,000	1,144,383
6.8% 6/1/38	449,000	635,503
ING Groep NV 2.727% 4/1/32 (b)	200,000	204,187
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	733,011
1.25% 1/21/31	580,000	555,567
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	790,000	786,289
1.47% 9/22/27 (b)	390,000	382,288
1.578% 4/22/27 (b)	188,000	185,784
1.953% 2/4/32 (b)	250,000	240,791
2.083% 4/22/26 (b)	200,000	202,994
2.522% 4/22/31 (b)	150,000	151,610
2.545% 11/8/32 (b)	40,000	40,225
2.58% 4/22/32 (b)	189,000	191,429
2.739% 10/15/30 (b)	720,000	739,788
2.95% 10/1/26	224,000	236,464
2.956% 5/13/31 (b)	50,000	51,769
3.109% 4/22/51 (b)	100,000	103,317
3.882% 7/24/38 (b)	734,000	833,090
4.005% 4/23/29 (b)	43,000	47,461
4.203% 7/23/29 (b)	30,000	33,559
4.452% 12/5/29 (b)	200,000	226,979
4.95% 6/1/45	135,000	175,678
Korea Development Bank 0.4% 6/19/24	300,000	295,520
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	217,247
4.582% 12/10/25	1,518,000	1,655,886
Mitsubishi UFJ Financial Group, Inc.:
3.751% 7/18/39	290,000	328,757
3.777% 3/2/25	84,000	89,761
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	397,922
1.554% 7/9/27 (b)	285,000	280,381
2.226% 5/25/26 (b)	400,000	405,912
NatWest Group PLC 3.875% 9/12/23	220,000	229,404
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	80,436
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	506,730
2.2% 11/1/24	70,000	71,872
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,282,928
Royal Bank of Canada:
2.55% 7/16/24	360,000	371,934
4.65% 1/27/26	55,000	60,993
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	88,768
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	397,905
2.348% 1/15/25	200,000	204,931
2.75% 1/15/30	200,000	204,688
3.936% 10/16/23	80,000	84,076
The Toronto-Dominion Bank 2.65% 6/12/24	510,000	529,005
Truist Financial Corp.:
1.2% 8/5/25	700,000	694,241
1.267% 3/2/27 (b)	29,000	28,452
U.S. Bancorp 1.375% 7/22/30	210,000	197,594
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	346,005
2.572% 2/11/31 (b)	690,000	704,394
3.068% 4/30/41 (b)	100,000	102,553
3.584% 5/22/28 (b)	82,000	88,152
3.75% 1/24/24	150,000	157,494
4.1% 6/3/26	1,194,000	1,301,404
4.75% 12/7/46	157,000	195,944
5.013% 4/4/51 (b)	130,000	177,519
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	602,652
4.11% 7/24/34 (b)	320,000	345,343
		32,471,009
Capital Markets - 1.2%
Ares Capital Corp. 2.15% 7/15/26	234,000	230,808
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,090,867
1.8% 7/28/31	80,000	78,261
3.85% 4/28/28	27,000	30,292
BlackRock, Inc.:
3.375% 6/1/22	37,000	37,449
3.5% 3/18/24	470,000	496,688
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	314,757
Charles Schwab Corp. 2% 3/20/28	215,000	217,846
Credit Suisse AG 0.495% 2/2/24	700,000	691,556
Credit Suisse Group AG 4.55% 4/17/26	250,000	275,435
Deutsche Bank AG 4.1% 1/13/26	200,000	214,527
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	149,933
3.7% 5/30/24	200,000	210,157
4.1% 1/13/26	200,000	213,239
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (b)	255,000	256,831
3.691% 6/5/28 (b)	440,000	473,811
4.017% 10/31/38 (b)	887,000	1,014,488
4.223% 5/1/29 (b)	60,000	66,650
4.411% 4/23/39 (b)	100,000	119,455
4.75% 10/21/45	28,000	36,038
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,389
2.65% 9/15/40	80,000	76,981
3% 6/15/50	138,000	138,703
3.75% 9/21/28	50,000	55,377
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	113,431
Moody's Corp. 4.875% 12/17/48	123,000	163,605
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	353,887
2.699% 1/22/31 (b)	230,000	235,309
3.625% 1/20/27	96,000	104,079
3.971% 7/22/38 (b)	120,000	136,760
4.375% 1/22/47	148,000	185,909
5.597% 3/24/51 (b)	90,000	134,436
6.375% 7/24/42	190,000	287,842
NASDAQ, Inc. 2.5% 12/21/40	100,000	92,371
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	642,186
Northern Trust Corp. 1.95% 5/1/30	220,000	217,828
State Street Corp. 1.684% 11/18/27 (b)	204,000	204,288
		9,396,469
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	252,050
2.875% 8/14/24	150,000	154,285
3.85% 10/29/41	150,000	156,246
4.125% 7/3/23	300,000	311,584
4.45% 4/3/26	150,000	162,933
4.5% 9/15/23	150,000	157,338
4.875% 1/16/24	150,000	159,519
Ally Financial, Inc.:
3.05% 6/5/23	120,000	123,032
5.125% 9/30/24	290,000	316,859
5.8% 5/1/25	250,000	282,117
American Express Co.:
2.5% 7/30/24	219,000	226,262
3.3% 5/3/27 (a)	30,000	32,164
Capital One Financial Corp. 3.8% 1/31/28	251,000	273,256
GE Capital International Funding Co. 4.418% 11/15/35	200,000	238,672
John Deere Capital Corp.:
2.6% 3/7/24	60,000	62,046
2.8% 3/6/23	64,000	65,578
2.8% 7/18/29	220,000	232,035
3.65% 10/12/23	290,000	304,306
Synchrony Financial:
3.95% 12/1/27	150,000	161,073
4.375% 3/19/24	45,000	47,476
5.15% 3/19/29	159,000	182,724
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	278,968
2.15% 9/8/22	1,000,000	1,011,197
2.25% 10/18/23	113,000	115,852
3% 4/1/25	580,000	608,487
		5,916,059
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	198,124
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	114,923
2.85% 10/15/50	220,000	216,765
4.2% 8/15/48	243,000	294,880
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	40,723
BP Capital Markets America, Inc. 3% 2/24/50	240,000	236,260
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	44,739
4.125% 5/15/29	19,000	21,049
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	71,531
2.6% 11/15/29	80,000	82,655
3.4% 11/15/49	50,000	53,578
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	403,565
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	36,915	36,343
Japan International Cooperation Agency 1.75% 4/28/31	200,000	199,333
KfW:
0.25% 10/19/23	300,000	297,395
0.375% 7/18/25	2,072,000	2,016,678
2.375% 12/29/22	996,000	1,014,744
2.625% 2/28/24	400,000	415,536
2.875% 4/3/28	14,000	15,176
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	83,439
		5,857,436
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	329,649
4.35% 11/3/45	128,000	158,281
AFLAC, Inc. 3.6% 4/1/30	224,000	246,916
Allstate Corp.:
1.45% 12/15/30	110,000	103,989
5.55% 5/9/35	156,000	204,240
American International Group, Inc.:
2.5% 6/30/25	44,000	45,368
4.25% 3/15/29	100,000	114,265
4.375% 6/30/50	240,000	299,164
4.5% 7/16/44	25,000	30,789
4.75% 4/1/48	100,000	127,369
5.75% 4/1/48 (b)	280,000	314,300
Aon Corp. 3.75% 5/2/29	120,000	131,545
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	120,052
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	30,729
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	85,726
Lincoln National Corp. 4.35% 3/1/48	160,000	191,981
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	133,510
4.9% 3/15/49	50,000	67,205
MetLife, Inc.:
4.05% 3/1/45	18,000	21,393
4.55% 3/23/30	600,000	709,086
4.875% 11/13/43	100,000	129,689
Progressive Corp. 4.2% 3/15/48	135,000	166,792
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	25,503
3.935% 12/7/49	38,000	44,326
4.35% 2/25/50	285,000	355,502
The Travelers Companies, Inc. 4% 5/30/47	32,000	38,224
Willis Group North America, Inc. 2.95% 9/15/29	170,000	174,028
		4,399,621

TOTAL FINANCIALS		58,040,594

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	62,258
2.95% 11/21/26	50,000	52,693
3.2% 11/21/29	80,000	85,535
3.8% 3/15/25	61,000	64,933
4.05% 11/21/39	50,000	57,367
4.25% 11/21/49	390,000	468,847
4.3% 5/14/36	40,000	47,153
4.55% 3/15/35	80,000	96,191
4.7% 5/14/45	120,000	148,876
4.875% 11/14/48	100,000	129,219
Amgen, Inc.:
3.15% 2/21/40	410,000	420,461
3.2% 11/2/27	56,000	60,348
3.375% 2/21/50	110,000	114,414
4.4% 5/1/45	102,000	121,713
Biogen, Inc. 3.25% 2/15/51 (a)	270,000	264,935
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	174,500
4% 9/1/36	40,000	46,008
4.15% 3/1/47	60,000	70,642
4.5% 2/1/45	311,000	379,135
		2,865,228
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	260,624
4.9% 11/30/46	20,000	27,344
Baxter International, Inc.:
1.915% 2/1/27 (a)	180,000	180,660
2.539% 2/1/32 (a)	180,000	181,839
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	155,260
3.7% 6/6/27	52,000	56,668
4.669% 6/6/47	130,000	163,908
Boston Scientific Corp.:
3.75% 3/1/26	120,000	128,911
4% 3/1/29	100,000	111,047
4.7% 3/1/49	140,000	177,320
Medtronic, Inc. 4.625% 3/15/45	168,000	220,020
Stryker Corp. 2.9% 6/15/50	100,000	100,447
		1,764,048
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	112,707
4.75% 3/15/44	60,000	73,290
AHS Hospital Corp. 2.78% 7/1/51	250,000	247,817
Allina Health System, Inc. 3.887% 4/15/49	20,000	23,426
Anthem, Inc.:
3.35% 12/1/24	89,000	94,017
4.101% 3/1/28	50,000	55,438
4.375% 12/1/47	175,000	213,195
4.55% 3/1/48	120,000	149,661
Banner Health 2.913% 1/1/51	100,000	101,031
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	109,021
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	69,712
Cardinal Health, Inc. 3.41% 6/15/27	67,000	71,856
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	76,856
Cigna Corp.:
3.75% 7/15/23	10,000	10,399
4.125% 11/15/25	25,000	27,340
4.375% 10/15/28	30,000	34,095
4.5% 2/25/26	74,000	81,738
4.8% 8/15/38	80,000	98,400
4.8% 7/15/46	465,000	586,865
4.9% 12/15/48	30,000	38,764
CommonSpirit Health 3.91% 10/1/50	125,000	139,067
CVS Health Corp.:
2.7% 8/21/40	467,000	449,796
3% 8/15/26	20,000	21,118
3.25% 8/15/29	195,000	207,908
3.75% 4/1/30	380,000	416,614
4.1% 3/25/25	32,000	34,491
4.25% 4/1/50	37,000	44,719
4.3% 3/25/28	264,000	296,257
5.05% 3/25/48	131,000	171,274
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	140,604
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,115,926
5.25% 6/15/49	100,000	128,432
Humana, Inc. 3.95% 3/15/27	445,000	486,345
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	94,773
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	63,340
3.266% 11/1/49	80,000	85,590
4.15% 5/1/47	30,000	36,982
MidMichigan Health 3.409% 6/1/50	33,000	35,138
Novant Health, Inc. 3.168% 11/1/51	105,000	110,169
Orlando Health Obligated Group 3.327% 10/1/50	57,000	59,675
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	36,124
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	125,646
Sutter Health 3.361% 8/15/50	130,000	136,220
Trinity Health Corp. 2.632% 12/1/40	50,000	49,011
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	80,692
2.375% 8/15/24	90,000	93,185
2.9% 5/15/50	120,000	122,238
3.5% 8/15/39	772,000	855,987
3.7% 8/15/49	40,000	46,028
3.75% 10/15/47	30,000	34,435
4.45% 12/15/48	102,000	130,167
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	68,848
		8,192,427
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	87,512
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	286,306
2.25% 5/28/31	290,000	292,029
AstraZeneca PLC:
4.375% 11/16/45	45,000	57,627
4.375% 8/17/48	50,000	64,527
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	73,250
4.125% 6/15/39	100,000	118,285
4.55% 2/20/48	53,000	67,686
5% 8/15/45	435,000	577,858
Eli Lilly & Co. 2.25% 5/15/50	200,000	182,924
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	145,499
Johnson & Johnson:
1.3% 9/1/30	110,000	105,999
2.1% 9/1/40	220,000	208,172
2.45% 9/1/60	110,000	103,865
3.4% 1/15/38	116,000	130,638
Merck & Co., Inc.:
3.7% 2/10/45	45,000	51,788
4.15% 5/18/43	266,000	323,249
Mylan NV 4.55% 4/15/28	20,000	22,387
Novartis Capital Corp.:
1.75% 2/14/25	100,000	101,392
2.75% 8/14/50	50,000	50,498
3.1% 5/17/27	90,000	95,974
4% 11/20/45	35,000	42,457
Pfizer, Inc.:
2.55% 5/28/40	125,000	124,711
2.7% 5/28/50	380,000	382,289
3.45% 3/15/29	70,000	77,033
4% 12/15/36	36,000	42,797
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	116,673
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	195,850
3.025% 7/9/40	272,000	276,782
Viatris, Inc.:
2.7% 6/22/30	100,000	100,355
4% 6/22/50	100,000	106,509
Zoetis, Inc. 4.45% 8/20/48	60,000	76,645
		4,602,054

TOTAL HEALTH CARE		17,511,269

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	164,631
3.375% 5/15/23	81,000	83,696
4.25% 4/1/50	50,000	63,761
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	86,486
4.7% 5/15/46	28,000	36,573
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	85,617
4.03% 10/15/47	106,000	124,997
5.25% 5/1/50	120,000	168,077
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,159
3.75% 11/1/46	30,000	33,421
4.05% 5/4/47	18,000	20,829
4.125% 11/16/28	260,000	290,821
4.35% 4/15/47	50,000	60,754
4.45% 11/16/38	370,000	445,923
The Boeing Co.:
3.2% 3/1/29	126,000	129,677
4.875% 5/1/25	660,000	722,087
5.705% 5/1/40	836,000	1,073,765
5.805% 5/1/50	130,000	176,036
		3,771,310
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	168,399
4.25% 5/15/30	175,000	198,994
4.95% 10/17/48	102,000	130,287
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	91,948
5.3% 4/1/50	170,000	251,129
		840,757
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	680,217
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	216,957	223,210
		903,427
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	51,366
2.722% 2/15/30	100,000	102,124
3.377% 4/5/40	195,000	203,739
3.577% 4/5/50	50,000	53,161
Masco Corp.:
2% 2/15/31	103,000	98,708
3.125% 2/15/51	52,000	51,661
		560,759
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	464,948
3.95% 5/15/28	28,000	31,010
		495,958
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	181,567
2.65% 4/15/25	24,000	25,050
3.05% 4/15/30	19,000	20,373
3.7% 4/15/50	24,000	28,130
General Electric Co. 4.35% 5/1/50	489,000	606,301
Honeywell International, Inc.:
2.8% 6/1/50	150,000	155,921
3.812% 11/21/47	20,000	23,883
Roper Technologies, Inc.:
1% 9/15/25	50,000	48,851
1.4% 9/15/27	50,000	48,516
1.75% 2/15/31	50,000	46,950
2% 6/30/30	330,000	317,255
		1,502,797
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	169,227
1.1% 9/14/27	530,000	513,840
3.45% 5/15/23	182,000	188,274
3.65% 12/7/23	310,000	326,314
Caterpillar, Inc. 3.25% 9/19/49	110,000	120,559
Deere & Co. 2.875% 9/7/49	130,000	134,257
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	136,539
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	48,798
2.565% 2/15/30	70,000	71,006
3.362% 2/15/50	50,000	52,691
Parker Hannifin Corp. 4% 6/14/49	110,000	128,570
		1,890,075
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	80,653
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	211,000	218,329
3.25% 6/15/27	30,000	32,284
4.05% 6/15/48	207,000	248,932
Canadian National Railway Co. 2.45% 5/1/50	210,000	195,382
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	140,505
2.45% 12/2/31	140,000	142,741
3.1% 12/2/51	140,000	143,965
CSX Corp.:
4.3% 3/1/48	140,000	170,888
4.5% 3/15/49	160,000	198,581
4.75% 11/15/48	70,000	90,066
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	69,535
4.05% 8/15/52	90,000	108,167
4.15% 2/28/48	38,000	45,273
Union Pacific Corp.:
2.75% 3/1/26	160,000	167,619
2.891% 4/6/36	79,000	82,788
2.973% 9/16/62	290,000	286,682
3.25% 2/5/50	50,000	53,589
3.5% 6/8/23	270,000	279,258
3.6% 9/15/37	38,000	42,137
3.839% 3/20/60	70,000	82,414
		2,799,135
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	123,773
3.25% 3/1/25	88,000	91,312
3.75% 6/1/26	158,000	168,388
3.875% 7/3/23	526,000	544,765
4.25% 2/1/24	170,000	179,105
		1,107,343

TOTAL INDUSTRIALS		13,952,214

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	13,790
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	457,156
8.1% 7/15/36	80,000	121,728
8.35% 7/15/46	187,000	310,889
		903,563
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	153,691
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	239,622
2.25% 3/1/31	200,000	195,587
Fiserv, Inc.:
2.75% 7/1/24	440,000	455,102
3.5% 7/1/29	80,000	86,035
4.4% 7/1/49	240,000	285,923
Global Payments, Inc. 1.2% 3/1/26	346,000	335,849
IBM Corp.:
1.95% 5/15/30	175,000	171,079
2.95% 5/15/50	175,000	170,902
3.5% 5/15/29	843,000	914,858
MasterCard, Inc.:
2.95% 6/1/29	50,000	53,563
3.3% 3/26/27	38,000	41,064
3.35% 3/26/30	53,000	58,303
3.85% 3/26/50	115,000	138,208
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	70,855
2.3% 6/1/30	120,000	121,878
The Western Union Co. 2.85% 1/10/25	70,000	72,444
Visa, Inc.:
1.1% 2/15/31	250,000	233,392
2.05% 4/15/30	350,000	354,516
2.7% 4/15/40	150,000	153,275
4.15% 12/14/35	38,000	45,476
		4,351,622
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	130,000	131,487
Applied Materials, Inc. 4.35% 4/1/47	28,000	35,552
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,134,000	1,211,372
Broadcom, Inc.:
3.419% 4/15/33 (a)	82,000	85,961
4.3% 11/15/32	250,000	280,944
4.75% 4/15/29	50,000	56,915
5% 4/15/30	50,000	58,211
Intel Corp.:
3.25% 11/15/49	110,000	116,096
3.734% 12/8/47	617,000	702,763
Lam Research Corp. 2.875% 6/15/50	150,000	149,460
NVIDIA Corp.:
2% 6/15/31	216,000	214,867
2.85% 4/1/30	100,000	106,214
3.5% 4/1/40	50,000	56,190
3.5% 4/1/50	50,000	56,999
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32 (a)	270,000	270,813
Qualcomm, Inc. 1.65% 5/20/32	54,000	51,064
Texas Instruments, Inc. 4.15% 5/15/48	70,000	87,325
		3,672,233
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	326,000	317,911
2.921% 3/17/52	534,000	566,958
3.3% 2/6/27	115,000	125,318
3.45% 8/8/36	31,000	35,683
Oracle Corp.:
1.65% 3/25/26	207,000	205,399
2.5% 4/1/25	80,000	81,875
2.95% 4/1/30	150,000	151,705
3.25% 11/15/27	96,000	101,081
3.6% 4/1/50	300,000	293,742
3.8% 11/15/37	110,000	114,849
3.85% 4/1/60	80,000	78,996
4% 11/15/47	187,000	194,152
5.375% 7/15/40	641,000	782,731
		3,050,400
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	769,575
1.25% 8/20/30	50,000	47,129
2.375% 2/8/41	330,000	320,246
2.55% 8/20/60	200,000	187,821
2.95% 9/11/49	240,000	247,237
3% 11/13/27	96,000	103,149
3.75% 11/13/47	57,000	66,897
3.85% 5/4/43	369,000	434,526
4.5% 2/23/36	90,000	112,916
HP, Inc. 2.2% 6/17/25	160,000	163,306
		2,452,802

TOTAL INFORMATION TECHNOLOGY		14,430,620

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	100,317
2.05% 5/15/30	60,000	60,352
2.7% 5/15/40	60,000	60,505
2.8% 5/15/50	100,000	102,455
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	31,724
4.725% 11/15/28	35,000	40,538
5.319% 11/15/38	679,000	874,912
Eastman Chemical Co. 4.5% 12/1/28	174,000	197,784
Ecolab, Inc. 1.3% 1/30/31	300,000	281,182
LYB International Finance II BV 3.5% 3/2/27	166,000	178,560
LYB International Finance III LLC:
3.375% 10/1/40	20,000	20,830
3.625% 4/1/51	120,000	126,990
4.2% 10/15/49	100,000	115,499
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,665
5% 4/1/49	103,000	137,912
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	313,744
3.8% 8/15/49	80,000	89,997
4.5% 6/1/47	50,000	62,310
The Dow Chemical Co.:
2.1% 11/15/30	250,000	245,770
3.6% 11/15/50	150,000	162,432
4.8% 5/15/49	50,000	63,606
7.375% 11/1/29	46,000	61,892
The Mosaic Co. 4.05% 11/15/27	90,000	99,310
Westlake Chemical Corp. 3.6% 8/15/26	625,000	670,259
		4,113,545
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	195,910
WRKCo, Inc. 4.65% 3/15/26	290,000	323,350
		519,260
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	163,000	211,380
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	232,748
Newmont Corp.:
2.25% 10/1/30	100,000	98,592
2.8% 10/1/29	100,000	102,819
5.45% 6/9/44	80,000	106,345
Southern Copper Corp. 5.875% 4/23/45	30,000	40,984
Vale Overseas Ltd. 3.75% 7/8/30	300,000	309,994
		1,102,862
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	287,477

TOTAL MATERIALS		6,023,144

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	119,376
3% 5/18/51	125,000	123,456
4.85% 4/15/49	90,000	116,309
American Tower Corp.:
2.1% 6/15/30	160,000	154,054
3.1% 6/15/50	160,000	155,599
3.6% 1/15/28	32,000	34,474
3.8% 8/15/29	70,000	76,153
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	131,509
3.2% 1/15/28	63,000	67,340
Boston Properties, Inc. 3.65% 2/1/26	100,000	107,129
Crown Castle International Corp.:
1.35% 7/15/25	79,000	77,931
2.25% 1/15/31	100,000	97,425
3.25% 1/15/51	40,000	39,305
3.7% 6/15/26	100,000	107,170
Duke Realty LP 1.75% 2/1/31	370,000	350,096
ERP Operating LP:
3.5% 3/1/28	61,000	66,241
4.15% 12/1/28	330,000	372,239
Healthpeak Properties, Inc. 3% 1/15/30	140,000	146,964
Kimco Realty Corp.:
1.9% 3/1/28	570,000	564,088
3.3% 2/1/25	180,000	189,186
National Retail Properties, Inc. 3% 4/15/52	100,000	94,509
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	255,767
Prologis LP 3% 4/15/50	145,000	149,353
Realty Income Corp.:
3.25% 1/15/31	220,000	236,558
3.4% 1/15/28	230,000	248,043
Simon Property Group LP:
2.65% 7/15/30	125,000	127,340
3.375% 12/1/27	935,000	1,005,382
UDR, Inc. 2.1% 6/15/33	80,000	75,428
Ventas Realty LP:
4.4% 1/15/29	40,000	45,395
4.875% 4/15/49	160,000	199,930
Welltower, Inc. 4.95% 9/1/48	76,000	99,220
		5,632,969
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	170,539

TOTAL REAL ESTATE		5,803,508

UTILITIES - 1.8%
Electric Utilities - 1.2%
Appalachian Power Co.:
3.3% 6/1/27	110,000	117,340
4.45% 6/1/45	18,000	21,001
4.5% 3/1/49	90,000	108,133
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	198,709
3.2% 9/15/49	150,000	156,633
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	274,772
Commonwealth Edison Co. 4% 3/1/48	42,000	49,057
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	193,305
3.95% 3/15/48	31,000	35,710
4.25% 12/15/41	341,000	401,762
Duke Energy Corp.:
2.45% 6/1/30	182,000	180,691
3.75% 9/1/46	80,000	85,352
3.95% 8/15/47	250,000	275,984
4.2% 6/15/49	90,000	102,916
Entergy Corp. 0.9% 9/15/25	400,000	387,413
Entergy, Inc. 3.55% 9/30/49	29,000	30,589
Eversource Energy:
2.55% 3/15/31	120,000	120,330
3.3% 1/15/28	62,000	66,057
3.45% 1/15/50	60,000	63,138
Exelon Corp.:
3.4% 4/15/26	150,000	159,784
4.05% 4/15/30	150,000	166,659
4.45% 4/15/46	144,000	172,000
FirstEnergy Corp.:
1.6% 1/15/26	85,000	82,026
5.35% 7/15/47	140,000	166,426
Florida Power & Light Co.:
2.85% 4/1/25	167,000	174,386
4.125% 6/1/48	26,000	31,928
Interstate Power and Light Co. 2.3% 6/1/30	93,000	92,470
Kentucky Utilities Co. 5.125% 11/1/40	100,000	127,274
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	209,371
3.65% 8/1/48	30,000	33,719
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	502,965
2.44% 1/15/32	500,000	501,117
3.5% 4/1/29	140,000	150,170
Northern States Power Co.:
2.9% 3/1/50	80,000	80,766
3.6% 9/15/47	50,000	56,208
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	104,348
3.75% 4/1/45	120,000	136,503
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	631,779
PacifiCorp 6% 1/15/39	235,000	321,603
PECO Energy Co. 3.9% 3/1/48	96,000	112,063
PPL Capital Funding, Inc. 4% 9/15/47	20,000	23,290
PPL Electric Utilities Corp. 3% 10/1/49	100,000	102,321
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	95,436
6.25% 9/1/37	182,000	265,474
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	71,201
3.15% 1/1/50	70,000	73,171
3.6% 12/1/47	44,000	49,313
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	53,200
Southern California Edison Co. 4% 4/1/47	562,000	619,669
Southern Co. 3.25% 7/1/26	112,000	118,483
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	204,426
Tampa Electric Co. 4.45% 6/15/49	100,000	125,666
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	63,748
3.8% 9/15/47	50,000	56,489
4.6% 12/1/48	52,000	66,336
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	67,599
4% 6/15/28	76,000	83,745
		9,022,024
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	51,484
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	338,014
		389,498
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	97,218
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	354,260
4.45% 1/15/49	54,000	66,694
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	86,407
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	148,512
4.65% 12/1/48	50,000	61,851
5.5% 12/1/39	256,000	329,036
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	764,073
4.6% 3/15/49	50,000	62,382
4.7% 12/1/44	26,000	32,058
7% 6/15/38	130,000	188,344
NiSource, Inc.:
0.95% 8/15/25	280,000	272,542
2.95% 9/1/29	190,000	196,900
3.49% 5/15/27	50,000	53,672
3.95% 3/30/48	46,000	51,665
5.25% 2/15/43	156,000	199,539
Puget Energy, Inc. 4.1% 6/15/30	200,000	216,189
Sempra Energy 6% 10/15/39	274,000	378,173
		3,462,297
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	267,642

TOTAL UTILITIES		13,238,679

TOTAL NONCONVERTIBLE BONDS
(Cost $182,502,702)		184,971,362

U.S. Government and Government Agency Obligations - 41.8%
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	$95,000	$92,403
0.5% 6/17/25	2,248,000	2,203,154
0.625% 4/22/25	258,000	254,435
0.875% 8/5/30	339,000	319,453
1.75% 7/2/24	100,000	102,191
1.875% 9/24/26	60,000	61,651
Federal Home Loan Bank:
0.375% 9/4/25	160,000	155,623
1.5% 8/15/24	100,000	101,605
Freddie Mac:
0.25% 8/24/23	500,000	496,754
0.375% 7/21/25	448,000	436,609
0.375% 9/23/25	231,000	224,744
6.25% 7/15/32	360,000	517,169
Tennessee Valley Authority:
0.75% 5/15/25	600,000	591,727
2.875% 2/1/27	130,000	138,990
4.25% 9/15/65	30,000	43,777
5.88% 4/1/36	260,000	379,097

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,119,382

U.S. Treasury Obligations - 41.0%
U.S. Treasury Bonds:
1.125% 5/15/40	5,241,000	4,593,655
1.125% 8/15/40	331,000	289,004
1.25% 5/15/50	2,000	1,698
1.375% 11/15/40	4,560,000	4,155,656
1.375% 8/15/50	9,435,000	8,264,839
1.625% 11/15/50	4,518,000	4,209,329
1.75% 8/15/41	2,650,000	2,569,258
1.875% 2/15/41	6,405,000	6,339,699
1.875% 2/15/51	1,904,000	1,883,770
1.875% 11/15/51	1,460,000	1,448,366
2% 11/15/41	490,000	495,589
2% 2/15/50	287,000	291,518
2% 8/15/51	2,374,000	2,419,996
2.25% 8/15/46	110,000	116,308
2.25% 8/15/49	129,000	138,065
2.375% 11/15/49	199,000	218,605
2.375% 5/15/51	1,985,000	2,192,495
2.5% 2/15/45	128,000	140,765
2.5% 2/15/46	342,000	377,790
2.5% 5/15/46	93,000	102,783
2.75% 8/15/42	197,000	224,457
2.75% 11/15/42	587,000	668,997
2.75% 8/15/47	51,000	59,347
2.75% 11/15/47	107,000	124,571
2.875% 5/15/43	190,000	220,786
2.875% 8/15/45	586,000	688,024
2.875% 5/15/49	1,000	1,205
3% 5/15/42	89,000	105,389
3% 11/15/44	2,149,000	2,562,683
3% 5/15/45	4,000	4,784
3% 11/15/45	744,000	893,788
3% 2/15/47	49,000	59,298
3% 5/15/47	208,000	252,460
3% 2/15/48	87,000	106,188
3% 8/15/48	3,000	3,671
3% 2/15/49	134,000	164,747
3.125% 11/15/41	113,000	135,790
3.125% 2/15/42	65,000	78,312
3.125% 2/15/43	838,000	1,010,019
3.125% 8/15/44	687,000	834,249
3.125% 5/15/48	169,000	211,210
3.375% 5/15/44	1,976,000	2,487,676
3.375% 11/15/48	157,000	205,419
3.5% 2/15/39	8,000	10,036
3.625% 8/15/43	971,000	1,259,569
3.625% 2/15/44	2,647,000	3,444,719
3.75% 8/15/41	45,000	58,772
3.75% 11/15/43	2,130,000	2,816,842
3.875% 8/15/40	52,000	68,536
4.375% 2/15/38	12,000	16,536
4.375% 11/15/39	24,000	33,449
4.375% 5/15/41	32,000	45,079
4.5% 5/15/38	92,000	128,645
4.5% 8/15/39	17,000	24,007
4.75% 2/15/41	48,000	70,618
5.5% 8/15/28	4,000	5,031
7.125% 2/15/23	175,000	188,016
7.25% 8/15/22	190,000	198,164
U.S. Treasury Notes:
0.125% 4/30/22	274,000	274,007
0.125% 5/31/22	21,000	20,997
0.125% 6/30/22	1,374,000	1,373,463
0.125% 7/31/22	2,050,000	2,048,559
0.125% 8/31/22	176,000	175,849
0.125% 9/30/22	42,000	41,944
0.125% 10/31/22	1,955,000	1,951,716
0.125% 11/30/22	1,068,000	1,065,580
0.125% 12/31/22	1,557,000	1,552,195
0.125% 1/31/23	93,000	92,680
0.125% 2/28/23	2,598,000	2,587,344
0.125% 3/31/23	5,226,000	5,201,911
0.125% 4/30/23	751,000	746,981
0.125% 5/15/23	806,000	801,372
0.125% 7/15/23	534,000	530,141
0.125% 9/15/23	23,903,000	23,684,512
0.125% 10/15/23	3,458,000	3,423,420
0.125% 12/15/23	357,000	352,900
0.125% 1/15/24	908,000	896,544
0.125% 2/15/24	2,144,000	2,116,027
0.25% 6/15/23	3,000	2,986
0.25% 5/15/24	524,000	516,856
0.25% 5/31/25	3,744,000	3,641,918
0.25% 6/30/25	945,000	918,090
0.25% 7/31/25	3,265,000	3,167,050
0.25% 8/31/25	154,000	149,181
0.25% 9/30/25	14,303,000	13,850,444
0.25% 10/31/25	2,234,000	2,159,213
0.375% 3/31/22	94,000	94,064
0.375% 10/31/23	599,000	595,467
0.375% 4/15/24	2,669,000	2,642,206
0.375% 7/15/24	120,000	118,519
0.375% 8/15/24	1,798,000	1,774,261
0.375% 4/30/25	1,897,000	1,854,910
0.375% 11/30/25	3,253,000	3,154,775
0.375% 1/31/26	2,692,000	2,604,300
0.375% 7/31/27	1,259,000	1,195,804
0.375% 9/30/27	1,571,000	1,486,988
0.5% 3/15/23	3,412,000	3,413,333
0.5% 11/30/23	4,620,000	4,602,314
0.5% 3/31/25	1,366,000	1,343,322
0.5% 2/28/26	10,148,000	9,859,813
0.5% 4/30/27	718,000	688,719
0.5% 5/31/27	4,223,000	4,043,687
0.5% 6/30/27	2,827,000	2,705,086
0.5% 10/31/27	4,372,000	4,160,573
0.625% 7/31/26	5,694,000	5,536,748
0.625% 3/31/27	2,260,000	2,184,520
0.625% 11/30/27	1,680,000	1,609,059
0.625% 12/31/27	5,260,000	5,032,957
0.625% 5/15/30	4,809,000	4,496,415
0.625% 8/15/30	2,310,000	2,154,255
0.75% 11/15/24	3,110,000	3,092,506
0.75% 3/31/26	3,001,000	2,944,028
0.75% 4/30/26	1,731,000	1,696,718
0.75% 5/31/26	1,269,000	1,242,926
0.75% 1/31/28	598,000	575,855
0.875% 11/15/30	5,503,000	5,231,934
1% 7/31/28	1,229,000	1,196,499
1.125% 2/28/22	9,000	9,015
1.125% 10/31/26	3,690,000	3,665,496
1.125% 2/28/27	691,000	685,656
1.125% 2/29/28	3,054,000	3,009,622
1.125% 8/31/28	110,000	107,869
1.125% 2/15/31	4,129,000	4,007,227
1.25% 8/31/24	1,923,000	1,940,653
1.25% 3/31/28	2,888,000	2,862,279
1.25% 4/30/28	2,488,000	2,465,355
1.25% 6/30/28	2,989,000	2,958,409
1.25% 9/30/28	748,000	739,205
1.25% 8/15/31	5,533,000	5,409,372
1.375% 1/31/22	29,000	29,029
1.375% 2/15/23	2,303,000	2,327,020
1.375% 1/31/25	1,386,000	1,401,809
1.375% 8/31/26	253,000	254,473
1.375% 10/31/28	580,000	577,644
1.375% 11/15/31	600,000	592,406
1.5% 8/15/22	681,000	686,241
1.5% 9/15/22	174,000	175,489
1.5% 1/15/23	2,392,000	2,418,061
1.5% 9/30/24	1,783,000	1,811,138
1.5% 10/31/24	2,714,000	2,756,512
1.5% 11/30/24	2,519,000	2,558,556
1.5% 8/15/26	557,000	563,310
1.5% 1/31/27	2,284,000	2,309,249
1.5% 11/30/28	970,000	973,789
1.5% 2/15/30	1,266,000	1,272,528
1.625% 8/31/22	562,000	567,071
1.625% 11/15/22	697,000	704,460
1.625% 2/15/26	261,000	265,486
1.625% 5/15/26	264,000	268,424
1.625% 9/30/26	653,000	664,096
1.625% 10/31/26	457,000	464,730
1.625% 11/30/26	180,000	183,066
1.625% 8/15/29	466,000	472,753
1.625% 5/15/31	2,023,000	2,048,604
1.75% 2/28/22	101,000	101,265
1.75% 6/15/22	25,000	25,181
1.75% 6/30/22	336,000	338,546
1.75% 7/15/22	1,795,000	1,809,374
1.75% 6/30/24	805,000	822,546
1.75% 7/31/24	2,907,000	2,972,067
1.75% 12/31/24	2,363,000	2,416,906
1.75% 12/31/26	527,000	539,352
1.875% 5/31/22	115,000	115,813
1.875% 9/30/22	358,000	362,125
1.875% 6/30/26	589,000	605,474
1.875% 7/31/26	909,000	934,743
2% 10/31/22	48,000	48,647
2% 5/31/24	442,000	454,138
2% 2/15/25	82,000	84,460
2% 8/15/25	50,000	51,566
2% 11/15/26	585,000	605,132
2.125% 12/31/22	19,000	19,315
2.125% 3/31/24	1,201,000	1,236,092
2.125% 5/15/25	13,000	13,457
2.25% 4/30/24	1,443,000	1,490,179
2.25% 10/31/24	279,000	289,201
2.25% 12/31/24	160,000	166,013
2.25% 2/15/27	393,000	411,683
2.25% 8/15/27	639,000	670,301
2.25% 11/15/27	682,000	716,020
2.375% 3/15/22	3,000	3,014
2.375% 1/31/23	239,000	243,929
2.375% 2/29/24	394,000	407,359
2.375% 4/30/26	405,000	424,728
2.375% 5/15/27	46,000	48,548
2.375% 5/15/29	108,000	115,109
2.5% 1/15/22	5,000	5,004
2.5% 2/15/22	8,000	8,023
2.5% 8/15/23	57,000	58,706
2.5% 1/31/24	3,559,000	3,686,345
2.5% 5/15/24	217,000	225,426
2.5% 1/31/25	238,000	248,831
2.5% 2/28/26	191,000	201,050
2.625% 2/28/23	492,000	504,165
2.625% 6/30/23	1,031,000	1,062,212
2.625% 12/31/23	1,205,000	1,249,858
2.625% 12/31/25	331,000	349,981
2.625% 1/31/26	461,000	487,453
2.625% 2/15/29	391,000	422,692
2.75% 4/30/23	84,000	86,454
2.75% 5/31/23	176,000	181,431
2.75% 7/31/23	700,000	723,488
2.75% 8/31/23	1,634,000	1,690,041
2.75% 6/30/25	113,000	119,449
2.75% 2/15/28	363,000	392,324
2.875% 10/31/23	810,000	841,925
2.875% 11/30/23	1,045,000	1,087,780
2.875% 5/31/25	144,000	152,679
2.875% 5/15/28	216,000	235,330
2.875% 8/15/28	113,000	123,408
3% 9/30/25	148,000	158,106
3% 10/31/25	130,000	139,034
3.125% 11/15/28	940,000	1,044,832

TOTAL U.S. TREASURY OBLIGATIONS		304,631,130

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $311,729,205)		310,750,512

U.S. Government Agency - Mortgage Securities - 27.8%
Fannie Mae - 12.9%
1.5% 10/1/36 to 12/1/51	8,160,621	8,077,690
2% 7/1/35 to 12/1/51	28,344,564	28,450,003
2.5% 1/1/27 to 12/1/51	14,839,733	15,231,771
3% 4/1/32 to 2/1/51	20,136,246	20,984,859
3.5% 2/1/27 to 8/1/50	9,823,366	10,496,107
4% 6/1/34 to 7/1/50	6,156,476	6,576,876
4.5% 10/1/39 to 12/1/50	3,778,219	4,054,007
5% 7/1/48 to 10/1/50	1,145,204	1,246,274
5.5% 5/1/44 to 4/1/49	276,052	302,953

TOTAL FANNIE MAE		95,420,540

Freddie Mac - 8.1%
1.5% 10/1/36 to 11/1/51	3,681,932	3,583,183
2% 10/1/30 to 12/1/51	21,222,139	21,300,372
2% 9/1/35	284,380	291,732
2% 11/1/35	411,029	421,527
2% 11/1/35	130,353	133,683
2.5% 4/1/27 to 12/1/51	17,685,164	18,119,832
3% 1/1/29 to 4/1/50	1,572,090	1,641,396
3% 8/1/47	30,604	31,966
3.5% 7/1/33 to 3/1/50	5,579,123	5,951,326
4% 3/1/26 to 10/1/50	4,689,997	5,000,749
4.5% 7/1/41 to 4/1/50	1,333,224	1,434,813
5% 6/1/30 to 5/1/50	2,069,572	2,250,322
5.5% 6/1/49	248,888	269,467

TOTAL FREDDIE MAC		60,430,368

Ginnie Mae - 5.9%
1.5% 5/20/51	125,944	122,885
2% 3/20/51 to 12/20/51	9,540,085	9,640,540
2% 1/1/52 (d)	1,000,000	1,009,635
2.5% 10/20/46 to 10/20/51	9,446,518	9,688,867
2.5% 1/1/52 (d)	700,000	717,524
3% 7/20/42 to 10/20/51	8,505,681	8,839,791
3% 1/1/52 (d)	150,000	155,280
3.5% 2/20/46 to 2/20/51	7,183,662	7,494,561
3.5% 1/1/52 (d)	100,000	104,143
4% 4/20/47 to 1/20/51	3,442,523	3,629,270
4.5% 1/20/47 to 3/20/51	1,686,422	1,787,290
5% 11/20/47 to 4/20/50	653,110	699,625
5.5% 9/20/47 to 1/20/49	51,211	56,860

TOTAL GINNIE MAE		43,946,271

Uniform Mortgage Backed Securities - 0.9%
1.5% 1/1/37 (d)	500,000	501,949
2% 1/1/37 (d)	1,000,000	1,024,867
2% 1/1/52 (d)	2,300,000	2,294,466
2.5% 1/1/52 (d)	2,600,000	2,654,845
4% 1/1/52 (d)	100,000	106,440
4.5% 1/1/52 (d)	100,000	107,230

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,689,797

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $207,615,989)		206,486,976

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$116,000	$119,289
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	2,847	2,855
Series 2021-1 Class A3, 0.34% 12/15/25	400,000	396,481
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	102,483
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	286,653
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	400,000	399,218
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,604
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	393,484
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	400,000	398,759
TOTAL ASSET-BACKED SECURITIES
(Cost $2,147,704)		2,132,826

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	209,682
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	228,296
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	351,252
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	399,207
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	514,971
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	101,196
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	145,976
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	83,573
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	94,826
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	1,108,896
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	45,881
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	207,776
Class A5, 3.0161% 9/15/52	200,000	211,141
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	705,709
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	747,201
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	573,534
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	576,910
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	873,492
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	100,515
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	204,627
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	203,729
Series K057 Class A2, 2.57% 7/25/26	159,400	166,847
Series K080 Class A2, 3.926% 7/25/28	80,000	91,034
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	690,970
Series K-1510 Class A2, 3.718% 1/25/31	124,000	142,548
Series K068 Class A2, 3.244% 8/25/27	130,000	141,493
Series K079 Class A2, 3.926% 6/25/28	20,000	22,768
Series K094 Class A2, 2.903% 6/25/29	300,000	324,431
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	91,428	94,889
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	273,606
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	157,938
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	157,964
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	499,514
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	103,765
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	381,559
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	210,024
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	575,712
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	93,562
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	139,600
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,057,761)		11,956,614

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	90,938
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$119,862
Series 2010 S1, 7.043% 4/1/50	75,000	131,190
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	241,984
Series 2010, 7.6% 11/1/40	350,000	603,334
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	196,690
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	376,372
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	196,102
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	21,166
Series 2021 C, 2.843% 11/1/46	150,000	150,793
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	80,476
3.293% 6/1/42	40,000	40,694
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	45,613
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	577,942
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	104,651
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	101,070
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	100,669
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	88,694
4.131% 6/15/42	80,000	89,582
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	85,222
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	197,282
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	396,750
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	180,056
3.256% 5/15/60	150,000	161,405
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	141,481
TOTAL MUNICIPAL SECURITIES
(Cost $4,452,809)		4,520,018

Foreign Government and Government Agency Obligations - 2.1%
Alberta Province:
2.95% 1/23/24	$110,000	$114,550
3.3% 3/15/28	75,000	82,187
Chilean Republic:
3.24% 2/6/28	200,000	210,288
3.86% 6/21/47	325,000	359,694
Export Development Canada:
2.625% 2/21/24	120,000	124,481
2.75% 3/15/23	145,000	148,763
Hungarian Republic:
5.375% 3/25/24	964,000	1,045,900
5.75% 11/22/23	50,000	54,188
Indonesian Republic:
2.85% 2/14/30	200,000	208,163
3.5% 2/14/50	200,000	206,413
3.85% 10/15/30	348,000	390,369
Israeli State 3.375% 1/15/50	225,000	243,013
Italian Republic:
2.375% 10/17/24	200,000	204,881
4% 10/17/49	497,000	545,158
Manitoba Province 2.6% 4/16/24	410,000	424,932
Ontario Province:
1.05% 5/21/27	1,413,000	1,374,877
1.125% 10/7/30	175,000	165,431
2.3% 6/15/26	50,000	51,954
2.5% 4/27/26	115,000	120,402
3.05% 1/29/24	90,000	93,947
Panamanian Republic:
3.16% 1/23/30	800,000	828,900
4.5% 4/16/50	200,000	220,163
6.7% 1/26/36	100,000	133,956
Peruvian Republic:
1.862% 12/1/32	340,000	310,314
2.78% 12/1/60	100,000	87,831
2.844% 6/20/30	190,000	192,886
3.55% 3/10/51	170,000	176,832
4.125% 8/25/27	50,000	54,822
Philippine Republic:
2.65% 12/10/45	500,000	472,594
3% 2/1/28	200,000	214,306
Polish Government 3.25% 4/6/26	73,000	78,047
Quebec Province:
1.5% 2/11/25	2,149,000	2,173,628
2.375% 1/31/22	25,000	25,041
2.5% 4/9/24	140,000	145,047
2.75% 4/12/27	95,000	100,969
United Mexican States:
3.25% 4/16/30	1,971,000	2,024,340
3.75% 1/11/28	200,000	215,100
4% 10/2/23	30,000	31,637
4.5% 4/22/29	360,000	401,693
4.75% 4/27/32	387,000	437,383
6.05% 1/11/40	170,000	211,204
Uruguay Republic 7.625% 3/21/36	678,000	1,022,424
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,995,175)		15,728,708

Supranational Obligations - 1.5%
African Development Bank 0.875% 7/22/26	160,000	157,018
Asian Development Bank:
0.375% 9/3/25	450,000	436,869
0.75% 10/8/30	100,000	93,460
1.5% 10/18/24	200,000	202,746
1.875% 1/24/30	610,000	625,100
2.625% 1/30/24	80,000	83,036
2.75% 3/17/23	700,000	718,342
5.82% 6/16/28	110,000	139,854
European Investment Bank:
0.75% 9/23/30	250,000	233,674
0.875% 5/17/30	18,000	17,079
1.375% 5/15/23	350,000	353,604
2% 12/15/22	510,000	517,229
2.25% 6/24/24	1,678,000	1,734,749
2.875% 8/15/23	260,000	269,099
Inter-American Development Bank:
0.625% 7/15/25	390,000	382,624
1.75% 3/14/25	194,000	197,922
2.25% 6/18/29	1,029,000	1,081,266
4.375% 1/24/44	39,000	53,875
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	262,506
0.5% 10/28/25	218,000	212,350
0.75% 8/26/30	160,000	149,442
0.875% 5/14/30	176,000	166,682
1.25% 2/10/31	110,000	106,893
1.5% 8/28/24	1,012,000	1,026,528
1.625% 1/15/25	155,000	157,644
1.75% 4/19/23	55,000	55,821
1.875% 6/19/23	20,000	20,361
2.5% 3/19/24	130,000	134,711
2.5% 11/22/27	92,000	97,179
3% 9/27/23	100,000	103,917
International Finance Corp.:
0.75% 8/27/30	60,000	56,184
1.375% 10/16/24	1,051,000	1,061,433
2.875% 7/31/23	112,000	115,804
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $11,158,890)		11,025,001

Bank Notes - 0.1%
Discover Bank 2.7% 2/6/30
(Cost $506,300)	500,000	506,326
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.08% (e)
(Cost $1,970,432)	1,970,038	1,970,432
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $750,136,967)		750,048,775
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,605,628)
NET ASSETS - 100%		$743,443,147

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,921,109 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$21,189,409	$320,283,317	$339,502,195	$11,190	$(92)	$(7)	$1,970,432	0.0%
Total	$21,189,409	$320,283,317	$339,502,195	$11,190	$(92)	$(7)	$1,970,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$184,971,362	$--	$184,971,362	$--
U.S. Government and Government Agency Obligations	310,750,512	--	310,750,512	--
U.S. Government Agency - Mortgage Securities	206,486,976	--	206,486,976	--
Asset-Backed Securities	2,132,826	--	2,132,826	--
Commercial Mortgage Securities	11,956,614	--	11,956,614	--
Municipal Securities	4,520,018	--	4,520,018	--
Foreign Government and Government Agency Obligations	15,728,708	--	15,728,708	--
Supranational Obligations	11,025,001	--	11,025,001	--
Bank Notes	506,326	--	506,326	--
Money Market Funds	1,970,432	1,970,432	--	--
Total Investments in Securities:	$750,048,775	$1,970,432	$748,078,343	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $748,166,535)	$748,078,343
Fidelity Central Funds (cost $1,970,432)	1,970,432
Total Investment in Securities (cost $750,136,967)		$750,048,775
Receivable for fund shares sold		267,053
Interest receivable		2,961,690
Distributions receivable from Fidelity Central Funds		158
Total assets		753,277,676
Liabilities
Payable to custodian bank	$5,770
Payable for investments purchased
Regular delivery	815,557
Delayed delivery	8,676,773
Payable for fund shares redeemed	202,750
Accrued management fee	55,550
Distribution and service plan fees payable	47,269
Other affiliated payables	30,860
Total liabilities		9,834,529
Net Assets		$743,443,147
Net Assets consist of:
Paid in capital		$745,111,988
Total accumulated earnings (loss)		(1,668,841)
Net Assets		$743,443,147
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($513,626,488 ÷ 46,607,635 shares)		$11.02
Service Class:
Net Asset Value, offering price and redemption price per share ($2,759,155 ÷ 250,213 shares)		$11.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($227,057,504 ÷ 20,672,377 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$10,148,822
Income from Fidelity Central Funds		11,190
Total income		10,160,012
Expenses
Management fee	$689,601
Transfer agent fees	383,111
Distribution and service plan fees	554,969
Independent trustees' fees and expenses	2,296
Total expenses before reductions	1,629,977
Expense reductions	(410)
Total expenses after reductions		1,629,567
Net investment income (loss)		8,530,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,502,643)
Fidelity Central Funds	(92)
Total net realized gain (loss)		(3,502,735)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(22,033,458)
Fidelity Central Funds	(7)
Delayed delivery commitments	105,576
Total change in net unrealized appreciation (depreciation)		(21,927,889)
Net gain (loss)		(25,430,624)
Net increase (decrease) in net assets resulting from operations		$(16,900,179)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,530,445	$7,253,067
Net realized gain (loss)	(3,502,735)	1,783,021
Change in net unrealized appreciation (depreciation)	(21,927,889)	15,646,563
Net increase (decrease) in net assets resulting from operations	(16,900,179)	24,682,651
Distributions to shareholders	(6,766,346)	(9,090,013)
Share transactions - net increase (decrease)	(19,010,948)	511,007,596
Total increase (decrease) in net assets	(42,677,473)	526,600,234
Net Assets
Beginning of period	786,120,620	259,520,386
End of period	$743,443,147	$786,120,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

Years ended December 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.132	.183	.283	.212
Net realized and unrealized gain (loss)	(.353)	.621	.560	(.022)
Total from investment operations	(.221)	.804	.843	.190
Distributions from net investment income	(.109)	(.104)	(.191)	(.130)
Distributions from net realized gain	–	(.030)	(.032)	–
Total distributions	(.109)	(.134)	(.223)	(.130)
Net asset value, end of period	$11.02	$11.35	$10.68	$10.06
Total ReturnC,D,E	(1.95)%	7.53%	8.38%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.14%	.14%	.14%H
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%H
Expenses net of all reductions	.14%	.14%	.14%	.13%H
Net investment income (loss)	1.19%	1.63%	2.67%	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$513,626	$569,594	$258,250	$91,033
Portfolio turnover rateI	138%	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

Years ended December 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.67	$10.33
Income from Investment Operations
Net investment income (loss)B	.119	.171	.197
Net realized and unrealized gain (loss)	(.352)	.632	.359
Total from investment operations	(.233)	.803	.556
Distributions from net investment income	(.107)	(.073)	(.184)
Distributions from net realized gain	–	(.030)	(.032)
Total distributions	(.107)	(.103)	(.216)
Net asset value, end of period	$11.03	$11.37	$10.67
Total ReturnC,D,E	(2.05)%	7.53%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%	.24%	.24%H
Expenses net of fee waivers, if any	.24%	.24%	.24%H
Expenses net of all reductions	.24%	.24%	.24%H
Net investment income (loss)	1.09%	1.53%	2.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,759	$550	$103
Portfolio turnover rateI	138%	101%	81%

 A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

Years ended December 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.104	.161	.262	.195
Net realized and unrealized gain (loss)	(.357)	.614	.556	(.023)
Total from investment operations	(.253)	.775	.818	.172
Distributions from net investment income	(.087)	(.105)	(.166)	(.112)
Distributions from net realized gain	–	(.030)	(.032)	–
Total distributions	(.087)	(.135)	(.198)	(.112)
Net asset value, end of period	$10.98	$11.32	$10.68	$10.06
Total ReturnC,D,E	(2.24)%	7.26%	8.13%	1.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.37%	.39%	.39%H
Expenses net of fee waivers, if any	.39%	.37%	.39%	.39%H
Expenses net of all reductions	.39%	.37%	.39%	.38%H
Net investment income (loss)	.94%	1.40%	2.48%	2.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$227,058	$215,977	$1,167	$1,006
Portfolio turnover rateI	138%	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,408,266
Gross unrealized depreciation	(11,339,049)
Net unrealized appreciation (depreciation)	$69,217
Tax Cost	$749,979,558

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,488,234
Capital loss carryforward	$(3,226,294)
Net unrealized appreciation (depreciation) on securities and other investments	$69,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,226,294)

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$6,766,346	$ 8,413,022
Long-term Capital Gains	–	676,991
Total	$6,766,346	$ 9,090,013

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	605,635,253	620,883,791

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,305
Service Class 2	553,664
$554,969

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 271,726
Service Class	652
Service Class 2	110,733
$383,111

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $410.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$4,980,718	$6,573,144
Service Class	21,882	1,005
Service Class 2	1,763,746	2,515,864
Total	$6,766,346	$9,090,013

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020
VIP Bond Index Portfolio
Initial Class
Shares sold	18,226,484	34,881,109	$202,928,648	$393,788,272
Reinvestment of distributions	449,929	581,180	4,980,718	6,573,144
Shares redeemed	(22,251,821)	(9,465,623)	(246,900,783)	(106,870,020)
Net increase (decrease)	(3,575,408)	25,996,666	$(38,991,417)	$293,491,396
Service Class
Shares sold	256,218	92,115	$2,857,806	$1,044,604
Reinvestment of distributions	1,881	1	20,847	7
Shares redeemed	(56,248)	(53,435)	(627,376)	(609,812)
Net increase (decrease)	201,851	38,681	$2,251,277	$434,799
Service Class 2
Shares sold	4,874,226	19,105,085	$54,057,998	$218,681,407
Reinvestment of distributions	159,688	222,929	1,762,956	2,514,638
Shares redeemed	(3,438,112)	(360,779)	(38,091,762)	(4,114,644)
Net increase (decrease)	1,595,802	18,967,235	$17,729,192	$217,081,401

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	60%	1	38%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Bond Index Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Bond Index Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from April 19, 2018 (commencement of operations) through December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from April 19, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
VIP Bond Index Portfolio
Initial Class	.14%
Actual		$1,000.00	$998.10	$.71
Hypothetical-C		$1,000.00	$1,024.50	$.71
Service Class	.24%
Actual		$1,000.00	$997.90	$1.21
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Service Class 2.39%
Actual		$1,000.00	$997.00	$1.96
Hypothetical-C		$1,000.00	$1,023.24	$1.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 24.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,764,137 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Bond Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the Initial Class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14%; Service Class: 0.24%; and Service Class 2: 0.39%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VUSB-ANN-0322
1.9887310.103

Item 2.

Code of Ethics

As of the end of the period, December 31, 2021, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager Growth Portfolio, VIP Asset Manager Portfolio, VIP Bond Index Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio and VIP Investment Grade Bond Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$32,100	$-	$7,200	$800
VIP Asset Manager Portfolio	$32,700	$-	$11,400	$900
VIP Bond Index Portfolio	$67,200	$-	$9,400	$1,500
VIP Freedom 2005 Portfolio	$17,200	$-	$6,900	$500
VIP Freedom 2010 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2015 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2020 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2025 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2030 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2035 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2040 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2045 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2050 Portfolio	$17,200	$-	$6,700	$500
VIP Freedom 2055 Portfolio	$17,300	$-	$7,000	$500
VIP Freedom 2060 Portfolio	$18,400	$-	$6,800	$500
VIP Freedom 2065 Portfolio	$17,300	$-	$7,000	$500
VIP Freedom Income Portfolio	$17,200	$-	$6,700	$500
VIP Freedom Lifetime Income I Portfolio	$15,100	$-	$6,900	$400
VIP Freedom Lifetime Income II Portfolio	$15,100	$-	$6,900	$400
VIP Freedom Lifetime Income III Portfolio	$15,100	$-	$6,900	$400
VIP Investment Grade Bond Portfolio	$35,300	$-	$9,100	$900

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$32,800	$-	$7,200	$800
VIP Asset Manager Portfolio	$33,500	$-	$11,400	$900
VIP Bond Index Portfolio	$68,600	$-	$9,400	$1,600
VIP Freedom 2005 Portfolio	$17,700	$-	$6,900	$500
VIP Freedom 2010 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2015 Portfolio	$17,700	$-	$6,900	$500
VIP Freedom 2020 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2025 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2030 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2035 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2040 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2045 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2050 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2055 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom 2060 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom 2065 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom Income Portfolio	$17,700	$-	$6,700	$500
VIP Freedom Lifetime Income I Portfolio	$15,600	$-	$6,900	$500
VIP Freedom Lifetime Income II Portfolio	$15,600	$-	$6,900	$500
VIP Freedom Lifetime Income III Portfolio	$15,600	$-	$6,900	$500
VIP Investment Grade Bond Portfolio	$36,100	$-	$9,300	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio,  VIP Government Money Market Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio,

VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$28,700	$2,300	$6,000	$1,000
VIP FundsManager 50% Portfolio	$28,700	$2,300	$6,000	$1,000
VIP FundsManager 60% Portfolio	$28,700	$2,300	$6,000	$1,000
VIP FundsManager 70% Portfolio	$28,700	$2,300	$6,000	$1,000
VIP FundsManager 85% Portfolio	$28,700	$2,300	$6,000	$1,000
VIP Government Money Market Portfolio	$39,700	$3,300	$1,900	$1,400
VIP Investor Freedom 2005 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom 2010 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom 2015 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom 2020 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom 2025 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom 2030 Portfolio	$14,400	$1,600	$5,200	$700
VIP Investor Freedom Income Portfolio	$14,400	$1,600	$5,200	$700
VIP Strategic Income Portfolio	$88,400	$7,600	$10,800	$3,300
VIP Target Volatility Portfolio	$25,300	$2,400	$5,400	$1,100

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 50% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 60% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 70% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 85% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP Government Money Market Portfolio	$40,200	$3,200	$1,900	$1,700
VIP Investor Freedom 2005 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2010 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2015 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2020 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2025 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2030 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom Income Portfolio	$14,800	$1,500	$5,200	$800
VIP Strategic Income Portfolio	$86,700	$7,300	$10,000	$4,000
VIP Target Volatility Portfolio	$25,700	$2,400	$5,400	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2021A	December 31, 2020A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2021A	December 31, 2020A
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2021A	December 31, 2020A
Deloitte Entities	$686,400	$667,700
PwC	$14,255,700	$14,674,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to

be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022